As filed with the Securities and Exchange Commission on October 6, 2008
                                                  Commission File Nos. 333-70697
                                                                       811-09119

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 18            |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 19                           |X|

                                 --------------
                       Jackson National Separate Account V
                           (Exact Name of Registrant)
                                 --------------

                     Jackson National Life Insurance Company
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
_X_ on October 6, 2008, pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium and Variable Deferred Annuity contracts.

                              PERSPECTIVE ADVANTAGE
                          FIXED AND VARIABLE ANNUITY(R)
                                    ISSUED BY
                 JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND
                       JACKSON NATIONAL SEPARATE ACCOUNT V


THE DATE OF THIS PROSPECTUS IS OCTOBER 6, 2008. Please read this prospectus before you purchase a Perspective Advantage Fixed and Variable Annuity. It contains important information about the Contract that you should know before investing. THIS PROSPECTUS PROVIDES A DESCRIPTION OF THE MATERIAL RIGHTS AND OBLIGATIONS UNDER THE CONTRACT. YOUR CONTRACT AND ANY ENDORSEMENTS ARE THE FORMAL CONTRACTUAL AGREEMENT BETWEEN YOU AND THE COMPANY. IT IS IMPORTANT THAT YOU READ THE CONTRACT AND ENDORSEMENTS, WHICH REFLECT STATE OR OTHER VARIATIONS. You should keep this prospectus on file for future reference.

To learn more about the Perspective Advantage Fixed and Variable Annuity Contract, you can obtain a free copy of the Statement of Additional Information ("SAI") dated October 6, 2008 by calling Jackson National Life Insurance Company ("JacksonSM") at (800) 766-4683 or by writing Jackson at: Annuity Service Center, P.O. Box 17240, Denver, Colorado 80217-9959. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.


This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing one, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

     o    Individual flexible premium deferred annuity

     o 2 guaranteed fixed account options that each offer a minimum interest rate that is guaranteed by Jackson (the "guaranteed fixed account options")


     o    7 Guaranteed Minimum Withdrawal Benefit (GMWB) options


     o A "GMWB Fixed Account" (only if the optional LifeGuard Select GMWB or LifeGuard Select with Joint Option GMWB are elected) that offers a minimum interest rate that is guaranteed by Jackson, to and from which automatic transfers of your Contract Value may be required according to non-discretionary formulas

     o Investment Divisions which purchase shares of the following Funds - all Class A shares (the "Funds"):

JNL SERIES TRUST

JNL/AIM INTERNATIONAL GROWTH FUND
         (FORMERLY, JNL/JPMORGAN INTERNATIONAL EQUITY FUND)
JNL/AIM Large Cap Growth Fund

JNL/AIM GLOBAL REAL ESTATE FUND
(FORMERLY, JNL/AIM REAL ESTATE FUND)

JNL/AIM Small Cap Growth Fund
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
         (FORMERLY, JNL/FI BALANCED FUND)
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
         (FORMERLY, JNL/SELECT GLOBAL GROWTH FUND)
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
         (FORMERLY, JNL/SELECT LARGE CAP GROWTH FUND)
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund

JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND
JNL/Goldman Sachs Mid Cap Value Fund

JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMORGAN MIDCAP GROWTH FUND
        (FORMERLY, JNL/FI MID-CAP EQUITY FUND)
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/LAZARD MID CAP EQUITY FUND
         (FORMERLY, JNL/LAZARD MID CAP VALUE FUND)
JNL/LAZARD SMALL CAP EQUITY FUND

         (FORMERLY, JNL/LAZARD SMALL CAP VALUE FUND)
JNL/M&G GLOBAL BASICS FUND
JNL/M&G GLOBAL LEADERS FUND
JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Mellon Capital Management Index 5 Fund
JNL/Mellon Capital Management 10 x 10 Fund
JNL/Oppenheimer Global Growth Fund
JNL/PAM ASIA EX-JAPAN FUND
JNL/PAM CHINA-INDIA FUND
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM AMERICA CORE EQUITY FUND
         (FORMERLY, JNL/PUTNAM EQUITY FUND)
JNL/PPM America High Yield Bond Fund
JNL/PPM AMERICA MID CAP VALUE FUND
JNL/PPM AMERICA SMALL CAP VALUE FUND
JNL/PPM America Value Equity Fund
JNL/RED ROCKS LISTED PRIVATE EQUITY FUND
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Retirement Income Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P COMPETITIVE ADVANTAGE FUND
JNL/S&P DIVIDEND INCOME & GROWTH FUND
JNL/S&P INTRINSIC VALUE FUND JNL/S&P TOTAL YIELD FUND
JNL/S&P 4 FUND


JNL VARIABLE FUND LLC

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
        (FORMERLY, JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND) JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
        (FORMERLY, JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND) JNL/Mellon Capital Management DowSM Dividend Fund
JNL/Mellon Capital Management S&P(R) 24 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management
JNL 5 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management
JNL Optimized 5 Fund
JNL/Mellon Capital Management S&P(R) SMid 60 Fund
JNL/Mellon Capital Management NYSE(R) International 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Healthcare Sector Fund
JNL/Mellon Capital Management Oil & Gas Sector Fund
JNL/Mellon Capital Management Technology Sector Fund

UNDERSCORED ARE THE FUNDS THAT ARE NEWLY AVAILABLE, OR RECENTLY UNDERWENT NAME CHANGES, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

EXPENSES FOR A CONTRACT WITH A CONTRACT ENHANCEMENT WILL BE HIGHER THAN THOSE FOR A CONTRACT WITHOUT A CONTRACT ENHANCEMENT, AND IN SOME CASES THE AMOUNT OF A CONTRACT ENHANCEMENT MAY BE MORE THAN OFFSET BY THOSE EXPENSES.

WE OFFER OTHER VARIABLE ANNUITY PRODUCTS WITH DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES. IN SOME STATES, YOU MAY PURCHASE THE CONTRACT THROUGH OUR AUTOMATED ELECTRONIC TRANSMISSION/ORDER TICKET VERIFICATION PROCEDURE. ASK YOUR REPRESENTATIVE ABOUT AVAILABILITY AND THE DETAILS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE ADVANTAGE FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

--------------------------------------------------------------------------------
o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

KEY FACTS..................................................................2

FEES AND EXPENSES TABLES...................................................5


EXAMPLE....................................................................14


THE ANNUITY CONTRACT.......................................................14

JACKSON....................................................................15

THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT........................15

THE SEPARATE ACCOUNT.......................................................16


INVESTMENT DIVISIONS.......................................................17

CONTRACT CHARGES...........................................................30

DISTRIBUTION OF CONTRACTS..................................................43

PURCHASES..................................................................45

CONTRACT ENHANCEMENTS......................................................46

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS...............................47

TELEPHONE AND INTERNET TRANSACTIONS........................................48

ACCESS TO YOUR MONEY.......................................................49

INCOME PAYMENTS (THE INCOME PHASE).........................................156

DEATH BENEFIT..............................................................158

TAXES......................................................................162

OTHER INFORMATION..........................................................165

PRIVACY POLICY.............................................................166

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION...............168


APPENDIX A (about Dow Jones)...............................................A-1

APPENDIX B (Broker-Dealer Support).........................................B-1

APPENDIX C (GMWB Prospectus Examples)......................................C-1

APPENDIX D (LifeGuard Select GMWB and LifeGuard
Select with Joint Option GMWB Transfer of Assets Methodology)..............D-1

APPENDIX E (Accumulation Unit Values)......................................E-1

                                    KEY FACTS

------------------------------------------------------- ------------------------

ANNUITY SERVICE CENTER:             1 (800) 766-4683 (8 a.m. - 8 p.m. ET)

MAIL ADDRESS:                       P.O. Box 17240, Denver, Colorado 80217-9959

DELIVERY ADDRESS:                   7601 Technology Way, Denver, Colorado 80237

INSTITUTIONAL MARKETING GROUP
SERVICE CENTER:                     1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased
through a bank or another
financial institution)

MAIL ADDRESS:                       P.O. Box 30392, Lansing, Michigan 48909-7892

DELIVERY ADDRESS:                   1 Corporate Way, Lansing, Michigan 48951
                                                Attn:  IMG

HOME OFFICE:                        1 Corporate Way, Lansing, Michigan 48951
------------------------------------------------------- ------------------------

---------------------------------------------------------- ---------------------
THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson provides a means for allocating on a tax-deferred basis for non-qualified Contracts to the guaranteed fixed account, the GMWB Fixed Account and investment divisions (the "Investment Divisions")(collectively, the "Allocation Options"). The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
ALLOCATION OPTIONS

Your Contract Value may be allocated to no more than 18 Investment Divisions and the guaranteed fixed account at any one time. If you elect the LifeGuard Select Guaranteed Minimum Withdrawal Benefit (GMWB) or the LifeGuard Select with Joint Option GMWB, automatic transfers of your Contract Value may be allocated to the GMWB Fixed Account, which also counts against the limit of 18.
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
EXPENSES

The Contract has insurance features and investment features, and there are costs related to each.

Jackson makes a deduction for its insurance charges that is equal to 1.50% of the daily value of the Contracts invested in the Investment Divisions. This charge does not apply to the guaranteed fixed account. During the accumulation phase, Jackson deducts a $35 annual contract maintenance charge from your Contract.


If you select any one of our GMWBs, Jackson deducts an additional charge, the maximum of which ranges from 0.81% to 1.86% of the Guaranteed Withdrawal Balance
(GWB). While the charge is deducted from your Contract Value, it is based on the GWB. For more information, including how the GWB is calculated, please see "Contract Charges."

If you choose the optional enhanced death benefit, Jackson will deduct an additional charge equal to 0.15% of the daily value of your Contract invested in the Investment Divisions.


If you select the LifeGuard Freedom DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom GMWB, you will pay 0.60% of the GMWB Death Benefit. The charge for LifeGuard Freedom DB is in addition to the charge for the LifeGuard Freedom GMWB. For more information, including how the GMWB Death Benefit is calculated, please see "Death Benefit."


If you take your money out of the Contract, Jackson may assess a withdrawal charge. The withdrawal charge starts at 8.5% in the first year after receipt of a premium payment, declines to 8% in the second year, and declines 1% a year thereafter to 0% after 9 years.

Jackson may assess a state premium tax charge which ranges from 0% - 3.5% (the amount of state premium tax, if any, will vary from state to state) when you begin receiving regular income payments from your Contract, when you make a withdrawal or, in states where required, at the time premium payments are made.


There are also investment charges which are expected to range from 0.58% to 2.22%, on an annual basis, of the average daily value of the Funds, depending on the Fund.

---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
PURCHASES

Under most circumstances, you can buy a Contract for $5,000 or more ($2,000 or more for a qualified plan Contract). You can add $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase. We reserve the right to refuse any premium payment.
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
CONTRACT ENHANCEMENTS

Each time you make a premium payment, Jackson will add an additional amount to your Contract equal to 4% of your premium payment. Jackson will not add Contract Enhancements to premium payments made within 12 months prior to a withdrawal, distribution or payment of a death benefit.


Contract charges are deducted from the total value of your Contract. Therefore, your Contract incurs expenses on the total Contract Value, which includes the Contract Enhancements. You will not receive any Contract Enhancement applied to your Contract within the prior twelve months under the circumstances set forth in the prospectus on page 46 under "Contract Enhancements" since charges will have been assessed against the higher amount (premium plus Contract Enhancement). It is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not received the Contract Enhancement. We expect to profit from certain charges assessed under the Contract (i.e., the withdrawal charge and the mortality and expense risk charge) associated with the Contract Enhancement.

---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------

OPTIONAL ENDORSEMENTS

Not all optional endorsements are available in all states or through all broker-dealers. The availability of optional endorsements may reflect state prohibitions and variations, Jackson's reservation of the right not to offer certain optional endorsements, and broker-dealer selections. The representative assisting you will advise you whether an optional benefit is available and of any variations.

---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
ACCESS

TO YOUR MONEY During the accumulation phase, there are a number of ways to take money out of your Contract, generally subject to a charge or adjustment. You may also have to pay income tax and a tax penalty on any money you take out.
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
INCOME

PAYMENTS You may choose to receive regular income from your annuity. During the income phase, you have the same allocation options you had during the accumulation phase.
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------

DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. When you purchase your Contract, you must elect the standard death benefit or an optional death benefit. The optional enhanced death benefit cannot be selected after the Contract has been issued. LifeGuard Freedom DB may be selected after the Contract has been issued but only in conjunction with the purchase of the LifeGuard Freedom GMWB and as long as the optional enhanced death benefit has not already been selected. Once an optional death benefit is chosen, it cannot be canceled.

---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
FREE LOOK

If you cancel your Contract within 20 days after receiving it (or whatever period is required in your state), Jackson will return the amount your Contract is worth on the day we receive your request or the Contract is returned to your selling agent, less any Contract Enhancements applied to your Contract. This may be more or less than your original payment. If required by law, Jackson will return your premium. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.
---------------------------------------------------------- ---------------------
---------------------------------------------------------- ---------------------
TAXES

Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your Contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.
---------------------------------------------------------- ---------------------

                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY AND SURRENDER THE CONTRACT, RECEIVE INCOME PAYMENTS OR TRANSFER CASH VALUE BETWEEN ALLOCATION OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
--------------------------------------------------------------------------------


======================================================================================================================
                                           OWNER TRANSACTION EXPENSES (1)

      Maximum Withdrawal Charge (2) -
             PERCENTAGE OF PREMIUM WITHDRAWN, IF APPLICABLE                                                8.5%
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Commutation Fee: Upon a total withdrawal after income payments have commenced under income option 4, or if after death during the period for which payments are guaranteed under income option 3 and beneficiary elects a lump sum payment, the amount received will be reduced by (a) minus (b) where:

      o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

      o        (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1%
               higher than the rate used in (a).
      ---------------------------------------------------------------------------------------------------- --------

      Transfer Charge (3) -
             PER TRANSFER AFTER 15 IN A CONTRACT YEAR                                                      $25
      ------ --------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      Expedited Delivery Charge (4)                                                                        $22.50
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

----- ---------------------------------------------------------------------------------------------------- -------- --

(1)  See "Contract Charges."


(2)  Years Since Premium Payment                0      1     2    3    4     5    6    7     8    9+
     Charge                                     8.5%   8%    7%   6%   5%    4%   3%   2%    1%   0%

(3) We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

(4) When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery
     ($22.50 for Saturday delivery). Withdrawal charges and excess interest adjustments will not be charged on wire/overnight fees.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.

----------------------------------------------------------------------------------------------------------------------

                                                  PERIODIC EXPENSES

      BASE CONTRACT

      Annual Contract Maintenance Charge                                                                   $35

      Separate Account Annual Expenses
              ANNUAL PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE OF INVESTMENT DIVISIONS                     1.50%

      Mortality And Expense Risk Charge                                                           1.35%

      Administration Charge                                                                       0.15%
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------
      Total Separate Account Annual Expenses for Base Contract                                             1.50%
      ---------------------------------------------------------------------------------------------------- --------
      ---------------------------------------------------------------------------------------------------- --------

----- ---------------------------------------------------------------------------------------------------- -------- --


OPTIONAL ENDORSEMENTS - A VARIETY OF OPTIONAL ENDORSEMENTS TO THE CONTRACT ARE AVAILABLE. PLEASE SEE THE FOOTNOTES FOR ADDITIONAL INFORMATION ON THE VARIOUS OPTIONAL ENDORSEMENT CHARGES.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE FOLLOWING OPTIONAL DEATH BENEFIT ENDORSEMENT CHARGES ARE BASED ON EITHER AVERAGE DAILY NET ASSET VALUE OR ON A BENEFIT BASE AND ARE INDICATED AS SUCH. PLEASE SEE THE FOOTNOTES FOR ADDITIONAL INFORMATION ON THE VARIOUS OPTIONAL DEATH BENEFIT ENDORSEMENT CHARGES. YOU MAY SELECT ONE OF THE AVAILABLE BENEFITS LISTED BELOW:

                   AVERAGE DAILY NET ASSET VALUE BASED CHARGES

      ENHANCED DEATH BENEFIT MAXIMUM ANNUAL CHARGE                                                        0.15%

                              BENEFIT BASED CHARGES

      LifeGuard Freedom DB Maximum Annual Charge (only available if the LifeGuard Freedom GMWB is also    0.60%
      selected) (5)

      --------------------------------------------------------------------------------------------------- ---------
      --------------------------------------------------------------------------------------------------- ---------

      --------------------------------------------------------------------------------------------------- ---------
      -------------------------------------------------------------------------------------------------------------

      THE FOLLOWING OPTIONAL ENDORSEMENT CHARGES ARE BENEFIT BASED. PLEASE SEE
      THE FOOTNOTES FOR ADDITIONAL INFORMATION ON THE VARIOUS OPTIONAL
      ENDORSEMENT CHARGES. YOU MAY SELECT ONE OF THE AVAILABLE BENEFITS LISTED
      BELOW:

      7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of      0.75%
         March 31, 2008)("SafeGuard 7 PlusSM") (6)
      Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge ("SafeGuard         0.81%
         MaxSM") (7)
      5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5SM") (8)                             1.47%
      6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6SM") (9)                             1.62%
      5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008)             0.51%
         ("MarketGuard 5SM") (10)
      5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of       1.50%
         March 31, 2008)("LifeGuard AdvantageSM") (11)
      For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,          1.50%
         2008)("LifeGuard AscentSM") (12)
      Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,    1.71%
         2008)("LifeGuard Ascent With Joint Option") (13)
      For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard FreedomSM GMWB")      1.50%
         (14)
      Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom GMWB    1.86%
         With Joint Option") (15)
      For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum       1.20%
         Annual Charge ("LifeGuard SelectSM") (16)
      Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up         1.50%
         Maximum Annual Charge ("LifeGuard Select With Joint Option") (17)

      -------------------------------------------------------------------------------------------------------------


(5) The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB. The current and maximum charge for the LifeGuard Freedom DB is 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% annually). THE CHARGE FOR LIFEGUARD FREEDOM DB IS IN ADDITION TO THE CHARGE FOR THE LIFEGUARD FREEDOM GMWB.

     The GMWB Death Benefit is equal to the LifeGuard Freedom GWB (see footnote 14 below). If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     For more information about the charge for the LifeGuard Freedom DB, please see "LifeGuard Freedom DB" under "Death Benefit Charges", beginning on page
     42. For more information about how this optional death benefit endorsement works, please see "LifeGuard Freedom DB" under "Optional Death Benefits", beginning on page 159. For more information about how the LifeGuard Freedom GMWB works, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 104.

(6) The charge is quarterly, currently 0.10% (0.40% annually) of the GWB, subject to a maximum annual charge of 0.75% as used in the Table. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.035% (0.42% annually) of the GWB, subject to a maximum annual charge of 0.75%. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. For more information, including how the GWB is calculated, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 51. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(7) The charge is quarterly, currently 0.1125% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.80%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0375% (0.45% annually) of the GWB, subject to a maximum annual charge of 0.81% as used in the Table. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     The charge is deducted at the end of each Contract Quarter/Contract Month, or upon termination of the endorsement, from your Contract Value on a pro rata basis. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. For more information, including how the GWB is calculated, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 56. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(8) The charge is quarterly, currently 0.1625% (0.65% annually) of the GWB, subject to a maximum annual charge of 1.45%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.055% (0.66% annually) of the GWB, subject to a maximum annual charge of 1.47% as used in the Table. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 62. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.


(9) The charge is quarterly, currently 0.2125% (0.85% annually) of the GWB, subject to a maximum annual charge of 1.60%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0725% (0.87% annually) of the GWB, subject to a maximum annual charge of 1.62% as used in the Table. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. For more information, including how the GWB is calculated, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 67. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.


     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.


(10) The charge is quarterly, currently 0.05% (0.20% annually) of the GWB, subject to a maximum annual charge of 0.50%. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0175% (0.21% annually) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Guaranteed Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. For more information, including how the GWB is calculated, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 72. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus.

(11) 1.50% is the maximum annual charge of the 5% for Life GMWB With Bonus and Annual Step-Up for the following age groups: 55-59, 60-64, and 65-69, which charge is payable quarterly. The charge for the 5% for Life GMWB With Annual Step-Up varies by age group. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES FOR ALL AGE GROUPS.


     You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON State, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

                      5% FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
            ------------------- --------------------- ------------------------

            Annual Charge             Maximum                 Current
            ------------------- --------------------- ------------------------
            ------------------- --------- ----------- ----------- ------------
            Ages    45 - 49     1.00%/4    1.02%/12    0.55%/4     0.57%/12
                    50 - 54     1.15%/4    1.17%/12    0.70%/4     0.72%/12
                    55 - 59     1.50%/4    1.50%/12    0.95%/4     0.96%/12
                    60 - 64     1.50%/4    1.50%/12    0.95%/4     0.96%/12
                    65 - 69     1.50%/4    1.50%/12    0.95%/4     0.96%/12
                    70 - 74     0.90%/4    0.90%/12    0.55%/4     0.57%/12
                    75 - 80     0.65%/4    0.66%/12    0.40%/4     0.42%/12
            ------------------- --------- ----------- ----------- ------------
            ------------------- ----------------------------------------------
            Charge Basis                             GWB
            ------------------- ----------------------------------------------
            ------------------- --------- ----------- ----------- ------------
            Charge Frequency    Quarterly  Monthly    Quarterly     Monthly

     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.


     For more information about the charge for this endorsement, please see "5% For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 36. For more information about how the endorsement works, please see "5% For Life GMWB With Bonus and Annual Step-Up" beginning on page 77.

(12) 1.50% is the maximum annual charge of the For Life GMWB With Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

                          FOR LIFE GMWB WITH ANNUAL STEP-UP
           ------------------- --------------------- ------------------------

           Annual Charge             Maximum                 Current
           ------------------- --------------------- ------------------------
           ------------------- --------- ----------- ------------ -----------
           Ages    45 - 85     1.50%/4    1.50%/12     0.95%/4     0.96%/12
           ------------------- ----------------------------------------------
           Charge Basis                             GWB
           ------------------- ----------------------------------------------
           ------------------- --------- ----------- ------------ -----------
           Charge Frequency    Quarterly  Monthly     Quarterly    Monthly

     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.


     For more information about the charge for this endorsement, please see "For Life GMWB With Annual Step-Up Charge" beginning on page 37. For more information about how the endorsement works, please see "For Life GMWB With Annual Step-Up" beginning on page 86.

(13) 1.71% is the maximum annual charge of the Joint For Life GMWB With Annual Step-Up, which charge is payable monthly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each quarter. But for Contracts purchased IN WASHINGTON STATE, the charge is monthly. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

                         JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP
           ------------------ ---------------------- ---------------------------

           Annual Charge             Maximum                  Current
           ------------------ ---------------------- ---------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Ages    45 - 85     1.70%/4    1.71%/12    1.15%/4       1.17%/12
           ------------------ --------------------------------------------------
           Charge Basis                              GWB
           ------------------ --------------------------------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Charge Frequency   Quarterly   Monthly    Quarterly      Monthly

     For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH.


     For more information about the charge for this endorsement, please see "Joint For Life GMWB With Annual Step-Up Charge" beginning on page 37. For more information about how the endorsement works, please see "Joint For Life GMWB With Annual Step-Up" beginning on page 95.



(14) 1.50% is the maximum annual charge of the For Life GMWB With Bonus and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.


                         FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
           ------------------ ---------------------- ---------------------------

           Annual Charge             Maximum                  Current
           ------------------ ---------------------- ---------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Ages    45 - 80     1.50%/4    1.50%/12    0.95%/4       0.96%/12
           ------------------ --------------------------------------------------
           Charge Basis                              GWB
           ------------------ --------------------------------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Charge Frequency   Quarterly   Monthly    Quarterly      Monthly


     For more information about the charge for this endorsement, please see "For Life GMWB With Bonus and Annual Step-Up Charge" beginning on page 38. For more information about how the endorsement works, please see "For Life GMWB With Bonus and Annual Step-Up " beginning on page 104.



(15) For Contracts purchased IN WASHINGTON STATE, 1.86% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Month. For Contracts purchased in all other states, 1.85% is the maximum annual charge of the Joint For Life GMWB With Bonus and Annual Step-Up, which charge is payable each Contract Quarter. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

                         JOINT FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP
           ------------------ ---------------------- ---------------------------

           Annual Charge             Maximum                  Current
           ------------------ ---------------------- ---------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Ages    45 - 80     1.85%/4    1.86%/12    1.25%/4       1.26%/12
           ------------------ --------------------------------------------------
           Charge Basis                              GWB
           ------------------ --------------------------------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Charge Frequency   Quarterly   Monthly    Quarterly      Monthly

     For more information about the charge for

     see "Joint Life GMWB With Bonus and Annua this endorsement, please beginning on page 39. For more informatil Step-Up Charge" endorsement works, please see "Joint For on about how the Annual Step-Up " beginning on page 115. Life GMWB With Bonus and



(16) 1.20% is the maximum annual charge of the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly.


     THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.

     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

                 FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL
                     BALANCE ADJUSTMENT AND ANNUAL STEP-UP
           ------------------ ---------------------- ---------------------------

           Annual Charge             Maximum                  Current
           ------------------ ---------------------- ---------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Ages    55 - 80     1.20%/4    1.20%/12    0.65%/4       0.66%/12
           ------------------ --------------------------------------------------
           Charge Basis                              GWB
           ------------------ --------------------------------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Charge Frequency   Quarterly   Monthly    Quarterly      Monthly

     For more information about the charge for

     see  "For  Life  GMWB  With  Bonus,  Guaranteed  this  endorsement,  please
     Adjustment and Annual Step-Up Charge" beg Withdrawal Balance more information about how the endorsemeninning on page 40. For Life GMWB With Bonus, Guaranteed Withdrawt works, please see "For Annual Step-Up " beginning on page 128. al Balance Adjustment and representative to learn about the currentPlease check with your GMWB Fixed Account. You may also contact interest rate for the Service Center for more information. Our us at the Annuity on the first page of the prospectus. contact information is



(17) 1.50% is the maximum annual charge of the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up, which charge is payable quarterly. THE BELOW TABLES HAVE THE MAXIMUM AND CURRENT CHARGES. You pay the applicable percentage of the GWB each Contract
     Quarter. But for Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month. The GWB is the guaranteed amount available for future periodic withdrawals. If you select a GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of taxes and adjusted for any subsequent premium payments and withdrawals. If the GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals.


     We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division, the Fixed Account and the GMWB Fixed Account. Monthly charges are pro rata deducted based on the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.

              JOINT FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL
                     BALANCE ADJUSTMENT AND ANNUAL STEP-UP

           ------------------ ---------------------- ---------------------------

           Annual Charge             Maximum                  Current
           ------------------ ---------------------- ---------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Ages    55 - 80     1.50%/4    1.50%/12    0.80%/4       0.81%/12
           ------------------ --------------------------------------------------
           Charge Basis                              GWB
           ------------------ --------------------------------------------------
           ------------------ ---------- ----------- ----------- ---------------
           Charge Frequency   Quarterly   Monthly    Quarterly      Monthly


     For more information about the charge for this endorsement, please see "Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge" beginning on page 41. For more information about how the endorsement works, please see "Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up " beginning on page 141.


THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

                      TOTAL ANNUAL FUND OPERATING EXPENSES

(Expenses  that  are  deducted  from  Fund  assets,   including  management  and
administration fees, 12b-1 service fees and other expenses.)

                 ---------------------------------------------


                                Minimum: 0.58%

                                Maximum: 2.22%


                 ---------------------------------------------

MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.



                   FUND OPERATING EXPENSES

  (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET
                           ASSETS)                                                                          ACQUIRED
                                                                MANAGEMENT                                  FUND FEES      ANNUAL
                                                                    and         SERVICE       OTHER         AND            OPERATING
                          FUND NAME                             ADMIN FEE A    (12B-1) FEE    EXPENSES B    EXPENSES C     EXPENSES
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/AIM International Growth                                     0.82%           0.20%         0.01%          0.01%          1.04%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/AIM Large Cap Growth F                                       0.77%           0.20%         0.01%          0.00%          0.98%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/AIM Global Real Estate F                                     0.86%           0.20%         0.01%          0.01%          1.08%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/AIM Small Cap Growth                                         0.95%           0.20%         0.00%          0.01%          1.16%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Capital Guardian Global Balanced F                           0.80%           0.20%         0.01%          0.00%          1.01%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Capital Guardian Global Diversified Research                 0.90%           0.20%         0.00%          0.01%          1.11%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Capital Guardian International Small Cap                     1.10%           0.20%         0.00%          0.04%          1.34%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Capital Guardian U.S. Growth Equity                          0.80%           0.20%         0.00%          0.00%          1.00%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Credit Suisse Global Natural Resources                       0.85%           0.20%         0.00%          0.01%          1.06%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Credit Suisse Long/Short F                                   0.95%           0.20%         1.06% D        0.01%          2.22%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Eagle Core Equity                                            0.73%           0.20%         0.01%          0.01%          0.95%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Eagle SmallCap Equity                                        0.83%           0.20%         0.00%          0.01%          1.04%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Franklin Templeton Founding Strategy                         0.05%           0.00%         0.00%          1.06% E        1.11%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Franklin Templeton Global Growth                             0.90%           0.20%         0.00%          0.00%          1.10%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Franklin Templeton Income                                    0.82%           0.20%         0.00%          0.00%          1.02%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Franklin Templeton Mutual Shares                             0.85%           0.20%         0.02% D        0.00%          1.07%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Franklin Templeton Small Cap Value                           0.95%           0.20%         0.01%          0.01%          1.17%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Goldman Sachs Core Plus Bond                                 0.70%           0.20%         0.01%          0.01%          0.92%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Goldman Sachs Emerging Markets Debt                          0.90%           0.20%         0.01%          0.00%          1.11%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Goldman Sachs Mid Cap Value                                  0.82%           0.20%         0.01%          0.01%          1.04%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Goldman Sachs Short Duration Bond                            0.54%           0.20%         0.01%          0.00%          0.75%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/JPMorgan International Value                                 0.80%           0.20%         0.01%          0.00%          1.01%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/JPMorgan MidCap Growth                                       0.80%           0.20%         0.01%          0.01%          1.02%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/JPMorgan U.S. Government & Quality Bond                      0.58%           0.20%         0.00%          0.01%          0.79%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Lazard Emerging Markets                                      1.09%           0.20%         0.00%          0.02%          1.31%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Lazard Mid Cap Equity F                                      0.81%           0.20%         0.01%          0.01%          1.03%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Lazard Small Cap Equity                                      0.85%           0.20%         0.01%          0.01%          1.07%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/M&G Global Basics                                            1.00%           0.20%         0.01%          0.00%          1.21%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/M&G Global Leaders                                           1.00%           0.20%         0.01%          0.00%          1.21%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management European 30                        0.57%           0.20%         0.01%          0.00%          0.78%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Mellon Capital Management Pacific Rim 30                     0.57%           0.20%         0.01%          0.00%          0.78%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management S&P 500 Index                      0.38%           0.20%         0.01%          0.01%          0.60%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management S&P 400 MidCap Index               0.39%           0.20%         0.01%          0.00%          0.60%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Small Cap Index                    0.39%           0.20%         0.01%          0.00%          0.60%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management International Index                0.44%           0.20%         0.01%          0.00%          0.65%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Bond Index                         0.40%           0.20%         0.00%          0.00%          0.60%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index       0.58%           0.20%         0.01%           0.01%         0.80%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Index 5                            0.05%           0.00%         0.01%          0.61% E        0.67%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management 10 x 10                            0.05%           0.00%         0.01%          0.63% E        0.69%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Oppenheimer Global Growth                                    0.84%           0.20%         0.01%          0.00%          1.05%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PAM Asia ex-Japan F                                          1.05%           0.20%         0.00%          0.08%          1.33%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/PAM China-India F                                            1.10%           0.20%         0.00%          0.08%          1.38%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/PIMCO Real Return                                            0.60%           0.20%         0.00%          0.00%          0.80%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/PIMCO Total Return Bond                                      0.60%           0.20%         0.00%          0.01%          0.81%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/PPM America Core Equity F                                    0.75%           0.20%         0.01%          0.00%          0.96%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/PPM America High Yield Bond F                                0.57%           0.20%         0.00%          0.01%          0.78%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/PPM America Mid Cap Value                                    0.85%           0.20%         0.01%          0.00%          1.06%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/PPM America Small Cap Value                                  0.85%           0.20%         0.01%          0.00%          1.06%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/PPM America Value Equity                                     0.65%           0.20%         0.01%          0.00%          0.86%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

JNL/Red Rocks Listed Private Equity                              1.00%           0.20%         0.01%          0.00%          1.21%

-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Select Balanced                                              0.58%           0.20%         0.00%          0.01%          0.79%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Select Money Market                                          0.38%           0.20%         0.00%          0.00%          0.58%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Select Value                                                 0.63%           0.20%         0.00%          0.00%          0.83%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/T. Rowe Price Established Growth                             0.68%           0.20%         0.00%          0.01%          0.89%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/T. Rowe Price Mid-Cap Growth                                 0.81%           0.20%         0.01%          0.02%          1.04%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/T. Rowe Price Value                                          0.75%           0.20%         0.00%          0.01%          0.96%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Managed Conservative                                     0.18%           0.00%         0.00%          0.88% E        1.06%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Managed Moderate                                         0.18%           0.00%         0.01%          0.91% E        1.10%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Managed Moderate Growth                                  0.15%           0.00%         0.01%          0.96% E        1.12%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Managed Growth                                           0.15%           0.00%         0.00%          0.98% E        1.13%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Managed Aggressive Growth                                0.17%           0.00%         0.00%          1.02% E        1.19%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Retirement Income                                        0.18%           0.00%         0.00%          0.90% E        1.08%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Retirement 2015                                          0.18%           0.00%         0.00%          1.01% E        1.19%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Retirement 2020                                          0.18%           0.00%         0.00%          1.02% E        1.20%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Retirement 2025                                          0.18%           0.00%         0.00%          1.04% E        1.22%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Disciplined Moderate                                     0.18%           0.00%         0.00%          0.69% E        0.87%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Disciplined Moderate Growth                              0.18%           0.00%         0.00%          0.71% E        0.89%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Disciplined Growth                                       0.18%           0.00%         0.01%          0.67% E        0.86%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Competitive Advantage                                    0.50%           0.20%         0.00%          0.04%          0.74%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Dividend Income & Growth                                 0.50%           0.20%         0.00%          0.05%          0.75%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Intrinsic Value                                          0.50%           0.20%         0.00%          0.04%          0.74%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P Total Yield                                              0.50%           0.20%         0.00%          0.04%          0.74%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/S&P 4                                                        0.05%           0.00%         0.00%          0.74% E        0.79%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Nasdaq(R) 25                       0.50%           0.20%         0.04%          0.00%          0.74%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Value Line(R) 30                   0.43%           0.20%         0.16%          0.00%          0.79%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management DowSM Dividend                     0.45%           0.20%         0.02%          0.00%          0.67%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management S&P(R) 24                          0.52%           0.20%         0.01%          0.00%          0.73%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management 25                                 0.44%           0.20%         0.00%          0.00%          0.64%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Select Small-Cap                   0.44%           0.20%         0.01%          0.00%          0.65%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management JNL 5                              0.42%           0.20%         0.02%          0.00%          0.64%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management VIP                                0.44%           0.20%         0.05%          0.00%          0.69%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management JNL Optimized 5                    0.46%           0.20%         0.05%          0.00%          0.71%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management S&P(R) SMid 60                     0.52%           0.20%         0.01%          0.01%          0.74%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management NYSE(R) International 25           0.57%           0.20%         0.04%          0.01%          0.82%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Communications Sector              0.49%           0.20%         0.03%          0.00%          0.72%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Consumer Brands Sector             0.52%           0.20%         0.03%          0.00%          0.75%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Financial Sector                   0.51%           0.20%         0.03%          0.00%          0.74%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Healthcare Sector                  0.49%           0.20%         0.03%          0.00%          0.72%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Oil & Gas Sector                   0.44%           0.20%         0.03%          0.00%          0.67%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------
JNL/Mellon Capital Management Technology Sector                  0.50%           0.20%         0.03%          0.00%          0.73%
-------------------------------------------------------------- --------------- ------------- -------------- -------------- ---------

A    Certain   Funds  pay  Jackson   National   Asset   Management,   LLC,   the
     Administrator, an administrative fee for certain services provided to the Fund by the Administrator.


     The JNL/AIM Global Real Estate Fund, the JNL/AIM International Growth Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/M&G Global Basics Fund, the JNL/M&G Global Leaders Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/PAM Asia Ex-Japan Fund, the JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds EXCEPT the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/Mellon Capital Management NYSE(R) International 25 Fund, the JNL/Mellon Capital Management European 30 Fund, and the JNL/Mellon Capital Management Pacific Rim 30 Fund pay an administrative fee of 0.15%.

     The JNL/Mellon Capital Management NYSE(R) International 25 Fund, the JNL/Mellon Capital Management European 30 Fund, the JNL/Mellon Capital Management Pacific Rim 30 Fund, and the JNL/PAM China-India Fund pay an administrative fee of 0.20%.


     The JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds EXCEPT the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

     All other Funds pay an administrative fee of 0.10%.

     The Management and  Administrative  Fee and the Annual  Operating  Expenses
     columns  in  this  table   reflect   the   inclusion   of  the   applicable
     administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C ACQUIRED FUND FEES AND EXPENSES. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions. For December 31, 2007, total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund, and JNL/Franklin Templeton Mutual Shares Fund was 1.06% and 0.01%, respectively.

E Amounts are based on the allocations to underlying funds during the period ended December 31, 2007. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

F The management/administrative fee has been restated to reflect a contract amendment; the fee was adjusted to the level shown in the table above.

                                     EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.


The example assumes that you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The following example includes the maximum Fund fees and expenses and the cost if you select the optional LifeGuard Freedom DB death benefit and the LifeGuard Freedom GMWB guaranteed minimum withdrawal benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


If you surrender your Contract at the end of the applicable time period:


         1 YEAR              3 YEARS           5 YEARS           10 YEARS
         $669                $1,808            $2,922            $5,621


If you annuitize at the end of the applicable time period:


         1 YEAR*             3 YEARS            5 YEARS          10 YEARS
         $669                $1,808             $2,922           $5,621

* Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do NOT surrender your Contract:


         1 YEAR              3 YEARS           5 YEARS           10 YEARS
         $584                $1,738            $2,872            $5,621


THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

CONDENSED FINANCIAL INFORMATION. The information about the values of all accumulation units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an accumulation unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

                              THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson is a Contract between you, the Owner, and Jackson, an insurance company. The Contract provides a means for allocating on a tax-deferred basis to a guaranteed fixed account, GMWB Fixed Account (only if the optional LifeGuard Select GMWB or LifeGuard Select with Joint Option GMWB are elected) and Investment Divisions. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. We will not issue a Contract to someone older than age 80.

The Contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase and (2) the income phase. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.

The Contract offers guaranteed fixed account options. The guaranteed fixed account options each offer a minimum interest rate that is guaranteed by Jackson for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed account, your payments will remain level throughout the entire income phase.

In addition to the guaranteed fixed account options, there is a GMWB Fixed Account. The GMWB Fixed Account is available ONLY in conjunction with the purchase of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB. If you elect to purchase one of these two GMWBs, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. For more information regarding the GMWB Fixed Account, please see below.

The Contract also offers Investment Divisions. The Investment Divisions are designed to offer a higher return than the guaranteed fixed account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

As the Owner, you can exercise all the rights under the Contract. You can assign the Contract at any time before the Income Date, but Jackson will not be bound until it receives written notice of the assignment (there is an assignment form). An assignment may be a taxable event. Your ability to change ownership is limited on Contracts with one of the For Life GMWBs. Please contact our Annuity Service Center for help and more information.

The Contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group contracts. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a general description of the Contracts.

                                     JACKSON

Jackson is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson is ultimately a wholly owned subsidiary of Prudential plc (London, England).

Jackson has responsibility for administration of the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract Owner and the number and type of Contracts issued to each Contract Owner, and records with respect to the value of each Contract.

Jackson is working to provide documentation electronically. When this program is available, Jackson will, as permitted, forward documentation electronically. Please contact Jackson at our Annuity Service Center for more information.

               THE GUARANTEED FIXED ACCOUNT AND GMWB FIXED ACCOUNT

CONTRACT VALUE ALLOCATED TO THE GUARANTEED FIXED ACCOUNT AND/OR THE GMWB FIXED ACCOUNT WILL BE PLACED WITH OTHER ASSETS IN JACKSON'S GENERAL ACCOUNT. THE GUARANTEED FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT ARE NOT REGISTERED WITH THE SEC AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT THEM. DISCLOSURES REGARDING THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. YOUR CONTRACT CONTAINS A MORE COMPLETE DESCRIPTION OF THE GUARANTEED FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT.

THE GMWB FIXED ACCOUNT

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FIXED ACCOUNT. The GMWB Fixed Account is available only in conjunction with the purchase of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB. If you elect to purchase one of these two GMWBs, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account.

The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the guaranteed fixed account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no excess interest adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC according to non-discretionary formulas; you may NOT choose to transfer amounts to and from the GMWB Fixed Account. These automatic transfers will not count against the 15 free transfers in a Contract Year. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.


For more detailed information regarding LifeGuard Select, including the GMWB Fixed Account, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 128. For more detailed information regarding LifeGuard Select with Joint Option, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 141.


                              THE SEPARATE ACCOUNT

The Jackson National Separate Account V was established by Jackson on September 25, 1998, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The Separate Account is a "Separate Account" under state insurance law and under a unit investment trust under federal securities laws and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to Jackson and the obligations under the Contracts are obligations of Jackson. However, the Contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson may issue.

The Separate Account is divided into Investment Divisions. Jackson does not guarantee the investment performance of the Separate Account or the Investment Divisions.

                              INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 18 Investment Divisions, the guaranteed fixed account and the GMWB Fixed Account at any one time. Each Investment Division purchases the shares of one underlying fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account options and the GMWB Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Investment Divisions are each known as a Fund of Funds. Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds. You should read the prospectus for the JNL Series Trust for more information.

        JNL/Franklin Templeton Founding Strategy
        JNL/Mellon Capital Management Index 5
        JNL/Mellon Capital Management 10 x 10
        JNL/S&P Managed Conservative
        JNL/S&P Managed Moderate
        JNL/S&P Managed Moderate Growth
        JNL/S&P Managed Growth
        JNL/S&P Managed Aggressive Growth
        JNL/S&P Retirement Income
        JNL/S&P Retirement 2015
        JNL/S&P Retirement 2020
        JNL/S&P Retirement 2025
        JNL/S&P Disciplined Moderate
        JNL/S&P Disciplined Moderate Growth
        JNL/S&P Disciplined Growth
        JNL/S&P 4

THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
--------------------------------------------------------------------------------
JNL/AIM INTERNATIONAL GROWTH FUND

     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth.

--------------------------------------------------------------------------------
JNL/AIM LARGE CAP GROWTH FUND

     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

--------------------------------------------------------------------------------

JNL/AIM GLOBAL REAL ESTATE FUND
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.) and sub-sub-advisers: Invesco Institutional (N.A.), Inc. (f/k/a INVESCO Institutional (N.A.), Inc.); and Invesco Asset Management Limited)

          Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies, including real estate investment trusts located in the U.S. and foreign countries. The Fund will normally invest in securities of companies located in at least three different countries, including the United States.

--------------------------------------------------------------------------------

JNL/AIM SMALL CAP GROWTH FUND

     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.)

          Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.


--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL BALANCED FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks income and capital growth, consistent with reasonable risk via balanced accomplishment of long-term growth of capital, current income, and conservation of principal through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers. The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% to equities and 25% to 45% to fixed-income.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN GLOBAL DIVERSIFIED RESEARCH FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting of equity securities of U.S. and non-U.S. issuers. The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN INTERNATIONAL SMALL CAP FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of non-U.S. issuers (including ADRs and other U.S.
          registered securities) and securities whose principal markets are outside the U.S. with market capitalization of between $50 million and $2 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CAPITAL GUARDIAN U.S. GROWTH EQUITY FUND
     Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

          Seeks long-term growth of capital and income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including ADRs and other U.S. registered foreign securities that are tied economically to the U.S.). The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

--------------------------------------------------------------------------------
JNL/CREDIT SUISSE GLOBAL NATURAL RESOURCES FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited (sub-sub-adviser))


          Seeks long-term capital growth by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in worldwide companies active in the extraction, production, processing and trading of the following products: chemicals, building materials, metal and other raw materials, timber and paper products, containers and packaging as well as companies in the energy resources sector.

--------------------------------------------------------------------------------

JNL/CREDIT SUISSE LONG/SHORT FUND
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)


          Seeks total return by investing through an active quantitative equity management strategy that allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.


--------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)


          Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S. companies.


--------------------------------------------------------------------------------
JNL/EAGLE SMALL CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON FOUNDING STRATEGY FUND
     Jackson National Asset Management, LLC

          Seeks capital appreciation by investing in a combination of mutual funds (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

          Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON INCOME FUND
     Jackson National Asset  Management,  LLC (and Franklin  Advisory  Services,
     LLC)

          Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities.

--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON MUTUAL SHARES FUND
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)


          Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies in any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). The Fund invests predominately (80% or more) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.


--------------------------------------------------------------------------------
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset  Management,  LLC (and Franklin  Advisory  Services,
     LLC)

          Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of small-capitalization companies.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS CORE PLUS BOND FUND

     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))


          Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

--------------------------------------------------------------------------------

JNL/GOLDMAN SACHS EMERGING MARKETS DEBT FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

          Seeks a high level of total return consisting of income and capital appreciation, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

--------------------------------------------------------------------------------

JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)


          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.


--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS SHORT DURATION BOND FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)


          Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality securities.

--------------------------------------------------------------------------------

JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)


          Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

--------------------------------------------------------------------------------

JNL/JPMORGAN MIDCAP GROWTH FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

--------------------------------------------------------------------------------
JNL/JPMORGAN U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)


          Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages; (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government; (vi) repurchase agreements collateralized by any of the foregoing; and (vii) other investments (such as derivatives contracts) related to those listed above.

--------------------------------------------------------------------------------

JNL/LAZARD EMERGING MARKETS FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

          Seeks long-term capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

--------------------------------------------------------------------------------
JNL/LAZARD MID CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

--------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP EQUITY FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued.

--------------------------------------------------------------------------------

JNL/M&G GLOBAL BASICS FUND
     Jackson National Asset Management, LLC (and M&G Investment Management Limited)

          Seeks to maximize long-term capital growth by investing in companies operating in basic industries ("primary" and "secondary" industries), and also in companies that service these industries. The Fund may also invest in other global equities.

--------------------------------------------------------------------------------
JNL/M&G GLOBAL LEADERS FUND
     Jackson National Asset Management, LLC (and M&G Investment Management Limited)

          Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide. The Fund aims to achieve consistent returns in the global equity funds sector.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the S&P 400(R) Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the Russell 2000(R) Index. The capitalization range for the Russell 2000 Index is currently approximately $25 million at the bottom of the range and $4.8 billion at the top of the range. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)


          Seeks to match the performance of the Lehman Brothers Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INDEX 5 FUND
     Jackson National Asset Management, LLC

          Seeks capital  appreciation  by initially  allocating in the following
          Funds:

          >>   20% in the JNL/Mellon Capital Management S&P 500 Index Fund;
          >>   20% in the  JNL/Mellon  Capital  Management  S&P 400 MidCap Index
               Fund;
          >>   20% in the JNL/Mellon Capital Management Small Cap Index Fund;
          >>   20% in the  JNL/Mellon  Capital  Management  International  Index
               Fund; and
          >>   20% in the JNL/Mellon Capital Management Bond Index Fund.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 10 X 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation and income by initially allocating in the following Funds:

          >> 50% in the Class A shares of the JNL/Mellon Capital Management JNL 5 Fund;
          >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 500 Index Fund;
          >> 10% in the Class A shares of the JNL/Mellon Capital Management S&P 400 MidCap Index Fund;
          >> 10% in the Class A shares of the JNL/Mellon Capital Management Small Cap Index Fund;
          >> 10% in the Class A shares of the JNL/Mellon Capital Management International Index Fund; and
          >> 10% in the Class A shares of the JNL/Mellon Capital Management Bond Index Fund.

--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT EUROPEAN 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT PACIFIC RIM 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.

--------------------------------------------------------------------------------

JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

          Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

--------------------------------------------------------------------------------
JNL/PAM ASIA EX-JAPAN FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

          Seeks long-term total return by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purpose) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

--------------------------------------------------------------------------------
JNL/PAM CHINA-INDIA FUND
     Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

          Seeks long-term total return by investing normally, 80% of its assets (net assets plus the amount of any borrowings for investment purpose) in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People's Republic of China and India.

--------------------------------------------------------------------------------
JNL/PIMCO REAL RETURN FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

          Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

--------------------------------------------------------------------------------
JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)


          Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.


--------------------------------------------------------------------------------
JNL/PPM AMERICA CORE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

          Seeks long-term capital growth by investing primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P 500 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------
JNL/PPM AMERICA HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

          Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments such as options, futures contracts or swap agreements, including credit default swaps, and may also invest in securities of foreign insurers.

--------------------------------------------------------------------------------
JNL/PPM AMERICA MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

          Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------
JNL/PPM AMERICA SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

          Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the S&P Small Cap 600 Index at the time of the initial purchase. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

--------------------------------------------------------------------------------
JNL/PPM AMERICA VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and PPM America, Inc.)

          Seeks long-term capital growth by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index. The capitalization range of the S&P 500 Index is currently between $1.336 billion and $510.201 billion. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal circumstances, in equity securities.

--------------------------------------------------------------------------------

JNL/RED ROCKS LISTED PRIVATE EQUITY FUND
     Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

          Seeks maximum total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies ("Listed Private Equity Companies"), and
          (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

--------------------------------------------------------------------------------

JNL/SELECT BALANCED FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security.

--------------------------------------------------------------------------------

JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

--------------------------------------------------------------------------------
JNL/SELECT VALUE FUND
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks.


--------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies which the sub-adviser expects to grow at a faster rate than the average company.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the sub-advisor regards as undervalued.

--------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

          Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

          Under normal circumstances, the Fund allocates approximately 10% to 30% of its assets to Underlying Funds that invest primarily in equity securities, 50% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in money market securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

          Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

          Under normal circumstances, the Fund allocates approximately 30% to 50% of its assets to Underlying Funds that invest primarily in equity securities, 35% to 65% to Underlying Funds that invest primarily in fixed-income securities and 0-25% to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

          Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

          Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

          Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

          Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0-15% to Underlying Funds that invest primarily in money market securities. Within these asset classes, the Fund remains flexible with respect to the percentage it will allocate among particular Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

          Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and JNL Variable Fund LLC that invest in equity securities.

          Under normal circumstances, the Fund allocates up to 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% to Underlying Funds that invest primarily in money market securities. The Fund remains flexible with respect to the percentage it will allocate among those particular Underlying Funds that invest primarily in equity securities.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT INCOME FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

          Seeks high current income and as a secondary objective, capital appreciation by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors already in or near retirement.

          Under normal circumstances, the Fund allocates approximately 20% to 45% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 80% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2015 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

          Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2015, assuming a retirement age of 65.

          Under normal circumstances, the Fund allocates approximately 30% to 80% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2020 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

          Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2020, assuming a retirement age of 65.

          Under normal circumstances, the JNL/S&P Retirement 2020 Fund allocates approximately 30-% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2020 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P RETIREMENT 2025 FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, LLC)

          Seeks high total return until its target retirement date. After the Fund's target retirement date, the Fund's objective will be to seek high current income and as a secondary objective, capital appreciation. Once the Fund reaches an allocation that is similar to the JNL/S&P Retirement Income Fund, it is expected that the Fund will be merged into the JNL/S&P Retirement Income Fund. The Fund seeks to achieve its objective by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC using an asset allocation strategy designed for investors expecting to retire around the year 2025, assuming a retirement age of 65.

          Under normal circumstances, the JNL/S&P Retirement 2025 Fund allocates approximately 30% to 95% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 70% to Underlying Funds that invest primarily in fixed-income securities and 0% to 30% to Underlying Funds that invest primarily in short-term securities. Within these three asset classes, the JNL/S&P Retirement 2025 Fund remains flexible with respect to the percentage it will allocate among Underlying Funds.

--------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.


          Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.


--------------------------------------------------------------------------------
JNL/S&P DISCIPLINED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

          Under normal circumstances, the Fund allocates approximately 70% to 90% of its assets to Underlying Funds that invest primarily in equity securities, 5% to 30% to Underlying Funds that invest primarily in fixed-income securities and 0% to 15% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------
JNL/S&P DISCIPLINED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities.

          Under normal circumstances, the Fund allocates approximately 80% to 100% of its assets to Underlying Funds that invest primarily in equity securities, 0% to 20% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

--------------------------------------------------------------------------------
JNL/S&P COMPETITIVE ADVANTAGE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), profitable and predominantly higher-quality. In selecting the companies, SPIAS looks to 30 companies ranked by return on invested capital and lowest market-to-book multiples.

--------------------------------------------------------------------------------
JNL/S&P DIVIDEND INCOME & GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies, that have the highest indicated annual dividend yields ("Dividend Yield") within their sector. The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

--------------------------------------------------------------------------------
JNL/S&P INTRINSIC VALUE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC ("SPIAS"), companies with positive free cash flows and low external financing needs.

--------------------------------------------------------------------------------
JNL/S&P TOTAL YIELD FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders). Standard & Poor's Investment Advisory Services LLC ("SPIAS") seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

--------------------------------------------------------------------------------
JNL/S&P 4 FUND
     Jackson National Asset Management, LLC

          Seeks capital appreciation by investing in a combination of mutual funds ("Underlying Funds") on a fixed percentage basis. The Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in companies included in the S&P
          500. The Fund seeks to achieve its objective by making initial allocations of its assets and cash flows to the following four Underlying Funds (Class A) on each Stock Selection Date:

          >>   25% in JNL/S&P Competitive Advantage Fund; and
          >>   25% in JNL/S&P Dividend Income & Growth Fund; and
          >>   25% in JNL/S&P Intrinsic Value Fund; and
          >>   25% in JNL/S&P Total Yield Fund.

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ABOUT THE JNL/S&P RETIREMENT FUNDS. The JNL/S&P Retirement Funds have retirement target dates. The investment strategies of these funds are designed to limit your risk of investment losses as of the date you expect to make withdrawals from your Contract. There is at least some degree of overlap between this fundamental goal and the protections provided under the Contract's standard death benefit and under certain optional features, specifically any GMWB.


Each of these two benefits provides a specific guarantee of minimum value regardless of investment performance on certain relevant dates, such as an Owner's specific age under a GMWB. To the extent the JNL/S&P Retirement Funds achieve their specific goals, the need for and the additional value of the protections received under these two benefits may be somewhat diminished.

The potential for overlap is greatest for the GMWB because this benefit will come into effect at approximately the same date as the JNL/S&P Retirement Funds' applicable target retirement date. The potential for overlap generally is less for death benefits because those benefits do not come into effect on a fixed or predetermined date and the likelihood the Owner's date of death will be the same as the date that is the target date for the JNL/S&P Retirement Funds is relatively small.

You, therefore, are encouraged to consider whether you want to participate in an optional benefit when you plan to invest in a JNL/S&P Retirement Fund. Among the considerations are the charges for the optional benefits and the value to you of having overlapping goals and protections. In addition, there may be personal considerations affecting your decision that a knowledgeable adviser can assist you in weighing.

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                              JNL VARIABLE FUND LLC
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JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation. The common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index(R).

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JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 30 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM. The 30 stocks are selected each year based on certain positive financial attributes.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each "Stock Selection Date."

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JNL/MELLON CAPITAL MANAGEMENT S&P(R) 24 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through capital appreciation by investing in the common stocks of companies that have the potential for capital appreciation by investing in common stocks of 24 companies selected from a subset of stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index(R)").

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JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange ("NYSE").

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JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a portfolio of common stocks of 100 small capitalization ("small cap") companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") or The Nasdaq Stock Market ("Nasdaq"), on each Stock Selection Date.

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JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

          >>   20% in the DowSM 10 Strategy, a dividend yielding strategy;
          >>   20% in the  S&P(R)  10  Strategy,  a  blended  valuation-momentum strategy;
          >>   20% in the Global 15 Strategy, a dividend yielding strategy;
          >>   20% in the 25 Strategy, a dividend yielding strategy and
          >>   20% in the  Select  Small-Cap  Strategy,  a small  capitalization strategy.

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JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return by investing in the common stocks of companies that
          are   identified  by  a  model  based  on  six  separate   specialized
          strategies:

          >>   The DowSM Core 5 Strategy;
          >>   The European 20 Strategy;
          >>   The Nasdaq(R) 25 Strategy;
          >>   The S&P 24 Strategy;
          >>   The Select Small-Cap Strategy; and
          >>   The Value Line(R) 30 Strategy.

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JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return by investing in the common stocks of companies that
          are  identified  by  a  model  based  on  five  separate   specialized
          strategies:

          >>   25% in the Nasdaq(R) 25 Strategy;
          >>   25% in the Value Line(R) 30 Strategy;
          >>   24% in the European 20 Strategy;
          >>   14% in the Global 15 Strategy; and
          >>   12% in the 25 Strategy.

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JNL/MELLON CAPITAL MANAGEMENT S&P(R) SMID 60 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index. The 60 companies are selected on each Stock Selection Date. The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment. The Fund focuses on small and mid-capitalization companies because the Adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks capital appreciation by investing in foreign companies. The 25 companies are selected on each Stock Selection Date. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date, when cash flow activity occurs in the Fund and for a dividend investment. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Telecommunications Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Consumer Services Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Financial Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Healthcare Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Oil & Gas Index.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks total return through a combination of capital appreciation and dividend income by utilizing a replication investment approach, called indexing, which attempts to replicate the investment performance of the Dow Jones U.S. Technology Index.

--------------------------------------------------------------------------------

The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of such mutual Funds. We cannot guarantee and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by Jackson. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


Depending on market conditions, you can make or lose money in any of the Investment Divisions that invest in the Fund. You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future. The prospectuses for the JNL Series Trust and the JNL Variable Fund LLC are attached to this prospectus. However, these prospectuses may also be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 17240, Denver, Colorado 80217-9959, or by visiting www.jackson.com.


VOTING RIGHTS. To the extent required by law, Jackson will obtain from you and other Owners of the Contracts, instructions as to how to vote when the Fund solicits proxies in conjunction with a vote of shareholders. When Jackson receives instructions, we will vote all the shares Jackson owns in proportion to those instructions. An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

SUBSTITUTION. Jackson may be required, or determine in its sole discretion, to substitute a different mutual Fund for the one in which the Investment Division is currently invested. This will be done with any required approval of the SEC. Jackson will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

MORTALITY AND EXPENSE CHARGE. Each day as part of our calculation of the value of the Accumulation Units and annuity units, Jackson makes a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.35% of the daily value of the Contracts invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed account or the GMWB Fixed Account.

The Mortality and Expense Risk Charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. The mortality risks that Jackson assumes arise from our obligations under the Contracts:

     * to make income payments for the life of the annuitant during the income phase;

     *    to waive the withdrawal charge in the event of your death; and

     * to provide both a standard and enhanced death benefits prior to the Income Date.

The expense risk that Jackson assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the guaranteed fixed account or the GMWB Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson deducts a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the date on which your Contract was issued. If you make a complete withdrawal from your Contract, the annual contract maintenance charge will also be deducted. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions, the guaranteed fixed account options, and the GMWB Fixed Account based on the proportion their respective value bears to the Contract Value.

Jackson will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to each transfer in excess of 15 in a Contract year. Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs and Earnings Sweep or may charge a lesser fee where required by state law.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     * (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     * (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1% higher than the rate used in (a).

WITHDRAWAL CHARGE. During the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you can make withdrawals from your Contract without a withdrawal charge.

You will incur a withdrawal charge when you withdraw:

     *    premiums which have been in your Contract for nine years or less.

You will not incur a withdrawal charge when you withdraw:

     * earnings (excess of your Contract Value allocated to the Investment Divisions, the guaranteed fixed account and the GMWB Fixed Account over your remaining premiums allocated to those accounts);

     * during each Contract Year 10% of the value of your Contract less any previous withdrawals during that Contract Year (required minimum distributions will be counted as part of this amount)("Free Withdrawal").

The withdrawal charge starts at 8.5% in the first year that a premium is in your Contract, declines to 8% in the second year, and declines 1% a year thereafter to 0% after 9 years. The withdrawal charge compensates us for costs associated with selling the Contracts.

For purposes of the withdrawal charge, Jackson treats withdrawals as coming from earnings first, then from the oldest remaining premium. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the Contract. If you make a full withdrawal, you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a withdrawal charge. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson does not assess the withdrawal charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the withdrawal requested exceeds the minimum distribution requirements; if the Contract was purchased with contributions from a nontaxable transfer, after the Owners' death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge). Withdrawals for terminal illness or other specified conditions as defined by Jackson may not be subject to a withdrawal charge. These provisions are not available in all states.

Jackson may waive the withdrawal charge on amounts you transfer from your Contract to another Contract issued by us to you. The amounts that you transfer may be subject to new withdrawal charges or other fees under the other Contract.

Jackson may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between Jackson and a prospective purchaser. Jackson may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of its affiliates.


7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS") CHARGE. If you select the 7% GMWB, in most states you will pay 0.10% of the GWB each calendar quarter (0.40% annually). But for Contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.035% of the GWB (0.42% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 51.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. In Washington State, monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 55.)

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a Step-Up - subject to a maximum charge of 0.75% annually in all states offering this benefit. The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 51. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 51 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH 5-YEAR STEP-UP CHARGE ("SAFEGUARD MAX"). If you select the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, in most states you will pay 0.1125% of the GWB each Contract Quarter (0.45% annually). IN WASHINGTON STATE, you pay the charge, currently 0.0375% of the GWB (0.45% annually), each Contract Month. IN WASHINGTON STATE, we will waive the charge at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For more information about the GWB, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 56.


We deduct the charge from your Contract Value on a pro rata basis over each applicable Investment Division and the guaranteed fixed account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or upon election of a step-up - subject to a maximum charge of 0.80% annually in states where the charge is quarterly, 0.81% annually in states where the charge is monthly.


The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up" beginning on page 56. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 51 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5") CHARGE. If you select the 5% GMWB With Annual Step-Up, in most states you will pay 0.1625% of the GWB each quarter (0.65% annually). But for contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.055% of the GWB (0.66% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 62.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 66.)


The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).


We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.45% annually in states where the charge is quarterly, 1.47% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 62. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 51 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6") CHARGE. If you select the 6% GMWB With Annual Step-Up, in most states you will pay 0.2125% of the GWB each quarter (0.85% annually). But for contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0725% of the GWB (0.87% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 67.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 71.)


The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each quarter (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each quarter (0.30% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).


We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued; or with a step-up that you request (not on step-ups that are automatic) - subject to a maximum charge of 1.60% annually in states where the charge is quarterly, 1.62% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up" beginning on page 67. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 51 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5") CHARGE. If you select the 5% GMWB without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter (0.20% annually). But for contracts purchased IN WASHINGTON STATE, the charge is monthly, currently 0.0175% of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions. The actual deduction of the charge will be reflected in your quarterly statement. For more information about the GWB, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 72.

PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. In Washington State, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted). (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 76.)


The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement's effective date. If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter (0.10% annually). If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually). After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually).


We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly. We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up" beginning on page 72. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 51 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE") CHARGE. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner's age when the endorsement is added to the Contract. The charge varies by age group (see table below). For more information about the GWB, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 77. With joint Owners, the charge is based on the older Owner's age. For the Owner that is a legal entity, the charge is based on the annuitant's age. (With joint annuitants, the charge is based on the older annuitant's age.)


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 49        1.00% / 4     1.02% / 12    0.55% / 4    0.57% / 12
        50 - 54        1.15% / 4     1.17% / 12    0.70% / 4    0.72% / 12
        55 - 59        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        60 - 64        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        65 - 69        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
        70 - 74        0.90% / 4     0.90% / 12    0.55% / 4    0.57% / 12
        75 - 80        0.65% / 4     0.66% / 12    0.40% / 4    0.42% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. Monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 85.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 77. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 77. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 51 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 86.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 85        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 94.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 86. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 86. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 51 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 95.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 85        1.70% / 4     1.71% / 12    1.15% / 4    1.17% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


You pay the applicable annual percentage of the GWB each quarter. For Contracts purchased IN WASHINGTON STATE, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. For Contracts to which this endorsement was added BEFORE DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CALENDAR QUARTER. For Contracts to which this endorsement was added ON OR AFTER DECEMBER 3, 2007, you pay the applicable percentage of the GWB each CONTRACT QUARTER. For Contracts purchased IN WASHINGTON STATE, you pay the applicable percentage of the GWB each CONTRACT MONTH. We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling accumulation units rather than as part of the calculation to determine accumulation unit value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 103.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 95. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up" beginning on page 95. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 51 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 104.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 80        1.50% / 4     1.50% / 12    0.95% / 4    0.96% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.


We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 115.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 104. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 104. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 51 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

NOTE: THE ABOVE SECTION DESCRIBES THE CHARGE FOR THE LIFEGUARD FREEDOM GMWB ONLY. IF YOU PURCHASE THE LIFEGUARD FREEDOM DB, ADDITIONAL CHARGES APPLY FOR THAT BENEFIT. PLEASE SEE "LIFEGUARD FREEDOM DB" UNDER "DEATH BENEFIT CHARGES", BEGINNING ON PAGE 42 FOR DETAILS.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 115.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    45 - 80        1.85% / 4     1.86% / 12    1.25% / 4    1.26% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.


We deduct the charge from your Contract Value. Quarterly charges are pro rata deducted over each applicable Investment Division and the guaranteed fixed account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 127.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 115. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and a Step-Up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 115. Also see
"Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 51 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 128.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    55 - 80        1.20% / 4     1.20% / 12    0.65% / 4    0.66% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see "Transfer of Assets" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 128.

Quarterly charges are pro rata deducted over each applicable Investment Division, the guaranteed fixed account and the GMWB Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 141.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page
128. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the eleventh Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 128. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 51 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT WITH JOINT OPTION") CHARGE. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 141.


Annual Charge                  Maximum                     Current
--------------------- --------------------------- --------------------------
--------------------- ------------- ------------- ------------ -------------
Ages    55 - 80        1.50% / 4     1.50% / 12    0.80% / 4    0.81% / 12
--------------------- ------------- ------------- ------------ -------------
--------------------- ------------------------------------------------------
Charge Basis                                   GWB
--------------------- ------------------------------------------------------
--------------------- ------------- ------------- ------------ -------------
Charge Frequency       Quarterly      Monthly      Quarterly     Monthly


You pay the applicable annual percentage of the GWB each Contract Quarter. For Contracts purchased IN WASHINGTON STATE, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions. We deduct the charge from your Contract Value. The deduction of the charge could cause an automatic transfer under this GMWB's Transfer of Assets provision. For more information, please see "Transfer of Assets" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 141.

Quarterly charges are pro rata deducted over each applicable Investment Division, the guaranteed fixed account and the GMWB Fixed Account. IN WASHINGTON STATE, the monthly charges are also pro rata, but deducted over the applicable Investment Divisions only. With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value. While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB. Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge. (For information about conversion privileges under this GMWB, please see "Conversion" beginning on page 155.)


We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge. We may also change the charge when there is a step-up on or after the eleventh Contract Anniversary, again subject to the applicable maximum annual charge. If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary. You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.


The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see "Termination" under "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 141. Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of the GMWB and upon automatic Step-Up on or after the eleventh Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" beginning on page 141. Also see "Guaranteed Minimum Withdrawal Benefit Important Special Considerations" beginning on page 51 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

DEATH BENEFIT CHARGES. There is no additional charge for the Contract's standard death benefit. However, for an additional charge, you may select an available optional death benefit in place of the standard death benefit. Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center. Our contact information is on the cover page of this prospectus.

     If you elect the optional ENHANCED DEATH BENEFIT when you purchase your Contract, Jackson will deduct an optional enhanced death benefit charge from your Contract. This charge, on an annual basis, equals 0.15% of the daily value of your Contract invested in the Investment Divisions. This charge is for the mortality risks that we assume in connection with the optional Enhanced Death Benefit.

     If you select the LIFEGUARD FREEDOM DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom GMWB, you will pay two separate charges for the combined benefit. For LifeGuard Freedom DB, you will pay 0.15% of the GMWB Death Benefit each Contract Quarter (0.60% ANNUALLY). THE CHARGE FOR LIFEGUARD FREEDOM DB, WHICH IS BASED ON A PERCENTAGE OF THE GMWB DEATH BENEFIT, IS SEPARATE FROM AND IN ADDITION TO THE CHARGE FOR THE LIFEGUARD FREEDOM GMWB, WHICH IS BASED ON A PERCENTAGE OF THE GUARANTEED WITHDRAWAL BALANCE (GWB) AND PAID EACH CONTRACT QUARTER AT THE RATE OF 0.95% ANNUALLY. For more information about the GMWB Death Benefit, please see "LifeGuard Freedom DB" under "Optional Death Benefits", beginning on page 159. For more information about the charges for LifeGuard Freedom GMWB, please see page 38, and for benefit information, including the GWB, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up" beginning on page 104.

     We deduct the charge from your Contract Value. The charge is pro rata deducted over each applicable Investment Division and the Fixed Account. The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit. The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value. While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit. Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.


OTHER EXPENSES. Jackson pays the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. For more information, please see the "Fund Operating Expenses" table beginning on page 11.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

INCOME TAXES. Jackson reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not making any such deduction.

                            DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC ("JNLD"), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct. While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by the Company are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points. (0.10% to 0.50%). Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training or "due diligence" meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience. Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products:

                 A G Edwards & Sons
                 Centaurus Financial Inc.
                 Commonwealth Financial Network
                 IFMG Securities
                 Inter Securities Inc.
                 Invest Financial Corporation
                 Investment Centers of America, Inc.
                 Lincoln Financial Advisors
                 Linsco/Private Ledger Corporation
                 Mutual Service Corporation
                 National Planning Corporation
                 Next Financial Group Inc.
                 Raymond James Financial
                 Securities America
                 SII Investments, Inc.
                 Thrivent Investment Management
                 UBS Financial Services Inc.
                 Wachovia Securities Inc.
                 WM Financial Services Inc.
                 Woodbury Financial Services Inc.

Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products. While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:

     *    National Planning Corporation,

     *    SII Investments, Inc.,

     *    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

     *    Investment Centers of America, Inc., and

     *    Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

MINIMUM INITIAL PREMIUM:

     *    $5,000 under most circumstances

     *    $2,000 for a qualified plan Contract

     *    The maximum we accept without our prior approval is $1 million

MINIMUM ADDITIONAL PREMIUMS:

     *    $500

     *    $50 under the automatic payment plan

     * You can pay additional premiums at any time during the accumulation phase

ALLOCATIONS OF PREMIUM. When you purchase a Contract, Jackson will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. The minimum that you may allocate to a guaranteed fixed account or Investment Division is $100. Jackson will allocate additional premiums in the same way unless you tell us otherwise.


There may be more than 18 variable options available under the Contract; however, you may not allocate your money to more than 18 variable options plus the guaranteed fixed account and the GMWB Fixed Account during the life of your Contract. Additionally, you may not CHOOSE to allocate your premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB. For more detailed information regarding LifeGuard Select, please see "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 128.) For more detailed information regarding LifeGuard Select with Joint Option, please see "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement" beginning on page 141.


Jackson will issue your Contract and allocate your first premium within two business days after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason Jackson is unable to complete this process within five business days, we will return your money.

Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

CAPITAL PROTECTION PROGRAM. Jackson offers a Capital Protection Program that a Contract Owner may request at issue. Under this program, Jackson will allocate enough of your premium to the guaranteed fixed account you select to assure that the amount so allocated, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal, at the end of a selected period of 1 or 5 years, your total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the five-year guaranteed period was 4.50% per year. We would allocate $8,025 to that guarantee period because $8,025 would increase at that interest rate to $10,000 after five years, assuming no withdrawals are taken. The remaining $1,975 of the payment would be allocated to the Investment Division(s) you selected.

Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

The Capital Protection Program will not be available if you purchase the LifeGuard Select Guaranteed Minimum Withdrawal Benefit or the LifeGuard Select with Joint Option Guaranteed Minimum Withdrawal Benefit.

ACCUMULATION UNITS. The Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your Contract, Jackson uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson determines the value of an accumulation unit for each of the Investment Divisions. This is done by:

     1. determining the total amount of assets held in the particular Investment Division;

     2. subtracting any asset-based charges, optional enhanced death benefit charge, and any other charges such as taxes;

     3.   dividing this amount by the number of outstanding accumulation units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an accumulation unit may go up or down from day to day. The base Contract has a different accumulation unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that accumulation unit value.

When you make an allocation to an Investment Division, Jackson credits your Contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson's business day by dividing the amount of the premium and/or Contract Enhancement allocated to any Investment Division by the value of the accumulation unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                              CONTRACT ENHANCEMENTS

Each time you make a premium payment, Jackson will add an additional amount to your Contract. This Contract Enhancement will equal 4% of your premium payment. Jackson will allocate the Contract Enhancement to the guaranteed fixed account and/or Investment Divisions in the same proportion as the premium payment.

You will not receive any Contract Enhancement applied to your Contract within the prior twelve months when:

     *    you return your Contract within the free look period;

     *    Jackson pays a death benefit under your Contract;

     *    you make a partial or full withdrawal or receive a distribution; or

     *    Jackson pays a benefit under a rider or an endorsement.

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement described above.

Contract Enhancements, and any gains or losses attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the guaranteed fixed account options and an Investment Division must occur prior to the Income Date. Transfers from the guaranteed fixed account options will be subject to any applicable excess interest adjustment. There may be periods when we do not offer the guaranteed fixed account options, or when we impose special transfer requirements on the guaranteed fixed account options. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then Current Interest Rate for the guaranteed fixed account options. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

     *    limiting the number of transfers over a period of time;

     *    requiring a minimum time period between each transfer;

     * limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

     *    limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the guaranteed fixed account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS


THE BASICS. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jackson.com.


WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization given via an application, the Jackson website, or through other means to Jackson shall be deemed authorization by you for Jackson to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless we are notified by you to the contrary. To notify Jackson, please call us at the Annuity Service Center. Our contact information is at the beginning of this prospectus and the number is referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by Jackson at the time and date stated on the electronic acknowledgement Jackson returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone the Service Center immediately.

HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

OUR PROCEDURES. Jackson has procedures that are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications, and other specific details. Jackson and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means which was not authorized by you. However, if Jackson fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

Jackson does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and Jackson will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     *    by making either a partial or complete withdrawal,

     *    by electing the systematic withdrawal program,

     *    by electing a Guaranteed Minimum Withdrawal Benefit, or

     *    by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of the Contract as of the end of the business day your withdrawal request is received by us in Good Order, MINUS any applicable taxes, the annual contract maintenance charge, charges under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable excess interest adjustment.


For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 31.


Your withdrawal request must be in writing. Jackson will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, to be sure to notify us, in writing, with an original signature, of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or Investment Division from which you are making the withdrawal. If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions, guaranteed fixed account options and GMWB Fixed Account based on the proportion their respective values bear to the Contract Value. If you are specific in your withdrawal request, please know that, for Contracts with the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. After your withdrawal, at least $100 must remain in each guaranteed fixed account or Investment Division from which the withdrawal was taken. If your Contract contains the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, any systematic withdrawal request for a specified dollar amount or specified percentage from a particular Investment Division, the guaranteed fixed account or the GMWB Fixed Account will be limited in that such withdrawals cannot be made from the GMWB Fixed Account. If you wish your systematic withdrawal to include amounts allocated to the GMWB Fixed Account, your systematic withdrawal must be taken proportionally from all of the allocations (to the Investment Divisions, the GMWB Fixed Account and the guaranteed fixed account) based on their respective values in relation to the Contract Value.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 162.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CONSIDERATIONS. Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries. The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments. A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual's particular needs. Moreover, the GMWB does not assure that you will receive any return on your investments. The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation. Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns. The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up. However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value. Our obligations to pay you more than your Contract Value will only arise under limited circumstances. Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Annual Step-Up and the Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up are available only to spouses and differ from the For Life GMWB with Bonus and Annual Step-Up without the Joint Option and the For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up without the Joint Option (which are available to spouses and unrelated parties) and enjoy the following advantages:


     * If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective. (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up" subsection beginning on page 115 and the "Joint For Life GMWB with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up" subsection beginning on page 141.)


     * If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT IMPORTANT SPECIAL CONSIDERATIONS. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin. The Income Date is either a date that you choose or the Latest Income Date. The Latest Income Date is the date on which the Owner attains age 90 under a non-qualified Contract, unless otherwise approved by the Company, or such earlier date as required by the applicable qualified plan, law or regulation.

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you. Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you. Consultation with your financial and tax advisor is also recommended.


These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date. Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize. To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation. After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date. Please also see "Extension of Latest Income Date" beginning on page 163 for further information regarding possible adverse tax consequences of extending the Latest Income Date.


In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.

7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("SAFEGUARD 7 PLUS"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 7% GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT). We may further limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:

     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:

     *    the Contract Value after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:

     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:

     *    the GAWA prior to the partial withdrawal;

     *    the GWB after the partial withdrawal; or

     *    7% of the Contract Value after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and excess interest adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

For certain tax-qualified Contracts, the 7% GMWB allows for withdrawals greater than the GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description.

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 7% GMWB, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2006  and  2007  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 7% GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

STEP-UP. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

--------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

     *    7% of the new GWB; OR

     *    The GAWA before the Step-Up.
--- ---- -----------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

A Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).


TERMINATION. The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.


CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, Contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL

BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 50 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.


CONVERSION. You may convert this 7% GMWB to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 7% GMWB that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 7% GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 7% GMWB. Converting your 7% GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. You may also be receiving a lower GAWA percentage under LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option instead of the current 7% you are receiving under your 7% GMWB. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option.

Finally, the new GWB upon any conversion of your 7% GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH 5-YEAR STEP-UP ("SAFEGUARD MAX"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS.

     This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) until the EARLIER of:

          *    The Owner's (or any joint Owner's) death;

          OR

          * Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

     The GWB is the guaranteed amount available for future periodic withdrawals.

PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
--------------------------------------------------------------------

Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner's death,  this GMWB might be continued by a spousal
Beneficiary. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                       0 - 74                  7%
                                      75 - 79                  8%
                                      80 - 84                  9%
                                        85+                    10%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA is recalculated, equaling the lesser of:

          *    The GAWA before the withdrawal; OR

          *    The GWB after the withdrawal.
--- --- ----------------------------------------------------------

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the lesser of:

          *    Contract Value after the withdrawal; OR

          * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

          *    The GAWA before the withdrawal; OR

          *    The GWB after the withdrawal; OR

          * The GAWA percentage multiplied by the Contract Value after the withdrawal.
--- --- ----------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 162.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

          * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

          * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
-- --- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value (subject to a $5 million maximum).

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

          *    The GAWA percentage multiplied by the new GWB, OR

          *    The GAWA prior to Step-Up.
---- -- --------------------------------------------------------------------

The first opportunity for a Step-Up is the fifth Contract Anniversary after this GMWB is added to the Contract. Thereafter, a Step-Up is allowed at any time, but there must always be at least five years between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the payment less the payment; OR

          *    Zero.

     The GAWA is recalculated, equaling the lesser of:

          *    THE GAWA BEFORE THE PAYMENT; OR

          *    The GWB after the payment.
-- --- ------------------------------------------------------------

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, no death benefit is payable, including the optional enhanced death benefit.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add this GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. This GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB. Your spouse may elect to Step-Up on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon Step-Up is the Contract Value, including any adjustments applied on the continuation date. Any subsequent Step-Up must follow the Step-Up restrictions listed above
(Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 161.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     *    The first date both the GWB and the Contract Value equals zero; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB. The GAWA percentage will not change after election of this option.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL

BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 50 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 5% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB With Annual Step-Up cannot be canceled. If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GWB is equal to the greater of:

     * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GAWA is equal to the lesser of:

     *    the  GAWA  prior  to  the  partial  withdrawal  reduced  in  the  same
          proportion   that  the  Contract   Value  is  reduced  by  the  Excess
          Withdrawal, or

     *    the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

     *    the total amount of the current partial withdrawal, or

     * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GWB is equal to the lesser of:

     *    the Contract Value after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GAWA is equal to the lesser of:

     *    the GAWA prior to the partial withdrawal, or

     *    the GWB after the partial withdrawal, or

     *    5% of the Contract Value after the partial withdrawal.

For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and excess interest adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 162.


REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2006  and  2007  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

STEP-UP. Step-Ups with the 5% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the
greater  of  5%  of  the  new  GWB  or  GAWA  before  step-up.   Step-Ups  occur
automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. IN ADDITION, THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.


TERMINATION. The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up. The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.


CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL

BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 50 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.


CONVERSION. You may convert this 5% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up. Converting your 5% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups to the highest quarterly Contract Value of the GWB for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option.

Finally, the new GWB upon any conversion of your 5% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


6% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("AUTOGUARD 6"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 6% GMWB With Annual Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 6% GMWB WITH ANNUAL STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT). We may further limit the availability of this optional endorsement. Once selected, the 6% GMWB With Annual Step-Up cannot be canceled. If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 6% GMWB With Annual Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below). Upon selection, the GAWA is equal to 6% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%. However, withdrawals are not cumulative. If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year. If you withdraw more than 6%, the guaranteed amount available may be less than the total premium payments and the GAWA will likely be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 6% of the net premium payment or 6% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S), LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than GAWA to meet the Contract's required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5, and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "Required Minimum Distribution Calculations" below for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA or RMD, as applicable, the GWB is equal to the greater of:

     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA or RMD, as applicable, the GAWA is the lesser of:

     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GWB is equal to the greater of:

     * the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract ON OR AFTER DECEMBER 3, 2007, the GAWA is equal to the lesser of:

     *    the  GAWA  prior  to  the  partial  withdrawal  reduced  in  the  same
          proportion   that  the  Contract   Value  is  reduced  by  the  Excess
          Withdrawal, or

     *    the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

     *    the total amount of the current partial withdrawal, or

     * the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GWB is equal to the lesser of:

     *    the Contract Value after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA or RMD, as applicable, and this endorsement was added to your Contract BEFORE DECEMBER 3, 2007, the GAWA is equal to the lesser of:

     *    the GAWA prior to the partial withdrawal, or

     *    the GWB after the partial withdrawal, or

     *    6% of the Contract Value after the partial withdrawal.

For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and excess interest adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 162.


REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 6% GMWB With Annual Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2006  and  2007  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 6% GMWB WITH ANNUAL STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

STEP-UP. Step-Ups with the 6% GMWB With Annual Step-Up reset your GWB to the greater of Contract Value or the GWB before step-up, and GAWA becomes the
greater  of  6%  of  the  new  GWB  or  GAWA  before  step-up.   Step-Ups  occur
automatically upon each of the first 12 Contract Anniversaries from the endorsement's effective date, then on or after the 13th Contract Anniversary, at any time upon your request, so long as there is at least one year between step-ups. UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE. IN ADDITION, THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. The request will be processed and effective on the day we receive the request in Good Order. Before deciding to "step-up," please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Step-Ups will continue automatically or as permitted (as described above), and Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.


TERMINATION. The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up. The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.


CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL

BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 50 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.


CONVERSION. You may convert this 6% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 6% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 6% GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 6% GMWB With Annual Step-Up. Converting your 6% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option. Depending on the age at which you convert, you may also decrease your GAWA percentage and GAWA.

Finally, the new GWB upon any conversion of your 6% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


5% GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITHOUT STEP-UP ("MARKETGUARD 5"). THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES.


PLEASE NOTE: EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.


For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value. THE 5% GMWB WITHOUT STEP-UP IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONE GMWB ONLY PER CONTRACT). We may further limit the availability of this optional endorsement. Once selected, the 5% GMWB without Step-Up cannot be canceled. If you select the 5% GMWB without Step-Up when you purchase your Contract, your premium payment net of any applicable taxes will be used as the basis for determining the GWB. The GWB will not include any Contract Enhancement. The 5% GMWB without Step-Up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order. If you select the 5% GMWB without Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below). Upon selection, the GAWA is equal to 5% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%. However, withdrawals are not cumulative. If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year. If you withdraw more than 5%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges and excess interest adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 5% of the net premium payment or 5% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 7 in Appendix C illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is LESS THAN or equal to the GAWA, the GWB is equal to the greater of:

     *    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     *    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GWB is equal to the lesser of:

     *    the Contract Value after the partial withdrawal; or

     * the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are LESS THAN or equal to the GAWA, the GAWA is the lesser of:

     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is GREATER THAN the GAWA, the GAWA is equal to the lesser of:

     *    the GAWA prior to the partial withdrawal; or

     *    the GWB after the partial withdrawal; or

     *    5% of the Contract Value after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges and excess interest adjustments.


Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals, including systematic withdrawals, for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract. Withdrawals under the guarantee of this endorsement are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 162.


For certain tax-qualified Contracts, the 5% GMWB without Step-Up allows for withdrawals greater than GAWA to meet the required minimum distribution (RMD) under the Internal Revenue Code (Code) without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description.

REQUIRED MINIMUM DISTRIBUTION CALCULATIONS. Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Code, RMDs are calculated and taken on a calendar year basis. But with the 5% GMWB Without Step-Up, GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the endorsement's guarantees may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of either of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMD
     requirements   for   calendar   years  2006  and  2007  are  $14  and  $16,
     respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THE GMWB IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THE 5% GMWB WITHOUT STEP-UP ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.

SPOUSAL CONTINUATION. If you die before annuitizing a Contract with the 5% GMWB without Step-Up, the Contract's death benefit is still payable when Contract Value is greater than zero. Alternatively, the Contract allows the beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner. If the spouse continues the Contract and the 5% GMWB without Step-Up endorsement already applies to the Contract, the 5% GMWB without Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date. Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.


TERMINATION. The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract. In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up. The 5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted- whichever occurs first.


CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase. The total annual payment will equal the GAWA, but will not exceed the current GWB. The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your beneficiary will receive the scheduled payments. No other death benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

     FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

     This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL

BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 50 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.


CONVERSION. You may convert this 5% GMWB Without Step-Up to the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (SafeGuard Max); the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB Without Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS 5% GMWB WITHOUT STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% GMWB Without Step-Up. Converting your 5% GMWB Without Step-Up to SafeGuard Max may be advantageous if you desire the potential for Step-Ups of the GWB every five years. Step-Ups are not automatic and must be elected by you. Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving a higher GAWA percentage of at least 7% for SafeGuard Max, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for automatic annual Step-Ups of the GWB for a period of no less than 12 years rather than no Step-Ups. The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving the same GAWA percentage of 5% for AutoGuard 5, and a higher GAWA percentage of 6% for AutoGuard 6, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

Converting your 5% GMWB Without Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Depending on the age at which you convert, you may also increase your GAWA percentage. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option.

Finally, the new GWB upon any conversion of your 5% GMWB Without Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY. 5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD Advantage"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS AND EXAMPLE 9 FOR THE FOR LIFE GUARANTEES.


PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. For the Owner that is a legal entity, the For Life Guarantee is based on the annuitant's life (or the life of the first annuitant to die if there is more than one annuitant).

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 60th birthday (or with joint Owners, the oldest Owner's 60th birthday). If the Owner (or oldest Owner) is 60 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               If this GMWB was added to your Contract PRIOR TO DECEMBER 3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner's 65th birthday (or with joint Owners, the oldest Owner's 65th birthday). If the Owner (or oldest Owner) is 65 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     * With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB, INCLUDING ANY BONUS OPPORTUNITY, ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the annuitant. Otherwise, ownership changes are not allowed. Also, when the Owner is a legal entity, charges will be determined based on the age of the annuitant and changing annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA equals 5% of the GWB.
--------------------------------------------------------------------------

---------------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value.

     The GAWA equals 5% of the GWB.
---------------------------------------------------------------------------

PLEASE NOTE: AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, THE GAWA IS RESET TO EQUAL 5% OF THE THEN CURRENT GWB.

Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

WITHDRAWALS. Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMDs without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA:

          *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
- ---- ------------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT ON OR AFTER DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the greater of:

          * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.

     The GAWA is recalculated as follows:

          * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

          * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of: o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

               o    The GWB after the withdrawal.
- ---- ------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT BEFORE DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the lesser of:

          *    Contract Value after the withdrawal; OR

          * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

          *    5% of the Contract Value after the withdrawal; OR

          *    The greater of 5% of the GWB after the withdrawal, or zero.
- ---- ------------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 162.


--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner. Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO HELPED YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     The GAWA is also recalculated, increasing by:

          *    5% of the premium net of any applicable premium taxes; OR

          *    5% of the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
-- --- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

-------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value.

     The GAWA is recalculated, equaling the greater of:

          *    5% of the new GWB; OR

          *    The GAWA before the Step-Up.
-- --- ------------------------------------------------------------

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners), this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. Payments are made on the periodic basis you elect, but no less frequently than annually.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the payment less the payment; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO LONG AS THE FOR LIFE  GUARANTEE  IS IN  EFFECT;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
-- --- ------------------------------------------------------------

If you die before all scheduled payments are made, then your beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 161.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);


     *    Conversion of this GMWB (if conversion is permitted);


     * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL

BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 50 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30,
2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
--------------------------------------------------------------------------------

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     * The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30, 2007) of the Bonus Base.

     * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base.
--------------------------------------------------------------------------------


CONVERSION. You may convert this 5% for Life GMWB With Bonus and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. Depending on the age at which you convert, the charge of LifeGuard Freedom GMWB may be higher than that currently charged for this 5% for Life GMWB With Bonus and Annual Step-Up. THE CHARGE OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Annual Step-Up. Converting your 5% for Life GMWB With Bonus and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 60 (attained age 65 if this GMWB was added to your Contract PRIOR TO DECEMBER 3, 2007) under your 5% for Life GMWB With Bonus and Annual Step-Up. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. Depending on the age at which you convert, you may be increasing the cost of your GMWB when converting to LifeGuard Freedom GMWB. And you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option.

Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH ANNUAL STEP-UP ("LIFEGUARD ASCENT"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE AND EXAMPLES 6 AND 7 FOR THE STEP-UPS.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

               For the Owner that is a legal entity, the For Life Guarantee is based on the annuitant's life (or the life of the first annuitant to die if there is more than one annuitant).

               The For Life Guarantee becomes effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

          The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

          The For Life Guarantee becomes effective on the Contract Issue Date.
--------------------------------------------------------------------------

--------------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
--------------------------------------------------------------------------

Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                Ages             GAWA Percentage
                          ------------------ ------------------------
                          ------------------ ------------------------
                               45 - 59                 4%
                               60 - 74                 5%
                               75 - 84                 6%
                                 85+                   7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA:

          *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
-- --- ------------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT ON OR AFTER DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the greater of:

          * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.

     The GAWA is recalculated as follows:

          * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

          * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

               o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

               o    The GWB after the withdrawal.
-- --- ------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT BEFORE DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the lesser of:

          *    Contract Value after the withdrawal; OR

          * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

          * The GAWA percentage multiplied by the Contract Value after the withdrawal; OR

          *    The GAWA percentage multiplied by the GWB after the withdrawal.
-- --- ------------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 162.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

          * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

          * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
-- --- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value (subject to a $5 million maximum).

     If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.

          * If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

          * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

          *    The GAWA percentage multiplied by the new GWB, OR

          *    The GAWA prior to Step-Up.
--- ---- -------------------------------------------------------------------

PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the payment less the payment; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO LONG AS THE FOR LIFE  GUARANTEE  IS IN  EFFECT;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
-- --- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die before all scheduled payments are made, then your beneficiary will receive the remainder. All other rights under your Contract cease, except for the right to change beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * Step-Ups will continue automatically or as permitted; otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

          * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal beneficiary upon the death of the original Owner.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 161.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);


     *    Conversion of this GMWB (if conversion is permitted);


     * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL

BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 50 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.


CONVERSION. You may convert this For Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of LifeGuard Freedom GMWB will the same as that currently charged for this For Life GMWB With Annual Step-Up. THE CHARGE OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Annual Step-Up. Converting your For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. In addition, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Furthermore, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up.

Finally, the new GWB upon any conversion of your For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


JOINT  FOR LIFE  GUARANTEED  MINIMUM  WITHDRAWAL  BENEFIT  WITH  ANNUAL  STEP-UP
("LIFEGUARD  ASCENT  WITH  JOINT  OPTION").  THE  DESCRIPTION  OF  THIS  GMWB IS
SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 10 FOR THE FOR LIFE GUARANTEES.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary beneficiary and all other beneficiaries will be treated as contingent beneficiaries. The For Life Guarantee will not apply to these contingent beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint annuitants and (ii) trusts where the spouses are the sole beneficial Owners, and the For Life Guarantee is based on the annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal beneficiary will become the Owner upon Spousal Continuation and he or she may name a beneficiary; however, that beneficiary is not considered a Covered Life. Likewise, if the primary spousal beneficiary dies first, the Owner may name a new beneficiary; however, that beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the longer of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

               The For Life Guarantee becomes effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who helped you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

----------------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE  CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Issue Date.
----------------------------------------------------------------------------

---------------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
--------------------------------------------------------------------------

Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:
                                Ages             GAWA Percentage
                          ------------------ ------------------------
                          ------------------ ------------------------
                               45 - 59                 4%
                               60 - 74                 5%
                               75 - 84                 6%
                                 85+                   7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The two tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA:

          *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
- ---- ------------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT ON OR AFTER DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the greater of:

          * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.

     The GAWA is recalculated as follows:

          * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

          * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

                    o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

                    o    The GWB after the withdrawal.
- ---- ------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

-------------------------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE, AND THIS ENDORSEMENT WAS ADDED TO YOUR CONTRACT BEFORE DECEMBER 3, 2007 -

     The GWB is recalculated, equaling the lesser of:

          *    Contract Value after the withdrawal; OR

          * The greater of the GWB before the withdrawal less the withdrawal, or zero.

     The GAWA is recalculated, equaling the lesser of:

          * The GAWA percentage multiplied by the Contract Value after the withdrawal; OR

          *    The GAWA percentage multiplied by the GWB after the withdrawal.
---- ------------------------------------------------------------

Withdrawals under this GMWB are assumed to be the total amount deducted, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a Fixed Account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 162.


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.
--------------------------------------------------------------------------------

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

PREMIUMS.

------------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

          * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

          * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
- ---- -----------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a "Step-Up"). UPON ELECTION OF A STEP-UP, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM CHARGES LISTED ABOVE.

In addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Base (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue. Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals Contract Value (subject to a $5 million maximum).

     If the Contract Value is greater than the BDB prior to the Step-Up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the youngest Covered Life.

          * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

          *    The GAWA percentage multiplied by the new GWB, OR

          *    The GAWA prior to Step-Up.
--- ---- -------------------------------------------------------------------

PLEASE NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.

Step-Ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement's effective date. Thereafter, a Step-Up is allowed at any time upon your request, so long as there is at least one year between Step-Ups. THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. HOWEVER, AUTOMATIC STEP-UPS STILL OCCUR AND ELECTED STEP-UPS ARE STILL PERMITTED EVEN WHEN THE GWB IS AT THE MAXIMUM OF $5 MILLION IF THE CONTRACT VALUE IS GREATER THAN THE BDB AND THE GAWA PERCENTAGE WOULD INCREASE. A request for Step-Up is processed and effective on the date received in Good Order. Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon election of a Step-Up, the applicable GMWB charge will be reflected in your confirmation.


OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the information beginning on page 95 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.


CONTRACT VALUE IS ZERO. With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT, AT LEAST ONE COVERED LIFE REMAINS ALIVE AND the Contract is still in the accumulation phase. Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the payment less the payment; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO LONG AS THE FOR LIFE  GUARANTEE  IS IN  EFFECT;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
- ---- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but not less frequently than annually. If you die before all scheduled payments are made, then your beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments. All other rights under your Contract cease, except for the right to change beneficiaries. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no other death benefit is payable.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          *    Step-Ups   will  continue   automatically   or  as  permitted  in
               accordance with the above rules for Step-Ups.

          * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

          * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

          * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of death. The GAWA percentage will not change on future Step-Ups.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

          * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

     * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

     * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 161.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);


     *    Conversion of this GMWB (if conversion is permitted);


     * The date of death of the Owner (or either joint Owner), UNLESS the beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract if the spousal beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL

BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 50 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.


CONVERSION. You may convert this Joint For Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Annual Step-Up. Converting your Joint For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB"). THE FOLLOWING DESCRIPTION OF THIS GMWB IS
SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS AND EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:


     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.

               For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2. If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB is the guaranteed amount available for future periodic withdrawals.

          BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

-----------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
-----------------------------------------------------------------------

-----------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
-----------------------------------------------------------------------


Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.


PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 74                  5%
                                      75 - 80                  6%
                                        81+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

----------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA:

          *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
------- --- ----------------------------------------------------------

The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

----------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.

     THE GAWA is recalculated as follows:

          * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

          * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

                    o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

                    o    The GWB after the withdrawal.
------- --- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 162.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------


GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, OR

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix C for an illustration of this GWB adjustment provision.)


PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

          If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

               o The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

               o The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
-- --- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").


If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.


----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).


     If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the Owner.

          * If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

          * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

     For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:


          *    The GAWA percentage multiplied by the new GWB, OR

          *    The GAWA prior to Step-Up.
---- -- --------------------------------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

-------------------------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; OR

          *    Zero.
-- ---- -----------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.
-- ---- -----------------------------------------------------------


FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER  OCTOBER 6, 2008,  PLEASE
NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND HIGHEST QUARTERLY CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE HIGHEST QUARTERLY CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.


UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.


THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).


Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon your death (or the first Owner's death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the payment less the payment; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO LONG AS THE FOR LIFE  GUARANTEE  IS IN  effect;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
-- --- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the optional enhanced death benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).


          *    The GWB adjustment provision is void.


          * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.


          * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.


          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 161.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.


     *    Conversion of this GMWB (if conversion is permitted);


     * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL

BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 50 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.


BONUS. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.

--------------------------------------------------------------------------------


     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

     * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. CONVERSELY, ANY WITHDRAWAL, INCLUDING BUT NOT LIMITED TO SYSTEMATIC WITHDRAWALS AND REQUIRED MINIMUM DISTRIBUTIONS, TAKEN IN A CONTRACT YEAR DURING THE BONUS PERIOD CAUSES THE BONUS NOT TO BE APPLIED.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 7% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract ON OR AFTER OCTOBER 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

     *    The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix C for more information regarding the re-start provision.)

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, there is no provision allowing the Bonus Period to restart.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

--------------------------------------------------------------------------------


CONVERSION. You may convert this For Life GMWB With Bonus and Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). In addition, if this GMWB was added to your Contract BEFORE OCTOBER 6, 2008, you may convert this For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) to a newer version of this same LifeGuard Freedom GMWB, which will include the GWB adjustment, re-determination of the GAWA% and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the newer version of LifeGuard Freedom GMWB will be the same as that currently charged for this For Life GMWB With Bonus and Annual Step-Up. THE CHARGE OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus and Annual Step-Up. Converting your For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB or to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to potentially reset the bonus provision upon Step-Ups of the Bonus Base over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. However, again, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option.

Finally, the new GWB upon any conversion of your For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.

JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD FREEDOM GMWB WITH JOINT OPTION"). THE DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 10 FOR THE FOR LIFE GUARANTEES AND EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT.


The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal - RevenuThe lifetime of the last surviving Covered Life if the For Life Guarantee is in Code).effect; The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:

     * The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2. If the youngest Covered Life is 59 1/2 years old or older on the endorsement's effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract. The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

          So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

     OR

     *    Until  all  withdrawals   under  the  Contract  equal  the  Guaranteed
          Withdrawal Balance (GWB), without regard to Contract Value.

          The GWB is the guaranteed amount available for future periodic withdrawals.

BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

---------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
---------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.
--------------------------------------------------------------------


Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.


PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      45 - 74                  5%
                                      75 - 80                  6%
                                        81+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

--------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA:

          *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
---- ---- ----------------------------------------------------------

The GAWA is generally NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

--------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.

     The GAWA is recalculated as follows:

          * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

          * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of: o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, OR

                    o    The GWB after the withdrawal.
---- ---- ----------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, or

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 162.


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. Any future GAWA percentage recalculation will be based on the correct age. If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

     The GWB Adjustment Date is the later of:

          * The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, OR

          * The 10th Contract Anniversary following the effective date of this endorsement.

     The GWB adjustment is determined as follows:

          * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

          * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

          * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix C for an illustration of this GWB adjustment provision.)


PREMIUMS.

------------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

          * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

          * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
------------------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").


If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue.

Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.


----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).


     If this GMWB was added to your Contract ON OR AFTER OCTOBER 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA PERCENTAGE is recalculated based on the attained age of the youngest Covered Life.

          * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

     For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:


          *    The GAWA percentage multiplied by the new GWB, OR

          *    The GAWA prior to Step-Up.
---- -- --------------------------------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; OR

          *    Zero.
--- --- -----------------------------------------------------------

-------------------------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.
--- --- -----------------------------------------------------------


FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER  OCTOBER 6, 2008,  PLEASE
NOTE: WITHDRAWALS FROM THE CONTRACT REDUCE THE GWB AND HIGHEST QUARTERLY CONTRACT VALUE BUT DO NOT AFFECT THE BDB. IN THE EVENT OF WITHDRAWALS, THE BDB REMAINS UNCHANGED. THEREFORE, BECAUSE THE HIGHEST QUARTERLY CONTRACT VALUE MUST BE GREATER THAN THE BDB PRIOR TO STEP-UP IN ORDER FOR THE GAWA PERCENTAGE TO INCREASE, A GAWA PERCENTAGE INCREASE MAY BECOME LESS LIKELY WHEN CONTINUING WITHDRAWALS ARE MADE FROM THE CONTRACT.


UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.


THE GWB CAN NEVER BE MORE THAN $5 MILLION WITH A STEP-UP. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).


Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.


OWNER'S DEATH. The Contract's death benefit is not affected by this GMWB SO LONG AS CONTRACT VALUE IS GREATER THAN ZERO and the Contract is still in the accumulation phase. Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value. Please see the
information   beginning  on  page  116  regarding  the  required  ownership  and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.


CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the payment less the payment; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO LONG AS THE FOR LIFE  GUARANTEE  IS IN  effect;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
-- --- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under the Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the optional enhanced death benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal beneficiary may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

                    If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.


          * If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

                    If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.


                    * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

                    * Contract Anniversaries will continue to be based on the original Contract's Issue Date.


                    * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

                    * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future Step-Ups.


                    * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

                    * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

          * Continue the Contract WITHOUT this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

          * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 161.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

               In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.


     *    Conversion of this GMWB (if conversion is permitted);


     * The date of death of the Owner (or either joint Owner), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL

BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 50 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.


BONUS. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.


--------------------------------------------------------------------------------

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.

--------------------------------------------------------------------------------


     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

     * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. CONVERSELY, ANY WITHDRAWAL, INCLUDING BUT NOT LIMITED TO SYSTEMATIC WITHDRAWALS AND REQUIRED MINIMUM DISTRIBUTIONS, TAKEN IN A CONTRACT YEAR DURING THE BONUS PERIOD CAUSES THE BONUS NOT TO BE APPLIED.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 7% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract ON OR AFTER OCTOBER 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

     *    The date the Contract Value is zero.

The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix C for more information regarding the re-start provision.)

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or

     *    The date Contract Value is zero.

If this GMWB was added to the Contract BEFORE OCTOBER 6, 2008, there is no provision allowing the Bonus Period to restart.

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

--------------------------------------------------------------------------------


CONVERSION. If this GMWB was added to your Contract BEFORE OCTOBER 6, 2008, you may convert this Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option) to a newer version of this same LifeGuard Freedom GMWB with Joint Option, which will include the GWB adjustment, re-determination of the GAWA% and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEWER VERSION OF LIFEGUARD FREEDOM GMWB WITH JOINT OPTION WILL BE THE SAME AS THAT CURRENTLY CHARGED FOR THIS JOINT FOR LIFE GMWB WITH ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus and Annual Step-Up. Converting your Joint For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to potentially reset the bonus provision upon annual Step-Ups of the GWB over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your Bonus Base if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT").

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS, EXAMPLE 11 FOR THE - GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND EXAMPLE 12 FOR TRANSFER OF ASSETS. This GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income Date) for the LONGER of:

     * The Owner's life (the "For Life Guarantee") if the For Life Guarantee is in effect;

               The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

               For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant's life (or the life of the first Annuitant to die if there is more than one Annuitant).

               The For Life Guarantee becomes effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

     OR

     * If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB depends on when this GMWB is added to the Contract (as explained below).

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a Beneficiary who is the Owner's spouse, who, upon the Owner's death, may elect to continue the Contract without the GMWB. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity - to another legal entity or the Annuitant. Otherwise, ownership changes are not allowed. When the Owner is a legal entity, changing Annuitants is not allowed. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

-----------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Issue Date.
-----------------------------------------------------------------------

-----------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value.

     The GAWA is determined based on the Owner's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
-----------------------------------------------------------------------

Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void. However, this GMWB may be continued by a spousal Beneficiary without the For Life
Guarantee. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the Owner's attained age at the time of the first withdrawal. If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".) THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      55 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA:

          *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN EFFECT; OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
- ---- ------------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.

     The GAWA is recalculated as follows:

          * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

          * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

                    o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), OR

                    o    The GWB after the withdrawal.
- ---- ------------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 162.


If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------
RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, OR

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix C for an illustration of this GWB adjustment provision.)

PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

The GWB is recalculated, increasing by the amount of the premium net of any applicable premium taxes.

If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

     * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

     * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
- ---- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

-------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

          *    The GAWA percentage multiplied by the new GWB, OR

          *    The GAWA prior to Step-Up.
- ---- ------------------------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; OR

          *    Zero.

- ---- ------------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.
- ---- ------------------------------------------------------------

UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.20%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the GWB Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB DEATH BENEFIT. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, SUBJECT TO A MAXIMUM OF $5 MILLION.

Partial withdrawals will affect the GMWB death benefit as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GMWB death benefit is equal to the greater of:

          *    The GMWB death benefit before the withdrawal less the withdrawal;
               OR

          *    Zero.
- ---- ------------------------------------------------------------

-------------------------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GMWB death benefit is equal to the greater of:

          * The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.
- ---- ------------------------------------------------------------


THE GMWB DEATH BENEFIT IS NOT ADJUSTED UPON STEP-UP, THE APPLICATION OF ANY BONUS, OR THE APPLICATION OF THE GWB ADJUSTMENT. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's standard death benefit or the optional death benefit. The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.


TRANSFER OF ASSETS. This GMWB requires automatic transfers between your elected Investment Divisions/guaranteed fixed account options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix D. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/guaranteed fixed account options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/guaranteed fixed account option in proportion to their current value. Transfers from guaranteed fixed account options will be subject to an excess interest adjustment, if applicable. There is no excess interest adjustment on transfers from the GMWB Fixed Account.

Generally,  automatic  transfers  to the GMWB Fixed  Account  from your  elected
Investment Divisions/guaranteed fixed account options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix D for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/guaranteed fixed account options.

For  an   example   of  how  this   Transfer   of  Assets   provision   and  the
non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred FROM the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred TO the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred TO the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800
[($91,560 - $0 -  0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. AFTER the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix C. Please also see the Transfer of Assets Methodology in Appendix D, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value - possibly your entire Contract Value - may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/guaranteed fixed account option. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and guaranteed fixed account options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the guaranteed fixed account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no excess interest adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC; you may not CHOOSE to transfer amounts to and from the GMWB Fixed Account.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner's (or oldest joint Owner's) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the payment less the payment; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO LONG AS THE FOR LIFE  GUARANTEE  IS IN  EFFECT;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

- ---- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. If you die, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the optional enhanced death benefit.

SPOUSAL CONTINUATION. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          *    Upon the Owner's death, the For Life Guarantee is void.

          * Only the GWB is payable while there is value to it (until depleted).

          * The GMWB death benefit is void and will not be included in the continuation adjustment.

          *    The GWB adjustment provision is void.

          *    The Bonus provision is void.

          * Step-Ups will continue as permitted; otherwise, the above rules for Step-Ups apply.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

               * The Liability factors for the transfer of assets formulas (see Appendix D) will continue to be based on the duration since the effective date of the GMWB endorsement.

               * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of death.

               * The Latest Income Date is based on the age of the surviving spouse. Please refer to the "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

               * The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.

     *    Continue the Contract WITHOUT this GMWB (GMWB is terminated).

          * The GMWB death benefit will be included in the calculation of the Continuation Adjustment.

          *    The  GMWB  Fixed  Account  value  will  be   transferred  to  the
               Investment Divisions and guaranteed fixed account options based on the current premium allocation for the Contract.

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 161.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     * The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);


     *    Conversion of this GMWB (if conversion is permitted);


     * The date of the Owner's death (or the first Owner's death with joint Owners), UNLESS the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and guaranteed fixed account options based on the current premium allocation for the Contract.

ANNUITIZATION.

     LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first). The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the Owner (or the first Owner's death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner's (or oldest joint Owner's) attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY UPON THE DEATH OF THE ORIGINAL OWNER, IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL

BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 50 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
--------------------------------------------------------------------------------

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

     * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

     *    The date the Contract Value is zero.

          * The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.


This GWB Bonus  provision is terminated  when this GMWB is terminated or if this
GMWB  is  continued  through  Spousal  continuation  of  a  Contract;   Contract
Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 7% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.
--------------------------------------------------------------------------------


CONVERSION. You may convert this For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Converting your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for re-determination of the GAWA% and desire to remove the Control of Assets provision. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. You will also forego the GWB Adjustment equal to 200% of the GWB at election and the GMWB Death Benefit included in your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Further, LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option are irrevocable upon your request.

Finally, the new GWB upon any conversion of your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


JOINT FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP ("LIFEGUARD SELECT WITH JOINT OPTION").

This is a new Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner's spouse regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

THE FOLLOWING DESCRIPTION OF THIS GMWB IS SUPPLEMENTED BY THE EXAMPLES IN APPENDIX C, PARTICULARLY EXAMPLE 2 FOR THE VARYING BENEFIT PERCENTAGE, EXAMPLES 6 AND 7 FOR THE STEP-UPS, EXAMPLE 8 FOR THE BONUS, EXAMPLE 11 FOR THE GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND EXAMPLE 12 FOR TRANSFER OF assets.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a "Covered Life."

The Owners cannot be subsequently changed and new Owners cannot be added. Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries. The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant's life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person. Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code). The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living. If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life. Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract's accumulation phase (i.e., before the Income
Date) for the LONGER of:

     * The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

          The For Life Guarantee becomes effective when this GMWB is added to the Contract.

               So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.

     OR

     * If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

               The GWB depends on when this GMWB is added to the Contract (as explained below).

     BECAUSE OF THE FOR LIFE GUARANTEE, YOUR WITHDRAWALS COULD AMOUNT TO MORE THAN THE GWB. BUT PLEASE NOTE: THE GUARANTEES OF THIS GMWB ARE SUBJECT TO THE ENDORSEMENT'S TERMS, CONDITIONS, AND LIMITATIONS THAT ARE EXPLAINED BELOW.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary. The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days' prior to the Contract Anniversary. This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner's death, may elect to continue the Contract without the GMWB. To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation. Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days' prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary. THIS GMWB IS NOT AVAILABLE ON A CONTRACT THAT ALREADY HAS A GMWB (ONLY ONE GMWB PER CONTRACT). Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect - the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code. Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.

ELECTION. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON THE ISSUE DATE -

     The GWB equals initial premium net of any applicable premium taxes.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life  Guarantee  becomes  effective  on the  Contract  Issue  Date.
--------------------------------------------------------------------

--------------------------------------------------------------------
WHEN THIS GMWB IS ADDED TO THE CONTRACT ON ANY CONTRACT ANNIVERSARY -

     The GWB equals Contract Value.

     The GAWA is determined based on the youngest Covered Life's attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal. See the GAWA percentage table below.

     The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.
--------------------------------------------------------------------

Contract Enhancements are NOT included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date. Premium (net of any applicable premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date. If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value on that date. (See Example 1 in Appendix C.) THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon Step-Up), and the GWB is reduced by each withdrawal.

PLEASE NOTE: Upon the Owner's death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life. However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life. Please see the "Spousal Continuation" subsection below for more information.

WITHDRAWALS. The GAWA percentage and the GAWA are determined at the time of the first withdrawal. The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal. The GAWA percentage varies according to age group and is determined based on the youngest Covered Life's attained age at the time of the first withdrawal. (In the examples in Appendix C and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the "varying benefit percentage".)

THE GAWA PERCENTAGE FOR EACH AGE GROUP IS:

                                        Ages             GAWA Percentage
                                 ------------------- ------------------------
                                 ------------------- ------------------------
                                      55 - 74                  5%
                                      75 - 84                  6%
                                        85+                    7%

Withdrawals cause the GWB to be recalculated. Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA). The tables below clarify what happens in either instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract's RMD without compromising the endorsement's guarantees. Examples 4, 5 and 7 in Appendix C supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, then please see "RMD NOTES" below for more information.

------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the withdrawal less the withdrawal; OR

          *    Zero.

     The GAWA:

          *    Is unchanged WHILE THE FOR LIFE GUARANTEE IS IN effect; OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.
--- ----- --------------------------------------------------------

The GAWA is NOT reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year. Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year. The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix C). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount. The GAWA is also likely to be reduced.
------------------------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GWB is recalculated, equaling the greater of:

          * The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.

     The GAWA is recalculated as follows:

          * If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

          * If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

                    o The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), OR

                    o    The GWB after the withdrawal.
--- ----- --------------------------------------------------------

The Excess Withdrawal is defined to be the lesser of:

     *    The total amount of the current partial withdrawal, OR

     * The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges and other charges or adjustments. Any withdrawals from Contract Value allocated to a guaranteed fixed account option may be subject to an excess interest adjustment. Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.


Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract's standard death benefit). All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract. They are subject to the same restrictions and processing rules as described in the Contract. They are also treated the same for federal income tax purposes. For more information about tax-qualified and non-qualified Contracts, please see "TAXES" beginning on page 162.


If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age. If the age at election of either Covered Life's falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

--------------------------------------------------------------------------------

RMD NOTES: Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice. The administrative form allows for one time or systematic withdrawals. Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of RMDs for multiple contracts from a single contract. Initiating and monitoring for compliance with the RMD requirements is the responsibility of the Owner.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. But with this GMWB, the GAWA is based on Contract Years. Because the intervals for the GAWA and RMDs are different, the For Life Guarantee may be more susceptible to being compromised. With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above. (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.) Below is an example of how this modified limit would apply.

     Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described. The GAWA for the 2007 Contract Year (ending June 30) is $10. The RMDs for calendar years 2006 and 2007 are $14 and $16, respectively.

     If the Owner takes $7 in each of the two halves of calendar year 2006 and $8 in each of the two halves of calendar year 2007, then at the time the withdrawal in the first half of calendar year 2007 is taken, the Owner will have withdrawn $15. Because the sum of the Owner's withdrawals for the 2007 Contract Year is less than the higher RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

AN EXCEPTION TO THIS GENERAL RULE IS THAT WITH THE CALENDAR YEAR IN WHICH YOUR RMDS ARE TO BEGIN (GENERALLY, WHEN YOU REACH AGE 70 1/2), HOWEVER, YOU MAY TAKE YOUR RMDS FOR THE CURRENT AND NEXT CALENDAR YEARS DURING THE SAME CONTRACT YEAR, AS NECESSARY (SEE EXAMPLE BELOW).

     The following example illustrates this exception. It assumes an individual Owner, born January 1, 1936, of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

     If the Owner delays taking his first RMD (the 2006 RMD) until March 30, 2007, he may still take the 2007 RMD before the next Contract Year begins, June 30, 2007 without exposing the GWB and GAWA to the possibility of adverse recalculation. However, if he takes his second RMD (the 2007 RMD) after June 30, 2007, he should wait until the next Contract Year begins
     (that is after June 30, 2008) to take his third RMD (the 2008 RMD). Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

EXAMPLES THAT ARE RELEVANT OR SPECIFIC TO TAX-QUALIFIED CONTRACTS, ILLUSTRATING THIS GMWB, IN VARYING CIRCUMSTANCES AND WITH SPECIFIC FACTUAL ASSUMPTIONS, ARE AT THE END OF THE PROSPECTUS IN APPENDIX C, PARTICULARLY EXAMPLES 4, 5, AND 7. PLEASE CONSULT THE REPRESENTATIVE WHO IS HELPING, OR WHO HELPED, YOU PURCHASE YOUR TAX-QUALIFIED CONTRACT, AND YOUR TAX ADVISER, TO BE SURE THAT THIS GMWB ULTIMATELY SUITS YOUR NEEDS RELATIVE TO YOUR RMD.
--------------------------------------------------------------------------------

GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT. If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, OR

     * The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the GMWB Death Benefit. Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix C for an illustration of this GWB adjustment provision.)

PREMIUMS.

-------------------------------------------------------------------
WITH EACH SUBSEQUENT PREMIUM PAYMENT ON THE CONTRACT -

     The GWB is recalculated, increasing by the amount of the premium - net of any applicable premium taxes.

     If the premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

          * The GAWA percentage multiplied by the subsequent premium payment net of any applicable premium taxes; OR

          * The GAWA percentage multiplied by the increase in the GWB - IF THE MAXIMUM GWB IS HIT.
-- --- ------------------------------------------------------------

We require prior approval for a subsequent premium payment that would result in your Contract having $1 million of premiums in the aggregate. We also reserve the right to refuse subsequent premium payments. THE GWB CAN NEVER BE MORE THAN $5 MILLION. See Example 3b in Appendix C to see how the GWB is recalculated when the $5 million maximum is hit.

STEP-UP. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

----------------------------------------------------------------------------
WITH A STEP-UP -

     The GWB equals the highest quarterly Contract Value (SUBJECT TO A $5 MILLION MAXIMUM).

     If the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

          *    The GAWA percentage multiplied by the new GWB, OR

          *    The GAWA prior to Step-Up.
---- -- --------------------------------------------------------------------

The  highest  quarterly  Contract  Value  equals the  highest  of the  quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary. When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB's Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

 -------------------------------------------------------------------

WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; OR

          *    Zero.
--- --- -----------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.
--- --- -----------------------------------------------------------

UPON STEP-UP ON OR AFTER THE 11TH CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THIS GMWB, THE GMWB CHARGE MAY BE INCREASED, SUBJECT TO THE MAXIMUM ANNUAL CHARGE OF 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

GMWB DEATH BENEFIT. Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract's death benefit payable is guaranteed not to be less than the GMWB death benefit. On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB. With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the premium plus the amount of the premium payment, net of any applicable premium taxes, SUBJECT TO A MAXIMUM OF $5 MILLION.

Partial withdrawals will affect the GMWB death benefit as follows:

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, IS LESS THAN OR EQUAL TO THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The  GMWB death benefit is equal to the greater of:

          *    The GMWB death benefit before the withdrawal less the withdrawal;
               OR

          *    Zero.
--- --- -----------------------------------------------------------

-------------------------------------------------------------------
WHEN A WITHDRAWAL, PLUS ALL PRIOR WITHDRAWALS IN THE CURRENT CONTRACT YEAR, EXCEEDS THE GREATER OF THE GAWA OR RMD, AS APPLICABLE -

     The GMWB death benefit is equal to the greater of:

          * The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; OR

          *    Zero.
--- --- -----------------------------------------------------------


THE GMWB DEATH BENEFIT IS NOT ADJUSTED UPON STEP-UP, THE APPLICATION OF ANY BONUS, OR THE APPLICATION OF THE GWB ADJUSTMENT. The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract's standard death benefit or the optional death benefit. The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.


TRANSFER OF ASSETS. This GMWB requires automatic transfers between your elected Investment Divisions/guaranteed fixed account options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix D. The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB's guarantees. By electing this GMWB, you are giving control to us of all or a portion of your Contract Value. By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/guaranteed fixed account options and the GMWB Fixed Account. Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/guaranteed fixed account option in proportion to their current value. Transfers from guaranteed fixed account options will be subject to an excess interest adjustment, if applicable. There is no excess interest adjustment on transfers from the GMWB Fixed Account.

Generally,  automatic  transfers  to the GMWB Fixed  Account  from your  elected
Investment Divisions/guaranteed fixed account options will occur when your Contract Value declines due to withdrawals or negative investment returns. However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix D for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB's benefits). In other words, any increase in the GAWA (due to, for example, a premium payment, a Step-Up, the application of any bonus or the application of the GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/guaranteed fixed account options.

For  an   example   of  how  this   Transfer   of  Assets   provision   and  the
non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000. Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor. Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary. Generally, if the ratio is lower than 77%, funds will be transferred FROM the GMWB Fixed Account. If the ratio is more than 83%, then funds are transferred TO the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000). Since the ratio is more than the 83%, funds are transferred TO the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%). Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800
[($91,560 - $0 -  0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer. That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account. AFTER the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix C. Please also see the Transfer of Assets Methodology in Appendix D, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value - possibly your entire Contract Value - may be transferred to the GMWB Fixed Account. It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/guaranteed fixed account options. If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any Step-Ups and increases in your GAWA. If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and guaranteed fixed account options according to your most recent allocation instructions on file with us. The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year. No adjustment will be made to the GWB, GAWA, GWB adjustment, GMWB death benefit or Bonus Base as a result of these transfers. You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change. However, we reserve the right to change the formulas for Contracts issued in the future.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FIXED ACCOUNT. A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas. You may not allocate additional monies to the GMWB Fixed Account. The Contract Value in the GMWB Fixed Account is credited with a specific interest rate. The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year. GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared. The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 3%. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state. Our contact information is on the cover page of this prospectus.

Contract charges deducted from the guaranteed fixed account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract's provisions. The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account. There is no excess interest adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account. Transfers to and from the GMWB Fixed Account are AUTOMATIC; you may not CHOOSE to transfer amounts to and from the GMWB Fixed Account.

CONTRACT VALUE IS ZERO. With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, SO LONG AS THE FOR LIFE GUARANTEE IS IN EFFECT and the Contract is still in the accumulation phase. If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase. The last payment will not exceed the remaining GWB at the time of payment. If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life's attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

-------------------------------------------------------------------
AFTER EACH PAYMENT WHEN THE CONTRACT VALUE IS ZERO -

     The GWB is recalculated, equaling the greater of:

          *    The GWB before the payment less the payment; OR

          *    Zero.

     The GAWA:

          *    Is  unchanged  SO LONG AS THE FOR LIFE  GUARANTEE  IS IN  effect;
               OTHERWISE

          * Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.
-- --- ------------------------------------------------------------

Payments are made on the periodic basis you elect, but no less frequently than annually. Upon death of the last surviving Covered Life, all rights under your Contract cease. No subsequent premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the GMWB death benefit and the optional enhanced death benefit.

SPOUSAL CONTINUATION. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

     * Continue the Contract WITH this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          * For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.

               If the surviving spouse it not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

          * If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

               If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

          * For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules above. The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base Step-Up, or the youngest Covered Life's attained age, as applicable.

               If the surviving spouse it not a Covered Life, the Bonus provision is null and void.

          * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

          *    Contract   Anniversaries   will  continue  to  be  based  on  the
               Contract's Issue Date.

          * The Liability factors for the transfer of assets formulas (see Appendix D) will continue to be based on the youngest Covered Life's attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

          * If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age.

          * If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to the "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

          * The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.

     *    Continue  the  Contract   WITHOUT  this  GMWB  (GMWB  is  terminated).
          Thereafter, no GMWB charge will be assessed.

          * The GMWB death benefit will be included in the calculation of the Continuation Adjustment.

          *    The  GMWB  Fixed  Account  value  will  be   transferred  to  the
               Investment Divisions and guaranteed fixed account options based on the current premium allocation for the Contract.

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - WHETHER OR NOT THE SPOUSAL BENEFICIARY TERMINATED THE GMWB IN CONTINUING THE CONTRACT.


For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 161.


TERMINATION. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     * The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);


     *    Conversion of this GMWB (if conversion is permitted);


     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and guaranteed fixed account options based on the current premium allocation for the Contract.

ANNUITIZATION.

     JOINT LIFE INCOME OF GAWA. On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life. The total annual amount payable will equal the GAWA in effect at the time of election of this option. This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects. No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary. Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

     If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age at the time of election of this option. The GAWA percentage will not change after election of this option.

     SPECIFIED PERIOD INCOME OF THE GAWA. On the Latest Income Date if the For Life Guarantee is NOT in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract. (THIS INCOME OPTION ONLY APPLIES IF THE GMWB HAS BEEN CONTINUED BY THE SPOUSAL BENEFICIARY AND THE SPOUSAL BENEFICIARY IS NOT A COVERED LIFE IN WHICH CASE THE SPOUSE BECOMES THE OWNER OF THE CONTRACT AND THE LATEST INCOME DATE IS BASED ON THE AGE OF THE SPOUSE.)

     This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects. If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

     The "Specified Period Income of the GAWA" income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

SEE  "GUARANTEED   MINIMUM  WITHDRAWAL  BENEFIT  GENERAL   CONSIDERATIONS"   AND
"GUARANTEED MINIMUM WITHDRAWAL

BENEFIT IMPORTANT SPECIAL CONSIDERATIONS" BEGINNING ON PAGE 50 FOR ADDITIONAL THINGS TO CONSIDER BEFORE ELECTING A GMWB; WHEN ELECTING TO ANNUITIZE YOUR CONTRACT AFTER HAVING PURCHASED A GMWB; OR WHEN THE LATEST INCOME DATE IS APPROACHING AND YOU ARE THINKING ABOUT ELECTING OR HAVE ELECTED A GMWB.


EFFECT OF GMWB ON TAX DEFERRAL. This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets. Please consult your tax and financial advisors before adding this GMWB to a Contract.

BONUS. The description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The bonus is an incentive for you NOT to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. The bonus is a percentage of a sum called the Bonus Base (defined below). The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

--------------------------------------------------------------------------------
The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.
--------------------------------------------------------------------------------

     *    WHEN THIS GMWB IS ADDED TO THE  CONTRACT,  the Bonus  Base  equals the
          GWB.

     * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

     * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base Step-Up if the Bonus Base increases due to the Step-Up and if the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base Step-Up, if later; or

     *    The date the Contract Value is zero.


          * The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a Step-Up.


This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life. If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, ANY withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus NOT to be applied.

When the bonus is applied:

     *    The GWB is recalculated, increasing by 7% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment, or GMWB death benefit.
--------------------------------------------------------------------------------


CONVERSION. You may convert this Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. THE CHARGE OF THE NEW BENEFIT WILL BE HIGHER THAN THAT CURRENTLY CHARGED FOR THIS JOINT FOR LIFE GMWB WITH BONUS, GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT AND ANNUAL STEP-UP. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Converting your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for re-determination of the GAWA% and desire to remove the Control of Assets provision. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. You will also forego the GWB Adjustment equal to 200% of the GWB at election and the GMWB Death Benefit included in your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Further, LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option are irrevocable upon your request.

Finally, the new GWB upon any conversion of your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (SEE EXAMPLE 1 IN APPENDIX C.)

PLEASE  CONSULT  YOUR  REPRESENTATIVE  TO SEE WHETHER A  CONVERSION,  GIVEN YOUR
INDIVIDUAL NEEDS AND CIRCUMSTANCES, WILL PROVIDE YOU WITH MORE APPROPRIATE COVERAGE THAN YOU CURRENTLY ENJOY.


SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. If you have arranged for systematic withdrawals, schedule any planned Step-Up under a GMWB to occur prior to the withdrawal. Example 7 in Appendix C illustrates the consequences of a withdrawal preceding a Step-Up. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive and withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty. You may also be subject to a withdrawal charge and an excess interest adjustment.

If your Contract contains the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMWB Fixed Account. Specific to the GMWB Fixed Account, a specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

In addition, for Contracts with the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson may be required to suspend or delay withdrawals or transfers from an Investment Division when:

     * the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     *    trading on the New York Stock Exchange is restricted;

     * an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or

     *    the SEC, by order, may permit for the protection of Owners.

The applicable rules and regulations of the SEC will govern whether the conditions in (b) and/or (c) exist.

Jackson has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed account and the GMWB Fixed Account for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your Contract. The Income Date is the date on which those payments begin. You can choose the Income Date and an income option.

INCOME DATE. The Income Date must be at least one year after your Contract is issued. You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation, unless otherwise approved by the Company. Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities. Distributions from Roth IRAs are not required prior to your death.

INCOME PAYMENTS FROM INVESTMENT DIVISIONS. At the Income Date, you can choose whether payments will come from the guaranteed fixed account, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, Jackson may set the frequency of payments so that the first payment would be at least $50.

INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your Contract in the Investment Division(s) on the Income Date;

     2. the 3% assumed investment rate used in the annuity table for the Contract; and

     3.   the performance of the Investment Divisions you selected.

Jackson calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your Contract Value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Fund. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time. Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time. If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

INCOME OPTIONS. You may elect to receive a single sum or you may elect one of the income options described below. A single sum distribution may be deemed to be a withdrawal. If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments. You can change your income option at any time before the Income Date. You must give us 7 days notice.

The annuitant is the person whose life we look to when we make income payments. (Each description assumes that you are the Owner and annuitant.) The following income options may not be available in all states.

OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you. At the time you elect this option, you may choose whether the payments to the survivor will continue at the full rate or at two-thirds or one-half of the full rate.

OPTION 3 - Life Annuity With 120 or 240 Monthly Guaranteed Periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

ADDITIONAL OPTIONS - Other income options may be made available by Jackson.

                                  DEATH BENEFIT


The Contract has a death benefit, namely the standard death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus.

The optional enhanced death benefit cannot be selected after the Contract has been issued. LifeGuard Freedom DB may be selected after the Contract has been issued but only in conjunction with the purchase of the LifeGuard Freedom GMWB and as long as the optional enhanced death benefit has not already been selected. Once an optional death benefit is chosen, it cannot be canceled.


The death benefit paid to your

beneficiary upon your death is calculated as of the date we receive all required documentation which includes, but is not limited to, proof of death and a completed claim form from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first beneficiary). The death benefit paid will be the standard death benefit unless you have selected an optional death benefit. If you have an optional death benefit, the difference between the account value and the optional death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date.

Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at Home Office in Lansing, Michigan. From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an Investment Division will be subject to investment risk. The investment risk is borne by the beneficiary(ies).


The effects of any GMWB on the amount payable to your

beneficiaries upon your death should be considered before selecting the death benefits in combination with a GMWB.

Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero. See the individual GMWB subsections earlier in this prospectus under "ACCESS TO YOUR MONEY" for information about how the GMWB endorsements work.


STANDARD DEATH BENEFIT.

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies. Jackson may limit permissible joint Owners to spouses.

The standard death benefit equals the greater of:

     1.   current Contract Value;

          a. less any Contract Enhancement applied within the 12 months prior to your death.

     2.   the total premiums paid prior to your death;

          a.   less withdrawals,

          b.   less withdrawal charges,

          c.   The  Contract's  standard   deathebenefite(see   the  description
               above); or

          d.   less premium taxes, and

          e. less any Contract Enhancement applied within the 12 months prior to your death.


OPTIONAL DEATH BENEFITS. Optional death benefits are available but because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's standard death benefit before selecting an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.


ENHANCED DEATH BENEFIT. The enhanced death benefit is equal to the greatest of:

     1.   the standard death benefit;

     2.   the total premiums paid prior to your death;

          a.   less withdrawals,

          b.   less withdrawal charges,

          c.   less Contract charges and fees,

          d.   less premium taxes, and

          e. less any Contract Enhancement applied within the 12 months prior to your death, compounded at 5% (4% if the Owner is age 70 or older at the date of issue).

     3.   the Contract Value at the end of the 7th Contract year;

          a.   plus all premiums made since the 7th year,

          b.   less withdrawals,

          c.   less withdrawal charges,

          d.   less Contract charges and fees,

          e.   less premium taxes, and

          f. less any Contract Enhancement applied within the 12 months prior to your death, compounded at 5% (4% if the Owner is age 70 or older at the date of issue).

The enhanced death benefit under 2 or 3 will never exceed 250% of premiums paid, less partial withdrawals, charges and fees, withdrawal charges, and premium taxes.


LIFEGUARD FREEDOM DB. The LifeGuard Freedom DB is equal to the greatest of:

     (a)  The Contract's standard death benefit (see the description above) or;

     (b)  The GMWB Death Benefit

     The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract. At election, the GMWB Death Benefit equals the LifeGuard Freedom GMWB Guaranteed Withdrawal Balance (GWB). If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial premium payment, net of any applicable premium taxes and adjusted for any subsequent premium payments and withdrawals. If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value on the date the endorsement is added, adjusted for any subsequent premium payments and withdrawals. Election after issue is only permitted if another optional death benefit endorsement has not been elected.

     At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged. If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.

     With each subsequent premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000.00.

     The GMWB Death Benefit is not adjusted upon step-up, the application of the GWB adjustment or the application of any bonus. THE GMWB DEATH BENEFIT WILL TERMINATE ON THE DATE THE CONTRACT VALUE EQUALS ZERO.

     For more information about how the LifeGuard Freedom GMWB works, including how the GWB and GAWA are calculated, please see "For Life GMWB With Bonus and Annual Step-Up" beginning on page 104.

     PAYOUT OPTIONS. The death benefit can be paid under one of the following death benefit options:


     *    single lump sum payment; or

     *    payment of entire death  benefit  within 5 years of the date of death;
          or

     * payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.


Under these payout options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.


Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current Contract Value.


PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Pre-selected Death Benefit Option may not be available in your state.


SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate certain optional benefits you might have elected. The Contract and its optional benefits remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

A GMWB, however, will terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see the individual GMWB subsections earlier in this prospectus under "Access To Your Money."

If you have elected the Preselected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner die on or after the Income Date, and you are not the annuitant, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT BEFORE THE INCOME DATE. If the annuitant is not an Owner or joint Owner and the annuitant dies before the Income Date, you become the new annuitant. You may name a new annuitant, subject to our underwriting rules. However, if the Owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the Owner, and a new annuitant may not be named.

DEATH OF ANNUITANT ON OR AFTER THE INCOME DATE. If the annuitant dies on or after the Income Date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

CONTRACT OWNER TAXATION

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the annuitant until a distribution (either as a withdrawal, including withdrawals under any GMWB you may elect, or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after you have received all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if an Owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the Owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract Owner had no liability for the fees and
(iii) the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the Contract will be tax-exempt life insurance benefits to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract and all riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT.  An  assignment  of a Contract  will  generally be a taxable  event.
Assignments of a tax-qualified Contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson believes that the underlying investments are being managed so as to comply with these requirements. A fuller discussion of the diversification requirements is contained in the SAI.

OWNER CONTROL.  In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the Contract Owner and Jackson regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer Funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 90 Investment Divisions and at least one Fixed Account option, although a Contract Owner's Contract Value can be allocated to no more than 18 Allocation Options at any one time. The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

WITHHOLDING. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

     (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee,
          (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

     (b)  a required minimum distribution;

     (c)  a hardship withdrawal; or

     (d)  the non-taxable portion of a distribution.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below. While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. (We do impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, but the "Federal (DAC) Tax Charge" merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product Owners are not the Owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called "Federal (DAC) Tax Charge" under variable life insurance policies, we do not currently include company income taxes in the charges Owners pay under the products.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and the other guaranteed fixed account options from the one-year guaranteed fixed account or any of the other Investment Divisions. This theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. The more volatile Investment Divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one-year guaranteed fixed account option and the JNL/Select Money Market Fund). There is no charge for Earnings Sweep.

REBALANCING. You can arrange to have Jackson automatically reallocate your Contract Value among Investment Divisions and the 1-year guaranteed fixed account periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

Jackson does not currently charge for participation in this program. We may do so in the future.

FREE LOOK. You may return your Contract to the selling agent or Jackson within 20 days after receiving it. Jackson will return the Contract Value in the Investment Division plus any fees and expenses deducted from the premiums allocated to the Investment Divisions plus the full amount of premiums you allocated to the guaranteed fixed account. We will determine the Contract Value in the Investment Division as of the date we receive the Contract from you or the date you return it to the selling agent. Jackson will return premium payment where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

ADVERTISING. From time to time, Jackson may advertise several types of performance for the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the annual contract maintenance charge and withdrawal charge. The deduction of the annual contract maintenance charge and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson.

LEGAL PROCEEDINGS. Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present. Jackson has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson on a non-material basis, or is being vigorously defended. Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable. Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2007, for information concerning such amounts that have been accrued. At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or non-affiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

--------------------------------------------------------------------------------
              QUESTIONS. IF YOU HAVE QUESTIONS ABOUT YOUR CONTRACT,
                        YOU MAY CALL OR WRITE TO US AT:

     o Annuity Service Center: (800) 766-4683 (8 a.m. - 8 p.m. ET) P.O. Box 17240, Denver, Colorado 80217-9959

     o    Institutional Marketing Group Service Center: (800) 777-7779
          (8 a.m. - 8 p.m. ET) P.O. Box 30392, Lansing, Michigan 48909-7892
--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION



   General Information and History.........................................2

   Services................................................................5

   Purchase of Securities Being Offered....................................6

   Underwriters............................................................6

   Calculation of Performance..............................................6

   Additional Tax Information..............................................8

   Annuity Provisions......................................................18

   Net Investment Factor...................................................19

   Condensed Financial Information.........................................20

"JNL(R)," "Jackson National(R)" and "JacksonSM" are trademarks or service marks of Jackson National Life Insurance Company.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "S&P MidCap 400 Index," "S&P 500/Citigroup Value Index," and "S&P MidCap 400/Citigroup Value Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company ("Jackson"). The JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P(R) 10 Fund, the JNL/Mellon Capital Management S&P(R) SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P(R) 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P) and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in these Funds. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

"Dow Jones," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM," "DJIASM," "DowSM" and "Dow 10SM " are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson. Dow Jones has no relationship to the annuity and Jackson, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the
JNL/Mellon  Capital  Management  Consumer  Brands  Sector Fund,  the  JNL/Mellon
Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates)(Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

"NYSE(R)" is a registered mark of, and "NYSE International 100 IndexSM" is a service mark of, the New YorK Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. DOES NOT:

     o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Have  any   responsibility   or  liability  for  the   administration,
          management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

     o    Consider  the  needs  of the  JNL/Mellon  Capital  Management  NYSE(R)
          International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

--------------------------------------------------------------------------------
NYSE GROUP, INC. AND ITS AFFILIATES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND. SPECIFICALLY,

     o NYSE GROUP, INC. AND ITS AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. AND ITS AFFILIATES DISCLAIM ANY WARRANTY
          ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND, THE OWNER OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE NYSE INTERNATIONAL 100 INDEXSM;

     o    THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

     o NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL ASSET MANAGEMENT, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT NYSE(R) INTERNATIONAL 25 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

                                       A-2
                                   APPENDIX A

DOW JONES DOES NOT:

* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management
     Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the
     JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, or the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

* DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

* THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE
     JNL/MELLON  CAPITAL  MANAGEMENT  HEALTHCARE SECTOR FUND, AND THE JNL/MELLON
     CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

*    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

* THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

* DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

* UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND, THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

                                   APPENDIX B

                              BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2007 from the Distributor in relation to the sale of our variable insurance products.

1717 Capital Management Co.                Capital Investment Group                FNB Brokerage Services
1st Discount Brokerage Inc.                Capital Strategies Financial            Foothill Securities Inc.
1st Global Capital Corporation             Capwest Securities Inc.                 Fortune Financial Services
1st Worldwide Financial Partners           Centaurus Financial Inc.                Founders Financial Securities
A G Edwards & Sons                         Century Securities                      FSC Securities Corporation
Advanced Advisor Group LLC                 CFD Investments Inc.                    Fulcrum Securities Inc.
AFS Brokerage Inc.                         Chevy Chase Securities Inc.             GA Repple & Company
AIG Financial Advisors                     Choice Investments Inc.                 Geneos Wealth Management Inc.
American General Securities                Colonial Brokerage Inc.                 Gilman Ciocia
American Investment                        Colonial Investments Services           Great American Advisors Inc.
American Portfolios Financial Services     Commonwealth Financial Network          Great Nation Investment Corp
Ameritas Investment Corp                   Countrywide Investment Service          Gunn Allen Financial Inc.
Askar Corp                                 Crowell Weedon & Co                     GW Sherwold
Associated Securities Corp                 Crown Capital Securities LP             GWN Securities Inc.
Axa Advisors LLC                           Cue Financial Group                     H Beck Inc.
B C Ziegler & Company                      Cumberland Brokerage Corp               H D Vest Investment Securities
Bancwest Investment Services Inc.          CUSO Financial Services                 H&R Block Financial Advisors
BB&T Investment Services Inc.              Despain Financial Corporation           H.S. Dent
BCG Securities                             E Planning Securities Inc.              Haas Financial Products
Beneficial Investment Services             Equable Securities Corp                 Hantz Financial Services
Bentley Lawrence Securities                Equitas America                         Harbour Investment Inc.
BI Investments                             ESI Financial                           Harvest Capital LLC
BOSC, Inc.                                 Fenwick Securities                      Harvest Companies
Brecek & Young Advisors Inc.               Ferris Baker Watts Inc.                 HBW Securities
Brewer Financial Services                  FFP Securities Inc.                     Heim Young & Associates Inc.
Broker Dealer Financial Services Corp      Fifth Third Securities                  Heritage Study Group
Brookstone Securities                      Financial Network Investment            Hornor Townsend & Kent Inc.
Brookstreet Securities Corp                Financial Security Management           HSBC
Bueter & Company Inc.                      Financial Services                      Huckin Financial Group Inc.
Butler Freeman Tally Group Financial       Financial West Investment Group         Huntleigh Securities Corp
Cadaret Grant & Company                    First Allied Securities                 ICBA Financial Services
Calton & Associates Inc.                   First Brokerage American LLC            IFMG Securities
Cambridge Investment Research              First Financial Equity                  IMS Securities
Capital Analysts Inc.                      First Heartland Capital Inc.            Independent Financial Group
Capital Financial Services                 First Merit                             Indiana Merchant Banking

Infinex Investments Inc.                   Main Street Securities                  Packerland Brokerage Services
ING Financial                              Medallion Investment Services           Park Avenue Securities
Institutional Securities Corp              Michigan Securities Inc.                Peak Securities
Inter Securities Inc.                      Mid Atlantic Securities Inc.            Pension Planners Securities
Intercarolina Financial Services           Midwest Financial & Inv Services        Peoples Securities
Intervest International Equities Corp      Milkie/Ferguson Investments             PFIC Securities
Invest Financial Corporation               MML Investors Services Inc.             Planmember Securities
Investacorp Inc.                           Money Concepts Capital Corp             Prime Capital Services Inc.
Investment Centers of America, Inc.        Money Management Advisory               Prime Vest Financial Services
Investment Professionals Inc.              Moors & Cabot Inc.                      Princor Financial Services Corp
Investors Capital Corp                     Morgan Keegan                           Pro Equities Inc.
Investors Security Co Inc.
J P Turner & Co LLC                        Morgan Peabody Inc.                     Professional Asset Management
J W Cole Financial Inc.                    MTL Equity Products Inc.                Purshe Kaplan Sterling Investments
Janney Montgomery Scott LLC                Multi-Financial Securities Corp         QA3 Financial Corporation
Jefferson Pilot Securities Corp            Mutual Service Corporation              Questar Capital Corporation
Jesup & Lamont Securities Corp             MWA Financial Services Inc.             R.L. Harger & Associates Inc.
JJB Hilliard WL Lyons Inc.                 National Planning Corporation           Raymond James Financial
JRL Capital Corporation                    National Securities Corp                RBC Dain Rauscher Inc.
KCD Financial                              New Alliance Investments Inc.           Regal Securities Inc.
Kenai Investments Inc.                     New England Securities                  Resource Horizons Group
Key Investments                            Newbridge Securities Corp               River Stone Wealth Management
KMS Financial Services                     Next Financial Group Inc.               RMIN Securities Inc.
Koehler Financial LLC                      NFP Securities Inc.                     RNR Securities LLC
Kovack Securities Inc.                     North Atlantic Securities LLC           Robert W Baird & Co Inc.
Labrunerie Financial Inc.                  Northridge Securities Corp              Royal Alliance Associates Inc.
Lasalle St Securities LLC                  NPB Financial Group                     Ryan Beck & Co
Legacy Financial Services                  NPF Securities                          Rydex Distributors Inc.
Legend Equities                            O.N. Equity Sales Company               Sammons Securities Company Inc.
Leonard & Company                          Ogilvie Securities                      Sanders Morris Harris Inc.
Liberty Partners Financial Services        Oneamerica Securities                   SCF Securities
Lincoln Financial Advisors                 Oppenheimer & Co                        Schlitt Investor Services Inc.
Lincoln Investment Planning                Pacific RP Group                        Scott & Stringfellow Inc.
Linsco/Private Ledger Corporation          Pacific West                            Securian Financial Services
M&T Securities

                                   APPENDIX C

                            GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%. The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus. If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

EXAMPLE 1: AT ELECTION, YOUR GWB IS SET AND YOUR GAWA IS DETERMINED BASED ON THAT VALUE.

     |X|  Example 1a: If the GMWB is elected at issue:

               Your initial GWB is $100,000, which is your initial Premium payment.

               Your  GAWA  is  $5,000,   which  is  5%  of  your   initial   GWB
               ($100,000*0.05 = $5,000).


     |X| Example 1b: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $105,000 at the time the GMWB is elected or converted:

               Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

               Your  GAWA  is  $5,250,   which  is  5%  of  your   initial   GWB
               ($105,000*0.05 = $5,250).

     |X|  Notes:

               If your endorsement contains a varying benefit percentage:

                    - Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

                    - If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline
                         (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract.

               If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.

               If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your initial GWB adjustment is set equal to 200% times your initial GWB.

               If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.

EXAMPLE 2: IF YOUR ENDORSEMENT CONTAINS A VARYING BENEFIT PERCENTAGE, YOUR GAWA% IS DETERMINED ON THE EARLIER OF THE TIME OF YOUR FIRST WITHDRAWAL, THE DATE THAT YOUR CONTRACT VALUE REDUCES TO ZERO, THE DATE THAT THE GMWB IS CONTINUED BY A SPOUSAL BENEFICIARY WHO IS NOT A COVERED LIFE, OR UPON ELECTION OF THE LIFE INCOME OF A GMWB INCOME OPTION. YOUR GAWA% IS SET BASED UPON YOUR ATTAINED AGE AT THAT TIME. YOUR INITIAL GAWA IS DETERMINED BASED ON THIS GAWA% AND THE GWB AT THAT TIME.

     |X| If at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 *
          0.05 = $5,000).

     |X| If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.


EXAMPLE 3: UPON PAYMENT OF A SUBSEQUENT PREMIUM, YOUR GWB AND GAWA ARE RE-DETERMINED. YOUR GWB IS SUBJECT TO A MAXIMUM OF $5,000,000.

     |X| Example 3a: If you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment:

               Your  new  GWB is  $150,000,  which  is  your  GWB  prior  to the
               additional   Premium  payment  ($100,000)  plus  your  additional
               Premium payment ($50,000).

               Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).

|X| Example 3b: If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

               Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

               Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

     |X|  Notes:

               If your endorsement contains a varying benefit percentage:

                    - Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

                    - If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.

               If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.

               If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision:

                    - If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000. For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 200% of the additional premium payment. The resulting GWB adjustment is $200,000 + $100,000 = $300,000.

                    - If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000. For example, if you make an additional Premium payment of $50,000 AFTER your first Contract Anniversary following the effective date of the endorsement, and your GWB adjustment value before the additional Premium payment is $200,000, then the GWB adjustment is increased by 100% of the additional premium payment. The resulting GWB adjustment is $200,000 + $50,000 = $250,000.

               If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.

EXAMPLE 4: UPON WITHDRAWAL OF THE GUARANTEED AMOUNT (WHICH IS THE GREATER OF YOUR GAWA OR YOUR RMD), YOUR GWB AND GAWA ARE RE-DETERMINED.

     |X| Example 4a: If you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:

               Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).

               Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.

               If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.
               However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X| Example 4b: If you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

               Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).

               Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).

               If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.
               However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X|  Notes:

               If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

               If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

               If your  endorsement  includes a  Guaranteed  Withdrawal  Balance
               Adjustment   provision,   your  Guaranteed   Withdrawal   Balance
               Adjustment provision is terminated since a withdrawal is taken.

               If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit may be reduced. In the case where your GMWB death benefit is reduced for all withdrawals, it will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

               If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your new GWB.

               Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 5: UPON WITHDRAWAL OF AN AMOUNT THAT EXCEEDS YOUR GUARANTEED AMOUNT (AS DEFINED IN EXAMPLE 4), YOUR GWB AND GAWA ARE RE-DETERMINED.

     |X| Example 5a: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:

               Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

                    - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) /
                         ($130,000 - $5,000)) = $91,200].

                    - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2)
                         your Contract Value prior to the withdrawal less the amount of the withdrawal ($120,000 - $10,000 = $110,000).

               Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                    - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If
                         you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

                    - Otherwise, if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                    - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X| Example 5b: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:

               Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

                    - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) /
                         ($105,000 - $5,000)) = $90,250].

                    - Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2)
                         your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

               Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                    - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750]. If
                         you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

                    - Otherwise, if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB). In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

                    - Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X| Example 5c: If you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:

               Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.

                    - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) /
                         ($55,000 - $5,000)) = $85,500].

                    - Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2)
                         your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).

               Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement. In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

                    - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the
                         withdrawal    that   is   in   excess   of   the   GAWA
                         [$5,000*(1-($10,000-$5,000)/($55,000                  -
                         $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

                    - Otherwise, if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

                    - Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X|  Notes:

               If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.

               If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal. In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

               If your  endorsement  includes a  Guaranteed  Withdrawal  Balance
               Adjustment   provision,   your  Guaranteed   Withdrawal   Balance
               Adjustment provision is terminated since a withdrawal is taken.

               If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit will be reduced. In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA. Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

               If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

               Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 6: UPON STEP-UP, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)

     |X| Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

               Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

               If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

                    - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

               However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

                    - If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

                    o Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).


                    o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).


                    o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up
                         ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

               If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

                    - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

     |X| Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

               Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

               Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

                    - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

               If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or
               2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

               If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

                    - Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

     |X|  Notes:

               Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

               If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

               If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

               If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

               If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

               If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.

               If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

EXAMPLE 7: IMPACT OF THE ORDER OF TRANSACTIONS. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A STEP-UP PROVISION.)

     |X| Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

          If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of
          1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

               - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

          - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

          If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or
          2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

               - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

          - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).


     |X|  Notes:

          As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

          - If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

          - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

          - Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

          This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

          Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

          If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

          If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

          If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined).

          - If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

          If  your  endorsement   contains  a  Guaranteed   Withdrawal   Balance
          Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

          If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

          If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

          If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

EXAMPLE 8: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES DURING THE BONUS PERIOD IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

     |X| Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:

          Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).

          Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).

          After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X| Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus is 6%, your bonus base is $100,000, and your GAWA is $5,000:

          Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).

          Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).

          After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     |X|  Notes:

          Your bonus base is not recalculated upon the application of the bonus to your GWB.

          If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

          If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

          If  your  endorsement   includes  a  Guaranteed   Withdrawal   Balance
          Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.

          If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.

          If the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

EXAMPLE 9: FOR LIFE GUARANTEE BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT. AT THE TIME THE FOR LIFE GUARANTEE BECOMES EFFECTIVE, YOUR GAWA IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB THAT CONTAINS A FOR LIFE GUARANTEE THAT BECOMES EFFECTIVE AFTER THE EFFECTIVE DATE OF THE ENDORSEMENT.)

     |X| Example 9a: If on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:

          Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

          The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

     |X| Example 9b: If your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:

          You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted. However, your GAWA would not be permitted to exceed your remaining GWB. Your GAWA is not recalculated since the Contract Value is $0.

          The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

     |X| Example 9c: If on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:

          Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).

          The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date. Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

          Although your GAWA is $0, upon step-up or subsequent premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

     |X|  Notes:

          If your endorsement is effective on or after 03/31/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option). If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life's 65th birthday if your endorsement is a For Life GMWB with Joint Option). Otherwise, your reset date is the Contract Anniversary on or immediately following your 60th birthday.

EXAMPLE 10: FOR LIFE GUARANTEE ON A FOR LIFE GMWB WITH JOINT OPTION. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT IS A FOR LIFE GMWB WITH JOINT OPTION.)

     |X| If at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:

          If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date. Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

          If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained). The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

          The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

          Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

     |X|  Notes:

          If your endorsement is effective on or after 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2. If your endorsement is effective prior to 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your rest date is the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.

          If your  endorsement  contains a Guaranteed  Withdrawal  Balance Bonus
          provision,   your  bonus  base  remains   unchanged  at  the  time  of
          continuation.

          If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.

EXAMPLE 11: UPON APPLICATION OF THE GUARANTEED  WITHDRAWAL  BALANCE  ADJUSTMENT,
YOUR GWB IS RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE ADJUSTMENT PROVISION.)

     |X| Example 11a: If on the GWB Adjustment Date, your GWB is $160,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

          Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($160,000) or 2) the GWB adjustment ($200,000).

     |X| Example 11b: If on the GWB Adjustment Date, your GWB is $210,000, your GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

          Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB adjustment ($210,000) or 2) the GWB adjustment ($200,000).

     |X|  Notes:

          The GWB adjustment provision is terminated on the GWB Adjustment Date after the GWB adjustment is applied (if any).

          Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.

          No adjustment is made to your bonus base since the bonus base is not impacted by the GWB adjustment.

          If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

          If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the GWB adjustment.


EXAMPLE 12: ON EACH CONTRACT MONTHLY ANNIVERSARY, FUNDS ARE TRANSFERRED TO OR FROM THE GMWB FIXED ACCOUNT VIA THE FORMULAS DEFINED IN THE TRANSFER OF ASSETS METHODOLOGY IN APPENDIX D. THE ANNUITY FACTORS REFERENCED IN THIS EXAMPLE ARE ALSO FOUND IN APPENDIX D. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A TRANSFER OF ASSETS PROVISION.)

     |X| Example 12a: If on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

          Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).

          The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560
          - $0) / ($95,000 + $5,000) = 91.56%].

          Since the ratio (91.56%) is greater than the upper breakpoint (83%), funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account. The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 -
          0.80) = $57,800].

          Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).

          Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 +
          $5,000)) = $40,090]. Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 +
          $5,000)) = $2,110].

     |X| Example 12b: If on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

          Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).

          The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980
          - $15,000) / ($90,000 + $10,000) = 73.98%].

          Since the ratio (73.98%) is less than the lower breakpoint (77%), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 +
          $10,000)) / (1 - 0.80) = $30,100].

          Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).

          Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

          Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

     |X| Example 12c: If on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

          Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).

          The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.

          Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options. The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

          Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).

          Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

          Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

     |X|  Notes:

          If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

          The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value. The amount transferred to each Investment Division and Fixed Account Option will be based on your most current premium allocation instructions.

          Funds transferred out of the Fixed Account Option(s) will be subject to an excess interest adjustment (if applicable).

          No adjustments are made to the GWB, the GAWA, the bonus base, the GWB adjustment, or the GMWB death benefit as a result of the transfer.

                                   APPENDIX D

                              LIFEGUARD SELECT GMWB
                   AND LIFEGUARD SELECT WITH JOINT OPTION GMWB
                         TRANSFER OF ASSETS METHODOLOGY



     On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

LIABILITY = GAWA X ANNUITY FACTOR

     The Liability calculated in the above formula is designed to represent the projected value of this GMWB's benefits. If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner's (or oldest Joint Owner's) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

     The tables of annuity factors (as shown below) are set at election of the LifeGuard Select GMWB or the LifeGuard Select with Joint Option GMWB, as applicable and do not change.

     RATIO = (LIABILITY - GMWB FIXED ACCOUNT CONTRACT VALUE) / (SEPARATE ACCOUNT CONTRACT VALUE + FIXED ACCOUNT CONTRACT VALUE)

     If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.

THE TRANSFER AMOUNT IS DETERMINED AS FOLLOWS:

     If the Ratio is less than the lower breakpoint of 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

     1.   The GMWB Fixed Account Contract Value; or

     2. (GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) - Liability) / (1-80%).

     If the Ratio is greater than the upper breakpoint of 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

     1.   Separate Account Contract Value + Fixed Account Contract Value; or

     2. (Liability - GMWB Fixed Account Contract Value - 80% x (Separate Account Contract Value + Fixed Account Contract Value)) / (1-80%).

     Otherwise, no funds are transferred.


                                LIFEGUARD SELECT
                          Transfer of Assets Provision
                                Annuity Factors*

Age**                                                     Contract Monthly Anniversary
                    1         2         3         4         5         6         7         8         9        10        11       12
             --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
             --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
    65          15.26     15.22     15.19     15.15     15.12     15.08     15.05     15.01     14.97     14.94     14.90    14.87
    66          14.83     14.79     14.76     14.72     14.68     14.65     14.61     14.57     14.54     14.50     14.46    14.43
    67          14.39     14.35     14.32     14.28     14.25     14.21     14.18     14.14     14.10     14.07     14.03    14.00
    68          13.96     13.92     13.89     13.85     13.81     13.77     13.74     13.70     13.66     13.62     13.59    13.55
    69          13.51     13.47     13.44     13.40     13.37     13.33     13.30     13.26     13.22     13.19     13.15    13.12
    70          13.08     13.04     13.01     12.97     12.93     12.89     12.86     12.82     12.78     12.74     12.71    12.67
    71          12.63     12.59     12.56     12.52     12.48     12.44     12.41     12.37     12.33     12.29     12.26    12.22
    72          12.18     12.14     12.11     12.07     12.03     12.00     11.96     11.92     11.89     11.85     11.81    11.78
    73          11.74     11.70     11.67     11.63     11.60     11.56     11.53     11.49     11.45     11.42     11.38    11.35
    74          11.31     11.27     11.24     11.20     11.16     11.12     11.09     11.05     11.01     10.97     10.94    10.90
    75          10.86     10.82     10.79     10.75     10.72     10.68     10.65     10.61     10.57     10.54     10.50    10.47
    76          10.43     10.39     10.36     10.32     10.28     10.25     10.21     10.17     10.14     10.10     10.06    10.03
    77           9.99      9.96      9.92      9.89      9.85      9.82      9.78      9.75      9.71      9.68      9.64     9.61
    78           9.57      9.54      9.50      9.47      9.43      9.40      9.36      9.33      9.29      9.26      9.22     9.19
    79           9.15      9.12      9.08      9.05      9.01      8.98      8.94      8.91      8.87      8.84      8.80     8.77
    80           8.73      8.70      8.66      8.63      8.60      8.56      8.53      8.50      8.46      8.43      8.40     8.36
    81           8.33      8.30      8.26      8.23      8.20      8.16      8.13      8.10      8.06      8.03      8.00     7.96
    82           7.93      7.90      7.86      7.83      7.80      7.76      7.73      7.70      7.66      7.63      7.60     7.56
    83           7.53      7.50      7.47      7.44      7.41      7.38      7.35      7.31      7.28      7.25      7.22     7.19
    84           7.16      7.13      7.10      7.07      7.04      7.01      6.98      6.95      6.92      6.89      6.86     6.83
    85           6.80      6.77      6.74      6.71      6.68      6.65      6.62      6.59      6.56      6.53      6.50     6.47
    86           6.44      6.41      6.39      6.36      6.33      6.30      6.28      6.25      6.22      6.19      6.17     6.14
    87           6.11      6.08      6.06      6.03      6.00      5.98      5.95      5.92      5.90      5.87      5.84     5.82
    88           5.79      5.76      5.74      5.71      5.69      5.66      5.64      5.61      5.58      5.56      5.53     5.51
    89           5.48      5.46      5.43      5.41      5.38      5.36      5.34      5.31      5.29      5.26      5.24     5.21
    90           5.19      5.17      5.14      5.12      5.10      5.07      5.05      5.03      5.00      4.98      4.96     4.93
    91           4.91      4.89      4.87      4.85      4.83      4.81      4.79      4.76      4.74      4.72      4.70     4.68
    92           4.66      4.64      4.62      4.60      4.58      4.56      4.54      4.51      4.49      4.47      4.45     4.43
    93           4.41      4.39      4.37      4.35      4.33      4.31      4.30      4.28      4.26      4.24      4.22     4.20
    94           4.18      4.16      4.14      4.13      4.11      4.09      4.07      4.05      4.03      4.02      4.00     3.98
    95           3.96      3.94      3.93      3.91      3.89      3.87      3.86      3.84      3.82      3.80      3.79     3.77
    96           3.75      3.73      3.72      3.70      3.68      3.66      3.65      3.63      3.61      3.59      3.58     3.56
    97           3.54      3.52      3.51      3.49      3.47      3.46      3.44      3.42      3.41      3.39      3.37     3.36
    98           3.34      3.32      3.31      3.29      3.27      3.26      3.24      3.22      3.21      3.19      3.17     3.16
    99           3.14      3.12      3.11      3.09      3.07      3.06      3.04      3.02      3.01      2.99      2.97     2.96
    100          2.94      2.92      2.91      2.89      2.87      2.85      2.84      2.82      2.80      2.78      2.77     2.75
    101          2.73      2.71      2.70      2.68      2.66      2.65      2.63      2.61      2.60      2.58      2.56     2.55
    102          2.53      2.51      2.50      2.48      2.46      2.45      2.43      2.41      2.40      2.38      2.36      2.35
    103          2.33      2.31      2.30      2.28      2.26      2.24      2.23      2.21      2.19      2.17      2.16      2.14
    104          2.12      2.10      2.09      2.07      2.06      2.04      2.03      2.01      1.99      1.98      1.96      1.95
    105          1.93      1.91      1.90      1.88      1.87      1.85      1.84      1.82      1.80      1.79      1.77      1.76
    106          1.74      1.73      1.71      1.70      1.68      1.67      1.65      1.64      1.62      1.61      1.59      1.58
    107          1.56      1.55      1.53      1.52      1.50      1.49      1.47      1.46      1.44      1.43      1.41      1.40
    108          1.38      1.37      1.35      1.34      1.33      1.31      1.30      1.29      1.27      1.26      1.25      1.23
    109          1.22      1.21      1.19      1.18      1.17      1.15      1.14      1.13      1.11      1.10      1.09      1.07
    110          1.06      1.05      1.04      1.03      1.01      1.00      0.99      0.98      0.97      0.96      0.94      0.93
    111          0.92      0.91      0.90      0.89      0.88      0.87      0.86      0.84      0.83      0.82      0.81      0.80
    112          0.79      0.78      0.77      0.76      0.75      0.74      0.73      0.72      0.71      0.70      0.69      0.68
    113          0.67      0.66      0.65      0.64      0.63      0.62      0.62      0.61      0.60      0.59      0.58      0.57
    114          0.56      0.55      0.54      0.54      0.53      0.52      0.51      0.50      0.49      0.49      0.48      0.47
    115          0.46      0.42      0.38      0.35      0.31      0.27      0.23      0.19      0.15      0.12      0.08      0.04
             --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------

* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

**The age of the Owner as of the effective date or the most recent Contract Anniversary. All Owners aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.

                       LIFEGUARD SELECT WITH JOINT OPTION
                          Transfer of Assets Provision
                                 Annuity Factors


     Age*                                                  Contract Monthly Anniversary
                  1         2         3         4         5         6         7         8         9        10        11       12
          -----------------------------------------------------------------------------------------------------------------------
      65      15.26     15.24     15.23     15.21     15.19     15.17     15.16     15.14     15.12     15.10     15.09    15.07
      66      15.05     15.03     15.01     14.99     14.97     14.95     14.94     14.92     14.90     14.88     14.86    14.84
      67      14.82     14.81     14.79     14.78     14.77     14.75     14.74     14.73     14.71     14.70     14.69    14.67
      68      14.66     14.64     14.63     14.61     14.59     14.58     14.56     14.54     14.53     14.51     14.49    14.48
      69      14.46     14.44     14.43     14.41     14.39     14.38     14.36     14.34     14.33     14.31     14.29    14.28
      70      14.26     14.24     14.22     14.20     14.18     14.16     14.14     14.12     14.10     14.08     14.06    14.04
      71      14.02     14.00     13.98     13.96     13.93     13.91     13.89     13.87     13.85     13.83     13.80    13.78
      72      13.76     13.74     13.72     13.70     13.67     13.65     13.63     13.61     13.59     13.57     13.54    13.52
      73      13.50     13.48     13.46     13.43     13.41     13.39     13.37     13.34     13.32     13.30     13.28    13.25
      74      13.23     13.20     13.18     13.15     13.13     13.10     13.08     13.05     13.02     13.00     12.97    12.95
      75      12.92     12.88     12.84     12.81     12.77     12.73     12.69     12.65     12.61     12.58     12.54    12.50
      76      12.46     12.42     12.38     12.34     12.30     12.26     12.22     12.17     12.13     12.09     12.05    12.01
      77      11.97     11.93     11.89     11.86     11.82     11.78     11.74     11.70     11.66     11.63     11.59    11.55
      78      11.51     11.47     11.43     11.39     11.35     11.31     11.28     11.24     11.20     11.16     11.12    11.08
      79      11.04     11.00     10.96     10.93     10.89     10.85     10.81     10.77     10.73     10.70     10.66    10.62
      80      10.58     10.54     10.50     10.46     10.42     10.38     10.35     10.31     10.27     10.23     10.19    10.15
      81      10.11     10.07     10.04     10.00      9.96      9.93      9.89      9.85      9.82      9.78      9.74     9.71
      82       9.67      9.63      9.60      9.56      9.52      9.49      9.45      9.41      9.38      9.34      9.30     9.27
      83       9.23      9.19      9.16      9.12      9.08      9.05      9.01      8.97      8.94      8.90      8.86     8.83
      84       8.79      8.76      8.72      8.69      8.65      8.62      8.59      8.55      8.52      8.48      8.45     8.41
      85       8.38      8.35      8.31      8.28      8.24      8.21      8.18      8.14      8.11      8.07      8.04     8.00
      86       7.97      7.94      7.90      7.87      7.84      7.80      7.77      7.74      7.70      7.67      7.64     7.60
      87       7.57      7.54      7.51      7.48      7.44      7.41      7.38      7.35      7.32      7.29      7.25     7.22
      88       7.19      7.16      7.13      7.10      7.07      7.04      7.01      6.98      6.95      6.92      6.89     6.86
      89       6.83      6.80      6.77      6.74      6.71      6.68      6.66      6.63      6.60      6.57      6.54     6.51
      90       6.48      6.45      6.43      6.40      6.37      6.34      6.32      6.29      6.26      6.23      6.21     6.18
      91       6.15      6.12      6.10      6.07      6.04      6.01      5.99      5.96      5.93      5.90      5.88     5.85
      92       5.82      5.80      5.77      5.75      5.72      5.70      5.67      5.65      5.62      5.60      5.57     5.55
      93       5.52      5.50      5.47      5.45      5.42      5.40      5.37      5.35      5.32      5.30      5.27     5.25
      94       5.22      5.20      5.17      5.15      5.12      5.10      5.08      5.05      5.03      5.00      4.98     4.95
      95       4.93      4.91      4.88      4.86      4.84      4.81      4.79      4.77      4.74      4.72      4.70     4.67
      96       4.65      4.63      4.60      4.58      4.56      4.53      4.51      4.49      4.46      4.44      4.42     4.39
      97       4.37      4.35      4.33      4.30      4.28      4.26      4.24      4.21      4.19      4.17      4.15     4.12
      98       4.10      4.08      4.05      4.03      4.01      3.98      3.96      3.94      3.91      3.89      3.87     3.84
      99       3.82      3.80      3.78      3.75      3.73      3.71      3.69      3.66      3.64      3.62      3.60     3.57
     100       3.55      3.53      3.51      3.48      3.46      3.44      3.42      3.39      3.37      3.35      3.33     3.30
     101       3.28      3.26      3.24      3.21      3.19      3.17      3.15      3.12      3.10      3.08      3.06     3.03
     102       3.01      2.99      2.97      2.94      2.92      2.90      2.88      2.85      2.83      2.81      2.79     2.76
     103       2.74      2.72      2.70      2.68      2.65      2.63      2.61      2.59      2.57      2.55      2.52     2.50
     104       2.48      2.46      2.44      2.42      2.40      2.38      2.36      2.33      2.31      2.29      2.27     2.25
     105       2.23      2.21      2.19      2.17      2.15      2.13      2.11      2.08      2.06      2.04      2.02     2.00
     106       1.98      1.96      1.94      1.92      1.90      1.88      1.86      1.84      1.82      1.80      1.78     1.76
     107       1.74      1.72      1.70      1.68      1.66      1.64      1.63      1.61      1.59      1.57      1.55     1.53
     108       1.51      1.49      1.48      1.46      1.44      1.42      1.41      1.39      1.37      1.35      1.34     1.32
     109       1.30      1.28      1.27      1.25      1.23      1.21      1.20      1.18      1.16      1.14      1.13     1.11
     110       1.09      1.08      1.07      1.06      1.04      1.03      1.02      1.01      1.00      0.99      0.97     0.96
     111       0.95      0.94      0.93      0.92      0.90      0.89      0.88      0.87      0.86      0.85      0.83     0.82
     112       0.81      0.80      0.79      0.78      0.77      0.76      0.75      0.74      0.73      0.72      0.71     0.70
     113       0.69      0.68      0.67      0.66      0.65      0.64      0.64      0.63      0.62      0.61      0.60     0.59
     114       0.58      0.57      0.56      0.55      0.54      0.53      0.53      0.52      0.51      0.50      0.49     0.48
     115       0.47      0.43      0.39      0.35      0.31      0.27      0.24      0.20      0.16      0.12      0.08     0.04

* The age of the youngest Covered Life as of the effective date of the endorsement or the most recent Contract Anniversary. A Covered Life aged 55-65 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.

                                       E-1
                                   APPENDIX E

                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a base Contract (with no optional endorsements) and for each Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective March 31, 2008, the names of the following Investment Divisions changed (whether or not in connection with a sub-adviser change):

JNL/Lazard Mid Cap Value Fund to JNL/Lazard Mid Cap Equity Fund; and JNL/Lazard Small Cap Value Fund to JNL/Lazard Small Cap Equity Fund.


Also effective March 31, 2008, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is available yet:


JNL/PAM Asia ex-Japan Fund;
JNL/PAM China-India Fund;
JNL/PPM America Mid Cap Value Fund; and
JNL/PPM America Small Cap Value Fund.


Effective October 6, 2008, the name of the following Investment Division changed (whether or not in connection with a sub-adviser change):

JNL/AIM Real Estate Fund to JNL/AIM Global Real Estate Fund.

Also effective October 6, 2008, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is available yet:

JNL/Goldman Sachs Emerging Markets Debt Fund;
JNL/M&G Global Basics Fund;
JNL/M&G Global Leaders Fund;
JNL/Mellon Capital Management Pacific Rim 30 Fund;
JNL/Mellon Capital Management European 30 Fund; and
JNL/Red Rocks Listed Private Equity Fund.


At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Base Contract - 1.50%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International Growth
Division

  Accumulation unit value:
    Beginning of period                    $10.61          $8.78           $8.05           $7.03          $5.55
    End of period                          $11.47          $10.61          $8.78           $8.05          $7.03
  Accumulation units outstanding
  at the end of period                    189,980         196,823         223,387         263,692        373,850

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM International Growth
Division

  Accumulation unit value:
    Beginning of period                    $7.09           $9.04           $10.00
    End of period                          $5.55           $7.09           $9.04
  Accumulation units outstanding
  at the end of period                    424,313         454,023         435,172

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $12.13          $11.42          $10.81         $10.00           N/A
    End of period                          $13.83          $12.13          $11.42         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     59,979          18,432          16,198         11,828           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                    $15.46          $11.51          $10.00           N/A            N/A
    End of period                          $12.94          $15.46          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,464          28,005          14,019           N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.01          $11.54          $10.80         $10.00           N/A
    End of period                          $14.27          $13.01          $11.54         $10.80           N/A
  Accumulation units outstanding
  at the end of period                     5,333           8,477           7,976           5,260           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Small Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $12.23          $11.82          $10.69         $10.00           N/A
    End of period                          $13.28          $12.23          $11.82         $10.69           N/A
  Accumulation units outstanding
  at the end of period                       -             12,356          19,503          1,565           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital Growth
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $6.07          $4.96
    End of period                           N/A             N/A             N/A            $6.36          $6.07
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A           906,016       1,114,975

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Alliance Capital Growth
Division

  Accumulation unit value:
    Beginning of period                    $7.30           $8.67           $10.00
    End of period                          $4.96           $7.30           $8.67
  Accumulation units outstanding
  at the end of period                   1,121,368       1,406,488       1,310,625

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian Global
Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $12.88          $11.80          $10.88         $10.00           N/A
    End of period                          $13.69          $12.88          $11.80         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     21,049          15,240          12,319          2,011           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian Global
Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian Global
Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $7.02           $6.29           $6.26           $5.71          $4.68
    End of period                          $8.34           $7.02           $6.29           $6.26          $5.71
  Accumulation units outstanding
  at the end of period                    303,170         367,549         441,090         579,943        712,814

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian Global
Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $6.51           $8.64           $10.00
    End of period                          $4.68           $6.51           $8.64
  Accumulation units outstanding
  at the end of period                    940,232        1,341,943       1,611,626

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian U.S.
Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $6.20           $6.02           $5.84           $5.30          $3.98
    End of period                          $6.70           $6.20           $6.02           $5.84          $5.30
  Accumulation units outstanding
  at the end of period                    525,449         661,895         784,923        1,183,939      1,475,042

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian U.S.
Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $5.74           $8.36           $10.00
    End of period                          $3.98           $5.74           $8.36
  Accumulation units outstanding
  at the end of period                   1,674,518       2,272,732       2,228,683

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,374           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                    $12.11          $10.94          $10.75         $10.00           N/A
    End of period                          $12.00          $12.11          $10.94         $10.75           N/A
  Accumulation units outstanding
  at the end of period                    266,570         324,058         367,892         485,581          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.60          $11.50          $11.38         $10.00           N/A
    End of period                          $15.02          $13.60          $11.50         $11.38           N/A
  Accumulation units outstanding
  at the end of period                     23,651          23,217          12,228         10,244           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.95            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     49,735           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,871            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.00           N/A             N/A            N/A
    End of period                          $10.90          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,904          46,160           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,853           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.28          $10.00           N/A            N/A
    End of period                          $11.03          $11.92          $10.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,114          12,775          12,491           N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $14.67          $14.22          $14.07         $13.36          $11.94
    End of period                          $15.46          $14.67          $14.22         $14.07          $13.36
  Accumulation units outstanding
  at the end of period                    137,357         125,117         138,216         136,879        127,780

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $11.18          $10.63          $10.00
    End of period                          $11.94          $11.18          $10.63
  Accumulation units outstanding
  at the end of period                    137,549          95,149         102,962

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid Cap
Value Division(855)

  Accumulation unit value:
    Beginning of period                    $11.96          $10.49          $10.00           N/A            N/A
    End of period                          $12.11          $11.96          $10.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,651          37,670          31,097           N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Goldman Sachs Mid Cap
Value Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.21          $10.00           N/A             N/A            N/A
    End of period                          $10.54          $10.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,770          20,809           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Goldman Sachs Short
Duration Bond Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Janus Growth & Income
Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $7.32          $5.96
    End of period                           N/A             N/A             N/A            $7.19          $7.32
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           859,599

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Janus Growth & Income
Division(938)

  Accumulation unit value:
    Beginning of period                    $7.73           $9.07           $10.00
    End of period                          $5.96           $7.73           $9.07
  Accumulation units outstanding
  at the end of period                    938,838        1,010,392        675,574


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $12.40          $9.53           $8.16           $6.76          $4.92
    End of period                          $13.67          $12.40          $9.53           $8.16          $6.76
  Accumulation units outstanding
  at the end of period                    219,516         264,461         217,842         313,938        292,298

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $6.81           $8.68           $10.00
    End of period                          $4.92           $6.81           $8.68
  Accumulation units outstanding
  at the end of period                    145,184         187,931         159,857

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.38          $12.12          $11.59         $10.00           N/A
    End of period                          $14.23          $13.38          $12.12         $11.59           N/A
  Accumulation units outstanding
  at the end of period                     73,659          4,620           1,834           1,611           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/JPMorgan MidCap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.43          $10.34         $10.00           N/A
    End of period                          $11.12          $10.61          $10.43         $10.34           N/A
  Accumulation units outstanding
  at the end of period                     24,646          16,874          7,326           4,960           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/JPMorgan U.S. Government
& Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging Markets
Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.88          $9.99            N/A             N/A            N/A
    End of period                          $14.13          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,132          3,252            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Lazard Emerging Markets
Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $22.63          $20.06          $18.71         $15.23          $11.99
    End of period                          $21.71          $22.63          $20.06         $18.71          $15.23
  Accumulation units outstanding
  at the end of period                    143,303         194,617         231,028         292,819        282,307

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $14.17          $12.70          $10.00
    End of period                          $11.99          $14.17          $12.70
  Accumulation units outstanding
  at the end of period                    327,448         286,422         169,138

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $19.94          $17.33          $16.81         $14.79          $10.81
    End of period                          $18.30          $19.94          $17.33         $16.81          $14.79
  Accumulation units outstanding
  at the end of period                    166,478         215,876         266,192         350,530        379,075

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $13.26          $11.47          $10.00
    End of period                          $10.81          $13.26          $11.47
  Accumulation units outstanding
  at the end of period                    390,177         367,044         252,078


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1094)

  Accumulation unit value:
    Beginning of period                    $10.48          $11.56           N/A             N/A            N/A
    End of period                          $10.03          $10.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,699           4,566            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM 25 Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                    $10.53          $10.31          $10.28         $10.00           N/A
    End of period                          $11.04          $10.53          $10.31         $10.28           N/A
  Accumulation units outstanding
  at the end of period                     26,126          33,761          27,380         12,898           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $16.51          $12.32          $12.38         $10.68          $10.00
    End of period                          $16.97          $16.51          $12.32         $12.38          $10.68
  Accumulation units outstanding
  at the end of period                     8,621           10,683          4,609          23,301            -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $11.87          $10.62          $11.04         $10.18          $10.00
    End of period                          $10.77          $11.87          $10.62         $11.04          $10.18
  Accumulation units outstanding
  at the end of period                     2,582           3,433           2,840           9,013            -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (V)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $11.15         $11.00          $8.88
    End of period                           N/A             N/A            $10.45         $11.15          $11.00
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            289,071        306,358

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Dow 10 Division (V)

  Accumulation unit value:
    Beginning of period                    $10.02          $10.50          $10.00
    End of period                          $8.88           $10.02          $10.50
  Accumulation units outstanding
  at the end of period                    329,378         301,884         277,464


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P 500
Stock Index Division

  Accumulation unit value:
    Beginning of period                    $9.42           $8.18           $7.97           $7.27          $5.72
    End of period                          $9.63           $9.42           $8.18           $7.97          $7.27
  Accumulation units outstanding
  at the end of period                    382,732         483,711         554,540        1,220,175      1,383,831

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Enhanced S&P 500
Stock Index Division

  Accumulation unit value:
    Beginning of period                    $7.73           $8.89           $10.00
    End of period                          $5.72           $7.73           $8.89
  Accumulation units outstanding
  at the end of period                   1,563,879       1,347,912        797,486


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $13.98          $11.96          $11.44         $10.23          $10.00
    End of period                          $11.38          $13.98          $11.96         $11.44          $10.23
  Accumulation units outstanding
  at the end of period                     7,589           17,935          6,350          21,240            50

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $11.56          $11.04          $10.42         $10.22          $10.00
    End of period                          $12.25          $11.56          $11.04         $10.42          $10.22
  Accumulation units outstanding
  at the end of period                     22,217          28,169          35,487         19,842            -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $16.17          $13.07          $11.71         $10.00           N/A
    End of period                          $17.58          $16.17          $13.07         $11.71           N/A
  Accumulation units outstanding
  at the end of period                     70,621          61,754          39,165         14,923           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM International Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $14.34          $12.25          $11.24         $10.00           N/A
    End of period                          $14.33          $14.34          $12.25         $11.24           N/A
  Accumulation units outstanding
  at the end of period                    687,620         715,760         975,666         27,278           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5
Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.73          $9.42            N/A             N/A            N/A
    End of period                          $12.00          $10.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     48,392          14,626           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM JNL Optimized 5
Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      781             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $22.20          $18.65          $13.84         $10.54          $10.00
    End of period                          $29.58          $22.20          $18.65         $13.84          $10.54
  Accumulation units outstanding
  at the end of period                     48,698          54,023          58,164         19,369            -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                    $13.47          $12.46          $11.30         $10.00           N/A
    End of period                          $14.25          $13.47          $12.46         $11.30           N/A
  Accumulation units outstanding
  at the end of period                     40,435          45,404          38,914         15,844           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                    $12.73          $11.23          $10.92         $10.00           N/A
    End of period                          $13.15          $12.73          $11.23         $10.92           N/A
  Accumulation units outstanding
  at the end of period                     78,000         102,509         100,136         53,636           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1094)

  Accumulation unit value:
    Beginning of period                    $9.88           $18.34           N/A             N/A            N/A
    End of period                          $8.71           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,338           11,031           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Select Small-Cap
Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.72          $11.85          $11.54         $10.00           N/A
    End of period                          $13.23          $13.72          $11.85         $11.54           N/A
  Accumulation units outstanding
  at the end of period                     35,812          38,884          23,172         15,993           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.13          $10.04         $10.08          $10.00
    End of period                          $12.31          $10.91          $10.13         $10.04          $10.08
  Accumulation units outstanding
  at the end of period                     12,589          16,996          23,813          7,844            -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                    $12.77          $11.56          $10.69         $10.00           N/A
    End of period                          $13.93          $12.77          $11.56         $10.69           N/A
  Accumulation units outstanding
  at the end of period                     62,638         117,548         122,256         23,769           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $14.91          $12.94          $11.55          $9.94          $7.18
    End of period                          $15.62          $14.91          $12.94         $11.55          $9.94
  Accumulation units outstanding
  at the end of period                    158,024         182,293         204,823         219,032        183,596

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.39           $10.00           N/A
    End of period                          $7.18           $9.39            N/A
  Accumulation units outstanding
  at the end of period                    126,675          91,236           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.22           $8.92           $8.29           $8.08          $6.96
    End of period                          $9.95           $9.22           $8.92           $8.29          $8.08
  Accumulation units outstanding
  at the end of period                       -             53,599          68,157         87,899          79,808

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.46           $10.00           N/A
    End of period                          $6.96           $9.46            N/A
  Accumulation units outstanding
  at the end of period                     53,242          33,426           N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,867            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $14.01          $13.74          $13.64         $13.25          $12.84
    End of period                          $14.94          $14.01          $13.74         $13.64          $13.25
  Accumulation units outstanding
  at the end of period                    397,146         430,927         493,021         544,769        650,624

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $11.97          $11.09          $10.00
    End of period                          $12.84          $11.97          $11.09
  Accumulation units outstanding
  at the end of period                    848,395         554,833         322,919


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.47          $12.02          $11.22         $10.00           N/A
    End of period                          $12.30          $13.47          $12.02         $11.22           N/A
  Accumulation units outstanding
  at the end of period                     1,285           1,988           6,604            437            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America Core Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High Yield
Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.30           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America High Yield
Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    $14.69          $13.49          $13.47         $12.63          $10.19
    End of period                          $14.31          $14.69          $13.49         $13.47          $12.63
  Accumulation units outstanding
  at the end of period                    122,973         147,402         171,070         222,985        253,045

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    $9.78           $9.43           $10.00
    End of period                          $10.19          $9.78           $9.43
  Accumulation units outstanding
  at the end of period                    235,868         246,060         148,745

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.22          $10.85         $10.00           N/A
    End of period                          $11.61          $12.49          $11.22         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     3,464           8,223           1,953             -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America Value Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                    $8.94           $8.58           $7.77           $6.65          $5.06
    End of period                          $8.73           $8.94           $8.58           $7.77          $6.65
  Accumulation units outstanding
  at the end of period                       -            150,208         179,564         241,754        334,208

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                    $7.26           $10.10          $10.00
    End of period                          $5.06           $7.26           $10.10
  Accumulation units outstanding
  at the end of period                    383,840         427,416         297,828

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Aggressive Growth
Division(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $7.41          $5.83
    End of period                           N/A             N/A             N/A            $7.42          $7.41
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -          1,228,485

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Aggressive Growth
Division(943)

  Accumulation unit value:
    Beginning of period                    $7.73           $9.33           $10.00
    End of period                          $5.83           $7.73           $9.33
  Accumulation units outstanding
  at the end of period                   1,393,373       1,679,538       1,329,475

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive Advantage
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Competitive Advantage
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Conservative Growth
Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $8.81          $7.49
    End of period                           N/A             N/A             N/A            $8.79          $8.81
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -          1,153,004

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Conservative Growth
Division(947)

  Accumulation unit value:
    Beginning of period                    $8.66           $9.41           $10.00
    End of period                          $7.49           $8.66           $9.41
  Accumulation units outstanding
  at the end of period                   1,223,783       1,205,444        626,232

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.21           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.22           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.22           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,086            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Moderate
Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      394             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Disciplined Moderate
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,047            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Disciplined Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.21           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division
I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.19           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Equity Growth Division
I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.86          $11.10         $10.00           N/A
    End of period                          $14.52          $13.50          $11.86         $11.10           N/A
  Accumulation units outstanding
  at the end of period                    482,368         520,647         631,826         818,771          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(824)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.34          $10.00           N/A            N/A
    End of period                          $11.50          $10.99          $10.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                     59,662          4,606           2,434            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Conservative
Division(824)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.09          $11.64          $11.00         $10.00           N/A
    End of period                          $14.02          $13.09          $11.64         $11.00           N/A
  Accumulation units outstanding
  at the end of period                   1,062,901       1,274,520       1,572,146       1,913,247         N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.61          $10.00           N/A            N/A
    End of period                          $12.25          $11.54          $10.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,240          20,878          12,038           N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.39          $10.87         $10.00           N/A
    End of period                          $13.48          $12.59          $11.39         $10.87           N/A
  Accumulation units outstanding
  at the end of period                    658,798         731,021         843,642         889,383          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Moderate Growth
Division(942)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $8.14          $6.59
    End of period                           N/A             N/A             N/A            $8.14          $8.14
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -          2,476,878

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Moderate Growth
Division(942)

  Accumulation unit value:
    Beginning of period                    $8.09           $9.06           $10.00
    End of period                          $6.59           $8.09           $9.06
  Accumulation units outstanding
  at the end of period                   2,645,201       2,867,306       1,767,468

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1046)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.28           N/A             N/A            N/A
    End of period                          $11.67          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement 2015
Division(1046)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.23           N/A             N/A            N/A
    End of period                          $11.83          $10.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             12,150           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement 2020
Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1040)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.34           N/A             N/A            N/A
    End of period                          $11.98          $11.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement 2025
Division(1040)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1029)

  Accumulation unit value:
    Beginning of period                    $10.59          $9.97            N/A             N/A            N/A
    End of period                          $11.15          $10.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,330            475             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement Income
Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.22           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $12.64          $11.29          $10.88         $10.00           N/A
    End of period                          $13.38          $12.64          $11.29         $10.88           N/A
  Accumulation units outstanding
  at the end of period                    285,759         327,037         331,232         361,085          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.83          $10.51          $10.39         $10.47          $10.58
    End of period                          $11.17          $10.83          $10.51         $10.39          $10.47
  Accumulation units outstanding
  at the end of period                    192,789         133,273         149,718         184,531        206,686

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.62          $10.43          $10.00
    End of period                          $10.58          $10.62          $10.43
  Accumulation units outstanding
  at the end of period                    400,786         779,909         429,858

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(583)

  Accumulation unit value:
    Beginning of period                    $14.48          $12.16          $11.41         $10.00           N/A
    End of period                          $15.39          $14.48          $12.16         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     76,613          64,646          28,194          5,768           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Select Value Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $12.81          $11.44          $10.94         $10.00           N/A
    End of period                          $13.90          $12.81          $11.44         $10.94           N/A
  Accumulation units outstanding
  at the end of period                    371,564         385,799         451,875         51,474           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.50          $13.78          $12.26         $10.54          $7.72
    End of period                          $16.74          $14.50          $13.78         $12.26          $10.54
  Accumulation units outstanding
  at the end of period                    379,176         438,522         525,916         650,688        720,439

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $10.04          $10.35          $10.00
    End of period                          $7.72           $10.04          $10.35
  Accumulation units outstanding
  at the end of period                    759,504         833,019         805,666


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.96          $11.81          $11.29         $10.00           N/A
    End of period                          $13.87          $13.96          $11.81         $11.29           N/A
  Accumulation units outstanding
  at the end of period                    114,542          94,468          81,351         110,960          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Western Balanced Division(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.96          $9.50
    End of period                           N/A             N/A             N/A           $11.20          $10.96
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           344,756

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Western Balanced Division(943)

  Accumulation unit value:
    Beginning of period                    $10.40          $10.62          $10.00
    End of period                          $9.50           $10.40          $10.62
  Accumulation units outstanding
  at the end of period                    319,505         356,406         197,973


Accumulation Unit Values
Contract with Endorsements - 1.65%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International Growth
Division

  Accumulation unit value:
    Beginning of period                    $10.01          $8.30           $7.62           $6.66          $5.27
    End of period                          $10.81          $10.01          $8.30           $7.62          $6.66
  Accumulation units outstanding
  at the end of period                    102,287         106,096         122,113         155,297        202,147

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM International Growth
Division

  Accumulation unit value:
    Beginning of period                    $6.75           $8.60           $10.00
    End of period                          $5.27           $6.75           $8.60
  Accumulation units outstanding
  at the end of period                    196,610         236,489         207,683

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $12.08          $11.39          $10.80         $10.00           N/A
    End of period                          $13.76          $12.08          $11.39         $10.80           N/A
  Accumulation units outstanding
  at the end of period                     26,296           461             456              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Premier Equity
II Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                    $15.26          $11.38          $10.00           N/A            N/A
    End of period                          $12.76          $15.26          $11.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,163          7,686           4,698            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $12.96          $11.51          $10.79         $10.00           N/A
    End of period                          $14.20          $12.96          $11.51         $10.79           N/A
  Accumulation units outstanding
  at the end of period                     2,499           2,350           3,295            598            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Small Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $12.18          $11.79          $10.68         $10.00           N/A
    End of period                          $13.22          $12.18          $11.79         $10.68           N/A
  Accumulation units outstanding
  at the end of period                       -             2,010           3,141           1,251           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital Growth
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $5.73          $4.68
    End of period                           N/A             N/A             N/A            $5.99          $5.73
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A           436,672        550,617

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Alliance Capital Growth
Division

  Accumulation unit value:
    Beginning of period                    $6.90           $8.22           $10.00
    End of period                          $4.68           $6.90           $8.22
  Accumulation units outstanding
  at the end of period                    568,335         656,826         588,862

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian Global
Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $12.83          $11.77          $10.87         $10.00           N/A
    End of period                          $13.62          $12.83          $11.77         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     22,464          17,892          8,040           1,369           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian Global
Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian Global
Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $6.49           $5.82           $5.81           $5.30          $4.35
    End of period                          $7.70           $6.49           $5.82           $5.81          $5.30
  Accumulation units outstanding
  at the end of period                    128,682         138,985         158,865         193,935        229,753

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian Global
Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $6.06           $8.06           $10.00
    End of period                          $4.35           $6.06           $8.06
  Accumulation units outstanding
  at the end of period                    270,495         364,531         442,159

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian U.S.
Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $5.64           $5.48           $5.33           $4.85          $3.64
    End of period                          $6.09           $5.64           $5.48           $5.33          $4.85
  Accumulation units outstanding
  at the end of period                    318,013         371,355         406,879         590,955        561,384

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian U.S.
Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $5.27           $7.67           $10.00
    End of period                          $3.64           $5.27           $7.67
  Accumulation units outstanding
  at the end of period                    691,527         792,785         771,494

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,180           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,303            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                    $12.06          $10.92          $10.74         $10.00           N/A
    End of period                          $11.94          $12.06          $10.92         $10.74           N/A
  Accumulation units outstanding
  at the end of period                    123,314         144,415         161,194         189,542          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.55          $11.47          $11.37         $10.00           N/A
    End of period                          $14.93          $13.55          $11.47         $11.37           N/A
  Accumulation units outstanding
  at the end of period                     7,256           2,364            745             724            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,610            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,271           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.03           N/A             N/A            N/A
    End of period                          $10.88          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,617          17,800           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,881           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.11          $10.46          $10.00           N/A            N/A
    End of period                          $11.18          $12.11          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,965           4,901           1,812            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $14.36          $13.95          $13.82         $13.14          $11.76
    End of period                          $15.11          $14.36          $13.95         $13.82          $13.14
  Accumulation units outstanding
  at the end of period                     54,326          62,082          64,201         63,677          57,879

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $11.03          $10.50          $10.00
    End of period                          $11.76          $11.03          $10.50
  Accumulation units outstanding
  at the end of period                     68,489          30,020          44,760

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid Cap
Value Division(872)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.26          $10.00           N/A            N/A
    End of period                          $11.81          $11.68          $10.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,675          7,086           2,691            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Goldman Sachs Mid Cap
Value Division(872)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.00           N/A             N/A            N/A
    End of period                          $10.51          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,288          32,503           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Janus Growth & Income
Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $7.27          $5.93
    End of period                           N/A             N/A             N/A            $7.13          $7.27
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           347,225

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Janus Growth & Income
Division(947)

  Accumulation unit value:
    Beginning of period                    $7.70           $9.05           $10.00
    End of period                          $5.93           $7.70           $9.05
  Accumulation units outstanding
  at the end of period                    394,587         393,385         256,119


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $12.06          $9.29           $7.97           $6.61          $4.82
    End of period                          $13.29          $12.06          $9.29           $7.97          $6.61
  Accumulation units outstanding
  at the end of period                    104,723         106,613         101,665         144,380         92,203

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $6.68           $8.53           $10.00
    End of period                          $4.82           $6.68           $8.53
  Accumulation units outstanding
  at the end of period                     57,598          60,131          70,004

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.32          $12.09          $11.57         $10.00           N/A
    End of period                          $14.15          $13.32          $12.09         $11.57           N/A
  Accumulation units outstanding
  at the end of period                     22,685          1,147           1,172            232            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/JPMorgan MidCap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $10.57          $10.40          $10.33         $10.00           N/A
    End of period                          $11.06          $10.57          $10.40         $10.33           N/A
  Accumulation units outstanding
  at the end of period                      639             435             435              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/JPMorgan U.S. Government
& Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging Markets
Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.87          $9.99            N/A             N/A            N/A
    End of period                          $14.09          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,343            -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Lazard Emerging Markets
Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $22.40          $19.88          $18.57         $15.14          $11.94
    End of period                          $21.46          $22.40          $19.88         $18.57          $15.14
  Accumulation units outstanding
  at the end of period                     80,380          95,509         109,839         121,156        144,409

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $14.13          $12.69          $10.00
    End of period                          $11.94          $14.13          $12.69
  Accumulation units outstanding
  at the end of period                    182,135         151,767          70,468

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $19.73          $17.17          $16.68         $14.70          $10.76
    End of period                          $18.08          $19.73          $17.17         $16.68          $14.70
  Accumulation units outstanding
  at the end of period                     81,323         109,855         124,216         147,487        190,782

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $13.22          $11.45          $10.00
    End of period                          $10.76          $13.22          $11.45
  Accumulation units outstanding
  at the end of period                    192,587         177,351         139,863


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1304)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,581            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                    $10.52           N/A             N/A             N/A            N/A
    End of period                          $10.01           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      365             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                    $10.49          $10.29          $10.27         $10.00           N/A
    End of period                          $10.98          $10.49          $10.29         $10.27           N/A
  Accumulation units outstanding
  at the end of period                     32,194          23,639          51,204         40,793           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(626)

  Accumulation unit value:
    Beginning of period                    $15.02          $11.22          $11.28         $10.00           N/A
    End of period                          $15.41          $15.02          $11.22         $11.28           N/A
  Accumulation units outstanding
  at the end of period                     4,248           2,014            454             739            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Communications
Sector Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $12.06          $10.80          $11.25         $10.39          $10.00
    End of period                          $10.94          $12.06          $10.80         $11.25          $10.39
  Accumulation units outstanding
  at the end of period                       15              24             597            3,361           105

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (V)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.73         $10.60          $8.57
    End of period                           N/A             N/A            $10.05         $10.73          $10.60
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            161,903        157,617

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Dow 10 Division (V)

  Accumulation unit value:
    Beginning of period                    $9.68           $10.17          $10.00
    End of period                          $8.57           $9.68           $10.17
  Accumulation units outstanding
  at the end of period                    250,091         166,398         113,635


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P 500
Stock Index Division

  Accumulation unit value:
    Beginning of period                    $9.28           $8.07           $7.87           $7.19          $5.66
    End of period                          $9.47           $9.28           $8.07           $7.87          $7.19
  Accumulation units outstanding
  at the end of period                    202,221         247,921         286,038         318,610        379,524

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Enhanced S&P 500
Stock Index Division

  Accumulation unit value:
    Beginning of period                    $7.67           $8.84           $10.00
    End of period                          $5.66           $7.67           $8.84
  Accumulation units outstanding
  at the end of period                    403,855         430,186         317,190


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(548)

  Accumulation unit value:
    Beginning of period                    $13.00          $11.13          $10.66         $10.00           N/A
    End of period                          $10.56          $13.00          $11.13         $10.66           N/A
  Accumulation units outstanding
  at the end of period                     5,737           3,400           3,269           4,169           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Financial Sector
Division(548)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $11.59          $11.09          $10.48         $10.29          $10.00
    End of period                          $12.26          $11.59          $11.09         $10.48          $10.29
  Accumulation units outstanding
  at the end of period                     9,191           8,333           8,864           2,646            83

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1304)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,102            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Index 5 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $16.10          $13.04          $11.70         $10.00           N/A
    End of period                          $17.48          $16.10          $13.04         $11.70           N/A
  Accumulation units outstanding
  at the end of period                     23,884          13,612          10,429          4,987           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM International Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(773)

  Accumulation unit value:
    Beginning of period                    $12.66          $10.83          $10.00           N/A            N/A
    End of period                          $12.63          $12.66          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                    260,947         338,656         357,401           N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM JNL 5 Division(773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5
Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.00           N/A             N/A            N/A
    End of period                          $11.97          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,932           1,458            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM JNL Optimized 5
Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      632             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $22.06          $18.57          $13.80         $10.52          $10.00
    End of period                          $29.36          $22.06          $18.57         $13.80          $10.52
  Accumulation units outstanding
  at the end of period                     22,539          19,893          13,412          7,423            62

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                    $13.41          $12.43          $11.28         $10.00           N/A
    End of period                          $14.17          $13.41          $12.43         $11.28           N/A
  Accumulation units outstanding
  at the end of period                     17,141          17,192          12,553          4,652           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                    $12.68          $11.20          $10.91         $10.00           N/A
    End of period                          $13.08          $12.68          $11.20         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     30,753          21,965          19,267         17,305           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1304)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $8.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      101             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P SMid 60 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                    $9.71            N/A             N/A             N/A            N/A
    End of period                          $8.69            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,779            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.66          $11.82          $11.53         $10.00           N/A
    End of period                          $13.16          $13.66          $11.82         $11.53           N/A
  Accumulation units outstanding
  at the end of period                     10,744          11,284          8,054           5,112           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(834)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.62          $10.00           N/A            N/A
    End of period                          $12.87          $11.42          $10.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,178          7,569           2,400            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Technology Sector
Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                    $12.10          $10.97          $10.00           N/A            N/A
    End of period                          $13.18          $12.10          $10.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,853          81,778          81,267           N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $14.43          $12.54          $11.21          $9.66          $6.99
    End of period                          $15.09          $14.43          $12.54         $11.21          $9.66
  Accumulation units outstanding
  at the end of period                     57,975          70,084          83,669         79,490          62,279

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.15           $10.00           N/A
    End of period                          $6.99           $9.15            N/A
  Accumulation units outstanding
  at the end of period                     96,900          50,909           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.68           $9.38           $8.73           $8.52          $7.35
    End of period                          $10.45          $9.68           $9.38           $8.73          $8.52
  Accumulation units outstanding
  at the end of period                       -             14,946          16,954         22,441          23,327

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $10.01          $10.00           N/A
    End of period                          $7.35           $10.01           N/A
  Accumulation units outstanding
  at the end of period                     9,818           16,096           N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,679            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $13.77          $13.52          $13.44         $13.08          $12.69
    End of period                          $14.66          $13.77          $13.52         $13.44          $13.08
  Accumulation units outstanding
  at the end of period                    157,121         167,097         191,221         230,163        271,187

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $11.85          $10.99          $10.00
    End of period                          $12.69          $11.85          $10.99
  Accumulation units outstanding
  at the end of period                    334,558         253,893         107,400


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.41          $11.99          $11.21         $10.00           N/A
    End of period                          $12.24          $13.41          $11.99         $11.21           N/A
  Accumulation units outstanding
  at the end of period                     4,279           4,115           2,775             -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America Core Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High Yield
Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.30           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America High Yield
Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    $14.72          $13.54          $13.53         $12.71          $10.27
    End of period                          $14.31          $14.72          $13.54         $13.53          $12.71
  Accumulation units outstanding
  at the end of period                     57,817          76,937         105,109         133,224        161,067

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    $9.87           $9.53           $10.00
    End of period                          $10.27          $9.87           $9.53
  Accumulation units outstanding
  at the end of period                    134,914         151,707         114,466

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $12.44          $11.19          $10.84         $10.00           N/A
    End of period                          $11.55          $12.44          $11.19         $10.84           N/A
  Accumulation units outstanding
  at the end of period                     6,499           2,448           4,611           2,301           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America Value Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                    $8.77           $8.43           $7.64           $6.55          $4.99
    End of period                          $8.55           $8.77           $8.43           $7.64          $6.55
  Accumulation units outstanding
  at the end of period                       -             40,564          48,318         64,331          92,608

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                    $7.18           $9.99           $10.00
    End of period                          $4.99           $7.18           $9.99
  Accumulation units outstanding
  at the end of period                    106,086         141,767          86,905

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Aggressive Growth
Division(948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $6.87          $5.41
    End of period                           N/A             N/A             N/A            $6.87          $6.87
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           486,670

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Aggressive Growth
Division(948)

  Accumulation unit value:
    Beginning of period                    $7.18           $8.68           $10.00
    End of period                          $5.41           $7.18           $8.68
  Accumulation units outstanding
  at the end of period                    666,754         752,890         748,532

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive Advantage
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Competitive Advantage
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Conservative Growth
Division(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $8.67          $7.38
    End of period                           N/A             N/A             N/A            $8.64          $8.67
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           637,208

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Conservative Growth
Division(943)

  Accumulation unit value:
    Beginning of period                    $8.55           $9.30           $10.00
    End of period                          $7.38           $8.55           $9.30
  Accumulation units outstanding
  at the end of period                    676,688         592,539         305,549

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.21           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.21           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.21           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Moderate
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Disciplined Moderate
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,949            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Disciplined Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.21           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division
I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.19           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Equity Growth Division
I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $13.45          $11.83          $11.09         $10.00           N/A
    End of period                          $14.44          $13.45          $11.83         $11.09           N/A
  Accumulation units outstanding
  at the end of period                    139,572         163,500         221,509         311,840          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(826)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.32          $10.00           N/A            N/A
    End of period                          $11.45          $10.95          $10.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,243           3,785           2,541            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Conservative
Division(826)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.04          $11.61          $10.99         $10.00           N/A
    End of period                          $13.94          $13.04          $11.61         $10.99           N/A
  Accumulation units outstanding
  at the end of period                    435,154         564,312         670,711         844,155          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(808)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.61          $10.00           N/A            N/A
    End of period                          $12.21          $11.52          $10.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,873           3,633           7,010            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Moderate
Division(808)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $12.54          $11.36          $10.86         $10.00           N/A
    End of period                          $13.40          $12.54          $11.36         $10.86           N/A
  Accumulation units outstanding
  at the end of period                    273,137         342,319         435,300         531,859          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Moderate Growth
Division(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $7.92          $6.42
    End of period                           N/A             N/A             N/A            $7.92          $7.92
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -          1,089,523

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Moderate Growth
Division(943)

  Accumulation unit value:
    Beginning of period                    $7.90           $8.86           $10.00
    End of period                          $6.42           $7.90           $8.86
  Accumulation units outstanding
  at the end of period                   1,259,602       1,404,797        617,624

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1165)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.28           N/A             N/A            N/A
    End of period                          $11.63          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement 2015
Division(1165)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1078)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.01           N/A             N/A            N/A
    End of period                          $11.80          $10.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,256           1,199            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement 2020
Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.46           N/A             N/A            N/A
    End of period                          $11.94          $11.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                    $10.57          $9.96            N/A             N/A            N/A
    End of period                          $11.12          $10.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,399             -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.21           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.26          $10.87         $10.00           N/A
    End of period                          $13.31          $12.59          $11.26         $10.87           N/A
  Accumulation units outstanding
  at the end of period                    156,425         191,385         201,052         216,768          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.67          $10.38          $10.27         $10.36          $10.49
    End of period                          $10.99          $10.67          $10.38         $10.27          $10.36
  Accumulation units outstanding
  at the end of period                     44,410          44,691          67,273         55,047         941,956

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.55          $10.37          $10.00
    End of period                          $10.49          $10.55          $10.37
  Accumulation units outstanding
  at the end of period                    167,314         386,316         173,097

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(636)

  Accumulation unit value:
    Beginning of period                    $14.46          $12.16          $11.43         $10.00           N/A
    End of period                          $15.34          $14.46          $12.16         $11.43           N/A
  Accumulation units outstanding
  at the end of period                     8,608           8,379           1,885           7,980           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Select Value Division(636)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $12.76          $11.41          $10.93         $10.00           N/A
    End of period                          $13.82          $12.76          $11.41         $10.93           N/A
  Accumulation units outstanding
  at the end of period                    158,509         174,922         183,485           534            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.45          $13.75          $12.25         $10.55          $7.74
    End of period                          $16.66          $14.45          $13.75         $12.25          $10.55
  Accumulation units outstanding
  at the end of period                    159,754         199,057         205,859         255,774        261,758

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $10.08          $10.41          $10.00
    End of period                          $7.74           $10.08          $10.41
  Accumulation units outstanding
  at the end of period                    244,846         253,456         254,797


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.91          $11.78          $11.28         $10.00           N/A
    End of period                          $13.79          $13.91          $11.78         $11.28           N/A
  Accumulation units outstanding
  at the end of period                     39,414          17,909          12,843         54,670           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Western Balanced Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $11.01          $9.56
    End of period                           N/A             N/A             N/A           $11.25          $11.01
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           205,314

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Western Balanced Division(947)

  Accumulation unit value:
    Beginning of period                    $10.48          $10.72          $10.00
    End of period                          $9.56           $10.48          $10.72
  Accumulation units outstanding
  at the end of period                    190,820         160,808          59,919

    1 - September 16, 1996    66 - March 4, 2002      131 - June 7, 2002         196 - September 27, 2002  261 - January 31, 2003
    2 - April 1, 1998         67 - March 5, 2002      132 - June 10, 2002        197 - September 30, 2002  262 - February 3, 2003
    3 - April 8, 1998         68 - March 6, 2002      133 - June 11, 2002        198 - October 1, 2002     263 - February 4, 2003
    4 - April 9, 1998         69 - March 7, 2002      134 - June 12, 2002        199 - October 2, 2002     264 - February 5, 2003
    5 - April 13, 1998        70 - March 8, 2002      135 - June 14, 2002        200 - October 3, 2002     265 - February 6, 2003
    6 - April 15, 1998        71 - March 11, 2002     136 - June 17, 2002        201 - October 4, 2002     266 - February 7, 2003
    7 - January 21, 1999      72 - March 12, 2002     137 - June 20, 2002        202 - October 7, 2002     267 - February 12, 2003
    8 - January 29, 1999      73 - March 13, 2002     138 - June 21, 2002        203 - October 8, 2002     268 - February 13, 2003
    9 - February 9, 1999      74 - March 14, 2002     139 - June 24, 2002        204 - October 9, 2002     269 - February 14, 2003
   10 - March 22, 1999        75 - March 15, 2002     140 - June 25, 2002        205 - October 10, 2002    270 - February 18, 2003
   11 - April 1, 1999         76 - March 18, 2002     141 - June 26, 2002        206 - October 11, 2002    271 - February 19, 2003
   12 - April 8, 1999         77 - March 19, 2002     142 - June 27, 2002        207 - October 14, 2002    272 - February 20, 2003
   13 - April 9, 1999         78 - March 20, 2002     143 - June 28, 2002        208 - October 15, 2002    273 - February 21, 2003
   14 - April 13, 1999        79 - March 21, 2002     144 - July 1, 2002         209 - October 17, 2002    274 - February 24, 2003
   15 - April 15, 1999        80 - March 22, 2002     145 - July 2, 2002         210 - October 18, 2002    275 - February 25, 2003
   16 - April 22, 1999        81 - March 25, 2002     146 - July 3, 2002         211 - October 21, 2002    276 - February 26, 2003
   17 - July 2, 1999          82 - March 26, 2002     147 - July 5, 2002         212 - October 22, 2002    277 - February 27, 2003
   18 - August 16, 1999       83 - March 27, 2002     148 - July 8, 2002         213 - October 24, 2002    278 - February 28, 2003
   19 - May 1, 2000           84 - March 28, 2002     149 - July 9, 2002         214 - October 25, 2002    279 - March 3, 2003
   20 - November 3, 2000      85 - April 1, 2002      150 - July 11, 2002        215 - October 28, 2002    280 - March 4, 2003
   21 - November 17, 2000     86 - April 2, 2002      151 - July 12, 2002        216 - October 29, 2002    281 - March 5, 2003
   22 - November 27, 2000     87 - April 3, 2002      152 - July 15, 2002        217 - October 31, 2002    282 - March 6, 2003
   23 - December 14, 2000     88 - April 4, 2002      153 - July 16, 2002        218 - November 1, 2002    283 - March 7, 2003
   24 - December 19, 2000     89 - April 8, 2002      154 - July 18, 2002        219 - November 4, 2002    284 - March 10, 2003
   25 - February 12, 2001     90 - April 9, 2002      155 - July 22, 2002        220 - November 5, 2002    285 - March 11, 2003
   26 - March 28, 2001        91 - April 10, 2002     156 - July 24, 2002        221 - November 6, 2002    286 - March 12, 2003
   27 - May 1, 2001           92 - April 11, 2002     157 - July 25, 2002        222 - November 7, 2002    287 - March 13, 2003
   28 - June 7, 2001          93 - April 12, 2002     158 - July 26, 2002        223 - November 8, 2002    288 - March 14, 2003
   29 - August 15, 2001       94 - April 15, 2002     159 - July 29, 2002        224 - November 12, 2002   289 - March 17, 2003
   30 - October 29, 2001      95 - April 16, 2002     160 - July 30, 2002        225 - November 13, 2002   290 - March 18, 2003
   31 - December 14, 2001     96 - April 17, 2002     161 - July 31, 2002        226 - November 14, 2002   291 - March 19, 2003
   32 - January 3, 2002       97 - April 18, 2002     162 - August 1, 2002       227 - November 15, 2002   292 - March 20, 2003
   33 - January 7, 2002       98 - April 19, 2002     163 - August 5, 2002       228 - November 18, 2002   293 - March 21, 2003
   34 - January 10, 2002      99 - April 22, 2002     164 - August 6, 2002       229 - November 19, 2002   294 - March 24, 2003
   35 - January 11, 2002     100 - April 23, 2002     165 - August 7, 2002       230 - November 20, 2002   295 - March 26, 2003
   36 - January 14, 2002     101 - April 24, 2002     166 - August 8, 2002       231 - November 22, 2002   296 - March 27, 2003
   37 - January 15, 2002     102 - April 25, 2002     167 - August 12, 2002      232 - November 25, 2002   297 - March 28, 2003
   38 - January 18, 2002     103 - April 26, 2002     168 - August 13, 2002      233 - November 26, 2002   298 - March 31, 2003
   39 - January 22, 2002     104 - April 29, 2002     169 - August 14, 2002      234 - November 27, 2002   299 - April 1, 2003
   40 - January 23, 2002     105 - April 30, 2002     170 - August 15, 2002      235 - November 29, 2002   300 - April 2, 2003
   41 - January 25, 2002     106 - May 1, 2002        171 - August 16, 2002      236 - December 2, 2002    301 - April 3, 2003
   42 - January 28, 2002     107 - May 2, 2002        172 - August 19, 2002      237 - December 3, 2002    302 - April 4, 2003
   43 - January 29, 2002     108 - May 3, 2002        173 - August 20, 2002      238 - December 5, 2002    303 - April 7, 2003
   44 - January 30, 2002     109 - May 6, 2002        174 - August 23, 2002      239 - December 6, 2002    304 - April 8, 2003
   45 - January 31, 2002     110 - May 7, 2002        175 - August 26, 2002      240 - December 9, 2002    305 - April 9, 2003
   46 - February 1, 2002     111 - May 8, 2002        176 - August 28, 2002      241 - December 16, 2002   306 - April 10, 2003
   47 - February 4, 2002     112 - May 9, 2002        177 - August 29, 2002      242 - December 17, 2002   307 - April 11, 2003
   48 - February 5, 2002     113 - May 10, 2002       178 - August 30, 2002      243 - December 18, 2002   308 - April 14, 2003
   49 - February 6, 2002     114 - May 13, 2002       179 - September 3, 2002    244 - December 19, 2002   309 - April 15, 2003
   50 - February 7, 2002     115 - May 14, 2002       180 - September 4, 2002    245 - December 23, 2002   310 - April 16, 2003
   51 - February 8, 2002     116 - May 15, 2002       181 - September 5, 2002    246 - December 27, 2002   311 - April 17, 2003
   52 - February 11, 2002    117 - May 16, 2002       182 - September 6, 2002    247 - December 30, 2002   312 - April 21, 2003
   53 - February 12, 2002    118 - May 17, 2002       183 - September 10, 2002   248 - December 31, 2002   313 - April 22, 2003
   54 - February 13, 2002    119 - May 20, 2002       184 - September 11, 2002   249 - January 2, 2003     314 - April 23, 2003
   55 - February 14, 2002    120 - May 21, 2002       185 - September 12, 2002   250 - January 3, 2003     315 - April 24, 2003
   56 - February 15, 2002    121 - May 23, 2002       186 - September 13, 2002   251 - January 6, 2003     316 - April 25, 2003
   57 - February 19, 2002    122 - May 24, 2002       187 - September 16, 2002   252 - January 9, 2003     317 - April 28, 2003
   58 - February 20, 2002    123 - May 28, 2002       188 - September 17, 2002   253 - January 16, 2003    318 - April 29, 2003
   59 - February 21, 2002    124 - May 29, 2002       189 - September 18, 2002   254 - January 17, 2003    319 - April 30, 2003
   60 - February 22, 2002    125 - May 30, 2002       190 - September 19, 2002   255 - January 21, 2003    320 - May 1, 2003
   61 - February 25, 2002    126 - May 31, 2002       191 - September 20, 2002   256 - January 22, 2003    321 - May 2, 2003
   62 - February 26, 2002    127 - June 3, 2002       192 - September 23, 2002   257 - January 24, 2003    322 - May 5, 2003
   63 - February 27, 2002    128 - June 4, 2002       193 - September 24, 2002   258 - January 27, 2003    323 - May 6, 2003
   64 - February 28, 2002    129 - June 5, 2002       194 - September 25, 2002   259 - January 28, 2003    324 - May 7, 2003
   65 - March 1, 2002        130 - June 6, 2002       195 - September 26, 2002   260 - January 30, 2003    325 - May 8, 2003


  326 - May 12, 2003        391 - August 15, 2003     456 - November 17, 2003   521 - February 23, 2004   586 - May 25, 2004
  327 - May 13, 2003        392 - August 18, 2003     457 - November 18, 2003   522 - February 24, 2004   587 - May 26, 2004
  328 - May 14, 2003        393 - August 19, 2003     458 - November 19, 2003   523 - February 25, 2004   588 - May 27, 2004
  329 - May 15, 2003        394 - August 20, 2003     459 - November 20, 2003   524 - February 26, 2004   589 - May 28, 2004
  330 - May 19, 2003        395 - August 21, 2003     460 - November 21, 2003   525 - February 27, 2004   590 - June 1, 2004
  331 - May 20, 2003        396 - August 22, 2003     461 - November 24, 2003   526 - March 1, 2004       591 - June 2, 2004
  332 - May 21, 2003        397 - August 25, 2003     462 - November 25, 2003   527 - March 2, 2004       592 - June 3, 2004
  333 - May 22, 2003        398 - August 26, 2003     463 - November 26, 2003   528 - March 3, 2004       593 - June 4, 2004
  334 - May 23, 2003        399 - August 27, 2003     464 - November 28, 2003   529 - March 4, 2004       594 - June 7, 2004
  335 - May 27, 2003        400 - August 28, 2003     465 - December 1, 2003    530 - March 5, 2004       595 - June 8, 2004
  336 - May 28, 2003        401 - August 29, 2003     466 - December 2, 2003    531 - March 8, 2004       596 - June 9, 2004
  337 - May 29, 2003        402 - September 2, 2003   467 - December 3, 2003    532 - March 9, 2004       597 - June 10, 2004
  338 - May 30, 2003        403 - September 3, 2003   468 - December 4, 2003    533 - March 10, 2004      598 - June 14, 2004
  339 - June 2, 2003        404 - September 5, 2003   469 - December 5, 2003    534 - March 11, 2004      599 - June 15, 2004
  340 - June 3, 2003        405 - September 8, 2003   470 - December 8, 2003    535 - March 12, 2004      600 - June 16, 2004
  341 - June 4, 2003        406 - September 9, 2003   471 - December 9, 2003    536 - March 15, 2004      601 - June 17, 2004
  342 - June 5, 2003        407 - September 10, 2003  472 - December 10, 2003   537 - March 16, 2004      602 - June 18, 2004
  343 - June 6, 2003        408 - September 11, 2003  473 - December 11, 2003   538 - March 17, 2004      603 - June 21, 2004
  344 - June 9, 2003        409 - September 12, 2003  474 - December 12, 2003   539 - March 18, 2004      604 - June 22, 2004
  345 - June 10, 2003       410 - September 15, 2003  475 - December 15, 2003   540 - March 19, 2004      605 - June 23, 2004
  346 - June 11, 2003       411 - September 16, 2003  476 - December 16, 2003   541 - March 22, 2004      606 - June 24, 2004
  347 - June 12, 2003       412 - September 17, 2003  477 - December 17, 2003   542 - March 23, 2004      607 - June 25, 2004
  348 - June 13, 2003       413 - September 18, 2003  478 - December 18, 2003   543 - March 24, 2004      608 - June 28, 2004
  349 - June 16, 2003       414 - September 19, 2003  479 - December 19, 2003   544 - March 25, 2004      609 - June 29, 2004
  350 - June 17, 2003       415 - September 22, 2003  480 - December 22, 2003   545 - March 26, 2004      610 - July 1, 2004
  351 - June 18, 2003       416 - September 23, 2003  481 - December 23, 2003   546 - March 29, 2004      611 - July 2, 2004
  352 - June 19, 2003       417 - September 24, 2003  482 - December 24, 2003   547 - March 30, 2004      612 - July 6, 2004
  353 - June 20, 2003       418 - September 25, 2003  483 - December 26, 2003   548 - March 31, 2004      613 - July 7, 2004
  354 - June 23, 2003       419 - September 26, 2003  484 - December 29, 2003   549 - April 1, 2004       614 - July 8, 2004
  355 - June 24, 2003       420 - September 29, 2003  485 - December 30, 2003   550 - April 2, 2004       615 - July 9, 2004
  356 - June 25, 2003       421 - September 30, 2003  486 - December 31, 2003   551 - April 5, 2004       616 - July 12, 2004
  357 - June 26, 2003       422 - October 1, 2003     487 - January 2, 2004     552 - April 6, 2004       617 - July 13, 2004
  358 - June 27, 2003       423 - October 2, 2003     488 - January 5, 2004     553 - April 7, 2004       618 - July 14, 2004
  359 - June 30, 2003       424 - October 3, 2003     489 - January 6, 2004     554 - April 8, 2004       619 - July 15, 2004
  360 - July 1, 2003        425 - October 4, 2003     490 - January 7, 2004     555 - April 12, 2004      620 - July 16, 2004
  361 - July 2, 2003        426 - October 6, 2003     491 - January 8, 2004     556 - April 13, 2004      621 - July 19, 2004
  362 - July 3, 2003        427 - October 7, 2003     492 - January 9, 2004     557 - April 14, 2004      622 - July 20, 2004
  363 - July 7, 2003        428 - October 8, 2003     493 - January 12, 2004    558 - April 15, 2004      623 - July 21, 2004
  364 - July 8, 2003        429 - October 9, 2003     494 - January 13, 2004    559 - April 16, 2004      624 - July 22, 2004
  365 - July 9, 2003        430 - October 10, 2003    495 - January 14, 2004    560 - April 19, 2004      625 - July 23, 2004
  366 - July 10, 2003       431 - October 13, 2003    496 - January 15, 2004    561 - April 20, 2004      626 - July 26, 2004
  367 - July 11, 2003       432 - October 14, 2003    497 - January 16, 2004    562 - April 21, 2004      627 - July 27, 2004
  368 - July 14, 2003       433 - October 15, 2003    498 - January 20, 2004    563 - April 22, 2004      628 - July 28, 2004
  369 - July 15, 2003       434 - October 16, 2003    499 - January 21, 2004    564 - April 23, 2004      629 - July 29, 2004
  370 - July 17, 2003       435 - October 17, 2003    500 - January 22, 2004    565 - April 26, 2004      630 - July 30, 2004
  371 - July 18, 2003       436 - October 20, 2003    501 - January 23, 2004    566 - April 27, 2004      631 - August 2, 2004
  372 - July 21, 2003       437 - October 21, 2003    502 - January 26, 2004    567 - April 28, 2004      632 - August 3, 2004
  373 - July 22, 2003       438 - October 22, 2003    503 - January 27, 2004    568 - April 29, 2004      633 - August 4, 2004
  374 - July 23, 2003       439 - October 23, 2003    504 - January 28, 2004    569 - April 30, 2004      634 - August 5, 2004
  375 - July 24, 2003       440 - October 24, 2003    505 - January 29, 2004    570 - May 3, 2004         635 - August 6, 2004
  376 - July 25, 2003       441 - October 27, 2003    506 - January 30, 2004    571 - May 4, 2004         636 - August 9, 2004
  377 - July 28, 2003       442 - October 28, 2003    507 - February 2, 2004    572 - May 5, 2004         637 - August 10, 2004
  378 - July 29, 2003       443 - October 29, 2003    508 - February 3, 2004    573 - May 6, 2004         638 - August 11, 2004
  379 - July 30, 2003       444 - October 30, 2003    509 - February 4, 2004    574 - May 7, 2004         639 - August 12, 2004
  380 - July 31, 2003       445 - October 31, 2003    510 - February 5, 2004    575 - May 10, 2004        640 - August 13, 2004
  381 - August 1, 2003      446 - November 3, 2003    511 - February 6, 2004    576 - May 11, 2004        641 - August 16, 2004
  382 - August 4, 2003      447 - November 4, 2003    512 - February 9, 2004    577 - May 12, 2004        642 - August 17, 2004
  383 - August 5, 2003      448 - November 5, 2003    513 - February 10, 2004   578 - May 13, 2004        643 - August 18, 2004
  384 - August 6, 2003      449 - November 6, 2003    514 - February 11, 2004   579 - May 14, 2004        644 - August 19, 2004
  385 - August 7, 2003      450 - November 7, 2003    515 - February 12, 2004   580 - May 17, 2004        645 - August 20, 2004
  386 - August 8, 2003      451 - November 10, 2003   516 - February 13, 2004   581 - May 18, 2004        646 - August 23, 2004
  387 - August 11, 2003     452 - November 11, 2003   517 - February 17, 2004   582 - May 19, 2004        647 - August 24, 2004
  388 - August 12, 2003     453 - November 12, 2003   518 - February 18, 2004   583 - May 20, 2004        648 - August 25, 2004
  389 - August 13, 2003     454 - November 13, 2003   519 - February 19, 2004   584 - May 21, 2004        649 - August 26, 2004
  390 - August 14, 2003     455 - November 14, 2003   520 - February 20, 2004   585 - May 24, 2004        650 - August 27, 2004


  651 - August 30, 2004      716 - December 1, 2004    781 - March 7, 2005      846 - June 9, 2005         911 - September 13, 2005
  652 - August 31, 2004      717 - December 2, 2004    782 - March 8, 2005      847 - June 10, 2005        912 - September 14, 2005
  653 - September 1, 2004    718 - December 3, 2004    783 - March 9, 2005      848 - June 13, 2005        913 - September 15, 2005
  654 - September 2, 2004    719 - December 6, 2004    784 - March 10, 2005     849 - June 14, 2005        914 - September 16, 2005
  655 - September 3, 2004    720 - December 7, 2004    785 - March 11, 2005     850 - June 15, 2005        915 - September 19, 2005
  656 - September 7, 2004    721 - December 8, 2004    786 - March 14, 2005     851 - June 16, 2005        916 - September 21, 2005
  657 - September 8, 2004    722 - December 9, 2004    787 - March 15, 2005     852 - June 17, 2005        917 - September 22, 2005
  658 - September 9, 2004    723 - December 10, 2004   788 - March 16, 2005     853 - June 20, 2005        918 - September 23, 2005
  659 - September 10, 2004   724 - December 13, 2004   789 - March 17, 2005     854 - June 21, 2005        919 - September 26, 2005
  660 - September 13, 2004   725 - December 14, 2004   790 - March 18, 2005     855 - June 22, 2005        920 - September 27, 2005
  661 - September 14, 2004   726 - December 15, 2004   791 - March 21, 2005     856 - June 23, 2005        921 - September 29, 2005
  662 - September 15, 2004   727 - December 16, 2004   792 - March 22, 2005     857 - June 24, 2005        922 - September 30, 2005
  663 - September 16, 2004   728 - December 17, 2004   793 - March 23, 2005     858 - June 27, 2005        923 - October 3, 2005
  664 - September 17, 2004   729 - December 20, 2004   794 - March 24, 2005     859 - June 28, 2005        924 - October 4, 2005
  665 - September 20, 2004   730 - December 21, 2004   795 - March 28, 2005     860 - June 29, 2005        925 - October 5, 2005
  666 - September 21, 2004   731 - December 22, 2004   796 - March 29, 2005     861 - June 30, 2005        926 - October 6, 2005
  667 - September 22, 2004   732 - December 23, 2004   797 - March 30, 2005     862 - July 1, 2005         927 - October 7, 2005
  668 - September 23, 2004   733 - December 27, 2004   798 - March 31, 2005     863 - July 5, 2005         928 - October 10, 2005
  669 - September 24, 2004   734 - December 28, 2004   799 - April 1, 2005      864 - July 6, 2005         929 - October 11, 2005
  670 - September 27, 2004   735 - December 29, 2004   800 - April 4, 2005      865 - July 7, 2005         930 - October 12, 2005
  671 - September 28, 2004   736 - December 30, 2004   801 - April 5, 2005      866 - July 8, 2005         931 - October 13, 2005
  672 - September 29, 2004   737 - December 31, 2004   802 - April 6, 2005      867 - July 11, 2005        932 - October 14, 2005
  673 - September 30, 2004   738 - January 3, 2005     803 - April 7, 2005      868 - July 12, 2005        933 - October 17, 2005
  674 - October 1, 2004      739 - January 4, 2005     804 - April 8, 2005      869 - July 13, 2005        934 - October 18, 2005
  675 - October 4, 2004      740 - January 5, 2005     805 - April 11, 2005     870 - July 14, 2005        935 - October 19, 2005
  676 - October 5, 2004      741 - January 6, 2005     806 - April 12, 2005     871 - July 15, 2005        936 - October 20, 2005
  677 - October 6, 2004      742 - January 7, 2005     807 - April 13, 2005     872 - July 18, 2005        937 - October 21, 2005
  678 - October 7, 2004      743 - January 10, 2005    808 - April 14, 2005     873 - July 19, 2005        938 - October 24, 2005
  679 - October 8, 2004      744 - January 11, 2005    809 - April 15, 2005     874 - July 20, 2005        939 - October 25, 2005
  680 - October 11, 2004     745 - January 12, 2005    810 - April 18, 2005     875 - July 21, 2005        940 - October 26, 2005
  681 - October 12, 2004     746 - January 13, 2005    811 - April 19, 2005     876 - July 22, 2005        941 - October 27, 2005
  682 - October 13, 2004     747 - January 14, 2005    812 - April 20, 2005     877 - July 25, 2005        942 - October 28, 2005
  683 - October 14, 2004     748 - January 18, 2005    813 - April 21, 2005     878 - July 26, 2005        943 - October 31, 2005
  684 - October 15, 2004     749 - January 19, 2005    814 - April 22, 2005     879 - July 27, 2005        944 - November 1, 2005
  685 - October 18, 2004     750 - January 20, 2005    815 - April 25, 2005     880 - July 28, 2005        945 - November 2, 2005
  686 - October 19, 2004     751 - January 21, 2005    816 - April 26, 2005     881 - July 29, 2005        946 - November 3, 2005
  687 - October 20, 2004     752 - January 24, 2005    817 - April 27, 2005     882 - August 1, 2005       947 - November 4, 2005
  688 - October 21, 2004     753 - January 25, 2005    818 - April 28, 2005     883 - August 2, 2005       948 - November 7, 2005
  689 - October 22, 2004     754 - January 26, 2005    819 - April 29, 2005     884 - August 3, 2005       949 - November 8, 2005
  690 - October 25, 2004     755 - January 27, 2005    820 - May 2, 2005        885 - August 4, 2005       950 - November 9, 2005
  691 - October 26, 2004     756 - January 28, 2005    821 - May 3, 2005        886 - August 5, 2005       951 - November 10, 2005
  692 - October 27, 2004     757 - January 31, 2005    822 - May 4, 2005        887 - August 8, 2005       952 - November 11, 2005
  693 - October 28, 2004     758 - February 1, 2005    823 - May 5, 2005        888 - August 9, 2005       953 - November 14, 2005
  694 - October 29, 2004     759 - February 2, 2005    824 - May 6, 2005        889 - August 10, 2005      954 - November 15, 2005
  695 - November 1, 2004     760 - February 3, 2005    825 - May 9, 2005        890 - August 11, 2005      955 - November 16, 2005
  696 - November 2, 2004     761 - February 4, 2005    826 - May 10, 2005       891 - August 12, 2005      956 - November 17, 2005
  697 - November 3, 2004     762 - February 7, 2005    827 - May 11, 2005       892 - August 15, 2005      957 - November 18, 2005
  698 - November 4, 2004     763 - February 8, 2005    828 - May 12, 2005       893 - August 16, 2005      958 - November 21, 2005
  699 - November 5, 2004     764 - February 9, 2005    829 - May 13, 2005       894 - August 17, 2005      959 - November 22, 2005
  700 - November 8, 2004     765 - February 10, 2005   830 - May 16, 2005       895 - August 18, 2005      960 - November 23, 2005
  701 - November 9, 2004     766 - February 11, 2005   831 - May 17, 2005       896 - August 19, 2005      961 - November 25, 2005
  702 - November 10, 2004    767 - February 14, 2005   832 - May 18, 2005       897 - August 22, 2005      962 - November 28, 2005
  703 - November 11, 2004    768 - February 15, 2005   833 - May 19, 2005       898 - August 24, 2005      963 - November 29, 2005
  704 - November 12, 2004    769 - February 16, 2005   834 - May 20, 2005       899 - August 25, 2005      964 - November 30, 2005
  705 - November 15, 2004    770 - February 17, 2005   835 - May 23, 2005       900 - August 26, 2005      965 - December 1, 2005
  706 - November 16, 2004    771 - February 18, 2005   836 - May 24, 2005       901 - August 29, 2005      966 - December 2, 2005
  707 - November 17, 2004    772 - February 22, 2005   837 - May 25, 2005       902 - August 30, 2005      967 - December 5, 2005
  708 - November 18, 2004    773 - February 23, 2005   838 - May 26, 2005       903 - August 31, 2005      968 - December 6, 2005
  709 - November 19, 2004    774 - February 24, 2005   839 - May 27, 2005       904 - September 1, 2005    969 - December 7, 2005
  710 - November 22, 2004    775 - February 25, 2005   840 - May 31, 2005       905 - September 2, 2005    970 - December 9, 2005
  711 - November 23, 2004    776 - February 28, 2005   841 - June 1, 2005       906 - September 6, 2005    971 - December 12, 2005
  712 - November 24, 2004    777 - March 1, 2005       842 - June 2, 2005       907 - September 7, 2005    972 - December 13, 2005
  713 - November 26, 2004    778 - March 2, 2005       843 - June 3, 2005       908 - September 8, 2005    973 - December 14, 2005
  714 - November 29, 2004    779 - March 3, 2005       844 - June 6, 2005       909 - September 9, 2005    974 - December 16, 2005
  715 - November 30, 2004    780 - March 4, 2005       845 - June 8, 2005       910 - September 12, 2005   975 - December 19, 2005


  976 - December 20, 2005  1041 - March 30, 2006    1106 - July 6, 2006        1171 - October 9, 2006    1236 - January 22, 2007
  977 - December 21, 2005  1042 - March 31, 2006    1107 - July 7, 2006        1172 - October 10, 2006   1237 - January 23, 2007
  978 - December 22, 2005  1043 - April 3, 2006     1108 - July 10, 2006       1173 - October 11, 2006   1238 - January 24, 2007
  979 - December 23, 2005  1044 - April 4, 2006     1109 - July 11, 2006       1174 - October 12, 2006   1239 - January 25, 2007
  980 - December 27, 2005  1045 - April 5, 2006     1110 - July 12, 2006       1175 - October 13, 2006   1240 - January 26, 2007
  981 - December 28, 2005  1046 - April 6, 2006     1111 - July 13, 2006       1176 - October 16, 2006   1241 - January 29, 2007
  982 - December 29, 2005  1047 - April 7, 2006     1112 - July 14, 2006       1177 - October 17, 2006   1242 - January 30, 2007
  983 - December 30, 2005  1048 - April 10, 2006    1113 - July 17, 2006       1178 - October 18, 2006   1243 - January 31, 2007
  984 - January 3, 2006    1049 - April 11, 2006    1114 - July 18, 2006       1179 - October 19, 2006   1244 - February 1, 2007
  985 - January 5, 2006    1050 - April 13, 2006    1115 - July 19, 2006       1180 - October 20, 2006   1245 - February 2, 2007
  986 - January 6, 2006    1051 - April 17, 2006    1116 - July 20, 2006       1181 - October 23, 2006   1246 - February 5, 2007
  987 - January 9, 2006    1052 - April 18, 2006    1117 - July 21, 2006       1182 - October 24, 2006   1247 - February 6, 2007
  988 - January 10, 2006   1053 - April 19, 2006    1118 - July 24, 2006       1183 - October 25, 2006   1248 - February 7, 2007
  989 - January 11, 2006   1054 - April 20, 2006    1119 - July 25, 2006       1184 - October 26, 2006   1249 - February 8, 2007
  990 - January 12, 2006   1055 - April 21, 2006    1120 - July 26, 2006       1185 - October 27, 2006   1250 - February 9, 2007
  991 - January 13, 2006   1056 - April 24, 2006    1121 - July 27, 2006       1186 - October 31, 2006   1251 - February 12, 2007
  992 - January 17, 2006   1057 - April 25, 2006    1122 - July 28, 2006       1187 - November 1, 2006   1252 - February 13, 2007
  993 - January 18, 2006   1058 - April 27, 2006    1123 - July 31, 2006       1188 - November 2, 2006   1253 - February 14, 2007
  994 - January 19, 2006   1059 - April 28, 2006    1124 - August 1, 2006      1189 - November 3, 2006   1254 - February 15, 2007
  995 - January 20, 2006   1060 - May 1, 2006       1125 - August 2, 2006      1190 - November 6, 2006   1255 - February 16, 2007
  996 - January 23, 2006   1061 - May 2, 2006       1126 - August 3, 2006      1191 - November 7, 2006   1256 - February 20, 2007
  997 - January 24, 2006   1062 - May 3, 2006       1127 - August 4, 2006      1192 - November 8, 2006   1257 - February 21, 2007
  998 - January 25, 2006   1063 - May 4, 2006       1128 - August 7, 2006      1193 - November 10, 2006  1258 - February 22, 2007
  999 - January 26, 2006   1064 - May 5, 2006       1129 - August 8, 2006      1194 - November 13, 2006  1259 - February 23, 2007
 1000 - January 27, 2006   1065 - May 8, 2006       1130 - August 9, 2006      1195 - November 14, 2006  1260 - February 26, 2007
 1001 - January 30, 2006   1066 - May 9, 2006       1131 - August 10, 2006     1196 - November 15, 2006  1261 - February 27, 2007
 1002 - January 31, 2006   1067 - May 10, 2006      1132 - August 11, 2006     1197 - November 16, 2006  1262 - February 28, 2007
 1003 - February 1, 2006   1068 - May 11, 2006      1133 - August 14, 2006     1198 - November 17, 2006  1263 - March 1, 2007
 1004 - February 2, 2006   1069 - May 12, 2006      1134 - August 15, 2006     1199 - November 20, 2006  1264 - March 2, 2007
 1005 - February 3, 2006   1070 - May 15, 2006      1135 - August 16, 2006     1200 - November 21, 2006  1265 - March 5, 2007
 1006 - February 6, 2006   1071 - May 16, 2006      1136 - August 17, 2006     1201 - November 22, 2006  1266 - March 6, 2007
 1007 - February 7, 2006   1072 - May 17, 2006      1137 - August 18, 2006     1202 - November 24, 2006  1267 - March 7, 2007
 1008 - February 8, 2006   1073 - May 18, 2006      1138 - August 21, 2006     1203 - November 27, 2006  1268 - March 8, 2007
 1009 - February 9, 2006   1074 - May 19, 2006      1139 - August 22, 2006     1204 - November 28, 2006  1269 - March 9, 2007
 1010 - February 10, 2006  1075 - May 22, 2006      1140 - August 23, 2006     1205 - November 29, 2006  1270 - March 12, 2007
 1011 - February 13, 2006  1076 - May 23, 2006      1141 - August 24, 2006     1206 - November 30, 2006  1271 - March 13, 2007
 1012 - February 14, 2006  1077 - May 24, 2006      1142 - August 25, 2006     1207 - December 1, 2006   1272 - March 14, 2007
 1013 - February 15, 2006  1078 - May 25, 2006      1143 - August 28, 2006     1208 - December 4, 2006   1273 - March 15, 2007
 1014 - February 16, 2006  1079 - May 26, 2006      1144 - August 29, 2006     1209 - December 5, 2006   1274 - March 16, 2007
 1015 - February 17, 2006  1080 - May 30, 2006      1145 - August 30, 2006     1210 - December 6, 2006   1275 - March 19, 2007
 1016 - February 21, 2006  1081 - May 31, 2006      1146 - August 31, 2006     1211 - December 7, 2006   1276 - March 20, 2007
 1017 - February 22, 2006  1082 - June 1, 2006      1147 - September 1, 2006   1212 - December 11, 2006  1277 - March 21, 2007
 1018 - February 23, 2006  1083 - June 2, 2006      1148 - September 5, 2006   1213 - December 12, 2006  1278 - March 22, 2007
 1019 - February 24, 2006  1084 - June 5, 2006      1149 - September 6, 2006   1214 - December 13, 2006  1279 - March 23, 2007
 1020 - February 27, 2006  1085 - June 6, 2006      1150 - September 7, 2006   1215 - December 14, 2006  1280 - March 26, 2007
 1021 - February 28, 2006  1086 - June 7, 2006      1151 - September 11, 2006  1216 - December 18, 2006  1281 - March 27, 2007
 1022 - March 1, 2006      1087 - June 8, 2006      1152 - September 12, 2006  1217 - December 20, 2006  1282 - March 28, 2007
 1023 - March 2, 2006      1088 - June 9, 2006      1153 - September 13, 2006  1218 - December 21, 2006  1283 - March 29, 2007
 1024 - March 3, 2006      1089 - June 12, 2006     1154 - September 14, 2006  1219 - December 22, 2006  1284 - March 30, 2007
 1025 - March 6, 2006      1090 - June 13, 2006     1155 - September 15, 2006  1220 - December 26, 2006  1285 - April 2, 2007
 1026 - March 7, 2006      1091 - June 14, 2006     1156 - September 18, 2006  1221 - December 27, 2006  1286 - April 3, 2007
 1027 - March 8, 2006      1092 - June 15, 2006     1157 - September 19, 2006  1222 - December 28, 2006  1287 - April 4, 2007
 1028 - March 9, 2006      1093 - June 16, 2006     1158 - September 20, 2006  1223 - December 29, 2006  1288 - April 5, 2007
 1029 - March 10, 2006     1094 - June 19, 2006     1159 - September 21, 2006  1224 - January 3, 2007    1289 - April 9, 2007
 1030 - March 13, 2006     1095 - June 20, 2006     1160 - September 22, 2006  1225 - January 4, 2007    1290 - April 10, 2007
 1031 - March 16, 2006     1096 - June 21, 2006     1161 - September 25, 2006  1226 - January 5, 2007    1291 - April 11, 2007
 1032 - March 17, 2006     1097 - June 22, 2006     1162 - September 26, 2006  1227 - January 8, 2007    1292 - April 12, 2007
 1033 - March 20, 2006     1098 - June 23, 2006     1163 - September 27, 2006  1228 - January 9, 2007    1293 - April 13, 2007
 1034 - March 21, 2006     1099 - June 26, 2006     1164 - September 28, 2006  1229 - January 10, 2007   1294 - April 16, 2007
 1035 - March 22, 2006     1100 - June 27, 2006     1165 - September 29, 2006  1230 - January 11, 2007   1295 - April 17, 2007
 1036 - March 23, 2006     1101 - June 28, 2006     1166 - October 2, 2006     1231 - January 12, 2007   1296 - April 18, 2007
 1037 - March 24, 2006     1102 - June 29, 2006     1167 - October 3, 2006     1232 - January 16, 2007   1297 - April 19, 2007
 1038 - March 27, 2006     1103 - June 30, 2006     1168 - October 4, 2006     1233 - January 17, 2007   1298 - April 20, 2007
 1039 - March 28, 2006     1104 - July 3, 2006      1169 - October 5, 2006     1234 - January 18, 2007   1299 - April 23, 2007
 1040 - March 29, 2006     1105 - July 5, 2006      1170 - October 6, 2006     1235 - January 19, 2007   1300 - April 24, 2007


 1301 - April 25, 2007     1366 - July 27, 2007       1431 - October 31, 2007
 1302 - April 26, 2007     1367 - July 30, 2007       1432 - November 1, 2007
 1303 - April 27, 2007     1368 - July 31, 2007       1433 - November 2, 2007
 1304 - April 30, 2007     1369 - August 1, 2007      1434 - November 5, 2007
 1305 - May 1, 2007        1370 - August 2, 2007      1435 - November 6, 2007
 1306 - May 2, 2007        1371 - August 3, 2007      1436 - November 8, 2007
 1307 - May 3, 2007        1372 - August 6, 2007      1437 - November 9, 2007
 1308 - May 4, 2007        1373 - August 7, 2007      1438 - November 12, 2007
 1309 - May 7, 2007        1374 - August 8, 2007      1439 - November 13, 2007
 1310 - May 8, 2007        1375 - August 9, 2007      1440 - November 14, 2007
 1311 - May 9, 2007        1376 - August 10, 2007     1441 - November 15, 2007
 1312 - May 10, 2007       1377 - August 13, 2007     1442 - November 16, 2007
 1313 - May 11, 2007       1378 - August 14, 2007     1443 - November 19, 2007
 1314 - May 14, 2007       1379 - August 15, 2007     1444 - November 20, 2007
 1315 - May 15, 2007       1380 - August 16, 2007     1445 - November 21, 2007
 1316 - May 16, 2007       1381 - August 17, 2007     1446 - November 23, 2007
 1317 - May 17, 2007       1382 - August 20, 2007     1447 - November 26, 2007
 1318 - May 18, 2007       1383 - August 21, 2007     1448 - November 27, 2007
 1319 - May 21, 2007       1384 - August 23, 2007     1449 - November 28, 2007
 1320 - May 22, 2007       1385 - August 24, 2007     1450 - November 30, 2007
 1321 - May 23, 2007       1386 - August 27, 2007     1451 - December 3, 2007
 1322 - May 24, 2007       1387 - August 28, 2007     1452 - December 4, 2007
 1323 - May 25, 2007       1388 - August 29, 2007     1453 - December 5, 2007
 1324 - May 29, 2007       1389 - August 30, 2007     1454 - December 6, 2007
 1325 - May 30, 2007       1390 - August 31, 2007     1455 - December 7, 2007
 1326 - May 31, 2007       1391 - September 4, 2007   1456 - December 10, 2007
 1327 - June 1, 2007       1392 - September 5, 2007   1457 - December 11, 2007
 1328 - June 4, 2007       1393 - September 6, 2007   1458 - December 12, 2007
 1329 - June 5, 2007       1394 - September 7, 2007   1459 - December 13, 2007
 1330 - June 6, 2007       1395 - September 10, 2007  1460 - December 14, 2007
 1331 - June 7, 2007       1396 - September 11, 2007  1461 - December 17, 2007
 1332 - June 8, 2007       1397 - September 12, 2007  1462 - December 18, 2007
 1333 - June 11, 2007      1398 - September 13, 2007  1463 - December 19, 2007
 1334 - June 12, 2007      1399 - September 14, 2007  1464 - December 20, 2007
 1335 - June 13, 2007      1400 - September 17, 2007  1465 - December 21, 2007
 1336 - June 14, 2007      1401 - September 18, 2007  1466 - December 24, 2007
 1337 - June 15, 2007      1402 - September 19, 2007  1467 - December 26, 2007
 1338 - June 18, 2007      1403 - September 20, 2007  1468 - December 27, 2007
 1339 - June 19, 2007      1404 - September 21, 2007  1469 - December 28, 2007
 1340 - June 20, 2007      1405 - September 24, 2007  1470 - December 31, 2007
 1341 - June 21, 2007      1406 - September 25, 2007
 1342 - June 22, 2007      1407 - September 26, 2007
 1343 - June 25, 2007      1408 - September 28, 2007
 1344 - June 26, 2007      1409 - October 1, 2007
 1345 - June 27, 2007      1410 - October 2, 2007
 1346 - June 28, 2007      1411 - October 3, 2007
 1347 - June 29, 2007      1412 - October 4, 2007
 1348 - July 2, 2007       1413 - October 5, 2007
 1349 - July 3, 2007       1414 - October 8, 2007
 1350 - July 5, 2007       1415 - October 9, 2007
 1351 - July 6, 2007       1416 - October 10, 2007
 1352 - July 9, 2007       1417 - October 11, 2007
 1353 - July 10, 2007      1418 - October 12, 2007
 1354 - July 11, 2007      1419 - October 15, 2007
 1355 - July 12, 2007      1420 - October 16, 2007
 1356 - July 13, 2007      1421 - October 17, 2007
 1357 - July 16, 2007      1422 - October 18, 2007
 1358 - July 17, 2007      1423 - October 19, 2007
 1359 - July 18, 2007      1424 - October 22, 2007
 1360 - July 19, 2007      1425 - October 23, 2007
 1361 - July 20, 2007      1426 - October 24, 2007
 1362 - July 23, 2007      1427 - October 25, 2007
 1363 - July 24, 2007      1428 - October 26, 2007
 1364 - July 25, 2007      1429 - October 29, 2007
 1365 - July 26, 2007      1430 - October 30, 2007

                       STATEMENT OF ADDITIONAL INFORMATION


                                 October 6, 2008



                      INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT V
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)



This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated October 6, 2008. The Prospectus may be obtained from Jackson National Life Insurance Company (JacksonSM) by writing P.O. Box 17240, Denver, Colorado 80217-0240, or calling 1-800-766-4683.





                                TABLE OF CONTENTS

                                                                         Page

General Information and History                                             2

Services                                                                    5

Purchase of Securities Being Offered                                        6

Underwriters                                                                6

Calculation of Performance                                                  6

Additional Tax Information                                                  8

Annuity Provisions                                                         18

Net Investment Factor                                                      19

Condensed Financial Information                                            20


General Information and History

Jackson National Separate Account V (Separate Account) is a separate investment account of Jackson National Life Insurance Company. Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor's Index are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. and its affiliates. S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index, the S&P MidCap 400 Index, or any other S&P Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P MidCap 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, S&P 400 Index, or any other S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell"). Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's  publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line
Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI  MAKES  NO  WARRANTY  CONCERNING  THE  SYSTEM,   EXPRESS  OR  IMPLIED,
INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq(R)" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund. The JNL/Mellon Capital Management Nasdaq(R) 25 Fund, the JNL/Mellon Capital Management VIP Fund and JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

"NYSE(R)" is a registered mark of, and "NYSE  International 100 IndexSM" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by Jackson National Asset Management, LLC. The JNL/Mellon Capital Management NYSE(R) International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

"NYSE International 100 IndexSM" is a service mark of NYSE Group, Inc. NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the "NYSE International 100 IndexSM" (the "Index") and its service marks for use in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund.

NYSE Group, Inc. does not:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Recommend that any person invest in the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other securities.
o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE(R) International 25 Fund.
o Consider the needs of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.


--------------------------------------------------------------------------------
NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE(R) International 25 Fund. Specifically,

o NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
o The results to be obtained by the JNL/Mellon Capital Management NYSE(R) International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
o The accuracy or completeness of the Index and its data;
o The merchantability and the fitness for a particular purpose or use of the Index and its data;
o NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
o Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management,  LLC and
NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE(R) International 25 Fund or any other third parties.

--------------------------------------------------------------------------------

Services

Jackson keeps the assets of the Separate Account. Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account V and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 303 East Wacker Drive, Chicago, Illinois 60601.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237. JNLD is a subsidiary of Jackson.

The aggregate amount of underwriting commissions paid to broker/dealers was $452,719 in 2005, $424,422 in 2006, and $582,443 in 2007. JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized   average  annual  total  return  for  a  specific  period  is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Jackson may also advertise  non-standardized  total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Because the Contract is designed for long term investment, non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be advertised. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

            (  a-b    )6
YIELD = 2  [(  --- + 1) -1]
            (  cd     )

Where:

       a = net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
       b = expenses for the Investment Division accrued for the period (net of reimbursements).
       c = the average daily number of accumulation units outstanding during the period.
       d = the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/ Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Fund is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE
OF A PERSONAL TAX ADVISER. JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson's Tax Status

Jackson is taxed as a life  insurance  company  under the Internal  Revenue
Code of 1986, as amended (the "Code"). For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code governs the taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Withholding Tax on Distributions

The  Code   generally   requires   Jackson  (or,  in  some  cases,  a  plan
administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification  standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 84 Investment Divisions and at least one Fixed Account option, although a Contract owner's Contract Value can be allocated to no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30 day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway v. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. In response to the Conway decision, the IRS issued Notice 2003-51 announcing that pending the publication of final regulations, the IRS will consider all the facts and circumstances, using general principles of tax law, to determine whether a partial exchange and a subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the date on which the partial exchange was completed should be treated as an integrated transaction. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies). However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the  beneficiary.
The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS Approval

The Contract and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary;
(4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures. Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona  Governing  Committee
v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

        (a) Tax-Sheltered Annuities

        Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (b) Individual Retirement Annuities

        Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (c) Roth IRA Annuities

        Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $4,000 for calendar year 2007 and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000. The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

        Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

        Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

        Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

        (d) Pension and Profit-Sharing Plans

        The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (e) Eligible Deferred Compensation Plans -- Section 457

        Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of 100% of the participant's includible compensation, or the $15,000 elective deferral limitation in 2006. The limit is indexed for inflation in $500 increments annually thereafter. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $5,000. The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

        In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

        All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

        In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

                *     attains age 70 1/2,

                *     severs employment,

                *     dies, or

                * suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment. That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment. The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established. The value may increase or decrease from one business day to the next. The income option tables contained in the Contract are based on an assumed investment rate of 3%.

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3%.

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any business day is determined by dividing (a) by (b) and then subtracting (c) from the result where:

 (a) is the net result of:

     (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

     (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

     (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

 (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

 (c) is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Accumulation Unit Values
Base Contract - 1.50%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International Growth
Division

  Accumulation unit value:
    Beginning of period                    $10.61          $8.78           $8.05           $7.03          $5.55
    End of period                          $11.47          $10.61          $8.78           $8.05          $7.03
  Accumulation units outstanding
  at the end of period                    189,980         196,823         223,387         263,692        373,850

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM International Growth
Division

  Accumulation unit value:
    Beginning of period                    $7.09           $9.04           $10.00
    End of period                          $5.55           $7.09           $9.04
  Accumulation units outstanding
  at the end of period                    424,313         454,023         435,172

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $12.13          $11.42          $10.81         $10.00           N/A
    End of period                          $13.83          $12.13          $11.42         $10.81           N/A
  Accumulation units outstanding
  at the end of period                     59,979          18,432          16,198         11,828           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Premier Equity
II Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                    $15.46          $11.51          $10.00           N/A            N/A
    End of period                          $12.94          $15.46          $11.51           N/A            N/A
  Accumulation units outstanding
  at the end of period                     23,464          28,005          14,019           N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Real Estate Division(829)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.01          $11.54          $10.80         $10.00           N/A
    End of period                          $14.27          $13.01          $11.54         $10.80           N/A
  Accumulation units outstanding
  at the end of period                     5,333           8,477           7,976           5,260           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Small Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $12.23          $11.82          $10.69         $10.00           N/A
    End of period                          $13.28          $12.23          $11.82         $10.69           N/A
  Accumulation units outstanding
  at the end of period                       -             12,356          19,503          1,565           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital Growth
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $6.07          $4.96
    End of period                           N/A             N/A             N/A            $6.36          $6.07
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A           906,016       1,114,975

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Alliance Capital Growth
Division

  Accumulation unit value:
    Beginning of period                    $7.30           $8.67           $10.00
    End of period                          $4.96           $7.30           $8.67
  Accumulation units outstanding
  at the end of period                   1,121,368       1,406,488       1,310,625

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian Global
Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $12.88          $11.80          $10.88         $10.00           N/A
    End of period                          $13.69          $12.88          $11.80         $10.88           N/A
  Accumulation units outstanding
  at the end of period                     21,049          15,240          12,319          2,011           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian Global
Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian Global
Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $7.02           $6.29           $6.26           $5.71          $4.68
    End of period                          $8.34           $7.02           $6.29           $6.26          $5.71
  Accumulation units outstanding
  at the end of period                    303,170         367,549         441,090         579,943        712,814

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian Global
Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $6.51           $8.64           $10.00
    End of period                          $4.68           $6.51           $8.64
  Accumulation units outstanding
  at the end of period                    940,232        1,341,943       1,611,626

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian U.S.
Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $6.20           $6.02           $5.84           $5.30          $3.98
    End of period                          $6.70           $6.20           $6.02           $5.84          $5.30
  Accumulation units outstanding
  at the end of period                    525,449         661,895         784,923        1,183,939      1,475,042

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian U.S.
Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $5.74           $8.36           $10.00
    End of period                          $3.98           $5.74           $8.36
  Accumulation units outstanding
  at the end of period                   1,674,518       2,272,732       2,228,683

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.70           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     32,374           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                    $12.11          $10.94          $10.75         $10.00           N/A
    End of period                          $12.00          $12.11          $10.94         $10.75           N/A
  Accumulation units outstanding
  at the end of period                    266,570         324,058         367,892         485,581          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.60          $11.50          $11.38         $10.00           N/A
    End of period                          $15.02          $13.60          $11.50         $11.38           N/A
  Accumulation units outstanding
  at the end of period                     23,651          23,217          12,228         10,244           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.95            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     49,735           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.92            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     9,871            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                    $10.87          $10.00           N/A             N/A            N/A
    End of period                          $10.90          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,904          46,160           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Income Division(1068)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.88            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,853           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                    $11.92          $10.28          $10.00           N/A            N/A
    End of period                          $11.03          $11.92          $10.28           N/A            N/A
  Accumulation units outstanding
  at the end of period                     14,114          12,775          12,491           N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Small Cap Value Division(851)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $14.67          $14.22          $14.07         $13.36          $11.94
    End of period                          $15.46          $14.67          $14.22         $14.07          $13.36
  Accumulation units outstanding
  at the end of period                    137,357         125,117         138,216         136,879        127,780

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $11.18          $10.63          $10.00
    End of period                          $11.94          $11.18          $10.63
  Accumulation units outstanding
  at the end of period                    137,549          95,149         102,962

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid Cap
Value Division(855)

  Accumulation unit value:
    Beginning of period                    $11.96          $10.49          $10.00           N/A            N/A
    End of period                          $12.11          $11.96          $10.49           N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,651          37,670          31,097           N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Goldman Sachs Mid Cap
Value Division(855)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1063)

  Accumulation unit value:
    Beginning of period                    $10.21          $10.00           N/A             N/A            N/A
    End of period                          $10.54          $10.21           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     27,770          20,809           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Goldman Sachs Short
Duration Bond Division(1063)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Janus Growth & Income
Division(938)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $7.32          $5.96
    End of period                           N/A             N/A             N/A            $7.19          $7.32
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           859,599

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Janus Growth & Income
Division(938)

  Accumulation unit value:
    Beginning of period                    $7.73           $9.07           $10.00
    End of period                          $5.96           $7.73           $9.07
  Accumulation units outstanding
  at the end of period                    938,838        1,010,392        675,574


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $12.40          $9.53           $8.16           $6.76          $4.92
    End of period                          $13.67          $12.40          $9.53           $8.16          $6.76
  Accumulation units outstanding
  at the end of period                    219,516         264,461         217,842         313,938        292,298

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $6.81           $8.68           $10.00
    End of period                          $4.92           $6.81           $8.68
  Accumulation units outstanding
  at the end of period                    145,184         187,931         159,857

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.38          $12.12          $11.59         $10.00           N/A
    End of period                          $14.23          $13.38          $12.12         $11.59           N/A
  Accumulation units outstanding
  at the end of period                     73,659          4,620           1,834           1,611           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/JPMorgan MidCap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $10.61          $10.43          $10.34         $10.00           N/A
    End of period                          $11.12          $10.61          $10.43         $10.34           N/A
  Accumulation units outstanding
  at the end of period                     24,646          16,874          7,326           4,960           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/JPMorgan U.S. Government
& Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging Markets
Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.88          $9.99            N/A             N/A            N/A
    End of period                          $14.13          $10.88           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     50,132          3,252            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Lazard Emerging Markets
Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $22.63          $20.06          $18.71         $15.23          $11.99
    End of period                          $21.71          $22.63          $20.06         $18.71          $15.23
  Accumulation units outstanding
  at the end of period                    143,303         194,617         231,028         292,819        282,307

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $14.17          $12.70          $10.00
    End of period                          $11.99          $14.17          $12.70
  Accumulation units outstanding
  at the end of period                    327,448         286,422         169,138

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $19.94          $17.33          $16.81         $14.79          $10.81
    End of period                          $18.30          $19.94          $17.33         $16.81          $14.79
  Accumulation units outstanding
  at the end of period                    166,478         215,876         266,192         350,530        379,075

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $13.26          $11.47          $10.00
    End of period                          $10.81          $13.26          $11.47
  Accumulation units outstanding
  at the end of period                    390,177         367,044         252,078


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Mellon Capital Management
(MCM) 10 x 10 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division(1094)

  Accumulation unit value:
    Beginning of period                    $10.48          $11.56           N/A             N/A            N/A
    End of period                          $10.03          $10.48           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,699           4,566            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM 25 Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                    $10.53          $10.31          $10.28         $10.00           N/A
    End of period                          $11.04          $10.53          $10.31         $10.28           N/A
  Accumulation units outstanding
  at the end of period                     26,126          33,761          27,380         12,898           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $16.51          $12.32          $12.38         $10.68          $10.00
    End of period                          $16.97          $16.51          $12.32         $12.38          $10.68
  Accumulation units outstanding
  at the end of period                     8,621           10,683          4,609          23,301            -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Communications
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $11.87          $10.62          $11.04         $10.18          $10.00
    End of period                          $10.77          $11.87          $10.62         $11.04          $10.18
  Accumulation units outstanding
  at the end of period                     2,582           3,433           2,840           9,013            -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (V)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $11.15         $11.00          $8.88
    End of period                           N/A             N/A            $10.45         $11.15          $11.00
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            289,071        306,358

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Dow 10 Division (V)

  Accumulation unit value:
    Beginning of period                    $10.02          $10.50          $10.00
    End of period                          $8.88           $10.02          $10.50
  Accumulation units outstanding
  at the end of period                    329,378         301,884         277,464


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P 500
Stock Index Division

  Accumulation unit value:
    Beginning of period                    $9.42           $8.18           $7.97           $7.27          $5.72
    End of period                          $9.63           $9.42           $8.18           $7.97          $7.27
  Accumulation units outstanding
  at the end of period                    382,732         483,711         554,540        1,220,175      1,383,831

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Enhanced S&P 500
Stock Index Division

  Accumulation unit value:
    Beginning of period                    $7.73           $8.89           $10.00
    End of period                          $5.72           $7.73           $8.89
  Accumulation units outstanding
  at the end of period                   1,563,879       1,347,912        797,486


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $13.98          $11.96          $11.44         $10.23          $10.00
    End of period                          $11.38          $13.98          $11.96         $11.44          $10.23
  Accumulation units outstanding
  at the end of period                     7,589           17,935          6,350          21,240            50

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Financial Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $11.56          $11.04          $10.42         $10.22          $10.00
    End of period                          $12.25          $11.56          $11.04         $10.42          $10.22
  Accumulation units outstanding
  at the end of period                     22,217          28,169          35,487         19,842            -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Index 5 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $16.17          $13.07          $11.71         $10.00           N/A
    End of period                          $17.58          $16.17          $13.07         $11.71           N/A
  Accumulation units outstanding
  at the end of period                     70,621          61,754          39,165         14,923           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM International Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                    $14.34          $12.25          $11.24         $10.00           N/A
    End of period                          $14.33          $14.34          $12.25         $11.24           N/A
  Accumulation units outstanding
  at the end of period                    687,620         715,760         975,666         27,278           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM JNL 5 Division(683)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5
Division(1073)

  Accumulation unit value:
    Beginning of period                    $10.73          $9.42            N/A             N/A            N/A
    End of period                          $12.00          $10.73           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     48,392          14,626           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM JNL Optimized 5
Division(1073)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.56           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      781             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $22.20          $18.65          $13.84         $10.54          $10.00
    End of period                          $29.58          $22.20          $18.65         $13.84          $10.54
  Accumulation units outstanding
  at the end of period                     48,698          54,023          58,164         19,369            -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                    $13.47          $12.46          $11.30         $10.00           N/A
    End of period                          $14.25          $13.47          $12.46         $11.30           N/A
  Accumulation units outstanding
  at the end of period                     40,435          45,404          38,914         15,844           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                    $12.73          $11.23          $10.92         $10.00           N/A
    End of period                          $13.15          $12.73          $11.23         $10.92           N/A
  Accumulation units outstanding
  at the end of period                     78,000         102,509         100,136         53,636           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P SMid 60 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap
Division(1094)

  Accumulation unit value:
    Beginning of period                    $9.88           $18.34           N/A             N/A            N/A
    End of period                          $8.71           $9.88            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,338           11,031           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Select Small-Cap
Division(1094)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.72          $11.85          $11.54         $10.00           N/A
    End of period                          $13.23          $13.72          $11.85         $11.54           N/A
  Accumulation units outstanding
  at the end of period                     35,812          38,884          23,172         15,993           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $10.91          $10.13          $10.04         $10.08          $10.00
    End of period                          $12.31          $10.91          $10.13         $10.04          $10.08
  Accumulation units outstanding
  at the end of period                     12,589          16,996          23,813          7,844            -

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Technology Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                    $12.77          $11.56          $10.69         $10.00           N/A
    End of period                          $13.93          $12.77          $11.56         $10.69           N/A
  Accumulation units outstanding
  at the end of period                     62,638         117,548         122,256         23,769           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM VIP Division(698)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $14.91          $12.94          $11.55          $9.94          $7.18
    End of period                          $15.62          $14.91          $12.94         $11.55          $9.94
  Accumulation units outstanding
  at the end of period                    158,024         182,293         204,823         219,032        183,596

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.39           $10.00           N/A
    End of period                          $7.18           $9.39            N/A
  Accumulation units outstanding
  at the end of period                    126,675          91,236           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.22           $8.92           $8.29           $8.08          $6.96
    End of period                          $9.95           $9.22           $8.92           $8.29          $8.08
  Accumulation units outstanding
  at the end of period                       -             53,599          68,157         87,899          79,808

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.46           $10.00           N/A
    End of period                          $6.96           $9.46            N/A
  Accumulation units outstanding
  at the end of period                     53,242          33,426           N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.93           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,867            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $14.01          $13.74          $13.64         $13.25          $12.84
    End of period                          $14.94          $14.01          $13.74         $13.64          $13.25
  Accumulation units outstanding
  at the end of period                    397,146         430,927         493,021         544,769        650,624

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $11.97          $11.09          $10.00
    End of period                          $12.84          $11.97          $11.09
  Accumulation units outstanding
  at the end of period                    848,395         554,833         322,919


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.47          $12.02          $11.22         $10.00           N/A
    End of period                          $12.30          $13.47          $12.02         $11.22           N/A
  Accumulation units outstanding
  at the end of period                     1,285           1,988           6,604            437            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America Core Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High Yield
Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.30           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America High Yield
Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    $14.69          $13.49          $13.47         $12.63          $10.19
    End of period                          $14.31          $14.69          $13.49         $13.47          $12.63
  Accumulation units outstanding
  at the end of period                    122,973         147,402         171,070         222,985        253,045

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    $9.78           $9.43           $10.00
    End of period                          $10.19          $9.78           $9.43
  Accumulation units outstanding
  at the end of period                    235,868         246,060         148,745

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $12.49          $11.22          $10.85         $10.00           N/A
    End of period                          $11.61          $12.49          $11.22         $10.85           N/A
  Accumulation units outstanding
  at the end of period                     3,464           8,223           1,953             -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America Value Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                    $8.94           $8.58           $7.77           $6.65          $5.06
    End of period                          $8.73           $8.94           $8.58           $7.77          $6.65
  Accumulation units outstanding
  at the end of period                       -            150,208         179,564         241,754        334,208

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                    $7.26           $10.10          $10.00
    End of period                          $5.06           $7.26           $10.10
  Accumulation units outstanding
  at the end of period                    383,840         427,416         297,828

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Aggressive Growth
Division(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $7.41          $5.83
    End of period                           N/A             N/A             N/A            $7.42          $7.41
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -          1,228,485

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Aggressive Growth
Division(943)

  Accumulation unit value:
    Beginning of period                    $7.73           $9.33           $10.00
    End of period                          $5.83           $7.73           $9.33
  Accumulation units outstanding
  at the end of period                   1,393,373       1,679,538       1,329,475

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive Advantage
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Competitive Advantage
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Conservative Growth
Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $8.81          $7.49
    End of period                           N/A             N/A             N/A            $8.79          $8.81
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -          1,153,004

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Conservative Growth
Division(947)

  Accumulation unit value:
    Beginning of period                    $8.66           $9.41           $10.00
    End of period                          $7.49           $8.66           $9.41
  Accumulation units outstanding
  at the end of period                   1,223,783       1,205,444        626,232

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.21           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.22           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.22           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     6,086            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Moderate
Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      394             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Disciplined Moderate
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.52           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,047            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Disciplined Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.21           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division
I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.19           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Equity Growth Division
I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $13.50          $11.86          $11.10         $10.00           N/A
    End of period                          $14.52          $13.50          $11.86         $11.10           N/A
  Accumulation units outstanding
  at the end of period                    482,368         520,647         631,826         818,771          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(824)

  Accumulation unit value:
    Beginning of period                    $10.99          $10.34          $10.00           N/A            N/A
    End of period                          $11.50          $10.99          $10.34           N/A            N/A
  Accumulation units outstanding
  at the end of period                     59,662          4,606           2,434            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Conservative
Division(824)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.09          $11.64          $11.00         $10.00           N/A
    End of period                          $14.02          $13.09          $11.64         $11.00           N/A
  Accumulation units outstanding
  at the end of period                   1,062,901       1,274,520       1,572,146       1,913,247         N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                    $11.54          $10.61          $10.00           N/A            N/A
    End of period                          $12.25          $11.54          $10.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,240          20,878          12,038           N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Moderate
Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.39          $10.87         $10.00           N/A
    End of period                          $13.48          $12.59          $11.39         $10.87           N/A
  Accumulation units outstanding
  at the end of period                    658,798         731,021         843,642         889,383          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Moderate Growth
Division(942)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $8.14          $6.59
    End of period                           N/A             N/A             N/A            $8.14          $8.14
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -          2,476,878

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Moderate Growth
Division(942)

  Accumulation unit value:
    Beginning of period                    $8.09           $9.06           $10.00
    End of period                          $6.59           $8.09           $9.06
  Accumulation units outstanding
  at the end of period                   2,645,201       2,867,306       1,767,468

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1046)

  Accumulation unit value:
    Beginning of period                    $10.84          $10.28           N/A             N/A            N/A
    End of period                          $11.67          $10.84           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement 2015
Division(1046)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1071)

  Accumulation unit value:
    Beginning of period                    $10.97          $10.23           N/A             N/A            N/A
    End of period                          $11.83          $10.97           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -             12,150           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement 2020
Division(1071)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1040)

  Accumulation unit value:
    Beginning of period                    $11.04          $10.34           N/A             N/A            N/A
    End of period                          $11.98          $11.04           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement 2025
Division(1040)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1029)

  Accumulation unit value:
    Beginning of period                    $10.59          $9.97            N/A             N/A            N/A
    End of period                          $11.15          $10.59           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,330            475             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement Income
Division(1029)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.22           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $12.64          $11.29          $10.88         $10.00           N/A
    End of period                          $13.38          $12.64          $11.29         $10.88           N/A
  Accumulation units outstanding
  at the end of period                    285,759         327,037         331,232         361,085          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.83          $10.51          $10.39         $10.47          $10.58
    End of period                          $11.17          $10.83          $10.51         $10.39          $10.47
  Accumulation units outstanding
  at the end of period                    192,789         133,273         149,718         184,531        206,686

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.62          $10.43          $10.00
    End of period                          $10.58          $10.62          $10.43
  Accumulation units outstanding
  at the end of period                    400,786         779,909         429,858

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(583)

  Accumulation unit value:
    Beginning of period                    $14.48          $12.16          $11.41         $10.00           N/A
    End of period                          $15.39          $14.48          $12.16         $11.41           N/A
  Accumulation units outstanding
  at the end of period                     76,613          64,646          28,194          5,768           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Select Value Division(583)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $12.81          $11.44          $10.94         $10.00           N/A
    End of period                          $13.90          $12.81          $11.44         $10.94           N/A
  Accumulation units outstanding
  at the end of period                    371,564         385,799         451,875         51,474           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.50          $13.78          $12.26         $10.54          $7.72
    End of period                          $16.74          $14.50          $13.78         $12.26          $10.54
  Accumulation units outstanding
  at the end of period                    379,176         438,522         525,916         650,688        720,439

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $10.04          $10.35          $10.00
    End of period                          $7.72           $10.04          $10.35
  Accumulation units outstanding
  at the end of period                    759,504         833,019         805,666


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.96          $11.81          $11.29         $10.00           N/A
    End of period                          $13.87          $13.96          $11.81         $11.29           N/A
  Accumulation units outstanding
  at the end of period                    114,542          94,468          81,351         110,960          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Western Balanced Division(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.96          $9.50
    End of period                           N/A             N/A             N/A           $11.20          $10.96
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           344,756

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Western Balanced Division(943)

  Accumulation unit value:
    Beginning of period                    $10.40          $10.62          $10.00
    End of period                          $9.50           $10.40          $10.62
  Accumulation units outstanding
  at the end of period                    319,505         356,406         197,973


Accumulation Unit Values
Contract with Endorsements - 1.65%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM International Growth
Division

  Accumulation unit value:
    Beginning of period                    $10.01          $8.30           $7.62           $6.66          $5.27
    End of period                          $10.81          $10.01          $8.30           $7.62          $6.66
  Accumulation units outstanding
  at the end of period                    102,287         106,096         122,113         155,297        202,147

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM International Growth
Division

  Accumulation unit value:
    Beginning of period                    $6.75           $8.60           $10.00
    End of period                          $5.27           $6.75           $8.60
  Accumulation units outstanding
  at the end of period                    196,610         236,489         207,683

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $12.08          $11.39          $10.80         $10.00           N/A
    End of period                          $13.76          $12.08          $11.39         $10.80           N/A
  Accumulation units outstanding
  at the end of period                     26,296           461             456              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Large Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Premier Equity
II Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Premier Equity
II Division(945)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                    $15.26          $11.38          $10.00           N/A            N/A
    End of period                          $12.76          $15.26          $11.38           N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,163          7,686           4,698            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Real Estate Division(830)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/AIM Small Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $12.96          $11.51          $10.79         $10.00           N/A
    End of period                          $14.20          $12.96          $11.51         $10.79           N/A
  Accumulation units outstanding
  at the end of period                     2,499           2,350           3,295            598            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/AIM Small Cap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $12.18          $11.79          $10.68         $10.00           N/A
    End of period                          $13.22          $12.18          $11.79         $10.68           N/A
  Accumulation units outstanding
  at the end of period                       -             2,010           3,141           1,251           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Alger Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Alliance Capital Growth
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $5.73          $4.68
    End of period                           N/A             N/A             N/A            $5.99          $5.73
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A           436,672        550,617

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Alliance Capital Growth
Division

  Accumulation unit value:
    Beginning of period                    $6.90           $8.22           $10.00
    End of period                          $4.68           $6.90           $8.22
  Accumulation units outstanding
  at the end of period                    568,335         656,826         588,862

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian Global
Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $12.83          $11.77          $10.87         $10.00           N/A
    End of period                          $13.62          $12.83          $11.77         $10.87           N/A
  Accumulation units outstanding
  at the end of period                     22,464          17,892          8,040           1,369           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian Global
Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian Global
Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $6.49           $5.82           $5.81           $5.30          $4.35
    End of period                          $7.70           $6.49           $5.82           $5.81          $5.30
  Accumulation units outstanding
  at the end of period                    128,682         138,985         158,865         193,935        229,753

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian Global
Diversified Research Division

  Accumulation unit value:
    Beginning of period                    $6.06           $8.06           $10.00
    End of period                          $4.35           $6.06           $8.06
  Accumulation units outstanding
  at the end of period                    270,495         364,531         442,159

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian International
Small Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Capital Guardian U.S.
Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $5.64           $5.48           $5.33           $4.85          $3.64
    End of period                          $6.09           $5.64           $5.48           $5.33          $4.85
  Accumulation units outstanding
  at the end of period                    318,013         371,355         406,879         590,955        561,384

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Capital Guardian U.S.
Growth Equity Division

  Accumulation unit value:
    Beginning of period                    $5.27           $7.67           $10.00
    End of period                          $3.64           $5.27           $7.67
  Accumulation units outstanding
  at the end of period                    691,527         792,785         771,494

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $13.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,180           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Credit Suisse Global
Natural Resources Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.68           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,303            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Credit Suisse Long/Short
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                    $12.06          $10.92          $10.74         $10.00           N/A
    End of period                          $11.94          $12.06          $10.92         $10.74           N/A
  Accumulation units outstanding
  at the end of period                    123,314         144,415         161,194         189,542          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Eagle Core Equity Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.55          $11.47          $11.37         $10.00           N/A
    End of period                          $14.93          $13.55          $11.47         $11.37           N/A
  Accumulation units outstanding
  at the end of period                     7,256           2,364            745             724            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Eagle SmallCap Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.93            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     5,610            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Founding Strategy Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.91            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     10,271           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Global Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                    $10.86          $10.03           N/A             N/A            N/A
    End of period                          $10.88          $10.86           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     15,617          17,800           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Income Division(1067)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.86            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     42,881           N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Mutual Shares Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                    $12.11          $10.46          $10.00           N/A            N/A
    End of period                          $11.18          $12.11          $10.46           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,965           4,901           1,812            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Franklin Templeton
Small Cap Value Division(847)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $14.36          $13.95          $13.82         $13.14          $11.76
    End of period                          $15.11          $14.36          $13.95         $13.82          $13.14
  Accumulation units outstanding
  at the end of period                     54,326          62,082          64,201         63,677          57,879

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Goldman Sachs Core
Plus Bond Division

  Accumulation unit value:
    Beginning of period                    $11.03          $10.50          $10.00
    End of period                          $11.76          $11.03          $10.50
  Accumulation units outstanding
  at the end of period                     68,489          30,020          44,760

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Mid Cap
Value Division(872)

  Accumulation unit value:
    Beginning of period                    $11.68          $10.26          $10.00           N/A            N/A
    End of period                          $11.81          $11.68          $10.26           N/A            N/A
  Accumulation units outstanding
  at the end of period                     12,675          7,086           2,691            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Goldman Sachs Mid Cap
Value Division(872)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.00           N/A             N/A            N/A
    End of period                          $10.51          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     28,288          32,503           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Goldman Sachs Short
Duration Bond Division(1072)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Janus Growth & Income
Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $7.27          $5.93
    End of period                           N/A             N/A             N/A            $7.13          $7.27
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           347,225

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Janus Growth & Income
Division(947)

  Accumulation unit value:
    Beginning of period                    $7.70           $9.05           $10.00
    End of period                          $5.93           $7.70           $9.05
  Accumulation units outstanding
  at the end of period                    394,587         393,385         256,119


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $12.06          $9.29           $7.97           $6.61          $4.82
    End of period                          $13.29          $12.06          $9.29           $7.97          $6.61
  Accumulation units outstanding
  at the end of period                    104,723         106,613         101,665         144,380         92,203

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/JPMorgan International
Value Division

  Accumulation unit value:
    Beginning of period                    $6.68           $8.53           $10.00
    End of period                          $4.82           $6.68           $8.53
  Accumulation units outstanding
  at the end of period                     57,598          60,131          70,004

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan MidCap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.32          $12.09          $11.57         $10.00           N/A
    End of period                          $14.15          $13.32          $12.09         $11.57           N/A
  Accumulation units outstanding
  at the end of period                     22,685          1,147           1,172            232            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/JPMorgan MidCap Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/JPMorgan U.S. Government
& Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                    $10.57          $10.40          $10.33         $10.00           N/A
    End of period                          $11.06          $10.57          $10.40         $10.33           N/A
  Accumulation units outstanding
  at the end of period                      639             435             435              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/JPMorgan U.S. Government
& Quality Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Emerging Markets
Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.87          $9.99            N/A             N/A            N/A
    End of period                          $14.09          $10.87           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     16,343            -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Lazard Emerging Markets
Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $22.40          $19.88          $18.57         $15.14          $11.94
    End of period                          $21.46          $22.40          $19.88         $18.57          $15.14
  Accumulation units outstanding
  at the end of period                     80,380          95,509         109,839         121,156        144,409

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                    $14.13          $12.69          $10.00
    End of period                          $11.94          $14.13          $12.69
  Accumulation units outstanding
  at the end of period                    182,135         151,767          70,468

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $19.73          $17.17          $16.68         $14.70          $10.76
    End of period                          $18.08          $19.73          $17.17         $16.68          $14.70
  Accumulation units outstanding
  at the end of period                     81,323         109,855         124,216         147,487        190,782

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                    $13.22          $11.45          $10.00
    End of period                          $10.76          $13.22          $11.45
  Accumulation units outstanding
  at the end of period                    192,587         177,351         139,863


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1304)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.81            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     8,581            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Mellon Capital Management
(MCM) 10 x 10 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                    $10.52           N/A             N/A             N/A            N/A
    End of period                          $10.01           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      365             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                    $10.49          $10.29          $10.27         $10.00           N/A
    End of period                          $10.98          $10.49          $10.29         $10.27           N/A
  Accumulation units outstanding
  at the end of period                     32,194          23,639          51,204         40,793           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Bond Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Communications
Sector Division(626)

  Accumulation unit value:
    Beginning of period                    $15.02          $11.22          $11.28         $10.00           N/A
    End of period                          $15.41          $15.02          $11.22         $11.28           N/A
  Accumulation units outstanding
  at the end of period                     4,248           2,014            454             739            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Communications
Sector Division(626)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                    $12.06          $10.80          $11.25         $10.39          $10.00
    End of period                          $10.94          $12.06          $10.80         $11.25          $10.39
  Accumulation units outstanding
  at the end of period                       15              24             597            3,361           105

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Consumer Brands
Sector Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow 10 Division (V)

  Accumulation unit value:
    Beginning of period                     N/A             N/A            $10.73         $10.60          $8.57
    End of period                           N/A             N/A            $10.05         $10.73          $10.60
  Accumulation units outstanding
  at the end of period                      N/A             N/A              -            161,903        157,617

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Dow 10 Division (V)

  Accumulation unit value:
    Beginning of period                    $9.68           $10.17          $10.00
    End of period                          $8.57           $9.68           $10.17
  Accumulation units outstanding
  at the end of period                    250,091         166,398         113,635


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Dow Dividend Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Enhanced S&P 500
Stock Index Division

  Accumulation unit value:
    Beginning of period                    $9.28           $8.07           $7.87           $7.19          $5.66
    End of period                          $9.47           $9.28           $8.07           $7.87          $7.19
  Accumulation units outstanding
  at the end of period                    202,221         247,921         286,038         318,610        379,524

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Enhanced S&P 500
Stock Index Division

  Accumulation unit value:
    Beginning of period                    $7.67           $8.84           $10.00
    End of period                          $5.66           $7.67           $8.84
  Accumulation units outstanding
  at the end of period                    403,855         430,186         317,190


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Financial Sector
Division(548)

  Accumulation unit value:
    Beginning of period                    $13.00          $11.13          $10.66         $10.00           N/A
    End of period                          $10.56          $13.00          $11.13         $10.66           N/A
  Accumulation units outstanding
  at the end of period                     5,737           3,400           3,269           4,169           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Financial Sector
Division(548)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $11.59          $11.09          $10.48         $10.29          $10.00
    End of period                          $12.26          $11.59          $11.09         $10.48          $10.29
  Accumulation units outstanding
  at the end of period                     9,191           8,333           8,864           2,646            83

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Healthcare Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Index 5 Division(1304)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $9.89            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,102            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Index 5 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM International Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $16.10          $13.04          $11.70         $10.00           N/A
    End of period                          $17.48          $16.10          $13.04         $11.70           N/A
  Accumulation units outstanding
  at the end of period                     23,884          13,612          10,429          4,987           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM International Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL 5 Division(773)

  Accumulation unit value:
    Beginning of period                    $12.66          $10.83          $10.00           N/A            N/A
    End of period                          $12.63          $12.66          $10.83           N/A            N/A
  Accumulation units outstanding
  at the end of period                    260,947         338,656         357,401           N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM JNL 5 Division(773)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM JNL Optimized 5
Division(1062)

  Accumulation unit value:
    Beginning of period                    $10.72          $10.00           N/A             N/A            N/A
    End of period                          $11.97          $10.72           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,932           1,458            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM JNL Optimized 5
Division(1062)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Nasdaq 25 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $11.55           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      632             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM NYSE International
25 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                    $22.06          $18.57          $13.80         $10.52          $10.00
    End of period                          $29.36          $22.06          $18.57         $13.80          $10.52
  Accumulation units outstanding
  at the end of period                     22,539          19,893          13,412          7,423            62

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Oil & Gas Sector
Division(475)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P 24 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                    $13.41          $12.43          $11.28         $10.00           N/A
    End of period                          $14.17          $13.41          $12.43         $11.28           N/A
  Accumulation units outstanding
  at the end of period                     17,141          17,192          12,553          4,652           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P 400 MidCap
Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                    $12.68          $11.20          $10.91         $10.00           N/A
    End of period                          $13.08          $12.68          $11.20         $10.91           N/A
  Accumulation units outstanding
  at the end of period                     30,753          21,965          19,267         17,305           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P 500 Index Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM S&P SMid 60 Division(1304)

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $8.83            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      101             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM S&P SMid 60 Division(1304)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                    $9.71            N/A             N/A             N/A            N/A
    End of period                          $8.69            N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,779            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.66          $11.82          $11.53         $10.00           N/A
    End of period                          $13.16          $13.66          $11.82         $11.53           N/A
  Accumulation units outstanding
  at the end of period                     10,744          11,284          8,054           5,112           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Small Cap Index
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Technology Sector
Division(834)

  Accumulation unit value:
    Beginning of period                    $11.42          $10.62          $10.00           N/A            N/A
    End of period                          $12.87          $11.42          $10.62           N/A            N/A
  Accumulation units outstanding
  at the end of period                     11,178          7,569           2,400            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Technology Sector
Division(834)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM Value Line 30 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                    $12.10          $10.97          $10.00           N/A            N/A
    End of period                          $13.18          $12.10          $10.97           N/A            N/A
  Accumulation units outstanding
  at the end of period                     34,853          81,778          81,267           N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/MCM VIP Division(795)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $14.43          $12.54          $11.21          $9.66          $6.99
    End of period                          $15.09          $14.43          $12.54         $11.21          $9.66
  Accumulation units outstanding
  at the end of period                     57,975          70,084          83,669         79,490          62,279

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Oppenheimer Global
Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.15           $10.00           N/A
    End of period                          $6.99           $9.15            N/A
  Accumulation units outstanding
  at the end of period                     96,900          50,909           N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $9.68           $9.38           $8.73           $8.52          $7.35
    End of period                          $10.45          $9.68           $9.38           $8.73          $8.52
  Accumulation units outstanding
  at the end of period                       -             14,946          16,954         22,441          23,327

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Oppenheimer Growth Division(27)

  Accumulation unit value:
    Beginning of period                    $10.01          $10.00           N/A
    End of period                          $7.35           $10.01           N/A
  Accumulation units outstanding
  at the end of period                     9,818           16,096           N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.92           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,679            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PIMCO Real Return Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $13.77          $13.52          $13.44         $13.08          $12.69
    End of period                          $14.66          $13.77          $13.52         $13.44          $13.08
  Accumulation units outstanding
  at the end of period                    157,121         167,097         191,221         230,163        271,187

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PIMCO Total Return
Bond Division

  Accumulation unit value:
    Beginning of period                    $11.85          $10.99          $10.00
    End of period                          $12.69          $11.85          $10.99
  Accumulation units outstanding
  at the end of period                    334,558         253,893         107,400


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Core Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.41          $11.99          $11.21         $10.00           N/A
    End of period                          $12.24          $13.41          $11.99         $11.21           N/A
  Accumulation units outstanding
  at the end of period                     4,279           4,115           2,775             -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America Core Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High Yield
Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.30           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America High Yield
Bond Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    $14.72          $13.54          $13.53         $12.71          $10.27
    End of period                          $14.31          $14.72          $13.54         $13.53          $12.71
  Accumulation units outstanding
  at the end of period                     57,817          76,937         105,109         133,224        161,067

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America High Yield
Bond Division

  Accumulation unit value:
    Beginning of period                    $9.87           $9.53           $10.00
    End of period                          $10.27          $9.87           $9.53
  Accumulation units outstanding
  at the end of period                    134,914         151,707         114,466

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/PPM America Value Equity
Division(569)

  Accumulation unit value:
    Beginning of period                    $12.44          $11.19          $10.84         $10.00           N/A
    End of period                          $11.55          $12.44          $11.19         $10.84           N/A
  Accumulation units outstanding
  at the end of period                     6,499           2,448           4,611           2,301           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/PPM America Value Equity
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                    $8.77           $8.43           $7.64           $6.55          $4.99
    End of period                          $8.55           $8.77           $8.43           $7.64          $6.55
  Accumulation units outstanding
  at the end of period                       -             40,564          48,318         64,331          92,608

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                    $7.18           $9.99           $10.00
    End of period                          $4.99           $7.18           $9.99
  Accumulation units outstanding
  at the end of period                    106,086         141,767          86,905

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P 4 Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Aggressive Growth
Division(948)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $6.87          $5.41
    End of period                           N/A             N/A             N/A            $6.87          $6.87
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           486,670

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Aggressive Growth
Division(948)

  Accumulation unit value:
    Beginning of period                    $7.18           $8.68           $10.00
    End of period                          $5.41           $7.18           $8.68
  Accumulation units outstanding
  at the end of period                    666,754         752,890         748,532

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Competitive Advantage
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Competitive Advantage
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Conservative Growth
Division(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $8.67          $7.38
    End of period                           N/A             N/A             N/A            $8.64          $8.67
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           637,208

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Conservative Growth
Division(943)

  Accumulation unit value:
    Beginning of period                    $8.55           $9.30           $10.00
    End of period                          $7.38           $8.55           $9.30
  Accumulation units outstanding
  at the end of period                    676,688         592,539         305,549

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.21           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Core Index 100
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.21           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Core Index 50 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.21           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Core Index 75 Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Disciplined Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Moderate
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Disciplined Moderate
Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Disciplined Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                    $10.00           N/A             N/A             N/A            N/A
    End of period                          $10.50           N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,949            N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Disciplined Moderate
Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Dividend Income
& Growth Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.21           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Equity Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Equity Growth Division
I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.19           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Equity Growth Division
I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Intrinsic Value Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $13.45          $11.83          $11.09         $10.00           N/A
    End of period                          $14.44          $13.45          $11.83         $11.09           N/A
  Accumulation units outstanding
  at the end of period                    139,572         163,500         221,509         311,840          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Aggressive
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Conservative
Division(826)

  Accumulation unit value:
    Beginning of period                    $10.95          $10.32          $10.00           N/A            N/A
    End of period                          $11.45          $10.95          $10.32           N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,243           3,785           2,541            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Conservative
Division(826)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.04          $11.61          $10.99         $10.00           N/A
    End of period                          $13.94          $13.04          $11.61         $10.99           N/A
  Accumulation units outstanding
  at the end of period                    435,154         564,312         670,711         844,155          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Growth
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Division(808)

  Accumulation unit value:
    Beginning of period                    $11.52          $10.61          $10.00           N/A            N/A
    End of period                          $12.21          $11.52          $10.61           N/A            N/A
  Accumulation units outstanding
  at the end of period                     4,873           3,633           7,010            N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Moderate
Division(808)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $12.54          $11.36          $10.86         $10.00           N/A
    End of period                          $13.40          $12.54          $11.36         $10.86           N/A
  Accumulation units outstanding
  at the end of period                    273,137         342,319         435,300         531,859          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Managed Moderate
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Moderate Growth
Division(943)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A            $7.92          $6.42
    End of period                           N/A             N/A             N/A            $7.92          $7.92
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -          1,089,523

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Moderate Growth
Division(943)

  Accumulation unit value:
    Beginning of period                    $7.90           $8.86           $10.00
    End of period                          $6.42           $7.90           $8.86
  Accumulation units outstanding
  at the end of period                   1,259,602       1,404,797        617,624

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2015
Division(1165)

  Accumulation unit value:
    Beginning of period                    $10.83          $10.28           N/A             N/A            N/A
    End of period                          $11.63          $10.83           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement 2015
Division(1165)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2020
Division(1078)

  Accumulation unit value:
    Beginning of period                    $10.96          $10.01           N/A             N/A            N/A
    End of period                          $11.80          $10.96           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     2,256           1,199            N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement 2020
Division(1078)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                    $11.03          $10.46           N/A             N/A            N/A
    End of period                          $11.94          $11.03           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                       -               -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement 2025
Division(1171)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                    $10.57          $9.96            N/A             N/A            N/A
    End of period                          $11.12          $10.57           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                     1,399             -              N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Retirement Income
Division(1006)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Total Yield Division

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $10.00           N/A
    End of period                           N/A             N/A             N/A           $10.21           N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -             N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/S&P Very Aggressive
Growth Division I(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                    $12.59          $11.26          $10.87         $10.00           N/A
    End of period                          $13.31          $12.59          $11.26         $10.87           N/A
  Accumulation units outstanding
  at the end of period                    156,425         191,385         201,052         216,768          N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Select Balanced Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.67          $10.38          $10.27         $10.36          $10.49
    End of period                          $10.99          $10.67          $10.38         $10.27          $10.36
  Accumulation units outstanding
  at the end of period                     44,410          44,691          67,273         55,047         941,956

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $10.55          $10.37          $10.00
    End of period                          $10.49          $10.55          $10.37
  Accumulation units outstanding
  at the end of period                    167,314         386,316         173,097

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Select Value Division(636)

  Accumulation unit value:
    Beginning of period                    $14.46          $12.16          $11.43         $10.00           N/A
    End of period                          $15.34          $14.46          $12.16         $11.43           N/A
  Accumulation units outstanding
  at the end of period                     8,608           8,379           1,885           7,980           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Select Value Division(636)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                    $12.76          $11.41          $10.93         $10.00           N/A
    End of period                          $13.82          $12.76          $11.41         $10.93           N/A
  Accumulation units outstanding
  at the end of period                    158,509         174,922         183,485           534            N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/T.Rowe Price Established
Growth Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $14.45          $13.75          $12.25         $10.55          $7.74
    End of period                          $16.66          $14.45          $13.75         $12.25          $10.55
  Accumulation units outstanding
  at the end of period                    159,754         199,057         205,859         255,774        261,758

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/T.Rowe Price Mid-Cap
Growth Division

  Accumulation unit value:
    Beginning of period                    $10.08          $10.41          $10.00
    End of period                          $7.74           $10.08          $10.41
  Accumulation units outstanding
  at the end of period                    244,846         253,456         254,797


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                    $13.91          $11.78          $11.28         $10.00           N/A
    End of period                          $13.79          $13.91          $11.78         $11.28           N/A
  Accumulation units outstanding
  at the end of period                     39,414          17,909          12,843         54,670           N/A

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/T.Rowe Price Value
Division(569)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A
    End of period                           N/A             N/A             N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2007            2006            2005           2004            2003

JNL/Western Balanced Division(947)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A           $11.01          $9.56
    End of period                           N/A             N/A             N/A           $11.25          $11.01
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A              -           205,314

Investment Divisions                    December 31,    December 31,    December 31,
                                            2002            2001            2000

JNL/Western Balanced Division(947)

  Accumulation unit value:
    Beginning of period                    $10.48          $10.72          $10.00
    End of period                          $9.56           $10.48          $10.72
  Accumulation units outstanding
  at the end of period                    190,820         160,808          59,919


    1 - September 16, 1996    66 - March 4, 2002      131 - June 7, 2002         196 - September 27, 2002  261 - January 31, 2003
    2 - April 1, 1998         67 - March 5, 2002      132 - June 10, 2002        197 - September 30, 2002  262 - February 3, 2003
    3 - April 8, 1998         68 - March 6, 2002      133 - June 11, 2002        198 - October 1, 2002     263 - February 4, 2003
    4 - April 9, 1998         69 - March 7, 2002      134 - June 12, 2002        199 - October 2, 2002     264 - February 5, 2003
    5 - April 13, 1998        70 - March 8, 2002      135 - June 14, 2002        200 - October 3, 2002     265 - February 6, 2003
    6 - April 15, 1998        71 - March 11, 2002     136 - June 17, 2002        201 - October 4, 2002     266 - February 7, 2003
    7 - January 21, 1999      72 - March 12, 2002     137 - June 20, 2002        202 - October 7, 2002     267 - February 12, 2003
    8 - January 29, 1999      73 - March 13, 2002     138 - June 21, 2002        203 - October 8, 2002     268 - February 13, 2003
    9 - February 9, 1999      74 - March 14, 2002     139 - June 24, 2002        204 - October 9, 2002     269 - February 14, 2003
   10 - March 22, 1999        75 - March 15, 2002     140 - June 25, 2002        205 - October 10, 2002    270 - February 18, 2003
   11 - April 1, 1999         76 - March 18, 2002     141 - June 26, 2002        206 - October 11, 2002    271 - February 19, 2003
   12 - April 8, 1999         77 - March 19, 2002     142 - June 27, 2002        207 - October 14, 2002    272 - February 20, 2003
   13 - April 9, 1999         78 - March 20, 2002     143 - June 28, 2002        208 - October 15, 2002    273 - February 21, 2003
   14 - April 13, 1999        79 - March 21, 2002     144 - July 1, 2002         209 - October 17, 2002    274 - February 24, 2003
   15 - April 15, 1999        80 - March 22, 2002     145 - July 2, 2002         210 - October 18, 2002    275 - February 25, 2003
   16 - April 22, 1999        81 - March 25, 2002     146 - July 3, 2002         211 - October 21, 2002    276 - February 26, 2003
   17 - July 2, 1999          82 - March 26, 2002     147 - July 5, 2002         212 - October 22, 2002    277 - February 27, 2003
   18 - August 16, 1999       83 - March 27, 2002     148 - July 8, 2002         213 - October 24, 2002    278 - February 28, 2003
   19 - May 1, 2000           84 - March 28, 2002     149 - July 9, 2002         214 - October 25, 2002    279 - March 3, 2003
   20 - November 3, 2000      85 - April 1, 2002      150 - July 11, 2002        215 - October 28, 2002    280 - March 4, 2003
   21 - November 17, 2000     86 - April 2, 2002      151 - July 12, 2002        216 - October 29, 2002    281 - March 5, 2003
   22 - November 27, 2000     87 - April 3, 2002      152 - July 15, 2002        217 - October 31, 2002    282 - March 6, 2003
   23 - December 14, 2000     88 - April 4, 2002      153 - July 16, 2002        218 - November 1, 2002    283 - March 7, 2003
   24 - December 19, 2000     89 - April 8, 2002      154 - July 18, 2002        219 - November 4, 2002    284 - March 10, 2003
   25 - February 12, 2001     90 - April 9, 2002      155 - July 22, 2002        220 - November 5, 2002    285 - March 11, 2003
   26 - March 28, 2001        91 - April 10, 2002     156 - July 24, 2002        221 - November 6, 2002    286 - March 12, 2003
   27 - May 1, 2001           92 - April 11, 2002     157 - July 25, 2002        222 - November 7, 2002    287 - March 13, 2003
   28 - June 7, 2001          93 - April 12, 2002     158 - July 26, 2002        223 - November 8, 2002    288 - March 14, 2003
   29 - August 15, 2001       94 - April 15, 2002     159 - July 29, 2002        224 - November 12, 2002   289 - March 17, 2003
   30 - October 29, 2001      95 - April 16, 2002     160 - July 30, 2002        225 - November 13, 2002   290 - March 18, 2003
   31 - December 14, 2001     96 - April 17, 2002     161 - July 31, 2002        226 - November 14, 2002   291 - March 19, 2003
   32 - January 3, 2002       97 - April 18, 2002     162 - August 1, 2002       227 - November 15, 2002   292 - March 20, 2003
   33 - January 7, 2002       98 - April 19, 2002     163 - August 5, 2002       228 - November 18, 2002   293 - March 21, 2003
   34 - January 10, 2002      99 - April 22, 2002     164 - August 6, 2002       229 - November 19, 2002   294 - March 24, 2003
   35 - January 11, 2002     100 - April 23, 2002     165 - August 7, 2002       230 - November 20, 2002   295 - March 26, 2003
   36 - January 14, 2002     101 - April 24, 2002     166 - August 8, 2002       231 - November 22, 2002   296 - March 27, 2003
   37 - January 15, 2002     102 - April 25, 2002     167 - August 12, 2002      232 - November 25, 2002   297 - March 28, 2003
   38 - January 18, 2002     103 - April 26, 2002     168 - August 13, 2002      233 - November 26, 2002   298 - March 31, 2003
   39 - January 22, 2002     104 - April 29, 2002     169 - August 14, 2002      234 - November 27, 2002   299 - April 1, 2003
   40 - January 23, 2002     105 - April 30, 2002     170 - August 15, 2002      235 - November 29, 2002   300 - April 2, 2003
   41 - January 25, 2002     106 - May 1, 2002        171 - August 16, 2002      236 - December 2, 2002    301 - April 3, 2003
   42 - January 28, 2002     107 - May 2, 2002        172 - August 19, 2002      237 - December 3, 2002    302 - April 4, 2003
   43 - January 29, 2002     108 - May 3, 2002        173 - August 20, 2002      238 - December 5, 2002    303 - April 7, 2003
   44 - January 30, 2002     109 - May 6, 2002        174 - August 23, 2002      239 - December 6, 2002    304 - April 8, 2003
   45 - January 31, 2002     110 - May 7, 2002        175 - August 26, 2002      240 - December 9, 2002    305 - April 9, 2003
   46 - February 1, 2002     111 - May 8, 2002        176 - August 28, 2002      241 - December 16, 2002   306 - April 10, 2003
   47 - February 4, 2002     112 - May 9, 2002        177 - August 29, 2002      242 - December 17, 2002   307 - April 11, 2003
   48 - February 5, 2002     113 - May 10, 2002       178 - August 30, 2002      243 - December 18, 2002   308 - April 14, 2003
   49 - February 6, 2002     114 - May 13, 2002       179 - September 3, 2002    244 - December 19, 2002   309 - April 15, 2003
   50 - February 7, 2002     115 - May 14, 2002       180 - September 4, 2002    245 - December 23, 2002   310 - April 16, 2003
   51 - February 8, 2002     116 - May 15, 2002       181 - September 5, 2002    246 - December 27, 2002   311 - April 17, 2003
   52 - February 11, 2002    117 - May 16, 2002       182 - September 6, 2002    247 - December 30, 2002   312 - April 21, 2003
   53 - February 12, 2002    118 - May 17, 2002       183 - September 10, 2002   248 - December 31, 2002   313 - April 22, 2003
   54 - February 13, 2002    119 - May 20, 2002       184 - September 11, 2002   249 - January 2, 2003     314 - April 23, 2003
   55 - February 14, 2002    120 - May 21, 2002       185 - September 12, 2002   250 - January 3, 2003     315 - April 24, 2003
   56 - February 15, 2002    121 - May 23, 2002       186 - September 13, 2002   251 - January 6, 2003     316 - April 25, 2003
   57 - February 19, 2002    122 - May 24, 2002       187 - September 16, 2002   252 - January 9, 2003     317 - April 28, 2003
   58 - February 20, 2002    123 - May 28, 2002       188 - September 17, 2002   253 - January 16, 2003    318 - April 29, 2003
   59 - February 21, 2002    124 - May 29, 2002       189 - September 18, 2002   254 - January 17, 2003    319 - April 30, 2003
   60 - February 22, 2002    125 - May 30, 2002       190 - September 19, 2002   255 - January 21, 2003    320 - May 1, 2003
   61 - February 25, 2002    126 - May 31, 2002       191 - September 20, 2002   256 - January 22, 2003    321 - May 2, 2003
   62 - February 26, 2002    127 - June 3, 2002       192 - September 23, 2002   257 - January 24, 2003    322 - May 5, 2003
   63 - February 27, 2002    128 - June 4, 2002       193 - September 24, 2002   258 - January 27, 2003    323 - May 6, 2003
   64 - February 28, 2002    129 - June 5, 2002       194 - September 25, 2002   259 - January 28, 2003    324 - May 7, 2003
   65 - March 1, 2002        130 - June 6, 2002       195 - September 26, 2002   260 - January 30, 2003    325 - May 8, 2003


  326 - May 12, 2003        391 - August 15, 2003     456 - November 17, 2003   521 - February 23, 2004   586 - May 25, 2004
  327 - May 13, 2003        392 - August 18, 2003     457 - November 18, 2003   522 - February 24, 2004   587 - May 26, 2004
  328 - May 14, 2003        393 - August 19, 2003     458 - November 19, 2003   523 - February 25, 2004   588 - May 27, 2004
  329 - May 15, 2003        394 - August 20, 2003     459 - November 20, 2003   524 - February 26, 2004   589 - May 28, 2004
  330 - May 19, 2003        395 - August 21, 2003     460 - November 21, 2003   525 - February 27, 2004   590 - June 1, 2004
  331 - May 20, 2003        396 - August 22, 2003     461 - November 24, 2003   526 - March 1, 2004       591 - June 2, 2004
  332 - May 21, 2003        397 - August 25, 2003     462 - November 25, 2003   527 - March 2, 2004       592 - June 3, 2004
  333 - May 22, 2003        398 - August 26, 2003     463 - November 26, 2003   528 - March 3, 2004       593 - June 4, 2004
  334 - May 23, 2003        399 - August 27, 2003     464 - November 28, 2003   529 - March 4, 2004       594 - June 7, 2004
  335 - May 27, 2003        400 - August 28, 2003     465 - December 1, 2003    530 - March 5, 2004       595 - June 8, 2004
  336 - May 28, 2003        401 - August 29, 2003     466 - December 2, 2003    531 - March 8, 2004       596 - June 9, 2004
  337 - May 29, 2003        402 - September 2, 2003   467 - December 3, 2003    532 - March 9, 2004       597 - June 10, 2004
  338 - May 30, 2003        403 - September 3, 2003   468 - December 4, 2003    533 - March 10, 2004      598 - June 14, 2004
  339 - June 2, 2003        404 - September 5, 2003   469 - December 5, 2003    534 - March 11, 2004      599 - June 15, 2004
  340 - June 3, 2003        405 - September 8, 2003   470 - December 8, 2003    535 - March 12, 2004      600 - June 16, 2004
  341 - June 4, 2003        406 - September 9, 2003   471 - December 9, 2003    536 - March 15, 2004      601 - June 17, 2004
  342 - June 5, 2003        407 - September 10, 2003  472 - December 10, 2003   537 - March 16, 2004      602 - June 18, 2004
  343 - June 6, 2003        408 - September 11, 2003  473 - December 11, 2003   538 - March 17, 2004      603 - June 21, 2004
  344 - June 9, 2003        409 - September 12, 2003  474 - December 12, 2003   539 - March 18, 2004      604 - June 22, 2004
  345 - June 10, 2003       410 - September 15, 2003  475 - December 15, 2003   540 - March 19, 2004      605 - June 23, 2004
  346 - June 11, 2003       411 - September 16, 2003  476 - December 16, 2003   541 - March 22, 2004      606 - June 24, 2004
  347 - June 12, 2003       412 - September 17, 2003  477 - December 17, 2003   542 - March 23, 2004      607 - June 25, 2004
  348 - June 13, 2003       413 - September 18, 2003  478 - December 18, 2003   543 - March 24, 2004      608 - June 28, 2004
  349 - June 16, 2003       414 - September 19, 2003  479 - December 19, 2003   544 - March 25, 2004      609 - June 29, 2004
  350 - June 17, 2003       415 - September 22, 2003  480 - December 22, 2003   545 - March 26, 2004      610 - July 1, 2004
  351 - June 18, 2003       416 - September 23, 2003  481 - December 23, 2003   546 - March 29, 2004      611 - July 2, 2004
  352 - June 19, 2003       417 - September 24, 2003  482 - December 24, 2003   547 - March 30, 2004      612 - July 6, 2004
  353 - June 20, 2003       418 - September 25, 2003  483 - December 26, 2003   548 - March 31, 2004      613 - July 7, 2004
  354 - June 23, 2003       419 - September 26, 2003  484 - December 29, 2003   549 - April 1, 2004       614 - July 8, 2004
  355 - June 24, 2003       420 - September 29, 2003  485 - December 30, 2003   550 - April 2, 2004       615 - July 9, 2004
  356 - June 25, 2003       421 - September 30, 2003  486 - December 31, 2003   551 - April 5, 2004       616 - July 12, 2004
  357 - June 26, 2003       422 - October 1, 2003     487 - January 2, 2004     552 - April 6, 2004       617 - July 13, 2004
  358 - June 27, 2003       423 - October 2, 2003     488 - January 5, 2004     553 - April 7, 2004       618 - July 14, 2004
  359 - June 30, 2003       424 - October 3, 2003     489 - January 6, 2004     554 - April 8, 2004       619 - July 15, 2004
  360 - July 1, 2003        425 - October 4, 2003     490 - January 7, 2004     555 - April 12, 2004      620 - July 16, 2004
  361 - July 2, 2003        426 - October 6, 2003     491 - January 8, 2004     556 - April 13, 2004      621 - July 19, 2004
  362 - July 3, 2003        427 - October 7, 2003     492 - January 9, 2004     557 - April 14, 2004      622 - July 20, 2004
  363 - July 7, 2003        428 - October 8, 2003     493 - January 12, 2004    558 - April 15, 2004      623 - July 21, 2004
  364 - July 8, 2003        429 - October 9, 2003     494 - January 13, 2004    559 - April 16, 2004      624 - July 22, 2004
  365 - July 9, 2003        430 - October 10, 2003    495 - January 14, 2004    560 - April 19, 2004      625 - July 23, 2004
  366 - July 10, 2003       431 - October 13, 2003    496 - January 15, 2004    561 - April 20, 2004      626 - July 26, 2004
  367 - July 11, 2003       432 - October 14, 2003    497 - January 16, 2004    562 - April 21, 2004      627 - July 27, 2004
  368 - July 14, 2003       433 - October 15, 2003    498 - January 20, 2004    563 - April 22, 2004      628 - July 28, 2004
  369 - July 15, 2003       434 - October 16, 2003    499 - January 21, 2004    564 - April 23, 2004      629 - July 29, 2004
  370 - July 17, 2003       435 - October 17, 2003    500 - January 22, 2004    565 - April 26, 2004      630 - July 30, 2004
  371 - July 18, 2003       436 - October 20, 2003    501 - January 23, 2004    566 - April 27, 2004      631 - August 2, 2004
  372 - July 21, 2003       437 - October 21, 2003    502 - January 26, 2004    567 - April 28, 2004      632 - August 3, 2004
  373 - July 22, 2003       438 - October 22, 2003    503 - January 27, 2004    568 - April 29, 2004      633 - August 4, 2004
  374 - July 23, 2003       439 - October 23, 2003    504 - January 28, 2004    569 - April 30, 2004      634 - August 5, 2004
  375 - July 24, 2003       440 - October 24, 2003    505 - January 29, 2004    570 - May 3, 2004         635 - August 6, 2004
  376 - July 25, 2003       441 - October 27, 2003    506 - January 30, 2004    571 - May 4, 2004         636 - August 9, 2004
  377 - July 28, 2003       442 - October 28, 2003    507 - February 2, 2004    572 - May 5, 2004         637 - August 10, 2004
  378 - July 29, 2003       443 - October 29, 2003    508 - February 3, 2004    573 - May 6, 2004         638 - August 11, 2004
  379 - July 30, 2003       444 - October 30, 2003    509 - February 4, 2004    574 - May 7, 2004         639 - August 12, 2004
  380 - July 31, 2003       445 - October 31, 2003    510 - February 5, 2004    575 - May 10, 2004        640 - August 13, 2004
  381 - August 1, 2003      446 - November 3, 2003    511 - February 6, 2004    576 - May 11, 2004        641 - August 16, 2004
  382 - August 4, 2003      447 - November 4, 2003    512 - February 9, 2004    577 - May 12, 2004        642 - August 17, 2004
  383 - August 5, 2003      448 - November 5, 2003    513 - February 10, 2004   578 - May 13, 2004        643 - August 18, 2004
  384 - August 6, 2003      449 - November 6, 2003    514 - February 11, 2004   579 - May 14, 2004        644 - August 19, 2004
  385 - August 7, 2003      450 - November 7, 2003    515 - February 12, 2004   580 - May 17, 2004        645 - August 20, 2004
  386 - August 8, 2003      451 - November 10, 2003   516 - February 13, 2004   581 - May 18, 2004        646 - August 23, 2004
  387 - August 11, 2003     452 - November 11, 2003   517 - February 17, 2004   582 - May 19, 2004        647 - August 24, 2004
  388 - August 12, 2003     453 - November 12, 2003   518 - February 18, 2004   583 - May 20, 2004        648 - August 25, 2004
  389 - August 13, 2003     454 - November 13, 2003   519 - February 19, 2004   584 - May 21, 2004        649 - August 26, 2004
  390 - August 14, 2003     455 - November 14, 2003   520 - February 20, 2004   585 - May 24, 2004        650 - August 27, 2004


  651 - August 30, 2004      716 - December 1, 2004    781 - March 7, 2005      846 - June 9, 2005         911 - September 13, 2005
  652 - August 31, 2004      717 - December 2, 2004    782 - March 8, 2005      847 - June 10, 2005        912 - September 14, 2005
  653 - September 1, 2004    718 - December 3, 2004    783 - March 9, 2005      848 - June 13, 2005        913 - September 15, 2005
  654 - September 2, 2004    719 - December 6, 2004    784 - March 10, 2005     849 - June 14, 2005        914 - September 16, 2005
  655 - September 3, 2004    720 - December 7, 2004    785 - March 11, 2005     850 - June 15, 2005        915 - September 19, 2005
  656 - September 7, 2004    721 - December 8, 2004    786 - March 14, 2005     851 - June 16, 2005        916 - September 21, 2005
  657 - September 8, 2004    722 - December 9, 2004    787 - March 15, 2005     852 - June 17, 2005        917 - September 22, 2005
  658 - September 9, 2004    723 - December 10, 2004   788 - March 16, 2005     853 - June 20, 2005        918 - September 23, 2005
  659 - September 10, 2004   724 - December 13, 2004   789 - March 17, 2005     854 - June 21, 2005        919 - September 26, 2005
  660 - September 13, 2004   725 - December 14, 2004   790 - March 18, 2005     855 - June 22, 2005        920 - September 27, 2005
  661 - September 14, 2004   726 - December 15, 2004   791 - March 21, 2005     856 - June 23, 2005        921 - September 29, 2005
  662 - September 15, 2004   727 - December 16, 2004   792 - March 22, 2005     857 - June 24, 2005        922 - September 30, 2005
  663 - September 16, 2004   728 - December 17, 2004   793 - March 23, 2005     858 - June 27, 2005        923 - October 3, 2005
  664 - September 17, 2004   729 - December 20, 2004   794 - March 24, 2005     859 - June 28, 2005        924 - October 4, 2005
  665 - September 20, 2004   730 - December 21, 2004   795 - March 28, 2005     860 - June 29, 2005        925 - October 5, 2005
  666 - September 21, 2004   731 - December 22, 2004   796 - March 29, 2005     861 - June 30, 2005        926 - October 6, 2005
  667 - September 22, 2004   732 - December 23, 2004   797 - March 30, 2005     862 - July 1, 2005         927 - October 7, 2005
  668 - September 23, 2004   733 - December 27, 2004   798 - March 31, 2005     863 - July 5, 2005         928 - October 10, 2005
  669 - September 24, 2004   734 - December 28, 2004   799 - April 1, 2005      864 - July 6, 2005         929 - October 11, 2005
  670 - September 27, 2004   735 - December 29, 2004   800 - April 4, 2005      865 - July 7, 2005         930 - October 12, 2005
  671 - September 28, 2004   736 - December 30, 2004   801 - April 5, 2005      866 - July 8, 2005         931 - October 13, 2005
  672 - September 29, 2004   737 - December 31, 2004   802 - April 6, 2005      867 - July 11, 2005        932 - October 14, 2005
  673 - September 30, 2004   738 - January 3, 2005     803 - April 7, 2005      868 - July 12, 2005        933 - October 17, 2005
  674 - October 1, 2004      739 - January 4, 2005     804 - April 8, 2005      869 - July 13, 2005        934 - October 18, 2005
  675 - October 4, 2004      740 - January 5, 2005     805 - April 11, 2005     870 - July 14, 2005        935 - October 19, 2005
  676 - October 5, 2004      741 - January 6, 2005     806 - April 12, 2005     871 - July 15, 2005        936 - October 20, 2005
  677 - October 6, 2004      742 - January 7, 2005     807 - April 13, 2005     872 - July 18, 2005        937 - October 21, 2005
  678 - October 7, 2004      743 - January 10, 2005    808 - April 14, 2005     873 - July 19, 2005        938 - October 24, 2005
  679 - October 8, 2004      744 - January 11, 2005    809 - April 15, 2005     874 - July 20, 2005        939 - October 25, 2005
  680 - October 11, 2004     745 - January 12, 2005    810 - April 18, 2005     875 - July 21, 2005        940 - October 26, 2005
  681 - October 12, 2004     746 - January 13, 2005    811 - April 19, 2005     876 - July 22, 2005        941 - October 27, 2005
  682 - October 13, 2004     747 - January 14, 2005    812 - April 20, 2005     877 - July 25, 2005        942 - October 28, 2005
  683 - October 14, 2004     748 - January 18, 2005    813 - April 21, 2005     878 - July 26, 2005        943 - October 31, 2005
  684 - October 15, 2004     749 - January 19, 2005    814 - April 22, 2005     879 - July 27, 2005        944 - November 1, 2005
  685 - October 18, 2004     750 - January 20, 2005    815 - April 25, 2005     880 - July 28, 2005        945 - November 2, 2005
  686 - October 19, 2004     751 - January 21, 2005    816 - April 26, 2005     881 - July 29, 2005        946 - November 3, 2005
  687 - October 20, 2004     752 - January 24, 2005    817 - April 27, 2005     882 - August 1, 2005       947 - November 4, 2005
  688 - October 21, 2004     753 - January 25, 2005    818 - April 28, 2005     883 - August 2, 2005       948 - November 7, 2005
  689 - October 22, 2004     754 - January 26, 2005    819 - April 29, 2005     884 - August 3, 2005       949 - November 8, 2005
  690 - October 25, 2004     755 - January 27, 2005    820 - May 2, 2005        885 - August 4, 2005       950 - November 9, 2005
  691 - October 26, 2004     756 - January 28, 2005    821 - May 3, 2005        886 - August 5, 2005       951 - November 10, 2005
  692 - October 27, 2004     757 - January 31, 2005    822 - May 4, 2005        887 - August 8, 2005       952 - November 11, 2005
  693 - October 28, 2004     758 - February 1, 2005    823 - May 5, 2005        888 - August 9, 2005       953 - November 14, 2005
  694 - October 29, 2004     759 - February 2, 2005    824 - May 6, 2005        889 - August 10, 2005      954 - November 15, 2005
  695 - November 1, 2004     760 - February 3, 2005    825 - May 9, 2005        890 - August 11, 2005      955 - November 16, 2005
  696 - November 2, 2004     761 - February 4, 2005    826 - May 10, 2005       891 - August 12, 2005      956 - November 17, 2005
  697 - November 3, 2004     762 - February 7, 2005    827 - May 11, 2005       892 - August 15, 2005      957 - November 18, 2005
  698 - November 4, 2004     763 - February 8, 2005    828 - May 12, 2005       893 - August 16, 2005      958 - November 21, 2005
  699 - November 5, 2004     764 - February 9, 2005    829 - May 13, 2005       894 - August 17, 2005      959 - November 22, 2005
  700 - November 8, 2004     765 - February 10, 2005   830 - May 16, 2005       895 - August 18, 2005      960 - November 23, 2005
  701 - November 9, 2004     766 - February 11, 2005   831 - May 17, 2005       896 - August 19, 2005      961 - November 25, 2005
  702 - November 10, 2004    767 - February 14, 2005   832 - May 18, 2005       897 - August 22, 2005      962 - November 28, 2005
  703 - November 11, 2004    768 - February 15, 2005   833 - May 19, 2005       898 - August 24, 2005      963 - November 29, 2005
  704 - November 12, 2004    769 - February 16, 2005   834 - May 20, 2005       899 - August 25, 2005      964 - November 30, 2005
  705 - November 15, 2004    770 - February 17, 2005   835 - May 23, 2005       900 - August 26, 2005      965 - December 1, 2005
  706 - November 16, 2004    771 - February 18, 2005   836 - May 24, 2005       901 - August 29, 2005      966 - December 2, 2005
  707 - November 17, 2004    772 - February 22, 2005   837 - May 25, 2005       902 - August 30, 2005      967 - December 5, 2005
  708 - November 18, 2004    773 - February 23, 2005   838 - May 26, 2005       903 - August 31, 2005      968 - December 6, 2005
  709 - November 19, 2004    774 - February 24, 2005   839 - May 27, 2005       904 - September 1, 2005    969 - December 7, 2005
  710 - November 22, 2004    775 - February 25, 2005   840 - May 31, 2005       905 - September 2, 2005    970 - December 9, 2005
  711 - November 23, 2004    776 - February 28, 2005   841 - June 1, 2005       906 - September 6, 2005    971 - December 12, 2005
  712 - November 24, 2004    777 - March 1, 2005       842 - June 2, 2005       907 - September 7, 2005    972 - December 13, 2005
  713 - November 26, 2004    778 - March 2, 2005       843 - June 3, 2005       908 - September 8, 2005    973 - December 14, 2005
  714 - November 29, 2004    779 - March 3, 2005       844 - June 6, 2005       909 - September 9, 2005    974 - December 16, 2005
  715 - November 30, 2004    780 - March 4, 2005       845 - June 8, 2005       910 - September 12, 2005   975 - December 19, 2005


  976 - December 20, 2005  1041 - March 30, 2006    1106 - July 6, 2006        1171 - October 9, 2006    1236 - January 22, 2007
  977 - December 21, 2005  1042 - March 31, 2006    1107 - July 7, 2006        1172 - October 10, 2006   1237 - January 23, 2007
  978 - December 22, 2005  1043 - April 3, 2006     1108 - July 10, 2006       1173 - October 11, 2006   1238 - January 24, 2007
  979 - December 23, 2005  1044 - April 4, 2006     1109 - July 11, 2006       1174 - October 12, 2006   1239 - January 25, 2007
  980 - December 27, 2005  1045 - April 5, 2006     1110 - July 12, 2006       1175 - October 13, 2006   1240 - January 26, 2007
  981 - December 28, 2005  1046 - April 6, 2006     1111 - July 13, 2006       1176 - October 16, 2006   1241 - January 29, 2007
  982 - December 29, 2005  1047 - April 7, 2006     1112 - July 14, 2006       1177 - October 17, 2006   1242 - January 30, 2007
  983 - December 30, 2005  1048 - April 10, 2006    1113 - July 17, 2006       1178 - October 18, 2006   1243 - January 31, 2007
  984 - January 3, 2006    1049 - April 11, 2006    1114 - July 18, 2006       1179 - October 19, 2006   1244 - February 1, 2007
  985 - January 5, 2006    1050 - April 13, 2006    1115 - July 19, 2006       1180 - October 20, 2006   1245 - February 2, 2007
  986 - January 6, 2006    1051 - April 17, 2006    1116 - July 20, 2006       1181 - October 23, 2006   1246 - February 5, 2007
  987 - January 9, 2006    1052 - April 18, 2006    1117 - July 21, 2006       1182 - October 24, 2006   1247 - February 6, 2007
  988 - January 10, 2006   1053 - April 19, 2006    1118 - July 24, 2006       1183 - October 25, 2006   1248 - February 7, 2007
  989 - January 11, 2006   1054 - April 20, 2006    1119 - July 25, 2006       1184 - October 26, 2006   1249 - February 8, 2007
  990 - January 12, 2006   1055 - April 21, 2006    1120 - July 26, 2006       1185 - October 27, 2006   1250 - February 9, 2007
  991 - January 13, 2006   1056 - April 24, 2006    1121 - July 27, 2006       1186 - October 31, 2006   1251 - February 12, 2007
  992 - January 17, 2006   1057 - April 25, 2006    1122 - July 28, 2006       1187 - November 1, 2006   1252 - February 13, 2007
  993 - January 18, 2006   1058 - April 27, 2006    1123 - July 31, 2006       1188 - November 2, 2006   1253 - February 14, 2007
  994 - January 19, 2006   1059 - April 28, 2006    1124 - August 1, 2006      1189 - November 3, 2006   1254 - February 15, 2007
  995 - January 20, 2006   1060 - May 1, 2006       1125 - August 2, 2006      1190 - November 6, 2006   1255 - February 16, 2007
  996 - January 23, 2006   1061 - May 2, 2006       1126 - August 3, 2006      1191 - November 7, 2006   1256 - February 20, 2007
  997 - January 24, 2006   1062 - May 3, 2006       1127 - August 4, 2006      1192 - November 8, 2006   1257 - February 21, 2007
  998 - January 25, 2006   1063 - May 4, 2006       1128 - August 7, 2006      1193 - November 10, 2006  1258 - February 22, 2007
  999 - January 26, 2006   1064 - May 5, 2006       1129 - August 8, 2006      1194 - November 13, 2006  1259 - February 23, 2007
 1000 - January 27, 2006   1065 - May 8, 2006       1130 - August 9, 2006      1195 - November 14, 2006  1260 - February 26, 2007
 1001 - January 30, 2006   1066 - May 9, 2006       1131 - August 10, 2006     1196 - November 15, 2006  1261 - February 27, 2007
 1002 - January 31, 2006   1067 - May 10, 2006      1132 - August 11, 2006     1197 - November 16, 2006  1262 - February 28, 2007
 1003 - February 1, 2006   1068 - May 11, 2006      1133 - August 14, 2006     1198 - November 17, 2006  1263 - March 1, 2007
 1004 - February 2, 2006   1069 - May 12, 2006      1134 - August 15, 2006     1199 - November 20, 2006  1264 - March 2, 2007
 1005 - February 3, 2006   1070 - May 15, 2006      1135 - August 16, 2006     1200 - November 21, 2006  1265 - March 5, 2007
 1006 - February 6, 2006   1071 - May 16, 2006      1136 - August 17, 2006     1201 - November 22, 2006  1266 - March 6, 2007
 1007 - February 7, 2006   1072 - May 17, 2006      1137 - August 18, 2006     1202 - November 24, 2006  1267 - March 7, 2007
 1008 - February 8, 2006   1073 - May 18, 2006      1138 - August 21, 2006     1203 - November 27, 2006  1268 - March 8, 2007
 1009 - February 9, 2006   1074 - May 19, 2006      1139 - August 22, 2006     1204 - November 28, 2006  1269 - March 9, 2007
 1010 - February 10, 2006  1075 - May 22, 2006      1140 - August 23, 2006     1205 - November 29, 2006  1270 - March 12, 2007
 1011 - February 13, 2006  1076 - May 23, 2006      1141 - August 24, 2006     1206 - November 30, 2006  1271 - March 13, 2007
 1012 - February 14, 2006  1077 - May 24, 2006      1142 - August 25, 2006     1207 - December 1, 2006   1272 - March 14, 2007
 1013 - February 15, 2006  1078 - May 25, 2006      1143 - August 28, 2006     1208 - December 4, 2006   1273 - March 15, 2007
 1014 - February 16, 2006  1079 - May 26, 2006      1144 - August 29, 2006     1209 - December 5, 2006   1274 - March 16, 2007
 1015 - February 17, 2006  1080 - May 30, 2006      1145 - August 30, 2006     1210 - December 6, 2006   1275 - March 19, 2007
 1016 - February 21, 2006  1081 - May 31, 2006      1146 - August 31, 2006     1211 - December 7, 2006   1276 - March 20, 2007
 1017 - February 22, 2006  1082 - June 1, 2006      1147 - September 1, 2006   1212 - December 11, 2006  1277 - March 21, 2007
 1018 - February 23, 2006  1083 - June 2, 2006      1148 - September 5, 2006   1213 - December 12, 2006  1278 - March 22, 2007
 1019 - February 24, 2006  1084 - June 5, 2006      1149 - September 6, 2006   1214 - December 13, 2006  1279 - March 23, 2007
 1020 - February 27, 2006  1085 - June 6, 2006      1150 - September 7, 2006   1215 - December 14, 2006  1280 - March 26, 2007
 1021 - February 28, 2006  1086 - June 7, 2006      1151 - September 11, 2006  1216 - December 18, 2006  1281 - March 27, 2007
 1022 - March 1, 2006      1087 - June 8, 2006      1152 - September 12, 2006  1217 - December 20, 2006  1282 - March 28, 2007
 1023 - March 2, 2006      1088 - June 9, 2006      1153 - September 13, 2006  1218 - December 21, 2006  1283 - March 29, 2007
 1024 - March 3, 2006      1089 - June 12, 2006     1154 - September 14, 2006  1219 - December 22, 2006  1284 - March 30, 2007
 1025 - March 6, 2006      1090 - June 13, 2006     1155 - September 15, 2006  1220 - December 26, 2006  1285 - April 2, 2007
 1026 - March 7, 2006      1091 - June 14, 2006     1156 - September 18, 2006  1221 - December 27, 2006  1286 - April 3, 2007
 1027 - March 8, 2006      1092 - June 15, 2006     1157 - September 19, 2006  1222 - December 28, 2006  1287 - April 4, 2007
 1028 - March 9, 2006      1093 - June 16, 2006     1158 - September 20, 2006  1223 - December 29, 2006  1288 - April 5, 2007
 1029 - March 10, 2006     1094 - June 19, 2006     1159 - September 21, 2006  1224 - January 3, 2007    1289 - April 9, 2007
 1030 - March 13, 2006     1095 - June 20, 2006     1160 - September 22, 2006  1225 - January 4, 2007    1290 - April 10, 2007
 1031 - March 16, 2006     1096 - June 21, 2006     1161 - September 25, 2006  1226 - January 5, 2007    1291 - April 11, 2007
 1032 - March 17, 2006     1097 - June 22, 2006     1162 - September 26, 2006  1227 - January 8, 2007    1292 - April 12, 2007
 1033 - March 20, 2006     1098 - June 23, 2006     1163 - September 27, 2006  1228 - January 9, 2007    1293 - April 13, 2007
 1034 - March 21, 2006     1099 - June 26, 2006     1164 - September 28, 2006  1229 - January 10, 2007   1294 - April 16, 2007
 1035 - March 22, 2006     1100 - June 27, 2006     1165 - September 29, 2006  1230 - January 11, 2007   1295 - April 17, 2007
 1036 - March 23, 2006     1101 - June 28, 2006     1166 - October 2, 2006     1231 - January 12, 2007   1296 - April 18, 2007
 1037 - March 24, 2006     1102 - June 29, 2006     1167 - October 3, 2006     1232 - January 16, 2007   1297 - April 19, 2007
 1038 - March 27, 2006     1103 - June 30, 2006     1168 - October 4, 2006     1233 - January 17, 2007   1298 - April 20, 2007
 1039 - March 28, 2006     1104 - July 3, 2006      1169 - October 5, 2006     1234 - January 18, 2007   1299 - April 23, 2007
 1040 - March 29, 2006     1105 - July 5, 2006      1170 - October 6, 2006     1235 - January 19, 2007   1300 - April 24, 2007


 1301 - April 25, 2007     1366 - July 27, 2007       1431 - October 31, 2007
 1302 - April 26, 2007     1367 - July 30, 2007       1432 - November 1, 2007
 1303 - April 27, 2007     1368 - July 31, 2007       1433 - November 2, 2007
 1304 - April 30, 2007     1369 - August 1, 2007      1434 - November 5, 2007
 1305 - May 1, 2007        1370 - August 2, 2007      1435 - November 6, 2007
 1306 - May 2, 2007        1371 - August 3, 2007      1436 - November 8, 2007
 1307 - May 3, 2007        1372 - August 6, 2007      1437 - November 9, 2007
 1308 - May 4, 2007        1373 - August 7, 2007      1438 - November 12, 2007
 1309 - May 7, 2007        1374 - August 8, 2007      1439 - November 13, 2007
 1310 - May 8, 2007        1375 - August 9, 2007      1440 - November 14, 2007
 1311 - May 9, 2007        1376 - August 10, 2007     1441 - November 15, 2007
 1312 - May 10, 2007       1377 - August 13, 2007     1442 - November 16, 2007
 1313 - May 11, 2007       1378 - August 14, 2007     1443 - November 19, 2007
 1314 - May 14, 2007       1379 - August 15, 2007     1444 - November 20, 2007
 1315 - May 15, 2007       1380 - August 16, 2007     1445 - November 21, 2007
 1316 - May 16, 2007       1381 - August 17, 2007     1446 - November 23, 2007
 1317 - May 17, 2007       1382 - August 20, 2007     1447 - November 26, 2007
 1318 - May 18, 2007       1383 - August 21, 2007     1448 - November 27, 2007
 1319 - May 21, 2007       1384 - August 23, 2007     1449 - November 28, 2007
 1320 - May 22, 2007       1385 - August 24, 2007     1450 - November 30, 2007
 1321 - May 23, 2007       1386 - August 27, 2007     1451 - December 3, 2007
 1322 - May 24, 2007       1387 - August 28, 2007     1452 - December 4, 2007
 1323 - May 25, 2007       1388 - August 29, 2007     1453 - December 5, 2007
 1324 - May 29, 2007       1389 - August 30, 2007     1454 - December 6, 2007
 1325 - May 30, 2007       1390 - August 31, 2007     1455 - December 7, 2007
 1326 - May 31, 2007       1391 - September 4, 2007   1456 - December 10, 2007
 1327 - June 1, 2007       1392 - September 5, 2007   1457 - December 11, 2007
 1328 - June 4, 2007       1393 - September 6, 2007   1458 - December 12, 2007
 1329 - June 5, 2007       1394 - September 7, 2007   1459 - December 13, 2007
 1330 - June 6, 2007       1395 - September 10, 2007  1460 - December 14, 2007
 1331 - June 7, 2007       1396 - September 11, 2007  1461 - December 17, 2007
 1332 - June 8, 2007       1397 - September 12, 2007  1462 - December 18, 2007
 1333 - June 11, 2007      1398 - September 13, 2007  1463 - December 19, 2007
 1334 - June 12, 2007      1399 - September 14, 2007  1464 - December 20, 2007
 1335 - June 13, 2007      1400 - September 17, 2007  1465 - December 21, 2007
 1336 - June 14, 2007      1401 - September 18, 2007  1466 - December 24, 2007
 1337 - June 15, 2007      1402 - September 19, 2007  1467 - December 26, 2007
 1338 - June 18, 2007      1403 - September 20, 2007  1468 - December 27, 2007
 1339 - June 19, 2007      1404 - September 21, 2007  1469 - December 28, 2007
 1340 - June 20, 2007      1405 - September 24, 2007  1470 - December 31, 2007
 1341 - June 21, 2007      1406 - September 25, 2007
 1342 - June 22, 2007      1407 - September 26, 2007
 1343 - June 25, 2007      1408 - September 28, 2007
 1344 - June 26, 2007      1409 - October 1, 2007
 1345 - June 27, 2007      1410 - October 2, 2007
 1346 - June 28, 2007      1411 - October 3, 2007
 1347 - June 29, 2007      1412 - October 4, 2007
 1348 - July 2, 2007       1413 - October 5, 2007
 1349 - July 3, 2007       1414 - October 8, 2007
 1350 - July 5, 2007       1415 - October 9, 2007
 1351 - July 6, 2007       1416 - October 10, 2007
 1352 - July 9, 2007       1417 - October 11, 2007
 1353 - July 10, 2007      1418 - October 12, 2007
 1354 - July 11, 2007      1419 - October 15, 2007
 1355 - July 12, 2007      1420 - October 16, 2007
 1356 - July 13, 2007      1421 - October 17, 2007
 1357 - July 16, 2007      1422 - October 18, 2007
 1358 - July 17, 2007      1423 - October 19, 2007
 1359 - July 18, 2007      1424 - October 22, 2007
 1360 - July 19, 2007      1425 - October 23, 2007
 1361 - July 20, 2007      1426 - October 24, 2007
 1362 - July 23, 2007      1427 - October 25, 2007
 1363 - July 24, 2007      1428 - October 26, 2007
 1364 - July 25, 2007      1429 - October 29, 2007
 1365 - July 26, 2007      1430 - October 30, 2007

                       Jackson National Separate Account V

                                     [LOGO]

                              Financial Statements

                                December 31, 2007

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2007

                                          JNL/AIM            JNL/AIM              JNL/AIM            JNL/AIM
                                       International        Large Cap           Real Estate         Small Cap         JNL/Alger
                                     Growth Portfolio   Growth Portfolio         Portfolio      Growth Portfolio   Growth Portfolio
                                     ----------------   ----------------        -----------     ----------------   ----------------
Assets
Investments, at value (a)               $ 3,284,328        $ 1,191,403           $ 433,384          $ 111,610             $ -
Receivables:
   Dividend receivable                            -                  -                   -                  -               -
   Investment securities sold                   422                151                  75                 14               -
   Sub-account units sold                         -                  -                 558                  -               -
                                        -----------        -----------           ---------          ---------             ---
Total assets                              3,284,750          1,191,554             434,017            111,624               -
                                        -----------        -----------           ---------          ---------             ---
Liabilities
Payables:
   Investment securities purchased                -                  -                 558                  -               -
   Sub-account units redeemed                     3                  -                  20                  -               -
   Insurance fees due to Jackson                419                151                  55                 14               -
                                        -----------        -----------           ---------          ---------             ---
Total liabilities                               422                151                 633                 14               -
                                        -----------        -----------           ---------          ---------             ---
Net assets (Note 6)                     $ 3,284,328        $ 1,191,403           $ 433,384          $ 111,610             $ -
------------------------------------    ===========        ===========           =========          =========             ===

(a) Investment shares                       208,661             79,799              34,838              7,531               -
    Investments at cost                 $ 2,321,136        $ 1,128,153           $ 493,594          $ 112,450             $ -

                                        JNL/Capital       JNL/Capital          JNL/Capital         JNL/Capital    JNL/Credit Suisse
                                      Guardian Global   Guardian Global         Guardian          Guardian U.S.     Global Natural
                                         Balanced         Diversified      International Small    Growth Equity       Resources
                                         Portfolio     Research Portfolio     Cap Portfolio         Portfolio         Portfolio
                                      ---------------  ------------------  -------------------    -------------   -----------------
Assets
Investments, at value (a)                $ 594,213         $ 3,520,366             $ -             $ 5,458,599        $ 582,886
Receivables:
   Dividend receivable                           -                   -               -                       -                -
   Investment securities sold                  405                 446               -                   4,491               74
   Sub-account units sold                        -                   -               -                       -                -
                                         ---------         -----------             ---             -----------        ---------
Total assets                               594,618           3,520,812               -               5,463,090          582,960
                                         ---------         -----------             ---             -----------        ---------
Liabilities
Payables:
   Investment securities purchased               -                   -               -                       -                -
   Sub-account units redeemed                  328                   -               -                   3,794                -
   Insurance fees due to Jackson                77                 446               -                     697               74
                                         ---------         -----------             ---             -----------        ---------
Total liabilities                              405                 446               -                   4,491               74
                                         ---------         -----------             ---             -----------        ---------
Net assets (Note 6)                      $ 594,213         $ 3,520,366             $ -             $ 5,458,599        $ 582,886
------------------------------------     =========         ===========             ===             ===========        =========

(a) Investment shares                       49,725             131,997               -                 230,515           41,934
    Investments at cost                  $ 570,861         $ 3,546,032             $ -             $ 4,946,773        $ 541,774

                    See notes to the financial statements.                     2

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2007

                                             JNL/                                                                     JNL/Franklin
                                         Credit Suisse        JNL/Eagle         JNL/Eagle         JNL/Franklin         Templeton
                                          Long/Short         Core Equity     SmallCap Equity   Templeton Founding    Global Growth
                                           Portfolio          Portfolio         Portfolio      Strategy Portfolio      Portfolio
                                         -------------       -----------     ---------------   ------------------    -------------
Assets
Investments, at value (a)                   $ 24,591         $ 4,670,956        $ 463,493           $ 550,394          $ 199,652
Receivables:
   Dividend receivable                             -                   -                -                   -                  -
   Investment securities sold                      3                 605              331                 142                 26
   Sub-account units sold                          -                   -                -                   -                  -
                                            --------         -----------        ---------           ---------          ---------
Total assets                                  24,594           4,671,561          463,824             550,536            199,678
                                            --------         -----------        ---------           ---------          ---------

Liabilities
Payables:
   Investment securities purchased                 -                   -                -                   -                  -
   Sub-account units redeemed                      -                  11              272                  73                  -
   Insurance fees due to Jackson                   3                 594               59                  69                 26
                                            --------         -----------        ---------           ---------          ---------
Total liabilities                                  3                 605              331                 142                 26
                                            --------         -----------        ---------           ---------          ---------
Net assets (Note 6)                         $ 24,591         $ 4,670,956        $ 463,493           $ 550,394          $ 199,652
------------------------------------        ========         ===========        =========           =========          =========

(a) Investment shares                          2,266             321,470           22,359              54,548             19,985
    Investments at cost                     $ 25,188         $ 4,583,562        $ 513,379           $ 566,258          $ 201,618

                                                                               JNL/Franklin           JNL/               JNL/
                                         JNL/Franklin       JNL/Franklin        Templeton         Goldman Sachs      Goldman Sachs
                                          Templeton       Templeton Mutual      Small Cap           Core Plus           Mid Cap
                                       Income Portfolio   Shares Portfolio   Value Portfolio     Bond Portfolio     Value Portfolio
                                       ----------------   ----------------   ---------------     --------------     ---------------
Assets
Investments, at value (a)                  $ 474,158          $ 579,521         $ 177,574          $ 2,944,308         $ 496,718
Receivables:
   Dividend receivable                             -                  -                 -                    -                 -
   Investment securities sold                     96                 77                22                  375               162
   Sub-account units sold                          -                  -               404                    -                 -
                                           ---------          ---------         ---------          -----------         ---------
Total assets                                 474,254            579,598           178,000            2,944,683           496,880
                                           ---------          ---------         ---------          -----------         ---------

Liabilities
Payables:
   Investment securities purchased                 -                  -               404                    -                 -
   Sub-account units redeemed                     35                  -                 -                    2                99
   Insurance fees due to Jackson                  61                 77                22                  373                63
                                           ---------          ---------         ---------          -----------         ---------
Total liabilities                                 96                 77               426                  375               162
                                           ---------          ---------         ---------          -----------         ---------
Net assets (Note 6)                        $ 474,158          $ 579,521         $ 177,574          $ 2,944,308         $ 496,718
------------------------------------       =========          =========         =========          ===========         =========

(a) Investment shares                         45,029             57,836            15,604              245,155            38,746
    Investments at cost                    $ 487,286          $ 583,960         $ 193,666          $ 2,794,947         $ 487,516

                    See notes to the financial statements.                     3

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2007

                                              JNL/                                           JNL/JPMorgan
                                         Goldman Sachs      JNL/JPMorgan    JNL/JPMorgan    U.S. Government      JNL/Lazard
                                         Short Duration    International    MidCap Growth    & Quality Bond   Emerging Markets
                                         Bond Portfolio   Value Portfolio     Portfolio        Portfolio         Portfolio
                                         --------------   ---------------   -------------   ---------------   ----------------
Assets
Investments, at value (a)                  $ 590,090        $ 4,392,438      $ 1,368,699       $ 281,091         $ 938,600
Receivables:
   Dividend receivable                             -                  -                -               -                 -
   Investment securities sold                     76              1,506              182              35               128
   Sub-account units sold                          -                  -                -               -                 -
                                           ---------        -----------      -----------       ---------         ---------
Total assets                                 590,166          4,393,944        1,368,881         281,126           938,728
                                           ---------        -----------      -----------       ---------         ---------

Liabilities
Payables:
   Investment securities purchased                 -                  -                -               -                 -
   Sub-account units redeemed                      -                947                9               -                 9
   Insurance fees due to Jackson                  76                559              173              35               119
                                           ---------        -----------      -----------       ---------         ---------
Total liabilities                                 76              1,506              182              35               128
                                           ---------        -----------      -----------       ---------         ---------
Net assets (Note 6)                        $ 590,090        $ 4,392,438      $ 1,368,699       $ 281,091         $ 938,600
--------------------------------------     =========        ===========      ===========       =========         =========

(a) Investment shares                         56,253            306,093           68,196          23,943            64,865
    Investments at cost                    $ 576,746        $ 3,450,962      $ 1,382,748       $ 282,840         $ 886,902

                                           JNL/Lazard         JNL/Lazard        JNL/MCM                            JNL/MCM
                                             Mid Cap          Small Cap         10 x 10          JNL/MCM          Bond Index
                                         Value Portfolio   Value Portfolio     Portfolio      25 Portfolio        Portfolio
                                         ---------------   ---------------     ---------      ------------        ----------
Assets
Investments, at value (a)                  $ 4,836,420       $ 4,517,211        $ 84,187        $ 30,726           $ 641,964
Receivables:
   Dividend receivable                               -                 -               -               -                   -
   Investment securities sold                      628               581              11               4                 281
   Sub-account units sold                        3,691             1,717               -               -                   -
                                           -----------       -----------        --------        --------          ----------
Total assets                                 4,840,739         4,519,509          84,198          30,730             642,245
                                           -----------       -----------        --------        --------          ----------

Liabilities
Payables:
   Investment securities purchased               3,691             1,717               -               -                   -
   Sub-account units redeemed                       11                 6               -               -                 197
   Insurance fees due to Jackson                   617               575              11               4                  84
                                           -----------       -----------        --------        --------          ----------
Total liabilities                                4,319             2,298              11               4                 281
                                           -----------       -----------        --------        --------          ----------
Net assets (Note 6)                        $ 4,836,420       $ 4,517,211        $ 84,187        $ 30,726           $ 641,964
--------------------------------------     ===========       ===========        ========        ========           =========

(a) Investment shares                          421,658           438,139           8,487           2,319              57,524
    Investments at cost                    $ 5,511,413       $ 5,220,261        $ 90,121        $ 33,176           $ 625,645

                    See notes to the financial statements.                     4

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2007

                                                                                                 JNL/MCM
                                             JNL/MCM            JNL/MCM           JNL/MCM        Enhanced           JNL/MCM
                                          Communications    Consumer Brands    Dow Dividend    S&P 500 Stock       Financial
                                         Sector Portfolio   Sector Portfolio     Portfolio    Index Portfolio   Sector Portfolio
                                         ----------------   ----------------   ------------   ---------------   ----------------
Assets
Investments, at value (a)                    $ 211,742         $  27,971           $ -          $ 5,598,577         $ 146,970
Receivables:
   Dividend receivable                               -                 -             -                    -                 -
   Investment securities sold                       27                 3             -                4,212                19
   Sub-account units sold                            -                 -             -                    -                 -
                                             ---------         ---------           ---          -----------         ---------
Total assets                                   211,769            27,974             -            5,602,789           146,989
                                             ---------         ---------           ---          -----------         ---------

Liabilities
Payables:
   Investment securities purchased                   -                 -             -                    -                 -
   Sub-account units redeemed                        -                 -             -                3,498                 -
   Insurance fees due to Jackson                    27                 3             -                  714                19
                                             ---------         ---------           ---          -----------         ---------
Total liabilities                                   27                 3             -                4,212                19
                                             ---------         ---------           ---          -----------         ---------
Net assets (Note 6)                          $ 211,742         $  27,971           $ -          $ 5,598,577         $ 146,970
--------------------------------------       =========         =========           ===          ===========         =========

(a) Investment shares                           36,633             2,531             -              639,837            11,872
    Investments at cost                      $ 215,992         $  30,497           $ -          $ 5,167,495         $ 174,714

                                                 JNL/MCM        JNL/MCM           JNL/MCM          JNL/MCM            JNL/MCM
                                               Healthcare       Index 5        International        JNL 5          JNL Optimized
                                            Sector Portfolio   Portfolio      Index Portfolio     Portfolio         5 Portfolio
                                            ----------------   ---------      ---------------   ------------       -------------
Assets
Investments, at value (a)                      $ 384,868        $ 20,789        $ 1,659,076     $ 13,147,368         $ 615,948
Receivables:
   Dividend receivable                                 -               -                  -                -                 -
   Investment securities sold                         49               3                549           23,064               567
   Sub-account units sold                             33               -              1,157              652                 -
                                               ---------        --------        -----------     ------------         ---------
Total assets                                     384,950          20,792          1,660,782       13,171,084           616,515
                                               ---------        --------        -----------     ------------         ---------

Liabilities
Payables:
   Investment securities purchased                    33               -              1,157              652                 -
   Sub-account units redeemed                          -               -                339           21,400               491
   Insurance fees due to Jackson                      49               3                210            1,664                76
                                               ---------        --------        -----------     ------------         ---------
Total liabilities                                     82               3              1,706           23,716               567
                                               ---------        --------        -----------     ------------         ---------
Net assets (Note 6)                            $ 384,868        $ 20,789        $ 1,659,076     $ 13,147,368         $ 615,948
--------------------------------------         =========        ========        ===========     ============         =========

(a) Investment shares                             28,851           2,079             94,534          923,919            51,372
    Investments at cost                        $ 359,562        $ 20,443        $ 1,525,190     $ 12,271,234         $ 618,748

                    See notes to the financial statements.                     5

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2007

                                            JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM
                                           Nasdaq 25      NYSE International       Oil & Gas           S&P 24        S&P 400 MidCap
                                           Portfolio         25 Portfolio      Sector Portfolio      Portfolio      Index Portfolio
                                           ---------      ------------------   ----------------      ---------      ---------------
Assets
Investments, at value (a)                     $ -              $ 16,332           $ 2,102,026           $ -            $ 819,233
Receivables:
   Dividend receivable                          -                     -                     -             -                    -
   Investment securities sold                   -                     2                   858             -                  253
   Sub-account units sold                       -                     -                     -             -                    -
                                              ---              --------           -----------           ---            ---------
Total assets                                    -                16,334             2,102,884             -              819,486
                                              ---              --------           -----------           ---            ---------
Liabilities
Payables:
   Investment securities purchased              -                     -                     -             -                    -
   Sub-account units redeemed                   -                     -                   591             -                  149
   Insurance fees due to Jackson                -                     2                   267             -                  104
                                              ---              --------           -----------           ---            ---------
Total liabilities                               -                     2                   858             -                  253
                                              ---              --------           -----------           ---            ---------
Net assets (Note 6)                           $ -              $ 16,332           $ 2,102,026           $ -            $ 819,233
-------------------------------------         ===              ========           ===========           ===            =========

(a) Investment shares                           -                 1,447                57,074             -               55,428
    Investments at cost                       $ -              $ 16,408           $ 1,679,833           $ -            $ 827,145

                                            JNL/MCM            JNL/MCM             JNL/MCM            JNL/MCM           JNL/MCM
                                            S&P 500            S&P SMid        Select Small-Cap      Small Cap         Technology
                                        Index Portfolio      60 Portfolio          Portfolio      Index Portfolio   Sector Portfolio
                                        ---------------      ------------      ----------------   ---------------   ----------------
Assets
Investments, at value (a)                 $ 1,428,056            $ 894             $ 61,943          $ 615,112         $ 298,906
Receivables:
   Dividend receivable                              -                -                    -                  -                 -
   Investment securities sold                     181                -                    8                 78                39
   Sub-account units sold                          26                -                    -                669                 -
                                          -----------            -----             --------          ---------         ---------
Total assets                                1,428,263              894               61,951            615,859           298,945
                                          -----------            -----             --------          ---------         ---------

Liabilities
Payables:
   Investment securities purchased                 26                -                    -                669                 -
   Sub-account units redeemed                       -                -                    -                  -                 -
   Insurance fees due to Jackson                  181                -                    8                 78                39
                                          -----------            -----             --------          ---------         ---------
Total liabilities                                 207                -                    8                747                39
                                          -----------            -----             --------          ---------         ---------
Net assets (Note 6)                       $ 1,428,056            $ 894             $ 61,943          $ 615,112         $ 298,906
-------------------------------------     ===========            =====             ========          =========         =========

(a) Investment shares                         115,539              103                3,231             45,463            38,920
    Investments at cost                   $ 1,320,337            $ 979             $ 75,430          $ 632,505         $ 295,420

                    See notes to the financial statements.                     6

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2007

                                                                              JNL/
                                           JNL/MCM                         Oppenheimer         JNL/             JNL/PIMCO
                                         Value Line 30      JNL/MCM       Global Growth     Oppenheimer        Real Return
                                          Portfolio      VIP Portfolio      Portfolio     Growth Portfolio      Portfolio
                                         -------------   -------------    -------------   ----------------     -----------
Assets
Investments, at value (a)                    $ -          $ 1,332,110      $ 3,343,208          $ -             $ 104,312
Receivables:
   Dividend receivable                         -                    -                -            -                     -
   Investment securities sold                  -                  187              453            -                    13
   Sub-account units sold                      -                    -                -            -                     -
                                             ---          -----------      -----------          ---             ---------
Total assets                                   -            1,332,297        3,343,661            -               104,325
                                             ---          -----------      -----------          ---             ---------
Liabilities
Payables:
   Investment securities purchased             -                    -                -            -                     -
   Sub-account units redeemed                  -                   17               30            -                     -
   Insurance fees due to Jackson               -                  170              423            -                    13
                                             ---          -----------      -----------          ---             ---------
Total liabilities                              -                  187              453            -                    13
                                             ---          -----------      -----------          ---             ---------
Net assets (Note 6)                          $ -          $ 1,332,110      $ 3,343,208          $ -             $ 104,312
-------------------------------------        ===          ===========      ===========          ===             =========

(a) Investment shares                          -               91,617          223,327            -                 9,406
    Investments at cost                      $ -          $ 1,083,033      $ 2,656,896          $ -             $  99,710

                                                              JNL/            JNL/              JNL/
                                          JNL/PIMCO       PPM America     PPM America        PPM America        JNL/Putnam
                                         Total Return     Core Equity      High Yield       Value Equity          Midcap
                                        Bond Portfolio     Portfolio     Bond Portfolio       Portfolio      Growth Portfolio
                                        --------------    -----------    --------------     ------------     ----------------
Assets
Investments, at value (a)                 $ 8,235,605       $ 68,177       $ 2,587,299        $ 115,253            $ -
Receivables:
   Dividend receivable                              -              -                 -                -              -
   Investment securities sold                   1,064              9               577               50              -
   Sub-account units sold                         125              -                83                -              -
                                          -----------       --------       -----------        ---------            ---
Total assets                                8,236,794         68,186         2,587,959          115,303              -
                                          -----------       --------       -----------        ---------            ---
Liabilities
Payables:
   Investment securities purchased                125              -                83                -              -
   Sub-account units redeemed                      20              -               248               35              -
   Insurance fees due to Jackson                1,044              9               329               15              -
                                          -----------       --------       -----------        ---------            ---
Total liabilities                               1,189              9               660               50              -
                                          -----------       --------       -----------        ---------            ---
Net assets (Note 6)                       $ 8,235,605       $ 68,177       $ 2,587,299        $ 115,253            $ -
-------------------------------------     ===========       ========       ===========        =========            ===

(a) Investment shares                         684,020          3,247           348,223            6,018              -
    Investments at cost                   $ 7,905,350       $ 64,071       $ 2,772,792        $ 118,546            $ -

                    See notes to the financial statements.                     7

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2007

                                                           JNL/S&P             JNL/            JNL/            JNL/S&P
                                                         Competitive     S&P Disciplined  S&P Disciplined    Disciplined
                                         JNL/S&P 4        Advantage           Growth         Moderate          Moderate
                                         Portfolio        Portfolio         Portfolio        Portfolio     Growth Portfolio
                                         ---------       -----------     ---------------  ---------------  ----------------
Assets
Investments, at value (a)                   $ -              $ -            $ 63,895          $ 4,154          $ 105,104
Receivables:
   Dividend receivable                        -                -                   -                -                  -
   Investment securities sold                 -                -                 157                1                 13
   Sub-account units sold                     -                -                   -                -                  -
                                            ---              ---            --------          -------          ---------
Total assets                                  -                -              64,052            4,155            105,117
                                            ---              ---            --------          -------          ---------
Liabilities
Payables:
   Investment securities purchased            -                -                   -                -                  -
   Sub-account units redeemed                 -                -                 149                -                  -
   Insurance fees due to Jackson              -                -                   8                1                 13
                                            ---              ---            --------          -------          ---------
Total liabilities                             -                -                 157                1                 13
                                            ---              ---            --------          -------          ---------
Net assets (Note 6)                         $ -              $ -            $ 63,895          $ 4,154          $ 105,104
------------------------------------        ===              ===            ========          =======          =========

(a) Investment shares                         -                -               6,000              388              9,850
    Investments at cost                     $ -              $ -            $ 67,374          $ 4,181          $ 105,819

                                          JNL/S&P                             JNL/             JNL/
                                      Dividend Income      JNL/S&P        S&P Managed       S&P Managed          JNL/
                                         & Growth      Intrinsic Value     Aggressive      Conservative      S&P Managed
                                         Portfolio        Portfolio     Growth Portfolio     Portfolio     Growth Portfolio
                                      ---------------  ---------------  ----------------   ------------    ----------------
Assets
Investments, at value (a)                   $ -              $ -           $ 9,018,559       $ 700,628       $ 20,966,320
Receivables:
   Dividend receivable                        -                -                     -               -                  -
   Investment securities sold                 -                -                 1,154              87              8,471
   Sub-account units sold                     -                -                     -               -                  -
                                            ---              ---           -----------       ---------       ------------
Total assets                                  -                -             9,019,713         700,715         20,974,791
                                            ---              ---           -----------       ---------       ------------
Liabilities
Payables:
   Investment securities purchased            -                -                     -               -                  -
   Sub-account units redeemed                 -                -                    17               -              5,810
   Insurance fees due to Jackson              -                -                 1,137              87              2,661
                                            ---              ---           -----------       ---------       ------------
Total liabilities                             -                -                 1,154              87              8,471
                                            ---              ---           -----------       ---------       ------------
Net assets (Note 6)                         $ -              $ -           $ 9,018,559       $ 700,628       $ 20,966,320
------------------------------------        ===              ===           ===========       =========       ============

(a) Investment shares                         -                -               605,679          61,084          1,514,908
    Investments at cost                     $ -              $ -           $ 6,858,421       $ 703,589       $ 17,677,341

                    See notes to the financial statements.                     8

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2007

                                            JNL/            JNL/
                                        S&P Managed     S&P Managed         JNL/S&P          JNL/S&P         JNL/S&P
                                          Moderate        Moderate      Retirement 2015  Retirement 2020  Retirement 2025
                                         Portfolio    Growth Portfolio     Portfolio        Portfolio        Portfolio
                                        -----------   ----------------  ---------------  ---------------  ---------------
Assets
Investments, at value (a)                $ 576,830      $ 12,537,899          $ -           $ 26,611           $ -
Receivables:
   Dividend receivable                           -                 -            -                  -             -
   Investment securities sold                   72             3,662            -                  4             -
   Sub-account units sold                        -                 -            -                  -             -
                                         ---------      ------------          ---           --------           ---
Total assets                               576,902        12,541,561            -             26,615             -
                                         ---------      ------------          ---           --------           ---
Liabilities
Payables:
   Investment securities purchased               -                 -            -                  -             -
   Sub-account units redeemed                    -             2,071            -                  -             -
   Insurance fees due to Jackson                72             1,591            -                  4             -
                                         ---------      ------------          ---           --------           ---
Total liabilities                               72             3,662            -                  4             -
                                         ---------      ------------          ---           --------           ---
Net assets (Note 6)                      $ 576,830      $ 12,537,899          $ -           $ 26,611           $ -
------------------------------------     =========      ============          ===           ========           ===

(a) Investment shares                       47,242           949,841            -              2,199             -
    Investments at cost                  $ 563,666      $ 10,959,301          $ -           $ 24,526           $ -

                                           JNL/
                                      S&P Retirement       JNL/S&P         JNL/Select      JNL/Select           JNL/
                                          Income         Total Yield        Balanced      Money Market      Select Value
                                         Portfolio        Portfolio        Portfolio       Portfolio          Portfolio
                                      --------------     -----------      -----------     ------------      ------------
Assets
Investments, at value (a)                $ 41,527            $ -          $ 5,904,663      $ 2,641,497      $ 1,310,793
Receivables:
   Dividend receivable                          -              -                    -              279                -
   Investment securities sold                 179              -                1,009              332              765
   Sub-account units sold                       -              -                4,628                -                -
                                         --------            ---          -----------      -----------      -----------
Total assets                               41,706              -            5,910,300        2,642,108        1,311,558
                                         --------            ---          -----------      -----------      -----------
Liabilities
Payables:
   Investment securities purchased              -              -                4,628                -                -
   Sub-account units redeemed                 174              -                  256                -              602
   Insurance fees due to Jackson                5              -                  753              332              163
                                         --------            ---          -----------      -----------      -----------
Total liabilities                             179              -                5,637              332              765
                                         --------            ---          -----------      -----------      -----------
Net assets (Note 6)                      $ 41,527            $ -          $ 5,904,663      $ 2,641,776      $ 1,310,793
------------------------------------     ========            ===          ===========      ===========      ===========

(a) Investment shares                       3,649              -              336,256        2,641,497           67,811
    Investments at cost                  $ 40,659            $ -          $ 5,608,302      $ 2,641,495      $ 1,302,576

                    See notes to the financial statements.                     9

Jackson National Separate Account V
Statements of Assets and Liabilities
December 31, 2007

                                                                                   JNL/T.Rowe          JNL/T.Rowe      JNL/T.Rowe
                                                                                Price Established     Price Mid-Cap    Price Value
                                                                                Growth Portfolio    Growth Portfolio    Portfolio
                                                `                               -----------------   ----------------   -----------
Assets
Investments, at value (a)                                                          $ 7,353,959         $ 9,008,573     $ 2,132,458
Receivables:
   Dividend receivable                                                                       -                   -               -
   Investment securities sold                                                            1,840               9,848             290
   Sub-account units sold                                                                    -                 208             314
                                                                                   -----------         -----------     -----------
Total assets                                                                         7,355,799           9,018,629       2,133,062
                                                                                   -----------         -----------     -----------

Liabilities
Payables:
   Investment securities purchased                                                           -                 208             314
   Sub-account units redeemed                                                              906               8,703              20
   Insurance fees due to Jackson                                                           934               1,145             270
                                                                                   -----------         -----------     -----------
Total liabilities                                                                        1,840              10,056             604
                                                                                   -----------         -----------     -----------
Net assets (Note 6)                                                                $ 7,353,959         $ 9,008,573     $ 2,132,458
------------------------------------                                               ===========         ===========     ===========

(a) Investment shares                                                                  326,988             296,627         145,560
    Investments at cost                                                            $ 6,157,599         $ 7,783,042     $ 2,156,621

                    See notes to the financial statements.                    10

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2007

                                       JNL/AIM            JNL/AIM             JNL/AIM             JNL/AIM
                                    International        Large Cap          Real Estate          Small Cap          JNL/Alger
                                  Growth Portfolio   Growth Portfolio        Portfolio       Growth Portfolio  Growth Portfolio(b)
                                  ----------------   ----------------       -----------      ----------------  -------------------
Investment income
   Dividends                          $ 44,439          $   4,624          $   16,047            $    380            $    552
                                      --------          ---------          ----------            --------            --------
Expenses
   Insurance Charges (Note 3)           51,102              9,208               9,220               2,653                 970
                                      --------          ---------          ----------            --------            --------
Total expenses                          51,102              9,208               9,220               2,653                 970
                                      --------          ---------          ----------            --------            --------
Net investment income (loss)            (6,663)            (4,584)              6,827              (2,273)               (418)
                                      --------          ---------          ----------            --------            --------

Realized and unrealized gain
  (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                               -             46,960              15,482               8,201                   -
   Investments                         317,243             39,824              29,807              20,162              28,399
Net change in unrealized
  appreciation (depreciation)
  on investments                       (47,430)            37,252            (156,031)             (4,737)            (11,039)
                                      --------          ---------          ----------            --------            --------
Net realized and unrealized gain
  (loss)                               269,813            124,036            (110,742)             23,626              17,360
                                      --------          ---------          ----------            --------            --------

Net increase (decrease) in net
  assets from operations             $ 263,150          $ 119,452          $ (103,915)           $ 21,353            $ 16,942
---------------------------------    =========          =========          ==========            ========            ========

                                      JNL/Capital       JNL/Capital         JNL/Capital         JNL/Capital     JNL/Credit Suisse
                                   Guardian Global    Guardian Global         Guardian         Guardian U.S.      Global Natural
                                       Balanced         Diversified     International Small    Growth Equity        Resources
                                      Portfolio     Research Portfolio   Cap Portfolio(c)        Portfolio         Portfolio(a)
                                   ---------------  ------------------  -------------------    -------------   -----------------
Investment income
   Dividends                          $ 14,498          $   18,829              $ -              $       -         $      -
                                      --------          ----------              ---              ---------         --------
Expenses
   Insurance Charges (Note 3)            8,797              51,461                -                 92,575            4,920
                                      --------          ----------              ---              ---------         --------
Total expenses                           8,797              51,461                -                 92,575            4,920
                                      --------          ----------              ---              ---------         --------
Net investment income (loss)             5,701             (32,632)               -                (92,575)          (4,920)
                                      --------          ----------              ---              ---------         --------

Realized and unrealized gain
  (loss)
Net realized gain (loss) on:
   Distributions from investment        29,568                   -                -                      -                -
     companies
   Investments                           8,769            (122,453)               -                166,544           55,926
Net change in unrealized
  appreciation (depreciation)
  on investments                       (16,415)            706,895                -                386,522           41,112
                                      --------          ----------              ---              ---------         --------
Net realized and unrealized gain
  (loss)                                21,922             584,442                -                553,066           97,038
                                      --------          ----------              ---              ---------         --------

Net increase (decrease) in net
  assets from operations              $ 27,623          $  551,810              $ -              $ 460,491         $ 92,118
---------------------------------     ========          ==========              ===              =========         ========

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    11

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2007

                                        JNL/                                                                       JNL/Franklin
                                    Credit Suisse        JNL/Eagle          JNL/Eagle          JNL/Franklin         Templeton
                                     Long/Short         Core Equity      SmallCap Equity    Templeton Founding    Global Growth
                                    Portfolio(a)         Portfolio          Portfolio     Strategy Portfolio(a)    Portfolio(a)
                                    -------------       -----------      ---------------  ---------------------   --------------
Investment income
   Dividends                          $      -          $    96,452         $  10,789            $       -           $  1,447
                                      --------          -----------         ---------            ---------           --------

Expenses
   Insurance Charges (Note 3)              109               83,205             7,785                5,895              2,885
                                      --------          -----------         ---------            ---------           --------
Total expenses                             109               83,205             7,785                5,895              2,885
                                      --------          -----------         ---------            ---------           --------
Net investment income (loss)              (109)              13,247             3,004               (5,895)            (1,438)
                                      --------          -----------         ---------            ---------           --------

Realized and unrealized gain
  (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                               -              658,201            70,473                    -                  -
   Investments                            (967)             272,371            21,417              (14,455)               972
Net change in unrealized
   appreciation (depreciation)
   on investments                         (596)            (962,978)          (58,587)             (15,864)            (1,966)
                                      --------          -----------         ---------            ---------           --------
Net realized and unrealized gain
   (loss)                               (1,563)             (32,406)           33,303              (30,319)              (994)
                                      --------          -----------         ---------            ---------           --------

Net increase (decrease) in net
   assets from operations             $ (1,672)         $   (19,159)        $  36,307            $ (36,214)          $ (2,432)
--------------------------------      ========          ===========         =========            =========           ========

                                                                           JNL/Franklin            JNL/                JNL/
                                    JNL/Franklin        JNL/Franklin        Templeton         Goldman Sachs       Goldman Sachs
                                      Templeton       Templeton Mutual      Small Cap           Core Plus            Mid Cap
                                  Income Portfolio  Shares Portfolio(a)  Value Portfolio      Bond Portfolio     Value Portfolio
                                  ----------------  -------------------  ---------------      --------------     ---------------
Investment income
   Dividends                          $  15,601          $       -         $    5,196            $  93,598          $  11,414
                                      ---------          ---------         ----------            ---------          ---------

Expenses
   Insurance Charges (Note 3)             9,781              8,404              3,721               42,482              8,840
                                      ---------          ---------         ----------            ---------          ---------
Total expenses                            9,781              8,404              3,721               42,482              8,840
                                      ---------          ---------         ----------            ---------          ---------
Net investment income (loss)              5,820             (8,404)             1,475               51,116              2,574
                                      ---------          ---------         ----------            ---------          ---------

Realized and unrealized gain
  (loss)
Net realized gain (loss) on:

   Distributions from investment
     companies                              442                  -              4,809                    -              6,930
   Investments                           31,166                621             12,602               30,484             40,749
Net change in unrealized
   appreciation (depreciation)
   on investments                       (31,289)            (4,438)           (35,725)              63,287            (37,873)
                                      ---------          ---------         ----------            ---------          ---------
Net realized and unrealized gain
  (loss)                                    319             (3,817)           (18,314)              93,771              9,806
                                      ---------          ---------         ----------            ---------          ---------

Net increase (decrease) in net
   assets from operations             $   6,139          $ (12,221)         $ (16,839)           $ 144,887          $  12,380
--------------------------------      =========          =========          =========            =========          =========

(a)   Commencement of operations January 16, 2007.

                    See notes to the financial statements.                    12

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2007

                                                     JNL/                                         JNL/JPMorgan
                                                Goldman Sachs    JNL/JPMorgan    JNL/JPMorgan   U.S. Government     JNL/Lazard
                                                Short Duration   International   MidCap Growth   & Quality Bond  Emerging Markets
                                                Bond Portfolio  Value Portfolio   Portfolio        Portfolio         Portfolio
                                                --------------  ---------------  -------------  ---------------  ----------------
Investment income
   Dividends                                       $ 17,350       $   230,494      $       -        $ 10,388         $    968
                                                   --------       -----------      ---------        --------         --------

Expenses
   Insurance Charges (Note 3)                         8,843            75,262          3,027           2,587            4,913
                                                   --------       -----------      ---------        --------         --------
Total expenses                                        8,843            75,262          3,027           2,587            4,913
                                                   --------       -----------      ---------        --------         --------
Net investment income (loss)                          8,507           155,232         (3,027)          7,801           (3,945)
                                                   --------       -----------      ---------        --------         --------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies                -           138,180              -               -                -
   Investments                                        9,006           596,031         12,736             675           15,331
Net change in unrealized appreciation
   (depreciation) on investments                        (99)         (441,111)       (22,188)         (3,445)          44,932
                                                   --------       -----------      ---------        --------         --------
Net realized and unrealized gain (loss)               8,907           293,100         (9,452)         (2,770)          60,263
                                                   --------       -----------      ---------        --------         --------

Net increase (decrease) in net
   assets from operations                          $ 17,414       $   448,332      $ (12,479)       $  5,031         $ 56,318
------------------------------------------         ========       ===========      =========        ========         ========

                                                  JNL/Lazard       JNL/Lazard       JNL/MCM                           JNL/MCM
                                                   Mid Cap         Small Cap        10 x 10         JNL/MCM         Bond Index
                                               Value Portfolio  Value Portfolio   Portfolio(a)    25 Portfolio       Portfolio
                                               ---------------  ---------------   ------------    ------------      ----------
Investment income
   Dividends                                     $  282,686        $  197,946     $        -         $   533         $ 25,477
                                                 ----------        ----------     ----------         -------         --------
Expenses
   Insurance Charges (Note 3)                        96,832            88,484            961             726            9,759
                                                 ----------        ----------     ----------         -------         --------
Total expenses                                       96,832            88,484            961             726            9,759
                                                 ----------        ----------     ----------         -------         --------
Net investment income (loss)                        185,854           109,462           (961)           (193)          15,718
                                                 ----------        ----------     ----------         -------         --------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies          511,073           252,537              -             554                -
   Investments                                      200,845            20,587          1,548           2,171            4,077
Net change in unrealized appreciation
   (depreciation) on investments                 (1,054,933)         (798,707)        (5,934)         (2,862)           7,621
                                                 ----------        ----------     ----------         -------         --------
Net realized and unrealized gain (loss)            (343,015)         (525,583)        (4,386)           (137)          11,698
                                                 ----------        ----------     ----------         -------         --------

Net increase (decrease) in net assets
   from operations                               $ (157,161)       $ (416,121)    $   (5,347)        $  (330)        $ 27,416
------------------------------------------       ==========        ==========     ==========         =======         ========

(a)   Commencement of operations April 30, 2007.

                    See notes to the financial statements.                    13

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2007

                                                                                                      JNL/MCM
                                                  JNL/MCM          JNL/MCM           JNL/MCM         Enhanced           JNL/MCM
                                              Communications   Consumer Brands     Dow Dividend    S&P 500 Stock       Financial
                                             Sector Portfolio  Sector Portfolio    Portfolio(b)   Index Portfolio  Sector Portfolio
                                             ----------------  ----------------    ------------   ---------------  -----------------
Investment income
   Dividends                                    $   9,575          $    172            $  -          $   83,890        $   2,702
                                                ---------          --------            ----          ----------        ---------

Expenses
   Insurance Charges (Note 3)                       4,577               596               -              96,709            4,009
                                                ---------          --------            ----          ----------        ---------
Total expenses                                      4,577               596               -              96,709            4,009
                                                ---------          --------            ----          ----------        ---------
Net investment income (loss)                        4,998              (424)              -             (12,819)          (1,307)
                                                ---------          --------            ----          ----------        ---------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies          2,968             1,046               -             133,510            6,777
   Investments                                     28,554               622               -             211,631           14,656
Net change in unrealized appreciation
   (depreciation) on investments                  (27,228)           (4,656)              -            (172,383)         (56,115)
                                                ---------          --------            ----          ----------        ---------
Net realized and unrealized gain (loss)             4,294            (2,988)              -             172,758          (34,682)
                                                ---------          --------            ----          ----------        ---------

Net increase (decrease) in net assets
   from operations                              $   9,292          $ (3,412)           $  -          $  159,939        $ (35,989)
------------------------------------------      =========          ========            ====          ==========        =========

                                                 JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM           JNL/MCM
                                                Healthcare         Index 5        International        JNL 5         JNL Optimized
                                             Sector Portfolio    Portfolio(a)    Index Portfolio     Portfolio        5 Portfolio
                                             ----------------    ------------    ---------------     ---------       -------------
Investment income
   Dividends                                     $  2,987           $    -          $  44,776       $    256,362       $  11,581
                                                 --------           ------          ---------       ------------       ---------

Expenses
   Insurance Charges (Note 3)                       6,328              140             23,327            244,046           4,298
                                                 --------           ------          ---------       ------------       ---------
Total expenses                                      6,328              140             23,327            244,046           4,298
                                                 --------           ------          ---------       ------------       ---------
Net investment income (loss)                       (3,341)            (140)            21,449             12,316           7,283
                                                 --------           ------          ---------       ------------       ---------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies         12,232                -             18,078             10,148           1,461
   Investments                                     13,080                3             92,910          1,868,389           8,254
Net change in unrealized appreciation
   (depreciation) on investments                    1,648              346            (22,986)        (1,775,932)        (16,547)
                                                 --------           ------          ---------       ------------       ---------
Net realized and unrealized gain (loss)            26,960              349             88,002            102,605          (6,832)
                                                 --------           ------          ---------       ------------       ---------

Net increase (decrease) in net assets
   from operations                               $ 23,619           $  209          $ 109,451       $    114,921       $     451
------------------------------------------       ========           ======          =========       ============       =========

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    14

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2007

                                                JNL/MCM            JNL/MCM            JNL/MCM          JNL/MCM           JNL/MCM
                                               Nasdaq 25     NYSE International      Oil & Gas          S&P 24        S&P 400 MidCap
                                              Portfolio(b)     25 Portfolio(a)   Sector Portfolio    Portfolio(b)    Index Portfolio
                                              ------------   ------------------  ----------------    ------------    ---------------
Investment income
   Dividends                                      $  -             $  215            $  18,015           $  -           $   9,911
                                                  ----             ------            ---------           ----           ---------
Expenses
   Insurance Charges (Note 3)                        -                116               27,659              -              15,350
                                                  ----             ------            ---------           ----           ---------
Total expenses                                       -                116               27,659              -              15,350
                                                  ----             ------            ---------           ----           ---------
Net investment income (loss)                         -                 99               (9,644)             -             (5,439)
                                                  ----             ------            ---------           ----           ---------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies           -                  -              105,353              -              55,692
   Investments                                       -               (643)             174,043              -              60,716
Net change in unrealized appreciation
   (depreciation) on investments                     -                (77)             234,464              -             (60,601)
                                                  ----             ------            ---------           ----           ---------
Net realized and unrealized gain (loss)              -               (720)             513,860              -              55,807
                                                  ----             ------            ---------           ----           ---------

Net increase (decrease) in net assets
   from operations                                $  -             $ (621)           $ 504,216           $  -           $  50,368
------------------------------------------        ====             ======            =========           ====           =========
                                                JNL/MCM            JNL/MCM            JNL/MCM          JNL/MCM           JNL/MCM
                                                S&P 500           S&P SMid       Select Small-Cap     Small Cap        Technology
                                            Index Portfolio    60 Portfolio(a)       Portfolio     Index Portfolio  Sector Portfolio
                                            ---------------    ---------------   ----------------  ---------------  ----------------
Investment income
   Dividends                                   $  19,985          $      26          $   7,228        $   8,744         $     202
                                               ---------          ---------          ---------        ---------         ---------
Expenses
   Insurance Charges (Note 3)                     23,639                 51              1,171           10,212             3,458
                                               ---------          ---------          ---------        ---------         ---------
Total expenses                                    23,639                 51              1,171           10,212             3,458
                                               ---------          ---------          ---------        ---------         ---------
Net investment income (loss)                      (3,654)               (25)             6,057           (1,468)           (3,256)
                                               ---------          ---------          ---------        ---------         ---------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies        12,911                  -              1,176           30,960             5,967
   Investments                                   105,290             (1,731)            (6,182)          22,209            28,634
Net change in unrealized appreciation
   (depreciation) on investments                 (57,115)               (85)           (12,203)         (69,133)          (14,234)
                                               ---------          ---------          ---------        ---------         ---------
Net realized and unrealized gain (loss)           61,086             (1,816)           (17,209)         (15,964)           20,367
                                               ---------          ---------          ---------        ---------         ---------

Net increase (decrease) in net assets
   from operations                             $  57,432          $  (1,841)         $ (11,152)       $ (17,432)        $  17,111
------------------------------------------     =========          ==========         =========        =========         =========

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    15

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2007

                                                                       JNL/
                                     JNL/MCM                       Oppenheimer           JNL/            JNL/PIMCO
                                  Value Line 30      JNL/MCM      Global Growth       Oppenheimer       Real Return
                                   Portfolio(d)   VIP Portfolio     Portfolio     Growth Portfolio(b)   Portfolio(a)
                                  -------------   -------------   -------------   -------------------   ------------
Investment income
   Dividends                           $  -        $    42,628    $    35,434          $   49,171         $      -
                                       ----        -----------    -----------          ----------         --------
Expenses
   Insurance Charges (Note 3)             -             31,174         55,225               3,271              479
                                       ----        -----------    -----------          ----------         --------
Total expenses                            -             31,174         55,225               3,271              479
                                       ----        -----------    -----------          ----------         --------
Net investment income (loss)              -             11,454        (19,791)             45,900             (479)
                                       ----        -----------    -----------          ----------         --------

Realized and unrealized
   gain (loss)
Net realized gain (loss) on:
   Distributions from
     investment companies                 -              2,059        216,675              70,461                -
   Investments                            -            278,879        284,852              31,690              700
Net change in unrealized
   appreciation (depreciation)
   on investments                         -           (130,963)      (309,474)            (98,116)           4,602
                                       ----        -----------    -----------          ----------         --------
Net realized and unrealized
   gain (loss)                            -            149,975        192,053               4,035            5,302
                                       ----        -----------    -----------          ----------         --------

Net increase (decrease) in
   net assets from operations          $  -        $   161,429    $   172,262          $   49,935         $  4,823
------------------------------         ====        ===========    ===========          ==========         ========

                                                       JNL/            JNL/            JNL/
                                    JNL/PIMCO      PPM America     PPM America     PPM America       JNL/Putnam
                                  Total Return    Core Equity      High Yield     Value Equity         Midcap
                                 Bond Portfolio     Portfolio    Bond Portfolio     Portfolio    Growth Portfolio(c)
                                 --------------   ------------   --------------   ------------   -------------------
Investment income
   Dividends                        $ 370,234       $     266      $   222,420      $     835         $       -
                                    ---------       ---------      -----------      ---------         ---------
Expenses
   Insurance Charges (Note 3)         126,702           1,260           48,063          2,339            22,278
                                    ---------       ---------      -----------      ---------         ---------
Total expenses                        126,702           1,260           48,063          2,339            22,278
                                    ---------       ---------      -----------      ---------         ---------
Net investment income (loss)          243,532            (994)         174,357         (1,504)          (22,278)
                                    ---------       ---------      -----------      ---------         ---------

Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from
     investment companies              10,365               -                -              -                 -
   Investments                        118,694           2,110           46,158         10,366           435,710
Net change in unrealized
   appreciation (depreciation)
   on investments                     150,768          (7,166)        (291,293)       (15,674)         (436,566)
                                    ---------       ---------      -----------      ---------         ---------
Net realized and
   unrealized gain (loss)             279,827          (5,056)        (245,135)        (5,308)             (856)
                                    ---------       ---------      -----------      ---------         ---------

Net increase (decrease) in net
   assets from operations           $ 523,359       $  (6,050)     $   (70,778)      $ (6,812)        $ (23,134)
------------------------------      =========       =========      ===========      =========         =========

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   The period is from January 1, 2007 through acquisition  November 30, 2007.

(d)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    16

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2007

                                                                                                         JNL/S&P
                                                     JNL/S&P           JNL/               JNL/         Disciplined
                                                   Competitive    S&P Disciplined   S&P Disciplined     Moderate
                                      JNL/S&P 4     Advantage         Growth           Moderate          Growth
                                    Portfolio(b)   Portfolio(b)    Portfolio(a)      Portfolio(a)     Portfolio(a)
                                    ------------   ------------   ---------------   ---------------   -------------
Investment income
   Dividends                            $  -           $  -          $       -           $   -           $    -
                                        ----           ----          ---------           -----           ------
Expenses
   Insurance Charges (Note 3)              -              -                329               5              137
                                        ----           ----          ---------           -----           ------
Total expenses                             -              -                329               5              137
                                        ----           ----          ---------           -----           ------
Net investment income (loss)               -              -               (329)             (5)            (137)
                                        ----           ----          ---------           -----           ------

Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from
     investment companies                  -              -                  -               -                -
   Investments                             -              -              3,149               -               (1)
Net change in unrealized
   appreciation (depreciation)
   on investments                          -              -             (3,480)            (27)            (715)
                                        ----           ----          ---------           -----           ------
Net realized and unrealized gain
   (loss)                                  -              -               (331)            (27)            (716)
                                        ----           ----          ---------           -----           ------

Net increase (decrease) in net
   assets from operations               $  -           $  -          $    (660)          $ (32)          $ (853)
--------------------------------        ====           ====          =========           =====           ======

                                         JNL/S&P         JNL/S&P            JNL/             JNL/
                                     Dividend Income    Intrinsic       S&P Managed      S&P Managed           JNL/
                                        & Growth          Value          Aggressive      Conservative      S&P Managed
                                      Portfolio(b)     Portfolio(b)   Growth Portfolio    Portfolio     Growth Portfolio
                                     ---------------   ------------   ----------------   ------------   ----------------
Investment income
   Dividends                               $  -            $  -        $    171,993        $  16,931      $   346,727
                                           ----            ----        ------------        ---------      -----------
Expenses
   Insurance Charges (Note 3)                 -               -             144,321            7,575          352,891
                                           ----            ----        ------------        ---------      -----------
Total expenses                                -               -             144,321            7,575          352,891
                                           ----            ----        ------------        ---------      -----------
Net investment income (loss)                  -               -              27,672            9,356           (6,164)
                                           ----            ----        ------------        ---------      -----------

Realized and unrealized gain
   (loss)
Net realized gain (loss) on:
   Distributions from investment
     companies                                -               -                   -           13,876        1,001,731
   Investments                                -               -             417,045            5,456        1,259,408
Net change in unrealized
   appreciation (depreciation) on
   investments                                -               -             246,681           (6,609)        (652,629)
                                           ----            ----        ------------        ---------      -----------
Net realized and unrealized
   gain (loss)                                -               -             663,726           12,723        1,608,510
                                           ----            ----        ------------        ---------      -----------

Net increase (decrease) in net
   assets from operations                  $  -            $  -           $ 691,398        $  22,079      $ 1,602,346
----------------------------------         ====            ====        ============        =========      ===========

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    17

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2007

                                                  JNL/             JNL/
                                               S&P Managed      S&P Managed        JNL/S&P          JNL/S&P          JNL/S&P
                                                 Moderate        Moderate      Retirement 2015  Retirement 2020  Retirement 2025
                                                Portfolio    Growth Portfolio     Portfolio        Portfolio        Portfolio
                                              -------------  ----------------  ---------------  ---------------  ---------------
Investment income
   Dividends                                    $ 14,564        $  257,919           $ -            $     69           $ -
                                                --------        ----------           ---            --------           ---
Expenses
   Insurance Charges (Note 3)                      7,543           207,292             -                 482             -
                                                --------        ----------           ---            --------           ---
Total expenses                                     7,543           207,292             -                 482             -
                                                --------        ----------           ---            --------           ---
Net investment income (loss)                       7,021            50,627             -                (413)            -
                                                --------        ----------           ---            --------           ---

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies        12,594           631,577             -                 110             -
   Investments                                     3,343           549,466             -              10,722             -
Net change in unrealized appreciation
   (depreciation) on investments                   1,795          (313,330)            -              (7,268)            -
                                                --------        ----------           ---            --------           ---
Net realized and unrealized gain (loss)           17,732           867,713             -               3,564             -
                                                --------        ----------           ---            --------           ---

Net increase (decrease) in net assets
   from operations                              $ 24,753        $  918,340           $ -            $  3,151           $ -
                                                ========        ==========           ===            ========           ===

                                                  JNL/
                                             S&P Retirement       JNL/S&P         JNL/Select       JNL/Select          JNL/
                                                 Income         Total Yield        Balanced       Money Market     Select Value
                                                Portfolio      Portfolio(a)       Portfolio        Portfolio        Portfolio
                                             --------------  ----------------  ---------------   --------------   --------------
Investment income
   Dividends                                      $ 281             $ -           $ 144,890        $ 116,713        $  43,075
                                                  -----             ---           ---------        ---------        ---------
Expenses
   Insurance Charges (Note 3)                       296               -              98,600           38,764           18,327
                                                  -----             ---           ---------        ---------        ---------
Total expenses                                      296               -              98,600           38,764           18,327
                                                  -----             ---           ---------        ---------        ---------
Net investment income (loss)                        (15)              -              46,290           77,949           24,748
                                                  -----             ---           ---------        ---------        ---------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment companies           86               -             206,454                -           58,210
   Investments                                       21               -             155,210               16           47,027
Net change in unrealized appreciation
   (depreciation) on investments                    779               -             (43,053)             (16)         (58,807)
                                                  -----             ---           ---------        ---------        ---------
Net realized and unrealized gain (loss)             886               -             318,611                -           46,430
                                                  -----             ---           ---------        ---------        ---------

Net increase (decrease) in net assets
   from operations                                $ 871             $ -           $ 364,901        $  77,949        $  71,178
                                                  =====             ===           =========        =========        =========

(a)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    18

Jackson National Separate Account V
Statements of Operations
For the Year Ended December 31, 2007

                                              JNL/T.Rowe         JNL/T.Rowe       JNL/T.Rowe
                                          Price Established     Price Mid-Cap    Price Value
                                           Growth Portfolio   Growth Portfolio    Portfolio
                                          -----------------   ----------------   -----------
Investment income
   Dividends                                  $   70,583         $   138,095      $   47,902
                                              ----------         -----------      ----------
Expenses
   Insurance Charges (Note 3)                    117,098             145,581          29,863
                                              ----------         -----------      ----------
Total expenses                                   117,098             145,581          29,863
                                              ----------         -----------      ----------
Net investment income (loss)                     (46,515)             (7,486)         18,039
                                              ----------         -----------      ----------

Realized and unrealized gain (loss)
Net realized gain (loss) on:
   Distributions from investment                 401,075             833,219          99,731
      companies
   Investments                                   435,113             670,705          48,615
Net change in unrealized appreciation
   (depreciation) on investments                (211,519)           (144,302)       (198,219)
                                              ----------         -----------      ----------
Net realized and unrealized gain (loss)          624,669           1,359,622         (49,873)
                                              ----------         -----------      ----------

Net increase (decrease) in net assets
   from operations                            $  578,154         $ 1,352,136      $  (31,834)
                                              ==========         ===========      ==========

                    See notes to the financial statements.                    19

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                               JNL/AIM            JNL/AIM         JNL/AIM          JNL/AIM
                                           International         Large Cap      Real Estate       Small Cap           JNL/Alger
                                          Growth Portfolio   Growth Portfolio    Portfolio    Growth Portfolio   Growth Portfolio(b)
                                          ----------------   ----------------   -----------   ----------------   -------------------
Operations
   Net investment income (loss)             $    (6,663)       $    (4,584)     $    6,827       $  (2,273)          $     (418)
   Net realized gain (loss) on
     investments                                317,243             86,784          45,289          28,363               28,399
   Net change in unrealized appreciation
     (depreciation) on investments              (47,430)            37,252        (156,031)         (4,737)             (11,039)
                                            -----------        -----------      ----------       ---------           ----------
Net increase (decrease) in net assets
  from operations                               263,150            119,452        (103,915)         21,353               16,942
                                            -----------        -----------      ----------       ---------           ----------
Contract transactions (1)
   Purchase payments (Note 4)                    67,981              1,014          15,300             187                    -
   Surrenders and terminations                 (546,483)          (167,238)        (91,261)        (28,207)              (3,470)
   Transfers between portfolios                 360,237          1,012,022          64,494         (21,972)            (188,972)
   Net annuitization transactions                     -                  -               -               -                    -
   Policyholder charges (Note 3)                (10,107)            (3,023)         (1,554)           (499)                 (46)
                                            -----------        -----------      ----------       ---------           ----------
Net increase (decrease) in net assets
  from contract transactions                   (128,372)           842,775         (13,021)        (50,491)            (192,488)
                                            -----------        -----------      ----------       ---------           ----------
Net increase (decrease) in net assets           134,778            962,227        (116,936)        (29,138)            (175,546)

Net assets beginning of period                3,149,550            229,176         550,320         140,748              175,546
                                            -----------        -----------      ----------       ---------           ----------
Net assets end of period                    $ 3,284,328        $ 1,191,403      $  433,384       $ 111,610           $        -
----------------------------------------    ===========        ===========      ==========       =========           ==========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006          302,919             18,893          35,691          10,827               14,366

      Units Issued                               72,934            100,839          22,010          10,999                8,921
      Units Redeemed                            (83,586)           (33,457)        (24,074)        (13,993)             (23,287)
                                            -----------        -----------      ----------       ---------           ----------
Units Outstanding at December 31, 2007          292,267             86,275          33,627           7,833                    -
                                            ===========        ===========      ==========       =========           ==========

                                            JNL/Capital        JNL/Capital         JNL/Capital       JNL/Capital   JNL/Credit Suisse
                                          Guardian Global    Guardian Global         Guardian       Guardian U.S.    Global Natural
                                              Balanced         Diversified     International Small  Growth Equity      Resources
                                             Portfolio     Research Portfolio   Cap Portfolio(c)      Portfolio       Portfolio(a)
                                          ---------------  ------------------  -------------------  -------------  -----------------
Operations
   Net investment income (loss)              $   5,701         $   (32,632)            $ -          $    (92,575)      $  (4,920)
   Net realized gain (loss) on
     investments                                38,337            (122,453)              -               166,544          55,926
   Net change in unrealized appreciation
     (depreciation) on investments             (16,415)            706,895               -               386,522          41,112
                                             ---------         -----------             ---          ------------       ---------
Net increase (decrease) in net assets
  from operations                               27,623             551,810               -               460,491          92,118
                                             ---------         -----------             ---          ------------       ---------
Contract transactions (1)
   Purchase payments (Note 4)                   40,047              47,816               -                93,368               -
   Surrenders and terminations                 (40,198)           (577,742)              -              (907,972)        (63,076)
   Transfers between portfolios                141,484              30,028               -              (360,016)        554,921
   Net annuitization transactions                    -                   -               -                (3,785)              -
   Policyholder charges (Note 3)                  (517)            (13,899)              -               (23,409)         (1,077)
                                             ---------         -----------             ---          ------------       ---------
Net increase (decrease) in net assets
  from contract transactions                   140,816            (513,797)              -            (1,201,814)        490,768
                                             ---------         -----------             ---          ------------       ---------
Net increase (decrease) in net assets          168,439              38,013               -              (741,323)        582,886

Net assets beginning of period                 425,774           3,482,353               -             6,199,922               -
                                             ---------         -----------             ---          ------------       ---------
Net assets end of period                     $ 594,213         $ 3,520,366             $ -          $  5,458,599       $ 582,886
----------------------------------------     =========         ===========             ===          ============       =========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006          33,132             506,534               -             1,033,251               -

      Units Issued                              17,287              69,864               -               103,128          85,449
      Units Redeemed                            (6,907)           (144,546)              -              (292,916)        (42,894)
                                             ---------         -----------             ---          ------------       ---------
Units Outstanding at December 31, 2007          43,512             431,852               -               843,463          42,555
                                             =========         ===========             ===          ============       =========

(a)   Commencement of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    20

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                  JNL/                                                                 JNL/Franklin
                                             Credit Suisse     JNL/Eagle        JNL/Eagle           JNL/Franklin         Templeton
                                               Long/Short     Core Equity    SmallCap Equity     Templeton Founding    Global Growth
                                              Portfolio(a)     Portfolio        Portfolio      Strategy Portfolio(a)    Portfolio(a)
                                             -------------    -----------    ---------------   ---------------------   -------------
Operations
   Net investment income (loss)                $   (109)      $    13,247      $    3,004            $  (5,895)          $  (1,438)
   Net realized gain (loss) on
      investments                                  (967)          930,572          91,890              (14,455)                972
   Net change in unrealized appreciation
      (depreciation) on investments                (596)         (962,978)        (58,587)             (15,864)             (1,966)
                                               --------       -----------      ----------            ---------           ---------
Net increase (decrease) in net assets
   from operations                               (1,672)          (19,159)         36,307              (36,214)             (2,432)
                                               --------       -----------      ----------            ---------           ---------
Contract transactions (1)
   Purchase payments (Note 4)                         -            56,133          74,329               53,059                 416
   Surrenders and terminations                      (30)         (654,160)       (132,433)             (63,260)            (10,860)
   Transfers between portfolios                  26,293          (363,747)        140,042              597,568             212,604
   Net annuitization transactions                     -                 -               -                    -                   -
   Policyholder charges (Note 3)                      -           (15,572)         (2,511)                (759)                (76)
                                               --------       -----------      ----------            ---------           ---------
Net increase (decrease) in net assets
   from contract transactions                    26,263          (977,346)         79,427              586,608             202,084
                                               --------       -----------      ----------            ---------           ---------
Net increase (decrease) in net assets            24,591          (996,505)        115,734              550,394             199,652

Net assets beginning of period                        -         5,667,461         347,759                    -                   -
                                               --------       -----------      ----------            ---------           ---------
Net assets end of period                       $ 24,591       $ 4,670,956      $  463,493            $ 550,394           $ 199,652
----------------------------------------       ========       ===========      ==========            =========           =========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                -           468,473          25,581                    -                   -

         Units Issued                             3,923            21,144          41,340              115,154              27,230
         Units Redeemed                          (1,620)          (99,733)        (36,014)             (59,809)             (7,088)
                                               --------       -----------      ----------            ---------           ---------
Units Outstanding at December 31, 2007            2,303           389,884          30,907               55,345              20,142
                                               ========       ===========      ==========            =========           =========

                                                                                      JNL/Franklin        JNL/             JNL/
                                               JNL/Franklin        JNL/Franklin        Templeton      Goldman Sachs   Goldman Sachs
                                                 Templeton       Templeton Mutual      Small Cap        Core Plus        Mid Cap
                                             Income Portfolio  Shares Portfolio(a)  Value Portfolio  Bond Portfolio  Value Portfolio
                                             ----------------  -------------------  ---------------  --------------  ---------------
Operations
   Net investment income (loss)                 $    5,820          $  (8,404)        $   1,475       $    51,116       $   2,574
   Net realized gain (loss) on investments          31,608                621            17,411            30,484          47,679
   Net change in unrealized appreciation
      (depreciation) on investments                (31,289)            (4,438)          (35,725)           63,287         (37,873)
                                                ----------          ---------         ---------       -----------       ---------
Net increase (decrease) in net assets from
   operations                                        6,139            (12,221)          (16,839)          144,887          12,380
                                                ----------          ---------         ---------       -----------       ---------
Contract transactions (1)
   Purchase payments (Note 4)                          416                416               848            56,404          10,710
   Surrenders and terminations                    (110,111)           (30,337)          (34,794)         (189,130)        (86,095)
   Transfers between portfolios                   (114,846)           621,817            17,414           209,187          28,010
   Net annuitization transactions                        -                  -                 -                 -               -
   Policyholder charges (Note 3)                    (2,486)              (154)             (736)           (3,445)         (1,682)
                                                ----------          ---------         ---------       -----------       ---------
Net increase (decrease) in net assets from
   contract transactions                          (227,027)           591,742           (17,268)           73,016         (49,057)
                                                ----------          ---------         ---------       -----------       ---------
Net increase (decrease) in net assets             (220,888)           579,521           (34,107)          217,903         (36,677)

Net assets beginning of period                     695,046                  -           211,681         2,726,405         533,395
                                                ----------          ---------         ---------       -----------       ---------
Net assets end of period                        $  474,158          $ 579,521         $ 177,574       $ 2,944,308       $ 496,718
----------------------------------------        ==========          =========         =========       ===========       =========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006              63,961                  -            17,676           187,199          44,755

         Units Issued                               66,998             66,016            12,077            41,136          21,760
         Units Redeemed                            (87,439)            (7,283)          (13,674)          (36,652)        (25,190)
                                                ----------          ---------         ---------       -----------       ---------
Units Outstanding at December 31, 2007              43,520             58,733            16,079           191,683          41,325
                                                ==========          =========         =========       ===========       =========

(a)   Commencement of operations January 16, 2007.

                    See notes to the financial statements.                    21

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                 JNL/                                           JNL/JPMorgan
                                             Goldman Sachs     JNL/JPMorgan     JNL/JPMorgan   U.S. Government     JNL/Lazard
                                            Short Duration    International    MidCap Growth    & Quality Bond   Emerging Markets
                                            Bond Portfolio   Value Portfolio     Portfolio        Portfolio        Portfolio
                                           ---------------   ---------------   -------------   ---------------   ---------------
Operations
   Net investment income (loss)               $   8,507       $   155,232      $    (3,027)      $   7,801          $  (3,945)
   Net realized gain (loss) oninvestments         9,006           734,211           12,736             675             15,331
   Net change in unrealized
     appreciation (depreciation) on
     investments                                    (99)         (441,111)         (22,188)         (3,445)            44,932
                                              ---------       -----------      -----------       ---------          ---------
Net increase (decrease) in net
   assets from operations                        17,414           448,332          (12,479)          5,031             56,318
                                              ---------       -----------      -----------       ---------          ---------
Contract transactions (1)
   Purchase payments (Note 4)                       850           110,843           12,349           5,200                403
   Surrenders and terminations                  (39,422)         (406,706)         (86,975)        (68,359)           (15,075)
   Transfers between portfolios                  67,569          (315,972)       1,380,771         156,975            861,747
   Net annuitization transactions                     -                 -                -               -                  -
   Policyholder charges (Note 3)                   (200)           (8,367)          (2,049)         (1,392)              (175)
                                              ---------       -----------      -----------       ---------          ---------
Net increase (decrease) in net
   assets from contract transactions             28,797          (620,202)       1,304,096          92,424            846,900
                                              ---------       -----------      -----------       ---------          ---------
Net increase (decrease) in net                   46,211          (171,870)       1,291,617          97,455            903,218
   assets

Net assets beginning of period                  543,879         4,564,308           77,082         183,636             35,382
                                              ---------       -----------      -----------       ---------          ---------
Net assets end of period                      $ 590,090       $ 4,392,438      $ 1,368,699       $ 281,091          $ 938,600
------------------------------------          =========       ===========      ===========       =========          =========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006           53,312           371,074            5,768          17,309              3,251

   Units Issued                                  23,120            99,197          108,998          16,873             85,492
   Units Redeemed                               (20,374)         (146,031)         (18,421)         (8,897)           (22,268)
                                              ---------       -----------      -----------       ---------          ---------
Units Outstanding at December 31, 2007           56,058           324,240           96,345          25,285             66,475
                                              =========       ===========      ===========       =========          =========

                                             JNL/Lazard         JNL/Lazard        JNL/MCM                          JNL/MCM
                                               Mid Cap          Small Cap         10 x 10         JNL/MCM         Bond Index
                                           Value Portfolio   Value Portfolio   Portfolio(a)    25 Portfolio       Portfolio
                                           ---------------   ---------------  --------------   --------------    ------------
Operations
   Net investment income (loss)             $   185,854       $   109,462     $      (961)       $    (193)        $  15,718
   Net realized gain (loss) on                  711,918           273,124           1,548            2,725             4,077
     investments
   Net change in unrealized
     appreciation (depreciation) on
     investments                             (1,054,933)         (798,707)         (5,934)          (2,862)            7,621
                                            -----------       -----------     -----------        ---------         ---------
Net increase (decrease) in net
   assets from operations                      (157,161)         (416,121)         (5,347)            (330)           27,416
                                            -----------       -----------     -----------        ---------         ---------
Contract transactions (1)
   Purchase payments (Note 4)                    56,202            19,315         279,815                -            19,579
   Surrenders and terminations                 (899,022)         (699,008)         (3,857)         (21,534)         (104,730)
   Transfers between portfolios                (687,749)         (844,676)      (186,42 4)           5,405            98,388
   Net annuitization transactions                     -                 -               -                -                 -
   Policyholder charges (Note 3)                (20,294)          (13,174)              -             (660)           (2,237)
                                            -----------       -----------     -----------        ---------         ---------
Net increase (decrease) in net
   assets from contract transactions         (1,550,863)       (1,537,543)         89,534          (16,789)           11,000
                                            -----------       -----------     -----------        ---------         ---------
Net increase (decrease) in net assets        (1,708,024)       (1,953,664)         84,187          (17,119)           38,416

Net assets beginning of period                6,544,444         6,470,875               -           47,845           603,548
                                            -----------       -----------     -----------        ---------         ---------
Net assets end of period                    $ 4,836,420       $ 4,517,211     $    84,187        $  30,726         $ 641,964
------------------------------------        ===========       ===========     ===========        =========         =========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006          290,126           325,730               -            4,566            57,400

   Units Issued                                  27,543            15,164          26,764            3,381            17,996
   Units Redeemed                               (93,985)          (93,094)        (18,183)          (4,883)          (17,077)
                                            -----------       -----------     -----------        ---------         ---------
Units Outstanding at December 31, 2007          223,684           247,800           8,581            3,064            58,319
                                            ===========       ===========     ===========        =========         =========

(a) Commencement of operations April 30, 2007.

                    See notes to the financial statements.                    22

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                     JNL/MCM
                                                JNL/MCM            JNL/MCM          JNL/MCM          Enhanced           JNL/MCM
                                            Communications    Consumer Brands     Dow Dividend      S&P 500 Stock      Financial
                                           Sector Portfolio   Sector Portfolio    Portfolio(b)     Index Portfolio  Sector Portfolio
                                           ----------------   ----------------    ------------     ---------------  ----------------
Operations
   Net investment income (loss)               $   4,998          $    (424)         $   -           $   (12,819)       $  (1,307)
   Net realized gain (loss) on                   31,522              1,668              -               345,141           21,433
     investments
   Net change in unrealized
     appreciation (depreciation) on
     investments                                (27,228)            (4,656)             -              (172,383)         (56,115)
                                              ---------          ---------       --------           -----------        ---------
Net increase (decrease) in net assets
  from operations                                 9,292             (3,412)             -               159,939          (35,989)
                                              ---------          ---------       --------           -----------        ---------
Contract transactions (1)
   Purchase payments (Note 4)                    40,764                  -              -                61,285                -
   Surrenders and terminations                  (36,009)            (9,401)             -              (710,654)         (85,569)
   Transfers between portfolios                  (8,160)               (62)             -              (751,333)         (24,164)
   Net annuitization transactions                     -                  -              -                (3,453)               -
   Policyholder charges (Note 3)                   (830)              (176)             -               (12,424)          (2,249)
                                              ---------          ---------       --------           -----------        ---------
Net increase (decrease) in net assets from
  contract transactions                          (4,235)            (9,639)             -            (1,416,579)        (111,982)
                                              ---------          ---------       --------           -----------        ---------
Net increase (decrease) in net assets             5,057            (13,051)             -            (1,256,640)        (147,971)

Net assets beginning of period                  206,685             41,022              -             6,855,217          294,941
                                              ---------          ---------       --------           -----------        ---------
Net assets end of period                      $ 211,742          $  27,971          $   -           $ 5,598,577        $ 146,970
------------------------------------          =========          =========       ========           ===========        =========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006           12,698              3,457              -               731,632           21,334

   Units Issued                                  15,671                839              -                26,873            9,901
   Units Redeemed                               (15,499)            (1,698)             -              (173,551)         (17,909)
                                              ---------          ---------       --------           -----------        ---------
Units Outstanding at December 31, 2007           12,870              2,598              -               584,954           13,326
                                              =========          =========       ========           ===========        =========
                                               JNL/MCM            JNL/MCM            JNL/MCM           JNL/MCM          JNL/MCM
                                              Healthcare          Index 5         International         JNL 5        JNL Optimized
                                           Sector Portfolio     Portfolio(a)     Index Portfolio      Portfolio       5 Portfolio
                                           ----------------   ----------------   ---------------   ---------------   ---------------
Operations
   Net investment income (loss)               $  (3,341)      $      (140)       $    21,449         $   12,316        $   7,283
   Net realized gain (loss) on                   25,312                 3            110,988          1,878,537            9,715
     investments
   Net change in unrealized
     appreciation (depreciation) on
     investments                                  1,648               346            (22,986)        (1,775,932)         (16,547)
                                              ---------        ----------        -----------        -----------        ---------
Net increase (decrease) in net assets
  from operations                                23,619               209            109,451            114,921              451
                                              ---------        ----------        -----------        -----------        ---------
Contract transactions (1)
   Purchase payments (Note 4)                     2,741            20,580            111,208            940,252           72,681
   Surrenders and terminations                  (35,142)                -           (210,331)        (4,778,575)         (16,653)
   Transfers between portfolios                 (27,834)                -            436,502          2,427,752          386,954
   Net annuitization transactions                     -                 -                  -             (4,478)               -
   Policyholder charges (Note 3)                   (757)                -             (5,317)          (103,090)             (24)
                                              ---------        ----------        -----------        -----------        ---------
Net increase (decrease) in net assets from
  contract transactions                         (60,992)           20,580            332,062         (1,518,139)         442,958
                                              ---------        ----------        -----------        -----------        ---------
Net increase (decrease) in net assets           (37,373)           20,789            441,513         (1,403,218)         443,409

Net assets beginning of period                  422,241                 -          1,217,563         14,550,586          172,539
                                              ---------        ----------        -----------        -----------        ---------
Net assets end of period                      $ 384,868       $    20,789        $ 1,659,076        $13,147,368        $ 615,948
------------------------------------          =========        ==========        ===========        ===========        =========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006           36,501                 -             75,366          1,054,417           16,084

   Units Issued                                   6,373             2,102             57,745            714,400           43,261
   Units Redeemed                               (11,466)                -            (38,605)          (820,250)          (8,022)
                                              ---------        ----------        -----------        -----------        ---------
Units Outstanding at December 31, 2007           31,408             2,102             94,506            948,567           51,323
                                              =========        ==========        ===========        ===========        =========

(a) Commencement of operations April 30, 2007.

(b) Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    23

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                  JNL/MCM        JNL/MCM            JNL/MCM         JNL/MCM          JNL/MCM
                                                 Nasdaq 25   NYSE International     Oil & Gas        S&P 24       S&P 400 MidCap
                                               Portfolio(b)    25 Portfolio(a)   Sector Portfolio  Portfolio(b)   Index Portfolio
                                               ------------  ------------------  ----------------  ------------  ----------------
Operations
   Net investment income (loss)                   $  -            $    99          $    (9,644)         $  -        $  (5,439)
   Net realized gain (loss) on investments           -               (643)             279,396             -          116,408
   Net change in unrealized appreciation
     (depreciation) on investments                   -                (77)             234,464             -          (60,601)
                                                  ----            -------          -----------         -----        ---------
Net increase (decrease) in net assets
   From operations                                   -               (621)             504,216             -           50,368
                                                  ----            -------          -----------         -----        ---------
Contract transactions (1)
   Purchase payments (Note 4)                        -                  -               75,458             -           56,093
   Surrenders and terminations                       -                  -             (305,306)            -         (224,970)
   Transfers between portfolios                      -             16,953              196,660             -          101,946
   Net annuitization transactions                    -                  -                    -             -                -
   Policyholder charges (Note 3)                     -                  -               (6,950)            -           (6,159)
                                                  ----            -------          -----------         -----        ---------
Net increase (decrease) in net assets from
   contract transactions                             -             16,953              (40,138)            -          (73,090)
                                                  ----            -------          -----------         -----        ---------
Net increase (decrease) in net assets                -             16,332              464,078             -          (22,722)
Net assets beginning of period                       -                  -            1,637,948             -          841,955
                                                  ----            -------          -----------         -----        ---------
Net Assets end of period                          $  -            $16,332          $ 2,102,026          $  -        $ 819,233
---------------------------------------------     ====            =======          ===========         =====        =========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006               -                  -               73,916             -           62,596
   Units Issued                                      -              4,449               30,882             -           39,642
   Units Redeemed                                    -             (3,036)             (33,561)            -          (44,662)
                                                  ----            -------          -----------         -----        ---------
Units Outstanding at December 31, 2007               -              1,413               71,237             -           57,576
                                                  ====            =======          ===========         =====        =========

                                                  JNL/MCM          JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM
                                                  S&P 500         S&P SMid       Select Small-Cap     Small Cap       Technology
                                               Index Portfolio  60 Portfolio(a)      Portfolio     Index Portfolio  Sector Portfolio
                                               ---------------  ---------------  ----------------  ---------------  ----------------
Operations
   Net investment income (loss)                  $    (3,654)      $    (25)        $   6,057         $  (1,468)       $  (3,256)
   Net realized gain (loss) on investments           118,201         (1,731)           (5,006)           53,169           34,601
   Net change in unrealized appreciation
     (depreciation) on investments                   (57,115)           (85)          (12,203)          (69,133)         (14,234)
                                                 -----------       --------         ---------         ---------        ---------
Net increase (decrease) in net assets from
  operations                                          57,432         (1,841)          (11,152)          (17,432)          17,111
                                                 -----------       --------         ---------         ---------        ---------
Contract transactions (1)
   Purchase payments (Note 4)                         80,359              -                 -            45,520               39
   Surrenders and terminations                      (263,420)             -           (22,123)          (67,158)         (63,954)
   Transfers between portfolios                      (22,830)         2,735           (13,353)          (32,100)          75,228
   Net annuitization transactions                          -              -                 -                 -                -
   Policyholder charges (Note 3)                      (6,639)             -              (369)           (1,362)          (1,468)
                                                 -----------       --------         ---------         ---------        ---------
Net increase (decrease) in net assets from
   contract transactions                            (212,530)         2,735           (35,845)          (55,100)           9,845
                                                 -----------       --------         ---------         ---------        ---------
Net increase (decrease) in net assets               (155,098)           894           (46,997)          (72,532)          26,956
Net assets beginning of period                     1,583,154              -           108,940           687,644          271,950
                                                 -----------       --------         ---------         ---------        ---------
Net Assets End of Period                         $ 1,428,056       $    894         $  61,943         $ 615,112        $ 298,906
---------------------------------------------    ===========       ========         =========         =========        =========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006               124,474              -            11,031            50,168           24,565
   Units Issued                                       47,514          1,851             5,838            12,505           25,225
   Units Redeemed                                    (63,234)        (1,750)           (9,751)          (16,117)         (26,024)
                                                 -----------       --------         ---------         ---------        ---------
Units Outstanding at December 31, 2007               108,754            101             7,118            46,556           23,766
                                                 ===========       ========         =========         =========        =========

(a)  Commencement of operations April 30, 2007.

(b)  Commence of operations December 3, 2007.

                    See notes to the financial statements.                    24

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                             JNL/
                                              JNL/MCM                    Oppenheimer           JNL/            JNL/PIMCO
                                           Value Line 30    JNL/MCM     Global Growth      Oppenheimer         Real Return
                                            Portfolio(d)  VIP Portfolio   Portfolio     Growth Portfolio(b)   Portfolio(a)
                                          --------------  -------------  ------------   -------------------  -------------
Operations
   Net investment income (loss)                $  -        $    11,454    $  (19,791)          $   45,900    $     (479)
   Net realized gain (loss) on
     investments                                  -            280,938       501,527              102,151           700
   Net change in unrealized appreciation
      (depreciation) on investments               -           (130,963)     (309,474)             (98,116)        4,602
                                               ----        -----------   -----------           ----------    ----------

Net increase (decrease) in net
   assets from operations                         -            161,429       172,262               49,935         4,823
                                               ----        -----------   -----------           ----------    ----------

Contract transactions (1)
   Purchase payments (Note 4)                     -             59,846        21,867                2,035        11,224
   Surrenders and terminations                    -           (316,185)     (312,340)             (12,983)      (19,015)
   Transfers between portfolios                   -         (1,057,286)     (262,800)            (677,389)      107,572
   Net annuitization transactions                 -                  -             -                    -             -
   Policyholder charges (Note 3)                  -             (6,445)       (5,809)                (168)         (292)
                                               ----        -----------   -----------           ----------    ----------
Net increase (decrease) in net
   assets from contract transactions              -         (1,320,070)     (559,082)            (688,505)       99,489
                                               ----        -----------   -----------           ----------    ----------
Net increase (decrease) in net assets             -         (1,158,641)     (386,820)            (638,570)      104,312
Net assets beginning of period                    -          2,490,751     3,730,028              638,570             -
                                               ----        -----------   -----------           ----------    ----------
Net assets end of period                       $  -        $ 1,332,110   $ 3,343,208           $        -    $  104,312
----------------------------------------       ====        ===========   ===========           ==========    ==========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006            -            199,326       252,378               68,545             -
   Units Issued                                   -             11,986        25,870                1,700        11,378
   Units Redeemed                                 -           (113,821)      (62,248)             (70,245)       (1,832)
                                               ----        -----------   -----------           ----------    ----------
Units Outstanding at December 31, 2007            -             97,491       216,000                    -         9,546
                                               ====        ===========   ===========           ==========    ==========

                                                              JNL/           JNL/           JNL/
                                            JNL/PIMCO     PPM America    PPM America     PPM America       JNL/Putnam
                                           Total Return    Core Equity   High Yield      Value Equity        Midcap
                                          Bond Portfolio    Portfolio   Bond Portfolio    Portfolio    Growth Portfolio(c)
                                          --------------  ------------  --------------  -------------  ------------------
Operations
   Net investment income (loss)            $   243,532     $    (994)    $   174,357      $  (1,504)       $   (22,278)
   Net realized gain (loss) on                 129,059         2,110          46,158         10,366            435,710
     investments
   Net change in unrealized appreciation
     (depreciation) on investments             150,768        (7,166)       (291,293)       (15,674)          (436,566)
                                           -----------     ---------     -----------      ---------        -----------
Net increase (decrease) in net
   assets from operations                      523,359        (6,050)        (70,778)        (6,812)           (23,134)
                                           -----------     ---------     -----------      ---------        -----------
Contract transactions (1)
   Purchase payments (Note 4)                   15,552             -           9,506         27,350              6,511
   Surrenders and terminations                (964,403)       (2,304)       (577,305)       (46,936)          (200,892)
   Transfers between portfolios                340,971        (5,382)        (59,014)         9,424         (1,475,706)
   Net annuitization transactions                    -             -               -              -                  -
   Policyholder charges (Note 3)               (17,529)          (54)        (12,557)          (927)            (5,152)
                                           -----------     ---------     -----------      ---------        -----------
Net increase (decrease) in net
   Assets from contract transactions          (625,409)       (7,740)       (639,370)       (11,089)        (1,675,239)
                                           -----------     ---------     -----------      ---------        -----------

Net increase (decrease) in net assets         (102,050)      (13,790)       (710,148)       (17,901)        (1,698,373)
Net assets beginning of period               8,337,655        81,967       3,297,447        133,154          1,698,373
                                           -----------     ---------     -----------      ---------        -----------
Net assets end of period                   $ 8,235,605     $  68,177     $ 2,587,299      $ 115,253        $         -
----------------------------------------   ===========     =========     ===========      =========        ===========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006         598,023         6,103         224,339         10,672            190,772

   Units Issued                                130,539           205          39,262          7,038              8,805
   Units Redeemed                             (174,296)         (744)        (82,810)        (7,746)          (199,577)
                                           -----------     ---------     -----------      ---------        -----------
Units Outstanding at December 31, 2007         554,266         5,564         180,791          9,964                  -
                                           ===========     =========     ===========      =========        ===========

(a)   Commencement Of operations January 16, 2007.

(b)   The period is from January 1, 2007 through acquisition April 27, 2007.

(c)   The Period is from January 1, 2007 through acquisition November 30, 2007.

(d)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    25

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                                                                                        JNL/S&P
                                                                   JNL/S&P            JNL/              JNL/         Disciplined
                                                                 Competitive     S&P Disciplined  S&P Disciplined      Moderate
                                                 JNL/S&P 4        Advantage          Growth          Moderate           Growth
                                                Portfolio(b)    Portfolio(b)      Portfolio(a)     Portfolio(a)      Portfolio(a)
                                              ---------------  ---------------  ----------------  ---------------  ----------------
Operations
   Net investment income (loss)                    $  -             $  -           $   (329)         $     (5)       $     (137)
   Net realized gain (loss) on investments            -                -              3,149                 -                (1)
   Net change in unrealized appreciation
      (depreciation) on investments                   -                -             (3,480)              (27)             (715)
                                                   ----             ----           --------          --------        ----------
Net increase (decrease) in net assets
   from operations                                    -                -               (660)              (32)             (853)
                                                   ----             ----           --------          --------        ----------
Contract transactions(1)
   Purchase payments (Note 4)                         -                -             65,223                 -            20,763
   Surrenders and terminations                        -                -             (1,250)                -                 -
   Transfers between portfolios                       -                -                585             4,186            85,194
   Net annuitization transactions                     -                -                  -                 -                 -
   Policyholder charges (Note 3)                      -                -                 (3)                -                 -
                                                   ----             ----           --------          --------        ----------
Net increase (decrease) in net assets from
   contract transactions                              -                -             64,555             4,186           105,957
                                                   ----             ----           --------          --------        ----------
Net increase (decrease) in net assets                 -                -             63,895             4,154           105,104

Net assets beginning of period                        -                -                  -                 -                 -
                                                   ----             ----           --------          --------        ----------
Net assets end of period                           $  -             $  -           $ 63,895           $ 4,154        $  105,104
------------------------------------------         ====             ====           ========         =========        ==========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                -                -                  -                 -                 -
      Units Issued                                    -                -             18,854               394             9,996
      Units Redeemed                                  -                -            (12,767)                -                 -
                                                   ----             ----           --------          --------        ----------
Units Outstanding at December 31, 2007                -                -              6,087               394             9,996
                                                   ====             ====           ========         =========        ==========

                                                  JNL/S&P                             JNL/             JNL/
                                              Dividend Income      JNL/S&P         S&P Managed      S&P Managed          JNL/
                                                 & Growth      Intrinsic Value     Aggressive      Conservative       S&P Managed
                                               Portfolio(b)     Portfolio(b)    Growth Portfolio     Portfolio     Growth Portfolio
                                              ---------------  ---------------  ----------------  ---------------  ----------------
Operations
   Net investment income (loss)                     $  -             $  -          $    27,672       $   9,356       $     (6,164)
   Net realized gain (loss) on investments             -                -              417,045          19,332          2,261,139
   Net change in unrealized appreciation
      (depreciation) on investments                    -                -              246,681          (6,609)          (652,629)
                                                    ----             ----          -----------       ---------       ------------
Net increase (decrease) in net assets
   from operations                                     -                -              691,398          22,079          1,602,346
                                                    ----             ----          -----------       ---------       ------------
Contract transactions (1)
   Purchase payments (Note 4)                          -                -               94,274               -            343,829
   Surrenders and terminations                         -                -             (713,260)        (40,520)        (3,255,149)
   Transfers between portfolios                        -                -             (261,388)        627,537         (1,700,792)
   Net annuitization transactions                      -                -                    -               -                  -
   Policyholder charges (Note 3)                       -                -              (20,368)           (537)           (68,215)
                                                    ----             ----          -----------       ---------       ------------
Net increase (decrease) in net assets from
   contract transactions                               -                -             (900,742)        586,480         (4,680,327)
                                                    ----             ----          -----------       ---------       ------------
Net increase (decrease) in net assets                  -                -             (209,344)        608,559         (3,077,981)

Net assets beginning of period                         -                -            9,227,903          92,069         24,044,301
                                                    ----             ----          -----------       ---------       ------------
Net assets end of period                            $  -             $  -          $ 9,018,559       $ 700,628       $ 20,966,320
------------------------------------------          ====             ====          ===========       =========       ============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                 -                -              684,147           8,392          1,838,831
      Units Issued                                     -                -               44,932          73,792             81,672
      Units Redeemed                                   -                -             (107,138)        (21,279)          (422,449)
                                                    ----             ----          -----------       ---------       ------------
Units Outstanding at December 31, 2007                 -                -              621,941          60,905          1,498,054
                                                    ====             ====          ===========       =========       ============

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    26

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                JNL/              JNL/
                                             S&P Managed       S&P Managed         JNL/S&P           JNL/S&P           JNL/S&P
                                              Moderate          Moderate       Retirement 2015   Retirement 2020   Retirement 2025
                                              Portfolio     Growth Portfolio      Portfolio         Portfolio         Portfolio
                                           --------------   ----------------   ---------------   ---------------   ---------------
Operations
   Net investment income (loss)               $   7,021       $     50,627           $  -          $     (413)          $  -
   Net realized gain (loss) on investments       15,937          1,181,043              -              10,832              -
   Net change in unrealized appreciation
      (depreciation) on investments               1,795           (313,330)             -              (7,268)             -
                                              ---------       ------------           ----          ----------           ----
Net increase (decrease) in net assets
   from operations                               24,753            918,340              -               3,151              -
                                              ---------       ------------           ----          ----------           ----
Contract transactions (1)
   Purchase payments (Note 4)                       555            103,318              -               6,552              -
   Surrenders and terminations                  (46,897)        (2,070,993)             -                (393)             -
   Transfers between portfolios                 315,886            136,368              -            (129,151)             -
   Net annuitization transactions                     -                  -              -                   -              -
   Policyholder charges (Note 3)                   (278)           (45,762)             -                   -              -
                                              ---------       ------------           ----          ----------           ----
Net increase (decrease) in net assets from
   contract transactions                        269,266         (1,877,069)             -            (122,992)             -
                                              ---------       ------------           ----          ----------           ----
Net increase (decrease) in net assets           294,019           (958,729)             -            (119,841)             -

Net assets beginning of period                  282,811         13,496,628              -             146,452              -
                                              ---------       ------------           ----          ----------           ----
Net assets end of period                      $ 576,830       $ 12,537,899           $  -          $   26,611           $  -
------------------------------------------    =========       ============           ====          ==========           ====

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006           24,511          1,073,339              -              13,348              -
      Units Issued                               26,500             73,714              -               1,091              -
      Units Redeemed                             (3,898)          (215,119)             -             (12,184)             -
                                              ---------       ------------           ----          ----------           ----
Units Outstanding at December 31, 2007           47,113            931,934              -               2,255              -
                                              =========       ============           ====          ==========           ====

                                                JNL/
                                           S&P Retirement        JNL/S&P          JNL/Select        JNL/Select          JNL/
                                               Income         Total Yield          Balanced        Money Market      Select Value
                                              Portfolio       Portfolio(a)        Portfolio         Portfolio         Portfolio
                                           --------------   ----------------   ---------------   ---------------   ---------------
Operations
   Net investment income (loss)               $    (15)           $  -          $     46,290      $     77,949       $    24,748
   Net realized gain (loss) on investments         107               -               361,664                16           105,237
   Net change in unrealized appreciation
      (depreciation) on investments                779               -               (43,053)              (16)          (58,807)
                                              --------            ----          ------------      ------------       -----------
Net increase (decrease) in net assets
   from operations                                 871               -               364,901            77,949            71,178
                                              --------            ----          ------------      ------------       -----------
Contract transactions (1)
   Purchase payments (Note 4)                        -               -                76,725            20,660            39,643
   Surrenders and terminations                       -               -              (788,635)       (2,191,854)          (86,160)
   Transfers between portfolios                 35,628               -              (274,883)        2,866,614           230,422
   Net annuitization transactions                    -               -                     -                 -                 -
   Policyholder charges (Note 3)                    (3)              -               (14,495)          (51,372)           (1,712)
                                              --------            ----          ------------      ------------       -----------
Net increase (decrease) in net assets from
   contract transactions                        35,625               -            (1,001,288)          644,048           182,193
                                              --------            ----          ------------      ------------       -----------
Net increase (decrease) in net assets           36,496               -              (636,387)          721,997           253,371

Net assets beginning of period                   5,031               -             6,541,050         1,919,779         1,057,422
                                              --------            ----          ------------      ------------       -----------
Net assets end of period                      $ 41,527            $  -          $  5,904,663      $  2,641,776       $ 1,310,793
------------------------------------------    ========            ====          ============      ============       ===========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006             475               -               518,422           177,965            73,024
      Units Issued                               3,302               -                49,322           515,776            43,466
      Units Redeemed                               (49)              -              (125,560)         (456,542)          (31,269)
                                              --------            ----          ------------      ------------       -----------
Units Outstanding at December 31, 2007           3,728               -               442,184           237,199            85,221
                                              ========            ====          ============      ============       ===========

(a)   Commencement of operations December 3, 2007.

                    See notes to the financial statements.                    27

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2007

                                                            JNL/T.Rowe         JNL/T.Rowe       JNL/T.Rowe
                                                        Price Established    Price Mid-Cap     Price Value
                                                         Growth Portfolio   Growth Portfolio    Portfolio
                                                        -----------------   ----------------   -----------
Operations
   Net investment income (loss)                            $   (46,515)       $    (7,486)     $    18,039
   Net realized gain (loss) on investments                     836,188          1,503,924          148,346
   Net change in unrealized appreciation
   (depreciation) on investments                              (211,519)          (144,302)        (198,219)
                                                           -----------        -----------      -----------
Net increase (decrease) in net assets from operations          578,154          1,352,136          (31,834)
                                                           -----------        -----------      -----------

Contract transactions (1)
   Purchase payments (Note 4)                                   66,800            104,215           41,668
   Surrenders and terminations                                (730,168)        (1,005,541)         (81,680)
   Transfers between portfolios                                280,166           (648,703)         637,588
   Net annuitization transactions                                    -             (7,917)               -
   Policyholder charges (Note 3)                               (15,700)           (19,366)          (1,404)
                                                           -----------        -----------      -----------
Net increase (decrease) in net assets from
   contract transactions                                      (398,902)        (1,577,312)         596,172
                                                           -----------        -----------      -----------

Net increase (decrease) in net assets                          179,252           (225,176)         564,338

Net assets beginning of period                               7,174,707          9,233,749        1,568,120
                                                           -----------        -----------      -----------

Net assets end of period                                   $ 7,353,959        $ 9,008,573      $ 2,132,458
------------------------------------------------------     ===========        ===========      ===========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2006                         560,720            637,579          112,377

   Units Issued                                                109,013             71,679           66,122
   Units Redeemed                                             (139,661)          (170,327)         (24,543)
                                                           -----------        -----------      -----------
Units Outstanding at December 31, 2007                         530,072            538,931          153,956
                                                           ===========        ===========      ===========

                    See notes to the financial statements.                    28

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                  JNL/AIM         JNL/AIM         JNL/AIM            JNL/             JNL/
                                                 Large Cap      Real Estate   Small Cap Growth   Alger Growth   Eagle Core Equity
                                             Growth Portfolio    Portfolio       Portfolio         Portfolio        Portfolio
                                             ----------------   -----------   ----------------   ------------   -----------------
Operations
   Net investment income (loss)                $    (3,068)     $      (872)    $    (2,624)     $     (2,381)     $   (86,194)
   Net realized gain (loss) on investments          10,022           15,754          29,236             6,749          127,544
   Net change in unrealized appreciation
     (depreciation) on investments                   7,189           84,581          (2,317)              (59)         529,885
                                               -----------      -----------     -----------      ------------      -----------
Net increase (decrease) in net assets
   from operations                                  14,143           99,463          24,295             4,309          571,235
                                               -----------      -----------     -----------      ------------      -----------
Contract transactions (1)
   Purchase payments (Note 4)                          155            1,435             140               302           19,614
   Surrenders and terminations                     (19,843)         (24,640)         (6,665)          (18,147)        (413,524)
   Transfers between portfolios                     45,296          259,576          (6,787)          (77,957)        (293,972)
   Net annuitization transactions                        -                -               -                 -            9,045
   Policyholder charges (Note 3)                      (703)            (299)           (166)             (601)         (10,751)
                                               -----------      -----------     -----------      ------------      -----------
Net increase (decrease) in net assets from
   contract transactions                            24,905          236,072         (13,478)          (96,403)        (689,588)
                                               -----------      -----------     -----------      ------------      -----------
Net increase (decrease) in net assets               39,048          335,535          10,817           (92,094)        (118,353)

Net assets beginning of period                     190,128          214,785         129,931           267,640        5,785,814
                                               -----------      -----------     -----------      ------------      -----------
Net assets end of period                       $   229,176      $   550,320     $   140,748      $    175,546      $ 5,667,461
-------------------------------------------    ===========      ===========     ===========      ============      ===========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2005              16,654           18,717          11,271            22,644          529,086

   Units Issued                                     10,872           23,308          17,144            10,356           15,952
   Units Redeemed                                   (8,633)          (6,334)        (17,588)          (18,634)         (76,565)
                                               -----------      -----------     -----------      ------------      -----------
Units Outstanding at December 31, 2006              18,893           35,691          10,827            14,366          468,473
                                               ===========      ===========     ===========      ============      ===========

                                                                                                    JNL/Franklin    JNL/Franklin
                                                    JNL/             JNL/             JNL/           Templeton        Templeton
                                               Eagle SmallCap    FMR Balanced     FMR Mid-Cap          Income         Small Cap
                                              Equity Portfolio     Portfolio    Equity Portfolio   Portfolio (a)   Value Portfolio
                                              ----------------   ------------   ----------------   -------------   ---------------
Operations
   Net investment income (loss)                 $    (3,440)      $   (1,919)      $  (1,023)        $  14,346       $  (1,128)
   Net realized gain (loss) on investments           37,080           13,046             893             4,682           5,848
   Net change in unrealized appreciation
     (depreciation) on investments                     (935)          23,801           4,477            18,161          16,933
                                                -----------       ----------       ---------         ---------       ---------
Net increase (decrease) in net assets
   from operations                                   32,705           34,928           4,347            37,189          21,653
                                                -----------       ----------       ---------         ---------       ---------
Contract transactions (1)
   Purchase payments (Note 4)                            10              682             151                 -             556
   Surrenders and terminations                      (11,238)         (25,895)           (813)          (22,955)         (4,226)
   Transfers between portfolios                     177,442          176,757          37,043           680,990          46,353
   Net annuitization transactions                         -                -               -                 -               -
   Policyholder charges (Note 3)                       (271)            (694)            (29)             (178)            (59)
                                                -----------       ----------       ---------         ---------       ---------
Net increase (decrease) in net assets from
   contract transactions                            165,943          150,850          36,352           657,857          42,624
                                                -----------       ----------       ---------         ---------       ---------
Net increase (decrease) in net assets               198,648          185,778          40,699           695,046          64,277

Net assets beginning of period                      149,111          239,996          36,383                 -         147,404
                                                -----------       ----------       ---------         ---------       ---------
Net assets end of period                        $   347,759       $  425,774       $  77,082         $ 695,046       $ 211,681
-------------------------------------------     ===========       ==========       =========         =========       =========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2005               12,973           20,359           3,006                 -          14,303

   Units Issued                                      21,431           21,743           4,216            73,447          18,792
   Units Redeemed                                    (8,823)          (8,970)         (1,454)           (9,486)        (15,419)
                                                -----------       ----------       ---------         ---------       ---------
Units Outstanding at December 31, 2006               25,581           33,132           5,768            63,961          17,676
                                                ===========       ==========       =========         =========       =========

(a) Commencement of operations May 1, 2006.

                    See notes to the financial statements.                    29

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                                 JNL/Goldman     JNL/JPMorgan                      JNL/Lazard
                                                JNL/Goldman      Sachs Short    International    JNL/JPMorgan       Emerging
                                               Sachs Mid Cap    Duration Bond       Equity       International       Markets
                                              Value Portfolio   Portfolio (a)     Portfolio     Value Portfolio   Portfolio (a)
                                              ---------------   -------------   -------------   ---------------   -------------
Operations
   Net investment income (loss)                  $   2,697        $  (4,479)     $    (4,877)     $    21,402       $   (261)
   Net realized gain (loss) on investments          14,467              773          229,922          349,720         (5,489)
   Net change in unrealized appreciation
      (depreciation) on investments                 35,344           13,443          359,928          589,810          6,767
                                                 ---------        ---------      -----------      -----------       --------
Net increase (decrease) in net assets
   from operations                                  52,508            9,737          584,973          960,932          1,017
                                                 ---------        ---------      -----------      -----------       --------
Contract transactions (1)
   Purchase payments (Note 4)                          556                -           12,324           11,839              -
   Surrenders and terminations                     (16,413)         (30,846)        (251,057)        (293,085)             -
   Transfers between portfolios                    143,297          565,053         (164,239)         871,035         34,365
   Net annuitization transactions                        -                -                -                -              -
   Policyholder charges (Note 3)                      (460)             (65)          (8,016)          (7,930)             -
                                                 ---------        ---------      -----------      -----------       --------
Net increase (decrease) in net assets from
   contract transactions                           126,980          534,142         (410,988)         581,859         34,365
                                                 ---------        ---------      -----------      -----------       --------
Net increase (decrease) in net assets              179,488          543,879          173,985        1,542,791         35,382
Net assets beginning of period                   $ 353,907        $       -      $ 2,975,565      $ 3,021,517       $      -
                                                 =========        =========      ===========      ===========       ========
Net assets end of period                         $ 533,395        $ 543,879      $ 3,149,550      $ 4,564,308       $ 35,382
------------------------------------------       =========        =========      ===========      ===========       ========

(1) Contract Unit Transactions
Units Outstanding at December 31,2005               33,788                -          345,500          319,507              -
   Units Issued                                     34,952           56,651           35,899          137,080          6,590
   Units Redeemed                                  (23,985)          (3,339)         (78,480)         (85,513)        (3,339)
                                                 ---------        ---------      -----------      -----------       --------
Units Outstanding at December 31,2006               44,755           53,312          302,919          371,074          3,251
                                                 =========        =========      ===========      ===========       ========

                                                 JNL/Lazard       JNL/Lazard         JNL/MCM        JNL/MCM        JNL/MCM
                                                  Mid Cap          Small Cap            25        Bond Index    Communications
                                              Value Portfolio   Value Portfolio   Portfolio (a)    Portfolio   Sector Portfolio
                                              ---------------   ---------------   -------------   ----------   ----------------
Operations
   Net investment income (loss)                 $    79,832       $   528,010       $    (55)     $   2,009       $      595
   Net realized gain (loss) on investments          548,459           729,682              1          1,265           15,462
   Net change in unrealized appreciation
      (depreciation) on investments                 143,792          (366,741)           413          3,090           26,270
                                                -----------       -----------       --------      ---------       ----------
Net increase (decrease) in net assets
   from operations                                  772,083           890,951            359          6,364           42,327
                                                -----------       -----------       --------      ---------       ----------
Contract transactions (1)
   Purchase payments (Note 4)                        22,820            23,924              -          1,413              231
   Surrenders and terminations                     (544,220)         (421,458)             -        (22,271)         (21,158)
   Transfers between portfolios                    (504,628)         (753,713)        47,486       (190,616)         123,843
   Net annuitization transactions                      (685)           (1,123)             -              -                -
   Policyholder charges (Note 3)                    (17,562)          (12,642)             -           (606)            (417)
                                                -----------       -----------       --------      ---------       ----------
Net increase (decrease) in net assets from
   contract transactions                         (1,044,275)       (1,165,012)        47,486       (212,080)         102,499
                                                -----------       -----------       --------      ---------       ----------
Net increase (decrease) in net assets              (272,192)         (274,061)        47,845       (205,716)         144,826
Net assets beginning of period                  $ 6,816,636       $ 6,744,936       $      -      $ 809,264       $   61,859
                                                ===========       ===========       ========      =========       ==========
Net assets end of period                        $ 6,544,444       $ 6,470,875       $ 47,845      $ 603,548       $  206,685
------------------------------------------      ===========       ===========       ========      =========       ==========

(1) Contract Unit Transactions
Units Outstanding at December 31,2005               340,867           390,408              -         78,584            5,063
      Units Issued                                   22,867            27,615          4,566         21,491           17,073
      Units Redeemed                                (73,608)          (92,293)             -        (42,675)          (9,438)
                                                -----------       -----------       --------      ---------       ----------
Units Outstanding at December 31,2006               290,126           325,730          4,566         57,400           12,698
                                                ===========       ===========       ========      =========       ==========

(a) Commencement of operations May 1,2006.

                    See notes to the financial statements.                    30

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                                   JNL/MCM
                                                 JNL/MCM           Enhanced          JNL/MCM           JNL/MCM           JNL/MCM
                                              Consumer Brands   S&P 500 Stock   Financial Sector  Healthcare Sector   International
                                             Sector Portfolio  Index Portfolio      Portfolio         Portfolio      Index Portfolio
                                             ----------------  ---------------  ----------------  -----------------  ---------------
Operations
   Net investment income (loss)                  $   (331)       $   320,070       $    (329)         $  (3,879)       $    19,429
   Net realized gain (loss) on investments            866            376,157          16,330             18,828             33,622
   Net change in unrealized appreciation
      (depreciation) on investments                 2,302            237,114          19,218              2,978            152,853
                                                 --------        -----------       ---------          ---------        -----------
Net increase (decrease) in net assets
   from operations                                  2,837            933,341          35,219             17,927            205,904
                                                 --------        -----------       ---------          ---------        -----------
Contract transactions (1)
   Purchase payments (Note 4)                       1,379             22,074           2,757              1,243              7,958
   Surrenders and terminations                       (845)          (565,907)        (32,506)           (38,052)           (86,596)
   Transfers between portfolios                     1,080           (403,896)        178,143            (47,670)           445,194
   Net annuitization transactions                       -             42,227               -                  -                  -
   Policyholder charges (Note 3)                      (30)           (18,450)         (1,000)            (1,375)            (2,650)
                                                 --------        -----------       ---------          ---------        -----------
Net increase (decrease) in net assets from
   contract transactions                            1,584           (923,952)        147,394            (85,854)           363,906
                                                 --------        -----------       ---------          ---------        -----------
Net increase (decrease) in net assets               4,421              9,389         182,613            (67,927)           569,810
Net assets beginning of period                   $ 36,601        $ 6,845,828       $ 112,328          $ 490,168        $   647,753
                                                 ========        ===========       =========          =========        ===========
Net assets end of period                         $ 41,022        $ 6,855,217       $ 294,941          $ 422,241        $ 1,217,563
------------------------------------------       ========        ===========       =========          =========        ===========

(1) Contract Unit Transactions
Units Outstanding at December 31,2005               3,437            840,578           9,619             44,351             49,594
      Units Issued                                  1,787             36,025          26,874             10,350             44,321
      Units Redeemed                               (1,767)          (144,971)        (15,159)           (18,200)           (18,549)
                                                 --------        -----------       ---------          ---------        -----------
Units Outstanding at December 31,2006               3,457            731,632          21,334             36,501             75,366
                                                 ========        ===========       =========          =========        ===========

                                                JNL/MCM          JNL/MCM           JNL/MCM            JNL/MCM          JNL/MCM
                                                 JNL 5        JNL Optimized       Oil & Gas        S&P 400 MidCap   S&P 500 Index
                                               Portfolio     5 Portfolio (a)   Sector Portfolio   Index Portfolio     Portfolio
                                             -------------   ---------------   ----------------   ---------------   -------------
Operations
   Net investment income (loss)              $   (172,062)      $     (80)       $    (5,772)        $  (1,115)      $       230
   Net realized gain (loss) on investments        985,664              68            185,268            45,794            45,984
   Net change in unrealized appreciation
      (depreciation) on investments             1,441,811          13,747             68,616            13,471           125,670
                                             ------------       ---------        -----------         ---------       -----------
Net increase (decrease) in net assets
   from operations                              2,255,413          13,735            248,112            58,150           171,884
                                             ------------       ---------        -----------         ---------       -----------
Contract transactions (1)
   Purchase payments (Note 4)                      88,992               -              3,876             1,298             1,319
   Surrenders and terminations                 (1,190,807)         (3,757)          (143,622)          (69,529)         (156,791)
   Transfers between portfolios                (2,373,140)        162,573            200,284           213,503           232,018
   Net annuitization transactions                 (14,811)              -                  -                 -                 -
   Policyholder charges (Note 3)                  (38,098)            (12)            (4,601)           (2,411)           (5,277)
                                             ------------       ---------        -----------         ---------       -----------
Net increase (decrease) in net assets from
   contract transactions                       (3,527,864)        158,804             55,937           142,861            71,269
                                             ------------       ---------        -----------         ---------       -----------
Net increase (decrease) in net assets          (1,272,451)        172,539            304,049           201,011           243,153
Net assets beginning of period               $ 15,823,037       $       -        $ 1,333,899         $ 640,944       $ 1,340,001
                                             ============       =========        ===========         =========       ===========
Net assets end of period                     $ 14,550,586       $ 172,539        $ 1,637,948         $ 841,955       $ 1,583,154
------------------------------------------   ============       =========        ===========         =========       ===========

(1) Contract Unit Transactions
Units Outstanding at December 31,2005           1,333,067               -             71,576            51,467           119,403
      Units Issued                                351,750          16,468             43,438            32,993            58,743
      Units Redeemed                             (630,400)           (384)           (41,098)          (21,864)          (53,672)
                                             ------------       ---------        -----------         ---------       -----------
Units Outstanding at December 31,2006           1,054,417          16,084             73,916            62,596           124,474
                                             ============       =========        ===========         =========       ===========

(a) Commencement of operations May 1,2006.

                    See notes to the financial statements.                    31

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                                   JNL/MCM          JNL/MCM          JNL/MCM            JNL/MCM      JNL/Oppenheimer
                                              Select Small-Cap  Small Cap Index     Technology            VIP         Global Growth
                                                Portfolio (a)      Portfolio     Sector Portfolio      Portfolio        Portfolio
                                              ----------------  ---------------  ----------------  ----------------  ---------------
Operations
   Net investment income (loss)                   $    (186)        $   1,619        $  (3,737)       $   (27,635)     $   (37,731)
   Net realized gain (loss) on investments              523            41,139            6,452             42,741          443,867
   Net change in unrealized appreciation
      (depreciation) on investments                  (1,284)           29,391            7,269            221,896          101,839
                                                  ---------         ---------        ---------        -----------      -----------
Net increase (decrease) in net assets
   from operations                                     (947)           72,149            9,984            237,002          507,975
                                                  ---------         ---------        ---------        -----------      -----------
Contract transactions (1)
   Purchase payments (Note 4)                             -             1,215              192             18,325            4,050
   Surrenders and terminations                         (185)          (34,715)         (42,203)          (149,431)        (249,114)
   Transfers between portfolios                     110,080           280,080           38,642             82,570         (222,983)
   Net annuitization transactions                         -                 -                -                  -           (2,405)
   Policyholder charges (Note 3)                         (8)             (971)          (1,372)            (1,931)          (7,982)
                                                  ---------         ---------        ---------        -----------      -----------
Net increase (decrease) in net assets from
   contract transactions                            109,887           245,609           (4,741)           (50,467)        (478,434)
                                                  ---------         ---------        ---------        -----------      -----------
Net increase (decrease) in net assets               108,940           317,758            5,243            186,535           29,541
Net assets beginning of period                            -           369,886          266,707          2,304,216        3,700,487
                                                  ---------         ---------        ---------        -----------      -----------
Net assets end of period                          $ 108,940         $ 687,644        $ 271,950        $ 2,490,751      $ 3,730,028
-------------------------------------------       =========         =========        =========        ===========      ===========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2005                    -            31,226           26,213            203,523          288,492
   Units Issued                                      13,194            26,792           21,014             33,129           52,241
   Units Redeemed                                    (2,163)           (7,850)         (22,662)           (37,326)         (88,355)
                                                  ---------         ---------        ---------        -----------      -----------
Units Outstanding at December 31, 2006               11,031            50,168           24,565            199,326          252,378
                                                  =========         =========        =========        ===========      ===========

                                                                    JNL/PIMCO           JNL/          JNL/Putnam       JNL/Putnam
                                               JNL/Oppenheimer    Total Return     Putnam Equity         Midcap       Value Equity
                                              Growth Portfolio   Bond Portfolio     Portfolio      Growth Portfolio   Portfolio
                                              ----------------   ---------------   -------------   ----------------   ------------
Operations
   Net investment income (loss)                   $ (10,632)     $   172,577         $ (1,325)        $   (28,262)      $  (1,337)
   Net realized gain (loss) on investments           28,429           76,666             (560)            106,863           4,395
   Net change in unrealized appreciation
      (depreciation) on investments                   4,222          (90,507)           7,067              (5,963)          7,957
                                                  ---------      -----------         --------         -----------       ---------
Net increase (decrease) in net assets
   from operations                                   22,019          158,736            5,182              72,638          11,015
                                                  ---------      -----------         --------         -----------       ---------
Contract transactions (1)
   Purchase payments (Note 4)                         3,395           19,718                -               4,816               -
   Surrenders and terminations                      (37,277)        (985,145)            (739)           (157,748)        (30,470)
   Transfers between portfolios                    (115,417)        (170,861)         (35,087)           (163,567)         80,263
   Net annuitization transactions                         -          (19,991)               -              (1,080)              -
   Policyholder charges (Note 3)                     (1,005)         (27,128)             (23)             (4,991)         (1,147)
                                                  ---------      -----------         --------         -----------       ---------
Net increase (decrease) in net assets from
   contract transactions                           (150,304)      (1,183,407)         (35,849)           (322,570)         48,646
                                                  ---------      -----------         --------         -----------       ---------
Net increase (decrease) in net assets              (128,285)      (1,024,671)         (30,667)           (249,932)         59,661
Net assets beginning of period                      766,855        9,362,326          112,634           1,948,305          73,493
                                                  ---------      -----------         --------         -----------       ---------
Net assets end of period                          $ 638,570      $ 8,337,655         $ 81,967         $ 1,698,373       $ 133,154
-------------------------------------------       =========      ===========         ========         ===========       =========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2005               85,111          684,242            9,379             227,882           6,564
   Units Issued                                       5,653           60,270            3,242              10,541           8,429
   Units Redeemed                                   (22,219)        (146,489)          (6,518)            (47,651)         (4,321)
                                                  ---------      -----------         --------         -----------       ---------
Units Outstanding at December 31, 2006               68,545          598,023            6,103             190,772          10,672
                                                  =========      ===========         ========         ===========       =========

(a)   Commencement of operations May 1, 2006.

                    See notes to the financial statements.                    32

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                              JNL/S&P             JNL/S&P            JNL/S&P           JNL/S&P          JNL/S&P
                                              Managed             Managed            Managed           Managed          Managed
                                             Aggressive         Conservative          Growth           Moderate        Moderate
                                          Growth Portfolio       Portfolio          Portfolio         Portfolio     Growth Portfolio
                                          ------------------ ------------------ ------------------ -------------- ------------------
Operations
   Net investment income (loss)              $   (90,616)         $   (311)       $   (145,963)       $   1,592       $    (47,682)
   Net realized gain (loss) on
      investments                              1,035,132             4,919           1,874,195           10,366            915,232
   Net change in unrealized appreciation
      (depreciation) on investments              274,269             1,830           1,136,587            7,514            510,869
                                             -----------          --------        ------------        ---------       ------------
Net increase (decrease) in net assets
   from operations                             1,218,785             6,438           2,864,819           19,472          1,378,419
                                             -----------          --------        ------------        ---------       ------------
Contract transactions (1)
   Purchase payments (Note 4)                     99,700                 -             119,758                -              6,352
   Surrenders and terminations                  (686,303)           (2,345)         (2,836,063)         (81,466)        (1,983,024)
   Transfers between portfolios               (1,489,626)           36,624          (2,125,675)         144,823           (383,933)
   Net annuitization transactions                      -                 -               9,306                -            (19,355)
   Policyholder charges (Note 3)                 (27,480)              (49)            (80,365)          (2,131)           (60,705)
                                             -----------          --------        ------------        ---------       ------------
Net increase (decrease) in net assets
   from contract transactions                 (2,103,709)           34,230          (4,913,039)          61,226         (2,440,665)
                                             -----------          --------        ------------        ---------       ------------
Net increase (decrease) in net assets           (884,924)           40,668          (2,048,220)          80,698         (1,062,246)
Net assets beginning of period                10,112,827            51,401          26,092,521          202,113         14,558,874
                                             -----------          --------        ------------        ---------       ------------
Net assets end of period                     $ 9,227,903          $ 92,069        $ 24,044,301        $ 282,811       $ 13,496,628
----------------------------------------     ===========          ========        ============        =========       ============

(1) Contract Unit Transactions
Units Outstanding at December 31, 2005           853,335             4,975           2,242,857           19,048          1,278,942
   Units Issued                                   33,045            25,570              55,069           28,267            149,212
   Units Redeemed                               (202,233)          (22,153)           (459,095)         (22,804)          (354,815)
                                             -----------          --------        ------------        ---------       ------------
Units Outstanding at December 31, 2006           684,147             8,392           1,838,831           24,511          1,073,339
                                             ===========          ========        ============        =========       ============

                                              JNL/S&P            JNL/S&P            JNL/S&P             JNL/S&P          JNL/Select
                                             Retirement         Retirement         Retirement          Retirement         Balanced
                                          2015 Portfolio (a) 2020 Portfolio (a) 2025 Portfolio (a) Income Portfolio (a)   Portfolio
                                          ------------------ ------------------ ------------------ -------------------- ------------
Operations
   Net investment income (loss)              $  -               $    (529)           $   -               $   (11)       $    68,138
   Net realized gain (loss) on
      investments                               -                      23                -                     1             42,307
   Net change in unrealized appreciation
      (depreciation) on investments             -                   9,353                -                    88            600,632
                                             ----               ---------            -----               -------        -----------
Net increase (decrease) in net assets
   from operations                              -                   8,847                -                    78            711,077
                                             ----               ---------            -----               -------        -----------
Contract transactions (1)
   Purchase payments (Note 4)                   -                       -                -                     -             14,783
   Surrenders and terminations                  -                       -                -                     -           (378,638)
   Transfers between portfolios                 -                 137,615                -                 4,953            225,820
   Net annuitization transactions               -                       -                -                     -            (23,818)
   Policyholder charges (Note 3)                -                     (10)               -                     -             (9,484)
                                             ----               ---------            -----               -------        -----------
Net increase (decrease) in net assets
   from contract transactions                   -                 137,605                -                 4,953           (171,337)
                                             ----               ---------            -----               -------        -----------
Net increase (decrease) in net assets           -                 146,452                -                 5,031            539,740
Net assets beginning of period                  -                       -                -                     -          6,001,310
                                             ----               ---------            -----               -------        -----------
Net assets end of period                     $  -               $ 146,452            $   -               $ 5,031        $ 6,541,050
----------------------------------------     ====               =========            =====               =======        ===========

(1) Contract Unit Transactions
Units Outstanding at December 31, 2005          -                       -                -                     -            532,284
   Units Issued                                 -                  13,349                -                   478             73,800
   Units Redeemed                               -                      (1)               -                    (3)           (87,662)
                                             ----               ---------            -----               -------        -----------
Units Outstanding at December 31, 2006          -                  13,348                -                   475            518,422
                                             ====               =========            =====               =======        ===========

(a)   Commencement of operations January 17, 2006.

                    See notes to the financial statements.                    33

Jackson National Separate Account V
Statements of Changes in Net Assets
For the Year Ended December 31, 2006

                                           JNL/Select         JNL/Select         JNL/Select       JNL/Select       JNL/T. Rowe
                                             Global            Large Cap        Money Market        Value       Price Established
                                        Growth Portfolio   Growth Portfolio       Portfolio        Portfolio          Growth
                                        ----------------   ----------------   ---------------   -------------   -----------------
Operations
   Net investment income (loss)           $   (44,988)       $  (100,762)      $    66,034       $    14,135       $   (78,836)
   Net realized gain (loss) on
     investments                             (365,014)           (27,351)               79            59,166           255,014
   Net change in unrealized
     appreciation (depreciation) on
     investments                              784,511            305,136               (79)           65,406           592,666
                                          -----------        -----------       -----------       -----------       -----------
Net increase (decrease) in net
   assets from operations                     374,509            177,023            66,034           138,707           768,844
                                          -----------        -----------       -----------       -----------       -----------
Contract transactions (1)
   Purchase payments (Note 4)                  11,199             36,840            16,828               728            18,952
   Surrenders and terminations               (305,052)          (527,768)       (1,561,710)          (59,743)         (456,355)
   Transfers between portfolios              (284,703)          (419,441)        1,175,404           613,822          (399,599)
   Net annuitization transactions                   -                  -           (22,707)                 -           (3,983)
   Policyholder charges (Note 3)              (12,789)           (21,204)          (26,508)           (1,792)          (15,124)
                                          -----------        -----------       -----------       -----------       -----------
Net increase (decrease) in net
   assets from contract transactions         (591,345)          (931,573)         (418,693)          553,015          (856,109)
                                          -----------        -----------       -----------       -----------       -----------

Net increase (decrease) in net assets        (216,836)          (754,550)         (352,659)          691,722           (87,265)

Net assets beginning of period              3,699,189          6,954,472         2,272,438           365,700         7,261,972
                                          -----------        -----------       -----------       -----------       -----------
Net assets end of period                  $ 3,482,353        $ 6,199,922       $ 1,919,779       $ 1,057,422       $ 7,174,707
-------------------------------------     ===========        ===========       ===========       ===========       ===========

(1) Contract Unit Transactions
Units Outstanding at December 31,
   2005                                       599,955          1,191,802           216,991            30,079           635,360

   Units Issued                                78,020             46,510           298,627            73,545            44,621
   Units Redeemed                            (171,441)          (205,061)         (337,653)          (30,600)         (119,261)
                                          -----------        -----------       -----------       -----------       -----------
Units Outstanding at December 31,
   2006                                       506,534          1,033,251           177,965            73,024           560,720
                                          ===========        ===========       ===========       ===========       ===========

                                                                                                                   JNL/Western
                                          JNL/T. Rowe         JNL/T. Rowe        JNL/Western      JNL/Western    U.S. Government
                                          Price Mid-Cap       Price Value        High Yield       Strategic         & Quality
                                        Growth Portfolio       Portfolio       Bond Portfolio   Bond Portfolio    Bond Portfolio
                                        ----------------   ----------------   ---------------   -------------   -----------------
Operations
   Net investment income (loss)           $    (72,236)      $    (2,118)       $   158,243       $  (40,420)        $  (1,600)
   Net realized gain (loss) on
     investments                             1,149,614           129,715             45,828              425              (454)
   Net change in unrealized
     appreciation (depreciation) on
     investments                              (597,734)          101,861             90,998          121,631             4,732
                                          ------------       -----------        -----------       ----------         ---------
Net increase (decrease) in net
   assets from operations                      479,644           229,458            295,069           81,636             2,678
                                          ------------       -----------        -----------       ----------         ---------
Contract transactions (1)
   Purchase payments (Note 4)                   22,543               151             12,720           10,867                 -
   Surrenders and terminations                (662,331)          (89,496)          (412,743)        (147,359)           (2,894)
   Transfers between portfolios               (672,851)          317,431           (308,879)         (73,307)          102,972
   Net annuitization transactions                8,869                 -             (4,413)          (2,213)                -
   Policyholder charges (Note 3)               (20,607)           (1,412)           (15,284)          (3,983)              (67)
                                          ------------       -----------        -----------       ----------         ---------
Net increase (decrease) in net
   assets from contract transactions        (1,324,377)          226,674           (728,599)        (215,995)          100,011
                                          ------------       -----------        -----------       ----------         ---------

Net increase (decrease) in net assets         (844,733)          456,132           (433,530)        (134,359)          102,689

Net assets beginning of period              10,078,482         1,111,988          3,730,977        2,860,764            80,947
                                          ------------       -----------        -----------       ----------         ---------
Net assets end of period                  $  9,233,749       $ 1,568,120        $ 3,297,447       $2,726,405         $ 183,636
-------------------------------------     ============       ===========        ===========       ==========         =========
(1) Contract Unit Transactions
Units Outstanding at December 31,
   2005                                        731,775            94,194            276,179          202,417             7,761
   Units Issued                                 56,244            45,528             20,036           21,506            11,526
   Units Redeemed                             (150,440)          (27,345)           (71,876)         (36,724)           (1,978)
                                          ------------       -----------        -----------       ----------         ---------
Units Outstanding at December 31,
   2006                                        637,579           112,377            224,339          187,199            17,309
                                          ============       ===========        ===========       ==========         =========

                    See notes to the financial statements.                    34

Jackson National Separate Account V
Notes to the Financial Statements

Note 1 - Organization

Jackson National Life Insurance Company ("Jackson") established Jackson National Separate Account V (the "Separate Account") on September 25, 1998. The Separate Account commenced operations on January 2, 2000, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained eighty-three (83) Portfolios during 2007, but currently contains eighty (80) Portfolios as of 12/31/07, each of which invests in the following series of mutual funds ("Funds"):

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------
JNL/AIM International Growth Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Real Estate Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund (1)
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified ResearchFund
JNL/Capital Guardian International Small Cap Fund
JNL/Capital Guardian U.S. Growth Equity Fund
JNL/Credit Suisse Global Natural Resources Fund
JNL/Credit Suisse Long/Short Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs Short Duration Bond Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/MCM 10 x 10 Fund*
JNL/MCM Bond Index Fund*
JNL/MCM Enhanced S&P 500 StockIndex Fund*
JNL/MCM Index 5 Fund*
JNL/MCM International Index Fund*
JNL/MCM S&P 400 MidCap Index Fund*
JNL/MCM S&P 500 Index Fund*
JNL/MCM Small Cap Index Fund*
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund(1)
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Core Equity Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Value Equity Fund
JNL/Putnam Midcap Growth Fund(1)
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Disciplined Growth Fund
JNL/S&P Disciplined Moderate Growth Fund
JNL/S&P Disciplined Moderate Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Managed Aggressive Growth Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Retirement 2015 Fund
JNL/S&P Retirement 2020 Fund
JNL/S&P Retirement 2025 Fund
JNL/S&P Retirement Income Fund
JNL/S&P Total Yield Fund
JNL/Select Balanced Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T.Rowe Price Established Growth Fund
JNL/T.Rowe Price Mid-Cap Growth Fund
JNL/T.Rowe Price Value Fund

Jackson National Separate Account V
Notes to the Financial Statements (continued)

Note 1 - Organization (continued)

--------------------------------------------------------------------------------
                              JNL Variable Fund LLC
--------------------------------------------------------------------------------
JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Dow(SM) Dividend Fund
JNL/MCM Financial Sector Fund*
JNL/MCM Healthcare Sector Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM JNL Optimized 5 Fund*
JNL/MCM Nasdaq(R) 25 Fund*
JNL/MCM NYSE International 25 Fund*
JNL/MCM Oil & Gas Sector Fund*
JNL/MCM S&P(R) 24 Fund
JNL/MCM S&P(R) SMid 60 Fund*
JNL/MCM Select Small-Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM Value Line(R) 30 Fund*
JNL/MCM VIP Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2007, the following acquisitions were accomplished at no cost to the contract owners:

------------------------------------------------------------------------------------------------------------------------------------
ACQUIRED PORTFOLIO                                 ACQUIRING PORTFOLIO                                         DATE OF AQUISITION
------------------------------------------------------------------------------------------------------------------------------------
JNL/Alger Growth Fund                              JNL/T.Rowe Price Established Growth Fund                    April 27, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Oppenheimer Growth Fund                        JNL/T.Rowe Price Established Growth Fund                    April 27, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Midcap Growth Fund                      JNL/FI Mid-Cap Equity Fund                                  November 30, 2007
------------------------------------------------------------------------------------------------------------------------------------

During the year ended December 31, 2007, the following Funds changed names:

------------------------------------------------------------------------------------------------------------------------------------
PRIOR PORTFOLIO NAME                               CURRENT PORTFOLIO NAME                                      EFFECTIVE DATE
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Value Equity Fund                       JNL/PPM America Value Equity Fund(2)                        January 16, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR Mid-Cap Equity Fund                        JNL/FI Mid-Cap Equity Fund                                  April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FMR Balanced Fund                              JNL/FI Balanced Fund                                        April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Western High Yield Bond Fund                   JNL/PPM America High Yield Bond Fund(2)                     April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Western Strategic Bond Fund                    JNL/Goldman Sachs Core Plus Bond Fund(2)                    April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Western U.S. Government & Quality Bond Fund    JNL/JPMorgan U.S. Government & Quality Bond Fund(2)         April 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FI Balanced Fund                               JNL/Capital Guardian Global Balanced Fund(2)                December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/FI Mid-Cap Equity Fund                         JNL/JPMorgan MidCap Growth Fund(2)                          December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/JPMorgan International Equity Fund             JNL/AIM International Growth Fund(2)                        December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Putnam Equity Fund                             JNL/PPM America Core Equity Fund(2)                         December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Select Global Growth Fund                      JNL/Capital Guardian Global Diversified Research Fund(2)    December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------
JNL/Select Large Cap Growth Fund                   JNL/Capital Guardian U.S. Growth Equity Fund(2)             December 3, 2007
------------------------------------------------------------------------------------------------------------------------------------

(1)   These funds are no longer available as of December 31, 2007.

(2)   These name changes are due to changes in sub-advisors.

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

Jackson National Separate Account V
Notes to the Financial Statements (continued)

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

      The Separate Account's investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Fund. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes

      The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

New Accounting Pronouncement

      In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for future periods.

Note 3 - Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

      Contract Maintenance Charge

      An annual contract maintenance charge of $35 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2007 and 2006, contract maintenance charges were assessed in the amount of $64,450 and $72,541, respectively.

Jackson National Separate Account V
Notes to the Financial Statements (continued)

Note 3 - Policy Charges (continued)

      Policyholder Charges (continued)

      Transfer Fee Charge

      A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.
      Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from the amount transferred prior to the allocation to a different portfolio. For the year ended December 31, 2007 there were no transfer fees assessed. For the year ended December 31, 2006, transfer fee charges were assessed in the amount of $150.

      Surrender or Contingent Deferred Sales Charge

      During the first nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.

      The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals. For the years ended December 31, 2007 and 2006, surrender charges were assessed in the amount of $501,613 and $408,212, respectively.

      Optional Benefit Charges

      Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 1.71%, depending on the benefit chosen. The charge will be deducted each calendar quarter from the contract value by redeeming units.

Asset-based Charges

      Insurance Charges

      Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson for administrative expenses related to the Separate Account and the issuance and maintenance of contracts and is assessed through the unit value calculation.

      Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

      Optional Benefit Charges

      Enhanced Death Benefit Charge. If this benefit has been selected, Jackson deducts an additional charge equivalent to an annual rate of 0.15% based on average account value.

Premium Taxes

      Some states and other governmental entities charge premium taxes or other similar taxes. Jackson is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

Jackson National Separate Account V
Notes to the Financial Statements (continued)

Note 4 - Related Party Transactions

      For contract enhancement benefits related to the optional benefits offered, Jackson contributed $137,565 and $37,580 to the Separate Account in the form of additional premium to contract owners' accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners.

Note 5 - Purchases and Sales of Investments

      For the year ended December 31, 2007, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL Series Trust
--------------------------------------------------------------------------------

                                                                         Proceeds
                                                          Purchases     from Sales
                                                        ------------   -----------
JNL/AIM International Growth Fund                       $    837,003   $   972,038
JNL/AIM Large Cap Growth Fund                              1,343,445       458,295
JNL/AIM Real Estate Fund                                     379,112       369,823
JNL/AIM Small Cap Growth Fund                                162,550       207,113
JNL/Alger Growth Fund                                        115,521       308,427
JNL/Capital Guardian Global Balanced Fund                    278,493       102,408
JNL/Capital Guardian Global Diversified Research Fund        587,053     1,133,483
JNL/Capital Guardian International Small Cap Fund                  -             -
JNL/Capital Guardian U.S. Growth Equity Fund                 685,077     1,979,467
JNL/Credit Suisse Global Natural Resources Fund            1,064,968       579,119
JNL/Credit Suisse Long/Short Fund                             43,079        16,924
JNL/Eagle Core Equity Fund                                 1,020,003     1,325,900
JNL/Eagle SmallCap Equity Fund                               695,389       542,485
JNL/Franklin Templeton Founding Strategy Fund              1,186,926       606,213
JNL/Franklin Templeton Global Growth Fund                    275,103        74,457
JNL/Franklin Templeton Income Fund                           760,236       981,000
JNL/Franklin Templeton Mutual Shares Fund                    665,166        81,827
JNL/Franklin Templeton Small Cap Value Fund                  161,572       172,555
JNL/Goldman Sachs Core Plus Bond Fund                        714,911       590,779
JNL/Goldman Sachs Mid Cap Value Fund                         292,730       332,284
JNL/Goldman Sachs Short Duration Bond Fund                   257,360       220,056
JNL/JPMorgan International Value Fund                      1,680,533     2,007,323
JNL/JPMorgan MidCap Growth Fund                            1,567,476       266,406
JNL/JPMorgan U.S. Government & Quality Bond Fund             197,805        97,581
JNL/Lazard Emerging Markets Fund                           1,135,526       292,570
JNL/Lazard Mid Cap Value Fund                              1,472,477     2,326,413
JNL/Lazard Small Cap Value Fund                              752,823     1,928,368
JNL/MCM 10 x 10 Fund                                         281,223       192,649
JNL/MCM Bond Index Fund                                      217,796       191,079
JNL/MCM Enhanced S&P 500 Stock Index Fund                    481,345     1,777,233
JNL/MCM Index 5 Fund                                          20,580           140
JNL/MCM International Index Fund                           1,061,280       689,691
JNL/MCM S&P 400 MidCap Index Fund                            640,685       663,522
JNL/MCM S&P 500 Index Fund                                   657,517       860,790
JNL/MCM Small Cap Index Fund                                 211,544       237,154
JNL/Oppenheimer Global Growth Fund                           648,453     1,010,651
JNL/Oppenheimer Growth Fund                                  136,041       708,186
JNL/PIMCO Real Return Fund                                   119,327        20,316
JNL/PIMCO Total Return Bond Fund                           2,251,004     2,622,515
JNL/PPM America Core Equity Fund                               3,090        11,824
JNL/PPM America High Yield Bond Fund                         808,904     1,273,917
JNL/PPM America Value Equity Fund                             90,726       103,313
JNL/Putnam Midcap Growth Fund                                 83,722     1,781,239
JNL/S&P 4 Fund                                                     -             -
JNL/S&P Competitive Advantage Fund                                 -             -
JNL/S&P Disciplined Growth Fund                              204,738       140,513
JNL/S&P Disciplined Moderate Fund                              4,187             5
JNL/S&P Disciplined Moderate Growth Fund                     105,957           137
JNL/S&P Dividend Income & Growth Fund                              -             -
JNL/S&P Intrinsic Value Fund                                       -             -
JNL/S&P Managed Aggressive Growth Fund                       801,778     1,674,848
JNL/S&P Managed Conservative Fund                            856,190       246,478
JNL/S&P Managed Growth Fund                                2,473,958     6,158,718
JNL/S&P Managed Moderate Fund                                343,599        54,718
JNL/S&P Managed Moderate Growth Fund                       1,862,428     3,057,291
JNL/S&P Retirement 2015 Fund                                       -             -
JNL/S&P Retirement 2020 Fund                                  12,989       136,284
JNL/S&P Retirement 2025 Fund                                       -             -
JNL/S&P Retirement Income Fund                                36,526           830
JNL/S&P Total Yield Fund                                           -             -
JNL/Select Balanced Fund                                   1,010,742     1,759,286
JNL/Select Money Market Fund                               5,893,702     5,171,537
JNL/Select Value Fund                                        762,471       497,321
JNL/T.Rowe Price Established Growth Fund                   1,979,154     2,023,495
JNL/T.Rowe Price Mid-Cap Growth Fund                       2,219,781     2,971,358
JNL/T.Rowe Price Value Fund                                1,162,875       448,934

Jackson National Separate Account V
Notes to the Financial Statements (continued)

Note 5 - Purchases and Sales of Investments (continued)

--------------------------------------------------------------------------------
                             JNL Variable Fund LLC
--------------------------------------------------------------------------------

                                                                         Proceeds
                                                          Purchases     from Sales
                                                        ------------   -----------
JNL/MCM 25 Fund                                         $     36,978   $    53,405
JNL/MCM Communications Sector Fund                           279,615       275,883
JNL/MCM Consumer Brands Sector Fund                           11,413        20,429
JNL/MCM Dow Dividend Fund                                          -             -
JNL/MCM Financial Sector Fund                                145,562       252,073
JNL/MCM Healthcare Sector Fund                                92,461       144,563
JNL/MCM JNL 5 Fund                                        10,694,236    12,189,911
JNL/MCM JNL Optimized 5 Fund                                 551,123        99,421
JNL/MCM Nasdaq 25 Fund                                             -             -
JNL/MCM NYSE International 25 Fund                            49,593        32,541
JNL/MCM Oil & Gas Sector Fund                                950,531       894,960
JNL/MCM S&P 24 Fund                                                -             -
JNL/MCM S&P SMid 60 Fund                                      18,208        15,498
JNL/MCM Select Small-Cap Fund                                 63,778        92,390
JNL/MCM Technology Sector Fund                               335,153       322,597
JNL/MCM Value Line 30 Fund                                         -             -
JNL/MCM VIP Fund                                             202,682     1,509,239

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights

      The following is a summary for each period in the five year period ended December 31, 2007 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.

                                    JNL/AIM            JNL/AIM             JNL/AIM          JNL/AIM
                                  International       Large Cap          Real Estate        Small Cap              JNL/Alger
                                Growth Portfolio  Growth Portfolio(d)    Portfolio(e)   Growth Portfolio(d)  Growth Portfolio(b)(d)
                                ----------------  -------------------  ---------------  -------------------  ----------------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                     $ 10.806541        $ 13.756575       $ 12.756262        $ 14.196111            $ 13.219007
   Total Return *                        7.97%             13.85%           -16.41%              9.54%                  8.55%
   Ratio of Expenses **                  1.65%              1.65%             1.65%              1.65%                  1.65%

Period ended December 31, 2006
   Unit Value                     $ 10.008800        $ 12.083280       $ 15.260230        $ 12.959670            $ 12.177350
   Total Return *                       20.59%              6.10%            34.15%             12.62%                  3.25%
   Ratio of Expenses **                  1.65%              1.65%             1.65%              1.65%                  1.65%

Period ended December 31, 2005
   Unit Value                     $  8.300181        $ 11.388887       $ 11.375202        $ 11.507492            $ 11.794047
   Total Return *                        8.88%              5.48%            13.75%***           6.65%                 10.47%
   Ratio of Expenses **                  1.65%              1.65%             1.65%              1.65%                  1.65%

Period ended December 31, 2004
   Unit Value                     $  7.623140        $ 10.796825               n/a        $ 10.790065            $ 10.676203
   Total Return *                       14.44%              7.97%***           n/a               7.90%***               6.76%***
   Ratio of Expenses **                  1.65%              1.65%              n/a               1.65%                  1.65%

Period ended December 31, 2003
   Unit Value                     $  6.661496                n/a               n/a                n/a                    n/a
   Total Return *                       26.42%               n/a               n/a                n/a                    n/a
   Ratio of Expenses **                  1.65%               n/a               n/a                n/a                    n/a

                                       JNL/Capital         JNL/Capital          JNL/Capital         JNL/Capital   JNL/Credit Suisse
                                     Guardian Global     Guardian Global         Guardian          Guardian U.S.    Global Natural
                                         Balanced          Diversified       International Small   Growth Equity       Resources
                                      Portfolio(d)     Research Portfolio      Cap Portfolio(c)      Portfolio       Portfolio(a)
                                    ----------------   ------------------   -------------------   --------------  -----------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                        $ 13.619873          $ 7.700008          $  9.857515          $ 6.090387      $ 13.682419
   Total Return *                           6.18%              18.66%               -1.42%***            7.93%           36.82%***
   Ratio of Expenses **                     1.65%               1.65%                1.65%               1.65%            1.65%

Period ended December 31, 2006
   Unit Value                        $ 12.827080          $ 6.489045                  n/a          $ 5.643129              n/a
   Total Return *                           8.98%              11.46%                 n/a                2.90%             n/a
   Ratio of Expenses **                     1.65%               1.65%                 n/a                1.65%             n/a

Period ended December 31, 2005
   Unit Value                        $ 11.770065          $ 5.821985                  n/a          $ 5.484209              n/a
   Total Return *                           8.29%               0.25%                 n/a                2.96%             n/a
   Ratio of Expenses **                     1.65%               1.65%                 n/a                1.65%             n/a

Period ended December 31, 2004
   Unit Value                        $ 10.868865          $ 5.807463                  n/a          $ 5.326575              n/a
   Total Return *                           8.69%***            9.54%                 n/a                9.84%             n/a
   Ratio of Expenses **                     1.65%               1.65%                 n/a                1.65%             n/a

Period ended December 31, 2003
   Unit Value                                n/a          $ 5.301811                  n/a          $ 4.849222              n/a
   Total Return *                            n/a               21.94%                 n/a               33.24%             n/a
   Ratio of Expenses **                      n/a                1.65%                 n/a                1.65%             n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations April 30, 2004.

(e)   Commencement of operations May 2, 2005.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                      JNL/AIM            JNL/AIM            JNL/AIM            JNL/AIM
                                   International        Large Cap         Real Estate         Small Cap              JNL/Alger
                                 Growth Portfolio  Growth Portfolio(d)    Portfolio(e)   Growth Portfolio(d)  Growth Portfolio(b)(d)
                                 ----------------  -------------------  ---------------  -------------------  ----------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                      $ 11.469984       $ 13.832553        $ 12.944984        $ 14.274724            $ 13.278683
   Total Return *                         8.13%            14.02%            -16.28%              9.71%                  8.61%
   Ratio of Expenses **                   1.50%             1.50%              1.50%              1.50%                  1.50%

Period ended December 31, 2006
   Unit Value                      $ 10.607260       $ 12.131660        $ 15.462660        $ 13.011750            $ 12.226370
   Total Return *                        20.77%             6.26%             34.35%             12.79%                  3.40%
   Ratio of Expenses **                   1.50%             1.50%              1.50%              1.50%                  1.50%

Period ended December 31, 2005
   Unit Value                      $  8.783328       $ 11.417322        $ 11.508875        $ 11.536478            $ 11.823823
   Total Return *                         9.04%             5.64%             15.09%***           6.81%                 10.64%
   Ratio of Expenses **                   1.50%             1.50%              1.50%              1.50%                  1.50%

Period ended December 31, 2004
   Unit Value                      $  8.054811       $ 10.807778                n/a        $ 10.800894            $ 10.687056
   Total Return *                        14.61%             8.08%***            n/a               8.01%***               6.87%***
   Ratio of Expenses **                   1.50%             1.50%               n/a               1.50%                  1.50%

Period ended December 31, 2003
   Unit Value                      $  7.028161               n/a                n/a                n/a                    n/a
   Total Return *                        26.61%              n/a                n/a                n/a                    n/a
   Ratio of Expenses **                   1.50%              n/a                n/a                n/a                    n/a

                                        JNL/Capital         JNL/Capital          JNL/Capital        JNL/Capital    JNL/Credit Suisse
                                      Guardian Global     Guardian Global          Guardian        Guardian U.S.     Global Natural
                                         Balanced          Diversified       International Small   Growth Equity       Resources
                                       Portfolio(d)     Research Portfolio    Cap Portfolio(c)       Portfolio        Portfolio(a)
                                      ---------------   ------------------   -------------------   -------------   -----------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                         $ 13.694992          $ 8.343399               n/a             $ 6.702457      $ 13.702055
   Total Return *                            6.34%              18.84%              n/a                   8.09%           37.02%***
   Ratio of Expenses **                      1.50%               1.50%              n/a                   1.50%            1.50%

Period ended December 31, 2006
   Unit Value                         $ 12.878390          $ 7.020658               n/a             $ 6.200889              n/a
   Total Return *                            9.14%              11.62%              n/a                   3.05%             n/a
   Ratio of Expenses **                      1.50%               1.50%              n/a                   1.50%             n/a

Period ended December 31, 2005
   Unit Value                         $ 11.799483          $ 6.289529               n/a             $ 6.017258              n/a
   Total Return *                            8.45%               0.40%              n/a                   3.11%             n/a
   Ratio of Expenses **                      1.50%               1.50%              n/a                   1.50%             n/a

Period ended December 31, 2004
   Unit Value                         $ 10.879745          $ 6.264466               n/a             $ 5.835568              n/a
   Total Return *                            8.80%***            9.70%              n/a                  10.01%             n/a
   Ratio of Expenses **                      1.50%               1.50%              n/a                   1.50%             n/a

Period ended December 31, 2003
   Unit Value                                 n/a          $ 5.710454               n/a             $ 5.304631              n/a
   Total Return *                             n/a               22.12%              n/a                  33.44%             n/a
   Ratio of Expenses **                       n/a                1.50%              n/a                   1.50%             n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations April 30, 2004.

(e)   Commencement of operations May 2, 2005.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                       JNL/AIM            JNL/AIM            JNL/AIM           JNL/AIM
                                    International        Large Cap         Real Estate        Small Cap              JNL/Alger
                                  Growth Portfolio  Growth Portfolio(d)   Portfolio(e)   Growth Portfolio(d)  Growth Portfolio(b)(d)
                                  ----------------  -------------------   ------------   -------------------  ----------------------
Portfolio data
Period ended December 31, 2007
   (1)Net Assets (in thousands)       $ 3,284             $ 1,191            $  433            $  112                 $    -
   (1)Units Outstanding (in
      thousands)                          292                  86                34                 8                      -
   Investment Income Ratio *             1.36%               0.77%             2.70%             0.22%                  0.28%

Period ended December 31, 2006
   Net Assets (in thousands)          $ 3,150             $   229            $  550            $  141                 $  176
   Units Outstanding
      (in thousands)                      303                  19                36                11                     14
   Investment Income Ratio *             1.39%               0.00%             1.27%             0.00%                  0.02%

Period ended December 31, 2005
   Net Assets (in thousands)          $ 2,976             $   190            $  215            $  130                 $  268
   Units Outstanding (in
      thousands)                          346                  17                19                11                     23
   Investment Income Ratio *             1.57%               0.04%             0.00%             0.00%                  0.24%

Period ended December 31, 2004
   Net Assets (in thousands)          $ 3,308             $   128               n/a            $   63                 $   30
   Units Outstanding (in
      thousands)                          419                  12               n/a                 6                      3
   Investment Income Ratio *             1.15%               0.00%              n/a              0.00%                  0.02%

Period ended December 31, 2003
   Net Assets (in thousands)          $ 3,974                 n/a               n/a               n/a                    n/a
   Units Outstanding (in
      thousands)                          576                 n/a               n/a               n/a                    n/a
   Investment Income Ratio *             1.68%                n/a               n/a               n/a                    n/a

                                     JNL/Capital        JNL/Capital           JNL/Capital       JNL/Capital      JNL/Credit Suisse
                                  Guardian Global     Guardian Global           Guardian       Guardian U.S.      Global Natural
                                      Balanced          Diversified       International Small  Growth Equity         Resources
                                    Portfolio(d)     Research Portfolio     Cap Portfolio(c)     Portfolio         Portfolio(a)
                                  ---------------    ------------------   -------------------  -------------     -----------------
Portfolio data
Period ended December 31, 2007
   (1)Net Assets (in thousands)        $  594             $ 3,520               $     -          $  5,459             $  583
   (1)Units Outstanding (in
      thousands)                           44                 432                     -               843                 43
   Investment Income Ratio *             2.60%               0.57%                 0.00%             0.00%              0.00%

Period ended December 31, 2006
   Net Assets (in thousands)           $  426             $ 3,482                   n/a          $  6,200                n/a
   Units Outstanding (in
      thousands)                           33                 507                   n/a             1,033                n/a
   Investment Income Ratio *             1.02%               0.29%                  n/a              0.00%               n/a

Period ended December 31, 2005
   Net Assets (in thousands)           $  240             $ 3,699                   n/a          $  6,954                n/a
   Units Outstanding (in
      thousands)                           20                 600                   n/a             1,192                n/a
   Investment Income Ratio *             0.02%               0.47%                  n/a              0.00%               n/a

Period ended December 31, 2004
   Net Assets (in thousands)           $   37             $ 4,759                   n/a          $ 10,057                n/a
   Units Outstanding (in
      thousands)                            3                 774                   n/a             1,775                n/a
   Investment Income Ratio *             2.72%               0.00%                  n/a              0.00%               n/a

Period ended December 31, 2003
   Net Assets (in thousands)              n/a             $ 5,289                   n/a          $ 10,547                n/a
   Units Outstanding (in
      thousands)                          n/a                 943                   n/a             2,036                n/a
   Investment Income Ratio *              n/a                0.00%                  n/a              0.00%               n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007.

(c)   Commencement of operations December 3, 2007.

(d)   Commencement of operations April 30, 2004.

(e)   Commencement of operations May 2, 2005.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/                                                                           JNL/Franklin
                                   Credit Suisse          JNL/Eagle            JNL/Eagle         JNL/Franklin           Templeton
                                     Long/Short          Core Equity        SmallCap Equity     Templeton Founding    Global Growth
                                    Portfolio(a)         Portfolio(b)        Portfolio(b)     Strategy Portfolio(a)    Portfolio(a)
                                  ---------------      ---------------      ---------------   ---------------------  --------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                     $ 10.680184          $ 11.935323          $ 14.933697           $ 9.932078         $ 9.905265
   Total Return *                        6.80%***            -1.07%               10.25%               -0.68%***          -0.95%***
   Ratio of Expenses **                  1.65%                1.65%                1.65%                1.65%              1.65%

Period ended December 31, 2006
   Unit Value                             n/a          $ 12.064320          $ 13.545560                  n/a                n/a
   Total Return *                         n/a                10.51%               18.13%                 n/a                n/a
   Ratio of Expenses **                   n/a                 1.65%                1.65%                 n/a                n/a

Period ended December 31, 2005
   Unit Value                             n/a          $ 10.916480          $ 11.467038                  n/a                n/a
   Total Return *                         n/a                 1.69%                0.85%                 n/a                n/a
   Ratio of Expenses **                   n/a                 1.65%                1.65%                 n/a                n/a

Period ended December 31, 2004
   Unit Value                             n/a          $ 10.735354          $ 11.370558                  n/a                n/a
   Total Return *                         n/a                 7.35%***            13.71%***              n/a                n/a
   Ratio of Expenses **                   n/a                 1.65%                1.65%                 n/a                n/a

Period ended December 31, 2003
   Unit Value                             n/a                  n/a                  n/a                  n/a                n/a
   Total Return *                         n/a                  n/a                  n/a                  n/a                n/a
   Ratio of Expenses **                   n/a                  n/a                  n/a                  n/a                n/a

                                                                             JNL/Franklin             JNL/               JNL/
                                    JNL/Franklin         JNL/Franklin          Templeton         Goldman Sachs      Goldman Sachs
                                     Templeton         Templeton Mutual        Small Cap           Core Plus            Mid Cap
                                Income Portfolio(d)  Shares Portfolio(a)  Value Portfolio(c)    Bond Portfolio    Value Portfolio(c)
                                -------------------  -------------------  ------------------    --------------    ------------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                     $ 10.877619           $ 9.863146          $ 11.179780          $ 15.114377        $ 11.807642
   Total Return *                        0.17%               -1.37%***            -7.68%                5.25%              1.10%
   Ratio of Expenses **                  1.65%                1.65%                1.65%                1.65%              1.65%

Period ended December 31, 2006
   Unit Value                     $ 10.858920                  n/a          $ 12.109760          $ 14.361070        $ 11.678700
   Total Return *                        8.59%***              n/a                15.79%                2.98%             13.84%
   Ratio of Expenses **                  1.65%                 n/a                 1.65%                1.65%              1.65%

Period ended December 31, 2005
   Unit Value                             n/a                  n/a          $ 10.458597          $ 13.946059        $ 10.258892
   Total Return *                         n/a                  n/a                 4.59%***             0.95%              2.59%***
   Ratio of Expenses **                   n/a                  n/a                 1.65%                1.65%              1.65%

Period ended December 31, 2004
   Unit Value                             n/a                  n/a                  n/a          $ 13.815402                n/a
   Total Return *                         n/a                  n/a                  n/a                 5.16%               n/a
   Ratio of Expenses **                   n/a                  n/a                  n/a                 1.50%               n/a

Period ended December 31, 2003
   Unit Value                             n/a                  n/a                  n/a          $ 13.137128                n/a
   Total Return *                         n/a                  n/a                  n/a                11.68%               n/a
   Ratio of Expenses **                   n/a                  n/a                  n/a                 1.65%               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations April 30, 2004.

(c)   Commencement of operations May 2, 2005.

(d)   Commencement of operations May 1, 2006.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/                                                     JNL/Franklin        JNL/Franklin
                                   Credit Suisse          JNL/Eagle            JNL/Eagle      Templeton Founding       Templeton
                                     Long/Short          Core Equity        SmallCap Equity        Strategy          Global Growth
                                    Portfolio(a)         Portfolio(b)        Portfolio(b)        Portfolio(a)        Portfolio(a)
                                -------------------  -------------------  ------------------  ------------------  ------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                       $ 10.695502          $ 12.001201          $ 15.015940         $ 9.946322          $ 9.919482
   Total Return *                          6.96%***            -0.92%               10.41%             -0.54%***           -0.81%***
   Ratio of Expenses **                    1.50%                1.50%                1.50%              1.50%               1.50%

Period ended December 31, 2006
   Unit Value                               n/a          $ 12.112610          $ 13.599620                n/a                 n/a
   Total Return *                           n/a                10.68%               18.30%               n/a                 n/a
   Ratio of Expenses **                     n/a                 1.50%                1.50%               n/a                 n/a

Period ended December 31, 2005
   Unit Value                               n/a          $ 10.943801          $ 11.495593                n/a                 n/a
   Total Return *                           n/a                 1.84%                1.00%               n/a                 n/a
   Ratio of Expenses **                     n/a                 1.50%                1.50%               n/a                 n/a

Period ended December 31, 2004
   Unit Value                               n/a          $ 10.746132          $ 11.381992                n/a                 n/a
   Total Return *                           n/a                 7.46%***            13.82%***            n/a                 n/a
   Ratio of Expenses **                     n/a                 1.50%                1.50%               n/a                 n/a

Period ended December 31, 2003
   Unit Value                               n/a                  n/a                  n/a                n/a                 n/a
   Total Return *                           n/a                  n/a                  n/a                n/a                 n/a
   Ratio of Expenses **                     n/a                  n/a                  n/a                n/a                 n/a

                                                                             JNL/Franklin            JNL/                JNL/
                                    JNL/Franklin         JNL/Franklin          Templeton         Goldman Sachs       Goldman Sachs
                                     Templeton         Templeton Mutual        Small Cap           Core Plus            Mid Cap
                                Income Portfolio(d)  Shares Portfolio(a)  Value Portfolio(c)    Bond Portfolio    Value Portfolio(c)
                                -------------------  -------------------  ------------------  ------------------  ------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                       $ 10.904901           $ 9.877314          $ 11.025491         $ 15.457585        $ 12.113410
   Total Return *                          0.32%               -1.23%***            -7.54%               5.40%              1.26%
   Ratio of Expenses **                    1.50%                1.50%                1.50%               1.50%              1.50%

Period ended December 31, 2006
   Unit Value                       $ 10.869740                  n/a          $ 11.924660         $ 14.665040        $ 11.963068
   Total Return *                          8.70%***              n/a                15.96%               3.13%             16.33%
   Ratio of Expenses **                    1.50%                 n/a                 1.50%               1.50%              1.50%

Period ended December 31, 2005
   Unit Value                               n/a                  n/a          $ 10.283376         $ 14.219958        $ 10.283376
   Total Return *                           n/a                  n/a                 2.83%***            1.10%              2.83%***
   Ratio of Expenses **                     n/a                  n/a                 1.50%               1.50%              1.50%

Period ended December 31, 2004
   Unit Value                               n/a                  n/a                  n/a         $ 14.065676                n/a
   Total Return *                           n/a                  n/a                  n/a                5.32%               n/a
   Ratio of Expenses **                     n/a                  n/a                  n/a                1.50%               n/a

Period ended December 31, 2003
   Unit Value                               n/a                  n/a                  n/a         $ 13.355074                n/a
   Total Return *                           n/a                  n/a                  n/a               11.84%               n/a
   Ratio of Expenses **                     n/a                  n/a                  n/a                1.50%               n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations April 30, 2004.

(c)   Commencement of operations May 2, 2005.

(d)   Commencement of operations May 1, 2006.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                JNL/                                                                   JNL/Franklin
                                           Credit Suisse        JNL/Eagle         JNL/Eagle          JNL/Franklin        Templeton
                                             Long/Short        Core Equity     SmallCap Equity    Templeton Founding   Global Growth
                                            Portfolio(a)       Portfolio(b)      Portfolio(b)   Strategy Portfolio(a)  Portfolio(a)
                                        -------------------  ----------------  ---------------  ---------------------  -------------
Portfolio data
Period ended December 31, 2007
   (1) Net Assets (in thousands)              $    25             $ 4,671          $   463             $   550            $   200
   (1) Units Outstanding (in thousands)             2                 390               31                  55                 20
   Investment Income Ratio *                     0.00%               1.80%            2.11%               0.00%              0.72%

Period ended December 31, 2006
   Net Assets (in thousands)                      n/a             $ 5,667          $   348                 n/a                n/a
   Units Outstanding (in thousands)               n/a                 468               26                 n/a                n/a
   Investment Income Ratio *                      n/a                0.02%            0.00%                n/a                n/a

Period ended December 31, 2005
   Net Assets (in thousands)                      n/a             $ 5,786          $   149                 n/a                n/a
   Units Outstanding (in thousands)               n/a                 529               13                 n/a                n/a
   Investment Income Ratio *                      n/a                0.80%            0.00%                n/a                n/a

Period ended December 31, 2004
   Net Assets (in thousands)                      n/a             $ 7,253          $   125                 n/a                n/a
   Units Outstanding (in thousands)               n/a                 675               11                 n/a                n/a
   Investment Income Ratio *                      n/a                0.69%            0.00%                n/a                n/a

Period ended December 31, 2003
   Net Assets (in thousands)                      n/a                 n/a              n/a                 n/a                n/a
   Units Outstanding (in thousands)               n/a                 n/a              n/a                 n/a                n/a
   Investment Income Ratio *                      n/a                 n/a              n/a                 n/a                n/a

                                                                                 JNL/Franklin                               JNL/
                                                               JNL/Franklin       Templeton             JNL/           Goldman Sachs
                                            JNL/Franklin     Templeton Mutual     Small Cap         Goldman Sachs         Mid Cap
                                             Templeton            Shares            Value             Core Plus            Value
                                        Income Portfolio(d)    Portfolio(a)      Portfolio(c)       Bond Portfolio      Portfolio(c)
                                        -------------------  ----------------  ---------------  ---------------------  -------------
Portfolio data
Period ended December 31, 2007
   (1) Net Assets (in thousands)              $   474             $   580          $   178             $ 2,944            $   497
   (1) Units Outstanding (in thousands)            44                  59               16                 192                 41
   Investment Income Ratio *                     2.51%               0.00%            2.15%               3.43%              1.99%

Period ended December 31, 2006
   Net Assets (in thousands)                  $   695                 n/a          $   212             $ 2,726            $   533
   Units Outstanding (in thousands)                64                 n/a               18                 187                 45
   Investment Income Ratio *                     3.92%                n/a             0.97%               0.08%              2.19%

Period ended December 31, 2005
   Net Assets (in thousands)                      n/a                 n/a          $   147             $ 2,861            $   354
   Units Outstanding (in thousands)               n/a                 n/a               14                 202                 34
   Investment Income Ratio *                      n/a                 n/a             0.00%               5.09%              0.00%

Period ended December 31, 2004
   Net Assets (in thousands)                      n/a                 n/a              n/a             $ 2,805                n/a
   Units Outstanding (in thousands)               n/a                 n/a              n/a                 201                n/a
   Investment Income Ratio *                      n/a                 n/a              n/a                4.83%               n/a

Period ended December 31, 2003
   Net Assets (in thousands)                      n/a                 n/a              n/a             $ 2,467                n/a
   Units Outstanding (in thousands)               n/a                 n/a              n/a                 186                n/a
   Investment Income Ratio *                      n/a                 n/a              n/a                3.95%               n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations April 30, 2004.

(c)   Commencement of operations May 2, 2005.

(d)   Commencement of operations May 1, 2006.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/                                               JNL/JPMorgan
                                   Goldman Sachs         JNL/JPMorgan     JNL/JPMorgan    U.S. Government     JNL/Lazard
                                   Short Duration       International    MidCap Growth    & Quality Bond   Emerging Markets
                                 Bond Portfolio(c)     Value Portfolio    Portfolio(b)     Portfolio(b)      Portfolio(c)
                                 -----------------     ---------------   -------------    ---------------  ----------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                     $ 10.513416           $ 13.286763      $ 14.145927       $ 11.057343       $  14.092861
   Total Return *                        3.09%                10.13%            6.18%             4.63%             29.64%
   Ratio of Expenses **                  1.65%                 1.65%            1.65%             1.65%              1.65%

Period ended December 31, 2006
   Unit Value                     $ 10.197830           $ 12.064910      $ 13.322030       $ 10.568050       $  10.870420
   Total Return *                        1.98%***             29.83%           10.23%             1.57%              8.70%***
   Ratio of Expenses **                  1.65%                 1.65%            1.65%             1.65%              1.65%

Period ended December 31, 2005
   Unit Value                             n/a           $  9.293131      $ 12.085930       $ 10.404887                n/a
   Total Return *                         n/a                 16.63%            4.43%             0.69%               n/a
   Ratio of Expenses **                   n/a                  1.65%            1.65%             1.67%               n/a

Period ended December 31, 2004
   Unit Value                             n/a           $  7.968014      $ 11.573730       $ 10.334070                n/a
   Total Return *                         n/a                 20.53%           15.74%***          3.44%               n/a
   Ratio of Expenses **                   n/a                  1.65%            1.65%             1.50%               n/a

Period ended December 31, 2003
   Unit Value                             n/a           $  6.610686              n/a               n/a                n/a
   Total Return *                         n/a                 37.15%             n/a               n/a                n/a
   Ratio of Expenses **                   n/a                  1.65%             n/a               n/a                n/a

                                                       JNL/Lazard
                                     JNL/Lazard         Small Cap         JNL/MCM                                JNL/MCM
                                      Mid Cap             Value           10 x 10            JNL/MCM           Bond Index
                                  Value Portfolio       Portfolio       Portfolio(a)     25 Portfolio(c)      Portfolio(b)
                                  ---------------      ------------     ------------     ---------------      ------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                        $ 21.456850       $ 18.083474      $ 9.810716        $ 10.005312          $ 10.980541
   Total Return *                          -4.21%            -8.34%          -1.89%***          -4.43%                4.68%
   Ratio of Expenses **                     1.65%             1.65%           1.65%              1.65%                1.65%

Period ended December 31, 2006
   Unit Value                        $ 22.399960       $ 19.728780             n/a        $ 10.469110          $ 10.490003
   Total Return *                          12.69%            14.89%            n/a               4.69%***             1.95%
   Ratio of Expenses **                     1.65%             1.65%            n/a               1.65%                1.65%

Period ended December 31, 2005
   Unit Value                        $ 19.877278       $ 17.171673             n/a                n/a          $ 10.289114
   Total Return *                           7.03%             2.94%            n/a                n/a                 0.19%
   Ratio of Expenses **                     1.65%             1.65%            n/a                n/a                 1.65%

Period ended December 31, 2004
   Unit Value                        $ 18.571356       $ 16.681061             n/a                n/a          $ 10.270033
   Total Return *                          22.68%            13.49%            n/a                n/a                 2.70%***
   Ratio of Expenses **                     1.65%             1.65%            n/a                n/a                 1.65%

Period ended December 31, 2003
   Unit Value                        $ 15.138263       $ 14.697955             n/a                n/a                  n/a
   Total Return *                          26.78%            36.56%            n/a                n/a                  n/a
   Ratio of Expenses **                     1.65%             1.65%            n/a                n/a                  n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations April 30, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/                                               JNL/JPMorgan
                                   Goldman Sachs        JNL/JPMorgan     JNL/JPMorgan     U.S. Government     JNL/Lazard
                                   Short Duration      International    MidCap Growth     & Quality Bond   Emerging Markets
                                 Bond Portfolio(c)    Value Portfolio    Portfolio(b)      Portfolio(b)      Portfolio(c)
                                 -----------------    ---------------   -------------     ---------------  ----------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                      $ 10.539764          $ 13.671379      $ 14.225015        $ 11.118330      $ 14.128310
   Total Return *                         3.25%               10.29%            6.35%              4.79%           29.84%
   Ratio of Expenses **                   1.50%                1.50%            1.50%              1.50%            1.50%

Period ended December 31, 2006
   Unit Value                      $ 10.207970          $ 12.395440     $  13.376270        $ 10.610076      $ 10.881280
   Total Return *                         2.08%***            30.02%           10.39%              1.72%            8.81%***
   Ratio of Expenses **                   1.50%                1.50%            1.50%              1.50%            1.50%

Period ended December 31, 2005
   Unit Value                              n/a          $  9.533455      $ 12.117102        $ 10.430777              n/a
   Total Return *                          n/a                16.81%            4.59%              0.83%             n/a
   Ratio of Expenses **                    n/a                 1.50%            1.50%              1.50%             n/a

Period ended December 31, 2004
   Unit Value                              n/a          $  8.161848      $ 11.585821        $ 10.344448              n/a
   Total Return *                          n/a                20.71%           15.86%***           3.44%             n/a
   Ratio of Expenses **                    n/a                 1.50%            1.50%              1.50%             n/a

Period ended December 31, 2003
   Unit Value                              n/a          $  6.761354              n/a                n/a              n/a
   Total Return *                          n/a                37.36%             n/a                n/a              n/a
   Ratio of Expenses **                    n/a                 1.50%             n/a                n/a              n/a

                                     JNL/Lazard          JNL/Lazard        JNL/MCM                              JNL/MCM
                                      Mid Cap            Small Cap         10 x 10           JNL/MCM           Bond Index
                                  Value Portfolio     Value Portfolio    Portfolio(a)    25 Portfolio(c)      Portfolio(b)
                                 -----------------    ---------------   -------------    ---------------   ----------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                        $ 21.714199        $ 18.300544      $ 9.818918       $ 10.030673        $  11.041121
   Total Return *                          -4.07%             -8.20%          -1.81%***         -4.28%               4.83%
   Ratio of Expenses **                     1.50%              1.50%           1.50%             1.50%               1.50%

Period ended December 31, 2006
   Unit Value                        $ 22.634460        $ 19.935490             n/a       $ 10.479500        $  10.532000
   Total Return *                          12.86%             15.06%            n/a              4.80%***            2.11%
   Ratio of Expenses **                     1.50%              1.50%            n/a              1.50%               1.50%

Period ended December 31, 2005
   Unit Value                        $ 20.055349        $ 17.325661             n/a               n/a        $  10.314831
   Total Return *                           7.19%              3.10%            n/a               n/a                0.34%
   Ratio of Expenses **                     1.50%              1.50%            n/a               n/a                1.50%

Period ended December 31, 2004
   Unit Value                        $ 18.709717        $ 16.805472             n/a               n/a        $  10.280304
   Total Return *                          22.86%             13.66%            n/a               n/a                2.80%***
   Ratio of Expenses **                     1.50%              1.50%            n/a               n/a                1.50%

Period ended December 31, 2003
   Unit Value                        $ 15.228187        $ 14.785379             n/a               n/a                 n/a
   Total Return *                          26.97%             36.76%            n/a               n/a                 n/a
   Ratio of Expenses **                     1.50%              1.50%            n/a               n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations April 30, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                               JNL/                                            JNL/JPMorgan
                                          Goldman Sachs       JNL/JPMorgan     JNL/JPMorgan   U.S. Government      JNL/Lazard
                                          Short Duration     International    MidCap Growth   & Quality Bond    Emerging Markets
                                        Bond Portfolio(c)   Value Portfolio    Portfolio(b)    Portfolio(b)       Portfolio(c)
                                        -----------------   ---------------   -------------   ---------------   ----------------
Portfolio data
Period ended December 31, 2007
 (1) Net Assets (in thousands)                $  590            $  4,392         $ 1,369         $   281             $  939
 (1) Units Outstanding (in thousands)             56                 324              96              25                 66
   Investment Income Ratio *                    3.13%               4.76%           0.00%           6.07%              0.30%

Period ended December 31, 2006
   Net Assets (in thousands)                  $  544            $  4,564         $    77         $   184             $   35
   Units Outstanding (in thousands)               53                 371               6              17                  3
   Investment Income Ratio *                    0.00%               2.12%           0.00%           0.00%              0.00%

Period ended December 31, 2005
   Net Assets (in thousands)                     n/a            $  3,022         $    36         $    81                n/a
   Units Outstanding (in thousands)              n/a                 320               3               8                n/a
   Investment Income Ratio *                     n/a                0.33%           0.11%           5.55%               n/a

Period ended December 31, 2004
   Net Assets (in thousands)                     n/a            $  3,713         $    21         $    51                n/a
   Units Outstanding (in thousands)              n/a                 458               2               5                n/a
   Investment Income Ratio *                     n/a                0.98%           0.00%           4.45%               n/a

Period ended December 31, 2003
   Net Assets (in thousands)                     n/a            $  2,586             n/a             n/a                n/a
   Units Outstanding (in thousands)              n/a                 385             n/a             n/a                n/a
   Investment Income Ratio *                     n/a                2.48%            n/a             n/a                n/a

                                             JNL/Lazard        JNL/Lazard        JNL/MCM                             JNL/MCM
                                               Mid Cap         Small Cap         10 x 10         JNL/MCM           Bond Index
                                          Value Portfolio   Value Portfolio    Portfolio(a)   25 Portfolio(c)     Portfolio(b)
                                          ---------------   ---------------    ------------   ---------------    -------------
Portfolio data
Period ended December 31, 2007
 (1) Net Assets (in thousands)               $  4,836            $ 4,517          $   84          $    31           $   642
 (1) Units Outstanding (in thousands)             224                248               9                3                58
   Investment Income Ratio *                     4.55%              3.48%           0.00%            1.11%             4.12%

Period ended December 31, 2006
   Net Assets (in thousands)                 $  6,544            $ 6,471             n/a          $    48           $   604
   Units Outstanding (in thousands)               290                326             n/a                5                57
   Investment Income Ratio *                     2.79%              9.58%            n/a             0.00%             1.90%

Period ended December 31, 2005
   Net Assets (in thousands)                 $  6,817            $ 6,745             n/a              n/a           $   809
   Units Outstanding (in thousands)               341                390             n/a              n/a                79
   Investment Income Ratio *                     8.94%              4.71%            n/a              n/a              2.52%

Period ended December 31, 2004
   Net Assets (in thousands)                 $  7,729            $ 8,351             n/a              n/a           $   552
   Units Outstanding (in thousands)               414                498             n/a              n/a                54
   Investment Income Ratio *                     0.14%              0.04%            n/a              n/a              0.35%

Period ended December 31, 2003
   Net Assets (in thousands)                 $  6,485            $ 8,409             n/a              n/a               n/a
   Units Outstanding (in thousands)               427                570             n/a              n/a               n/a
   Investment Income Ratio *                     0.21%              0.00%            n/a              n/a               n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations April 30, 2004.

(c)   Commencement of operations May 1, 2006.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                                  JNL/MCM
                                       JNL/MCM               JNL/MCM           JNL/MCM            Enhanced           JNL/MCM
                                    Communications      Consumer Brands      Dow Dividend       S&P 500 Stock        Financial
                                 Sector Portfolio(e)  Sector Portfolio(e)    Portfolio(b)      Index Portfolio   Sector Portfolio(e)
                                 -------------------  -------------------   ---------------    ---------------   -------------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                       $ 15.408184           $ 10.941919       $ 9.426 850          $  9.467819       $ 10.562850
   Total Return *                          2.59%                -9.27%           -20.14%***             2.06%           -18.72%
   Ratio of Expenses **                    1.65%                 1.65%            1. 65%                1.65%             1.65%

Period ended December 31, 2006
   Unit Value                       $ 15.019470           $ 12.059490               n/a          $  9.277016       $ 12.995930
   Total Return *                         33.89%                11.65%              n/a                14.93%            16.75%
   Ratio of Expenses **                    1.65%                 1.65%              n/a                 1.65%             1.65%

Period ended December 31, 2005
   Unit Value                       $ 11.217576           $ 10.800750               n/a          $  8.071750       $ 11.131645
   Total Return *                         -0.56%                -4.00%              n/a                 2.54%             4.38%
   Ratio of Expenses **                    1.65%                 1.65%              n/a                 1.65%             1.65%

Period ended December 31, 2004
   Unit Value                       $ 11.281311           $ 11.250867               n/a          $  7.871689       $ 10.664656
   Total Return *                         12.81%***              8.28%              n/a                 9.45%             6.65%***
   Ratio of Expenses **                    1.65%                 1.65%              n/a                 1.65%             1.65%

Period ended December 31, 2003
   Unit Value                       $         -           $ 10.390841               n/a          $  7.192150       $         -
   Total Return *                          0.00%                 3.91%***           n/a                26.98%             0.00%
   Ratio of Expenses **                    1.65%                 1.65%              n/a                 1.65%             1.65%

                                       JNL/MCM              JNL/MCM             JNL/MCM             JNL/MCM             JNL/MCM
                                     Healthcare             Index 5           International          JNL 5           JNL Optimized
                                 Sector Portfolio(e)      Portfolio(a)     Index Portfolio(c)    Portfolio(c)       5 Portfolio(d)
                                 -------------------      ------------     ------------------    ------------       ----------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                       $  12.264246          $ 9.889845           $  17.483311      $ 12.630197         $ 11.971342
   Total Return *                           5.80%              -1.10%***               8.57%           -0.23%              11.71%
   Ratio of Expenses **                     1.65%               1.65%                  1.65%            1.65%               1.65%

Period ended December 31, 2006
   Unit Value                       $  11.592210                 n/a           $  16.102640      $ 12.659790         $ 10.716110
   Total Return *                           4.53%                n/a                  23.53%           16.88%               7.16%***
   Ratio of Expenses **                     1.65%                n/a                   1.65%            1.65%               1.65%

Period ended December 31, 2005
   Unit Value                       $  11.089391                 n/a           $  13.035470      $ 10.831563                 n/a
   Total Return *                           5.85%                n/a                  11.46%            8.32%***             n/a
   Ratio of Expenses **                     1.65%                n/a                   1.65%            1.65%                n/a

Period ended December 31, 2004
   Unit Value                       $  10.476051                 n/a           $  11.695067      $         -                 n/a
   Total Return *                           1.77%                n/a                  16.95%***         0.00%                n/a
   Ratio of Expenses **                     1.65%                n/a                   1.65%            1.65%                n/a

Period ended December 31, 2003
   Unit Value                       $  10.294255                 n/a                    n/a              n/a                 n/a
   Total Return *                           2.94%***             n/a                    n/a              n/a                 n/a
   Ratio of Expenses **                     1.65%                n/a                    n/a              n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations April 30, 2004.

(d)   Commencement of operations May 1, 2006.

(e)   Commencement of operations December 15, 2003.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                                  JNL/MCM
                                       JNL/MCM              JNL/MCM             JNL/MCM           Enhanced          JNL/MCM
                                   Communications       Consumer Brands       Dow Dividend      S&P 500 Stock      Financial
                                 Sector Portfolio(e)  Sector Portfolio(e)     Portfolio(b)     Index Portfolio  Sector Portfolio(e)
                                 -------------------  -------------------  ------------------  ---------------  -------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                      $ 16.967453          $ 10.768628          $ 10.478416         $ 9.625481        $ 11.381105
   Total Return *                         2.74%               -9.24%              -11.36%***           2.21%            -18.60%
   Ratio of Expenses **                   1.50%                1.50%                1.50%              1.50%              1.50%

Period ended December 31, 2006
   Unit Value                      $ 16.514440          $ 11.865550                  n/a         $ 9.417290        $ 13.981560
   Total Return *                        34.09%               11.75%                 n/a              15.10%             16.92%
   Ratio of Expenses **                   1.50%                1.50%                 n/a               1.50%              1.50%

Period ended December 31, 2005
   Unit Value                      $ 12.315520          $ 10.617598                  n/a         $ 8.181557        $ 11.957968
   Total Return *                        -0.54%               -3.86%                 n/a               2.69%              4.54%
   Ratio of Expenses **                   1.50%                1.50%                 n/a               1.50%              1.50%

Period ended December 31, 2004
   Unit Value                      $ 12.382085          $ 11.043551                  n/a         $ 7.966852        $ 11.439192
   Total Return *                        15.92%                8.45%                 n/a               9.61%             11.80%
   Ratio of Expenses **                   1.50%                1.50%                 n/a               1.50%              1.50%

Period ended December 31, 2003
   Unit Value                      $ 10.681844          $ 10.183474                  n/a         $ 7.268191        $ 10.232242
   Total Return *                         6.82%***             1.83%***              n/a              27.17%              2.32%***
   Ratio of Expenses **                   1.50%                1.50%                 n/a               1.50%              1.50%

                                       JNL/MCM              JNL/MCM             JNL/MCM           JNL/MCM             JNL/MCM
                                      Healthcare            Index 5          International         JNL 5           JNL Optimized
                                 Sector Portfolio(e)      Portfolio(a)     Index Portfolio(c)   Portfolio(c)       5 Portfolio(d)
                                 -------------------  -------------------  ------------------  ---------------  -------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                      $ 12.249077           $ 9.899824          $ 17.579822       $ 14.327055         $ 12.002907
   Total Return *                         5.96%               -1.00%***             8.74%            -0.08%              11.88%
   Ratio of Expenses **                   1.50%                1.50%                1.50%             1.50%               1.50%

Period ended December 31, 2006
   Unit Value                      $ 11.560420                  n/a          $ 16.167130       $ 14.338990         $ 10.728150
   Total Return *                         4.69%                 n/a                23.71%            17.05%               7.28%***
   Ratio of Expenses **                   1.50%                 n/a                 1.50%             1.50%               1.50%

Period ended December 31, 2005
   Unit Value                      $ 11.042456                  n/a          $ 13.068102       $ 12.249926                 n/a
   Total Return *                         6.01%                 n/a                11.63%             9.01%                n/a
   Ratio of Expenses **                   1.50%                 n/a                 1.50%             1.50%                n/a

Period ended December 31, 2004
   Unit Value                      $ 10.416107                  n/a          $ 11.706824       $ 11.237832                 n/a
   Total Return *                         1.92%                 n/a                17.07%***         12.38%***             n/a
   Ratio of Expenses **                   1.50%                 n/a                 1.50%             1.50%                n/a

Period ended December 31, 2003
   Unit Value                      $ 10.220023                  n/a                  n/a               n/a                 n/a
   Total Return *                         2.20%***              n/a                  n/a               n/a                 n/a
   Ratio of Expenses **                   1.50%                 n/a                  n/a               n/a                 n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations April 30, 2004.

(d)   Commencement of operations May 1, 2006.

(e)   Commencement of operations December 15, 2003.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                                   JNL/MCM
                                       JNL/MCM              JNL/MCM             JNL/MCM           Enhanced          JNL/MCM
                                   Communications       Consumer Brands       Dow Dividend      S&P 500 Stock      Financial
                                 Sector Portfolio(e)  Sector Portfolio(e)     Portfolio(b)     Index Portfolio  Sector Portfolio(e)
                                 -------------------  -------------------     ------------     ---------------  -------------------
Portfolio data
Period ended December 31, 2007
   (1)Net Assets (in thousands)        $  212               $   28               $    -           $  5,599            $   147
   (1)Units Outstanding
      (in thousands)                       13                    3                    -                585                 13
   Investment Income Ratio *             3.23%                0.44%                0.00%              1.35%              1.04%

Period ended December 31, 2006
   Net Assets (in thousands)           $  207               $   41                  n/a           $  6,855            $   295
   Units Outstanding
      (in thousands)                       13                    3                  n/a                732                 21
   Investment Income Ratio *             1.85%                0.56%                 n/a               6.35%              1.37%

Period ended December 31, 2005
   Net Assets (in thousands)           $   62               $   37                  n/a           $  6,846            $   112
   Units Outstanding
      (in thousands)                        5                    3                  n/a                841                 10
   Investment Income Ratio *             4.62%                0.68%                 n/a               5.11%              0.87%

Period ended December 31, 2004
   Net Assets (in thousands)           $  297               $  137                  n/a           $ 12,229            $   287
   Units Outstanding
      (in thousands)                       24                   12                  n/a              1,539                 25
   Investment Income Ratio *             0.02%                0.00%                 n/a               0.32%              0.14%

Period ended December 31, 2003
   Net Assets (in thousands)           $    -               $    1                  n/a           $ 12,788            $     1
   Units Outstanding
      (in thousands)                        -                    -                  n/a              1,763                  -
   Investment Income Ratio *             0.00%                0.00%                 n/a               0.35%              0.00%

                                       JNL/MCM              JNL/MCM             JNL/MCM           JNL/MCM             JNL/MCM
                                      Healthcare            Index 5          International         JNL 5           JNL Optimized
                                 Sector Portfolio(e)      Portfolio(a)     Index Portfolio(c)   Portfolio(c)       5 Portfolio(d)
                                 -------------------      ------------     ------------------   ------------       --------------
Portfolio data
Period ended December 31, 2007
   (1)Net Assets (in thousands)        $  385                $   21             $ 1,659           $ 13,147             $  616
   (1)Units Outstanding
      (in thousands)                       31                     2                  95                949                 51
   Investment Income Ratio *             0.73%                 0.00%               2.95%              1.62%              4.06%

Period ended December 31, 2006
   Net Assets (in thousands)           $  422                   n/a             $ 1,218           $ 14,551             $  173
   Units Outstanding
      (in thousands)                       37                   n/a                  75              1,054                 16
   Investment Income Ratio *             0.58%                  n/a                3.57%              0.30%              0.81%

Period ended December 31, 2005
   Net Assets (in thousands)           $  490                   n/a             $   648           $ 15,823                n/a
   Units Outstanding
      (in thousands)                       44                   n/a                  50              1,333                n/a
   Investment Income Ratio *             0.92%                  n/a                2.61%              0.05%               n/a

Period ended December 31, 2004
   Net Assets (in thousands)           $  234                   n/a             $   233           $    307                n/a
   Units Outstanding
      (in thousands)                       22                   n/a                  20                 27                n/a
   Investment Income Ratio *             0.00%                  n/a                0.16%              0.36%               n/a

Period ended December 31, 2003
   Net Assets (in thousands)           $    1                   n/a                 n/a                n/a                n/a
   Units Outstanding
      (in thousands)                        -                   n/a                 n/a                n/a                n/a
   Investment Income Ratio *             0.00%                  n/a                 n/a                n/a                n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations April 30, 2004.

(d)   Commencement of operations May 1, 2006.

(e)   Commencement of operations December 15, 2003.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                       JNL/MCM             JNL/MCM              JNL/MCM            JNL/MCM            JNL/MCM
                                      Nasdaq 25      NYSE International        Oil & Gas            S&P 24         S&P 400 MidCap
                                     Portfolio(b)      25 Portfolio(a)    Sector Portfolio(e)    Portfolio(b)    Index Portfolio(c)
                                   ---------------   ------------------   -------------------   --------------   ------------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                      $ 10.316556         $ 11.551685          $ 29.355941         $ 9.826362        $  14.173799
   Total Return *                         3.17%***           15.52%***            33.06%             -1.74%***            5.68%
   Ratio of Expenses **                   1.65%               1.65%                1.65%              1.65%               1.65%

Period ended December 31, 2006
   Unit Value                              n/a                 n/a          $ 22.062300                n/a        $  13.411620
   Total Return *                          n/a                 n/a                18.82%               n/a                7.90%
   Ratio of Expenses **                    n/a                 n/a                 1.65%               n/a                1.65%

Period ended December 31, 2005
   Unit Value                              n/a                 n/a          $ 18.567839                n/a        $  12.429928
   Total Return *                          n/a                 n/a                34.56%               n/a               10.15%
   Ratio of Expenses **                    n/a                 n/a                 1.65%               n/a                1.65%

Period ended December 31, 2004
   Unit Value                              n/a                 n/a          $ 13.799373                n/a        $  11.284159
   Total Return *                          n/a                 n/a                31.15%               n/a               12.84%***
   Ratio of Expenses **                    n/a                 n/a                 1.65%               n/a                1.65%

Period ended December 31, 2003
   Unit Value                              n/a                 n/a          $ 10.521791                n/a                 n/a
   Total Return *                          n/a                 n/a                 5.22%***            n/a                 n/a
   Ratio of Expenses **                    n/a                 n/a                 1.65%               n/a                 n/a

                                         JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM              JNL/MCM
                                         S&P 500            S&P SMid      Select Small-Cap        Small Cap          Technology
                                   Index Portfolio(c)   60 Portfolio(a)     Portfolio(d)     Index Portfolio(c)  Sector Portfolio(e)
                                   ------------------   ---------------   ----------------   ------------------  -------------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                       $ 13.079399          $ 8.831831        $ 8.689928          $ 13.156446         $ 12.871264
   Total Return *                          3.17%             -11.68%***        -11.92%               -3.72%              12.68%
   Ratio of Expenses **                    1.65%               1.65%             1.65%                1.65%               1.65%

Period ended December 31, 2006
   Unit Value                       $ 12.677050                 n/a        $ 9.866306          $ 13.664480         $ 11.423350
   Total Return *                         13.20%                n/a             -1.34%***            15.57%               7.57%
   Ratio of Expenses **                    1.65%                n/a              1.65%                1.65%               1.65%

Period ended December 31, 2005
   Unit Value                       $ 11.199097                 n/a               n/a          $ 11.823637         $ 10.619355
   Total Return *                          2.67%                n/a               n/a                 2.52%               6.19%***
   Ratio of Expenses **                    1.65%                n/a               n/a                 1.65%               1.65%

Period ended December 31, 2004
   Unit Value                       $ 10.907719                 n/a               n/a          $ 11.532903         $         -
   Total Return *                          9.08%***             n/a               n/a                15.33%***            0.00%
   Ratio of Expenses **                    1.65%                n/a               n/a                 1.65%               1.65%

Period ended December 31, 2003
   Unit Value                               n/a                 n/a               n/a                  n/a         $         -
   Total Return *                           n/a                 n/a               n/a                  n/a                0.00%
   Ratio of Expenses **                     n/a                 n/a               n/a                  n/a                1.65%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations April 30, 2004.

(d)   Commencement of operations May 1, 2006.

(e)   Commencement of operations December 15, 2003.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                        JNL/MCM           JNL/MCM              JNL/MCM            JNL/MCM              JNL/MCM
                                        Nasdaq 25    NYSE International        Oil & Gas           S&P 24          S&P 400 MidCap
                                      Portfolio(b)    25 Portfolio(a)     Sector Portfolio(e)   Portfolio(b)     Index Portfolio(c)
                                      ------------   ------------------   -------------------   ------------     ------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                              n/a         $ 11.563308          $ 29.577691              n/a          $ 14.252056
   Total Return *                          n/a               15.63%***            33.26%             n/a                 5.84%
   Ratio of Expenses **                    n/a                1.50%                1.50%             n/a                 1.50%

Period ended December 31, 2006
   Unit Value                              n/a                 n/a          $ 22.195450              n/a          $ 13.465340
   Total Return *                          n/a                 n/a                19.00%             n/a                 8.06%
   Ratio of Expenses **                    n/a                 n/a                 1.50%             n/a                 1.50%

Period ended December 31, 2005
   Unit Value                              n/a                 n/a          $ 18.651966              n/a          $ 12.461062
   Total Return *                          n/a                 n/a                34.76%             n/a                10.32%
   Ratio of Expenses **                    n/a                 n/a                 1.50%             n/a                 1.50%

Period ended December 31, 2004
   Unit Value                              n/a                 n/a          $ 13.841174              n/a          $ 11.295507
   Total Return *                          n/a                 n/a                31.35%             n/a                12.96%***
   Ratio of Expenses **                    n/a                 n/a                 1.50%             n/a                 1.50%

Period ended December 31, 2003
   Unit Value                              n/a                 n/a          $ 10.537783              n/a                  n/a
   Total Return *                          n/a                 n/a                 5.38%***          n/a                  n/a
   Ratio of Expenses **                    n/a                 n/a                 1.50%             n/a                  n/a

                                        JNL/MCM             JNL/MCM           JNL/MCM            JNL/MCM               JNL/MCM
                                        S&P 500             S&P SMid      Select Small-Cap      Small Cap            Technology
                                   Index Portfolio(c)   60 Portfolio(a)     Portfolio(d)     Index Portfolio(c)  Sector Portfolio(e)
                                   ------------------   ---------------   ----------------   ------------------  -------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                        $ 13.151554        $ 8.839370         $ 8.711693         $ 13.229122          $ 12.314873
   Total Return *                           3.33%           -11.61%***         -11.79%              -3.57%               12.85%
   Ratio of Expenses **                     1.50%             1.50%              1.50%               1.50%                1.50%

Period ended December 31, 2006
   Unit Value                        $ 12.727770               n/a         $ 9.876095         $ 13.719270          $ 10.913070
   Total Return *                          13.37%              n/a              -1.24%***           15.74%                7.73%
   Ratio of Expenses **                     1.50%              n/a               1.50%               1.50%                1.50%

Period ended December 31, 2005
   Unit Value                        $ 11.227093               n/a                n/a         $ 11.853301          $ 10.129771
   Total Return *                           2.83%              n/a                n/a                2.67%                0.91%
   Ratio of Expenses **                     1.50%              n/a                n/a                1.50%                1.50%

Period ended December 31, 2004
   Unit Value                        $ 10.918628               n/a                n/a         $ 11.544531          $ 10.038518
   Total Return *                           9.19%***           n/a                n/a               15.45%***            -0.37%
   Ratio of Expenses **                     1.50%              n/a                n/a                1.50%                1.50%

Period ended December 31, 2003
   Unit Value                                n/a               n/a                n/a                 n/a          $ 10.075481
   Total Return *                            n/a               n/a                n/a                 n/a                 0.75%***
   Ratio of Expenses **                      n/a               n/a                n/a                 n/a                 1.50%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations April 30, 2004.

(d)   Commencement of operations May 1, 2006.

(e)   Commencement of operations December 15, 2003.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                           JNL/MCM           JNL/MCM             JNL/MCM          JNL/MCM          JNL/MCM
                                          Nasdaq 25    NYSE International       Oil & Gas          S&P 24       S&P 400 MidCap
                                         Portfolio(b)    25 Portfolio(a)   Sector Portfolio(e)  Portfolio(b)  Index Portfolio(c)
                                         ------------  ------------------  -------------------  ------------  ------------------
Portfolio data
Period ended December 31, 2007
   (1) Net Assets (in thousands)            $    -           $   16              $ 2,102           $    -           $  819
   (1) Units Outstanding (in thousands)          -                1                   71                -               58
   Investment Income Ratio *                  0.00%            1.27%                1.01%            0.00%            1.00%

Period ended December 31, 2006
   Net Assets (in thousands)                   n/a              n/a              $ 1,638              n/a           $  842
   Units Outstanding (in thousands)            n/a              n/a                   74              n/a               63
   Investment Income Ratio *                   n/a              n/a                 1.16%             n/a             1.39%

Period ended December 31, 2005
   Net Assets (in thousands)                   n/a              n/a              $ 1,334              n/a           $  641
   Units Outstanding (in thousands)            n/a              n/a                   72              n/a               51
   Investment Income Ratio *                   n/a              n/a                 2.67%             n/a             1.53%

Period ended December 31, 2004
   Net Assets (in thousands)                   n/a              n/a              $   371              n/a           $  231
   Units Outstanding (in thousands)            n/a              n/a                   27              n/a               20
   Investment Income Ratio *                   n/a              n/a                 0.00%             n/a             0.01%

Period ended December 31, 2003
   Net Assets (in thousands)                   n/a              n/a              $     1              n/a              n/a
   Units Outstanding (in thousands)            n/a              n/a                    -              n/a              n/a
   Investment Income Ratio *                   n/a              n/a                 0.00%             n/a              n/a

                                                                                                                       JNL/MCM
                                               JNL/MCM           JNL/MCM          JNL/MCM             JNL/MCM        Technology
                                               S&P 500           S&P SMid     Select Small-Cap       Small Cap         Sector
                                         Index Portfolio(c)  60 Portfolio(a)    Portfolio(d)    Index Portfolio(c)  Portfolio(e)
                                         ------------------  ---------------  ----------------  ------------------  ------------
Portfolio data
Period ended December 31, 2007
   (1) Net Assets (in thousands)             $ 1,428              $    1           $   62             $   615          $  299
   (1) Units Outstanding (in thousands)          109                   0                7                  47              24
   Investment Income Ratio *                    1.30%               0.44%            9.59%               1.32%           0.09%

Period ended December 31, 2006
   Net Assets (in thousands)                 $ 1,583                 n/a           $  109             $   688          $  272
   Units Outstanding (in thousands)              124                 n/a               11                  50              25
   Investment Income Ratio *                    1.54%                n/a             0.00%               1.82%           0.07%

Period ended December 31, 2005
   Net Assets (in thousands)                 $ 1,340                 n/a              n/a             $   370          $  267
   Units Outstanding (in thousands)              119                 n/a              n/a                  31              26
   Investment Income Ratio *                    1.46%                n/a              n/a                1.76%           1.81%

Period ended December 31, 2004
   Net Assets (in thousands)                 $   774                 n/a              n/a             $   244          $   79
   Units Outstanding (in thousands)               71                 n/a              n/a                  21               8
   Investment Income Ratio *                    2.39%                n/a              n/a                0.01%           0.00%

Period ended December 31, 2003
   Net Assets (in thousands)                     n/a                 n/a              n/a                 n/a             n/a
   Units Outstanding (in thousands)              n/a                 n/a              n/a                 n/a             n/a
   Investment Income Ratio *                     n/a                 n/a              n/a                 n/a             n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations April 30, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations April 30, 2004.

(d)   Commencement of operations May 1, 2006.

(e)   Commencement of operations December 15, 2003.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                       JNL/
                                    JNL/MCM                         Oppenheimer          JNL/            JNL/PIMCO
                                 Value Line 30       JNL/MCM       Global Growth      Oppenheimer       Real Return
                                 Portfolio(d)    VIP Portfolio(e)    Portfolio    Growth Portfolio(b)  Portfolio(a)
                                 --------------  ----------------  -------------  -------------------  -------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                    $ 9.948872       $ 13.184426       $ 15.087951       $ 10.448133      $ 10.916235
   Total Return *                     -0.51%***          8.93%             4.58%             7.96%            9.16%***
   Ratio of Expenses **                1.65%             1.65%             1.65%             1.65%            1.65%

Period ended December 31, 2006
   Unit Value                           n/a       $ 12.103220       $ 14.427760       $  9.677563              n/a
   Total Return *                       n/a             10.33%            15.05%             3.18%             n/a
   Ratio of Expenses **                 n/a              1.65%             1.65%             1.65%             n/a

Period ended December 31, 2005
   Unit Value                           n/a       $ 10.969567       $ 12.540231       $  9.379605              n/a
   Total Return *                       n/a              9.70%***         11.88%             7.38%             n/a
   Ratio of Expenses **                 n/a              1.65%             1.65%             1.65%             n/a

Period ended December 31, 2004
   Unit Value                           n/a       $         -       $ 11.208220       $  8.734952              n/a
   Total Return *                       n/a              0.00%            16.00%             2.52%             n/a
   Ratio of Expenses **                 n/a              1.65%             1.65%             1.65%             n/a

Period ended December 31, 2003
   Unit Value                           n/a               n/a       $  9.662009       $  8.520117              n/a
   Total Return *                       n/a               n/a             38.26%            15.85%             n/a
   Ratio of Expenses **                 n/a               n/a              1.65%             1.65%             n/a

                                                        JNL/            JNL/             JNL/          JNL/Putnam
                                    JNL/PIMCO       PPM America      PPM America      PPM America        Midcap
                                  Total Return      Core Equity      High Yield      Value Equity        Growth
                                 Bond Portfolio    Portfolio(e)    Bond Portfolio    Portfolio(e)     Portfolio(c)
                                 --------------  ----------------  --------------    -------------    ------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                    $ 14.656314     $ 12.237177        $ 14.313868      $ 11.546240       $ 8.552146
   Total Return *                       6.47%          -8.77%             -2.73%           -7.18%           -2.43%
   Ratio of Expenses **                 1.65%           1.65%              1.65%            1.65%            1.65%

Period ended December 31, 2006
   Unit Value                    $ 13.766210     $ 13.413970        $ 14.715860      $ 12.439130       $ 8.765300
   Total Return *                       1.78%          11.89%              8.71%           11.18%            4.01%
   Ratio of Expenses **                 1.65%           1.65%              1.65%            1.65%            1.65%

Period ended December 31, 2005
   Unit Value                    $ 13.524868     $ 11.988582        $ 13.536831      $ 11.188101       $ 8.427562
   Total Return *                       0.64%           6.97%              0.03%            3.19%           10.28%
   Ratio of Expenses **                 1.65%           1.65%              1.65%            1.65%            1.65%

Period ended December 31, 2004
   Unit Value                    $ 13.438808     $ 11.207245        $ 13.533349      $ 10.841712       $ 7.641699
   Total Return *                       2.74%          12.07%***           6.51%            8.42%***        16.68%
   Ratio of Expenses **                 1.65%           1.65%              1.65%            1.65%            1.65%

Period ended December 31, 2003
   Unit Value                    $ 13.080509             n/a        $ 12.706570              n/a       $ 6.549244
   Total Return *                       3.07%            n/a              23.73%             n/a            31.28%
   Ratio of Expenses **                 1.65%            n/a               1.65%             n/a             1.65%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(d)   Commencement of operations December 3, 2007.

(e)   Commencement of operations April 30, 2004.

(f)   Commencement of operations October 1, 2004.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                           JNL/
                                     JNL/MCM                            Oppenheimer            JNL/             JNL/PIMCO
                                  Value Line 30        JNL/MCM         Global Growth       Oppenheimer         Real Return
                                  Portfolio(d)     VIP Portfolio(e)      Portfolio     Growth Portfolio(b)     Portfolio(a)
                                  -------------    ----------------    -------------   -------------------    --------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                          n/a         $ 13.930646         $ 15.620614         $ 9.953845         $ 10.932025
   Total Return *                      n/a                9.10%               4.73%              8.02%               9.32%***
   Ratio of Expenses **                n/a                1.50%               1.50%              1.50%               1.50%

Period ended December 31, 2006
   Unit Value                          n/a         $ 12.768970         $ 14.914590         $ 9.215220                 n/a
   Total Return *                      n/a               10.50%              15.22%              3.33%                n/a
   Ratio of Expenses **                n/a                1.50%               1.50%              1.50%                n/a

Period ended December 31, 2005
   Unit Value                          n/a         $ 11.555659         $ 12.943985         $ 8.918154                 n/a
   Total Return *                      n/a                8.15%              12.05%              7.54%                n/a
   Ratio of Expenses **                n/a                1.50%               1.50%              1.50%                n/a

Period ended December 31, 2004
   Unit Value                          n/a         $ 10.685162         $ 11.551795         $ 8.292806                 n/a
   Total Return *                      n/a                6.85%***           16.18%              2.68%                n/a
   Ratio of Expenses **                n/a                1.50%               1.50%              1.50%                n/a

Period ended December 31, 2003
   Unit Value                          n/a                 n/a         $  9.943273         $ 8.076734                 n/a
   Total Return *                      n/a                 n/a               38.46%             16.03%                n/a
   Ratio of Expenses **                n/a                 n/a                1.50%              1.50%                n/a

                                                        JNL/               JNL/               JNL/               JNL/Putnam
                                    JNL/PIMCO       PPM America         PPM America       PPM America              Midcap
                                  Total Return      Core Equity         High Yield        Value Equity             Growth
                                 Bond Portfolio     Portfolio(e)      Bond Portfolio      Portfolio(e)          Portfolio(c)
                                 --------------    --------------     --------------     --------------         ------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                     $ 14.938563      $ 12.304502         $ 14.309762       $ 11.609889            $ 8.734502
   Total Return *                        6.63%           -8.64%              -2.58%            -7.04%                -2.30%
   Ratio of Expenses **                  1.50%            1.50%               1.50%             1.50%                 1.50%

Period ended December 31, 2006
   Unit Value                     $ 14.010170      $ 13.467480         $ 14.689470       $ 12.488850            $ 8.939852
   Total Return *                        1.94%           12.06%               8.87%            11.35%                 4.16%
   Ratio of Expenses **                  1.50%            1.50%               1.50%             1.50%                 1.50%

Period ended December 31, 2005
   Unit Value                     $ 13.743983      $ 12.018418         $ 13.492349       $ 11.216055            $ 8.582531
   Total Return *                        0.79%            7.13%               0.18%             3.35%                10.45%
   Ratio of Expenses **                  1.50%            1.50%                n/a              1.50%                 1.50%

Period ended December 31, 2004
   Unit Value                     $ 13.636114      $ 11.218479         $ 13.468715       $ 10.852578            $ 7.770577
   Total Return *                        2.89%           12.18%***            6.67%             8.53%***             16.86%
   Ratio of Expenses **                  1.50%            1.50%                n/a              1.50%                 1.50%

Period ended December 31, 2003
   Unit Value                     $ 13.252666              n/a         $ 12.626923               n/a            $ 6.649724
   Total Return *                        3.22%             n/a               23.92%              n/a                 31.48%
   Ratio of Expenses **                  1.50%             n/a                1.50%              n/a                  1.50%

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007. Unit values disclosed are as of April 27, 2007.

(c) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007. Unit values disclosed are as of November 30, 2007.

(d)   Commencement of operations December 3, 2007.

(e)   Commencement of operations April 30, 2004.

(f)   Commencement of operations October 1, 2004.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                                                JNL/
                                             JNL/MCM                         Oppenheimer           JNL/               JNL/PIMCO
                                          Value Line 30       JNL/MCM       Global Growth       Oppenheimer          Real Return
                                          Portfolio(d)   VIP Portfolio(e)     Portfolio     Growth Portfolio(b)      Portfolio(a)
                                          -------------  ----------------   -------------   -------------------      ------------
Portfolio data
Period ended December 31, 2007
   (1) Net Assets (in thousands)             $    -          $ 1,332          $ 3,343             $    -               $  104
   (1) Units Outstanding (in thousands)           -               97              216                  -                   10
   Investment Income Ratio *                   0.00%            2.14%            0.99%              7.53%                0.00%

Period ended December 31, 2006
   Net Assets (in thousands)                    n/a          $ 2,491          $ 3,730             $  639                  n/a
   Units Outstanding (in  thousands)            n/a              199              252                 69                  n/a
   Investment Income Ratio *                    n/a             0.42%            0.48%              0.00%                 n/a

Period ended December 31, 2005
   Net Assets (in thousands)                    n/a          $ 2,304          $ 3,700             $  767                  n/a
   Units Outstanding (in thousands)             n/a              204              288                 85                  n/a
   Investment Income Ratio *                    n/a             0.56%            0.24%              0.11%                 n/a

Period ended December 31, 2004
   Net Assets (in thousands)                    n/a          $   254          $ 3,421             $  925                  n/a
   Units Outstanding (in thousands)             n/a               24              299                110                  n/a
   Investment Income Ratio *                    n/a             0.20%            0.15%              0.00%                 n/a

Period ended December 31, 2003
   Net Assets (in thousands)                    n/a              n/a          $ 2,427             $  843                  n/a
   Units Outstanding (in thousands)             n/a              n/a              246                103                  n/a
   Investment Income Ratio *                    n/a              n/a             0.00%              0.00%                 n/a

                                                               JNL/             JNL/               JNL/
                                            JNL/PIMCO       PPM America      PPM America        PPM America           JNL/Putnam
                                          Total Return      Core Equity      High Yield        Value Equity             Midcap
                                         Bond Portfolio    Portfolio(e)    Bond Portfolio      Portfolio(e)      Growth Portfolio(c)
                                         --------------    ------------    --------------      ------------      -------------------
Portfolio data
Period ended December 31, 2007
   (1) Net Assets (in thousands)            $  8,236          $   68          $ 2,587             $  115               $     -
   (1) Units Outstanding (in thousands)          554               6              181                 10                     -
   Investment Income Ratio *                    4.53%           0.34%            7.21%              0.56%                 0.00%

Period ended December 31, 2006
   Net Assets (in thousands)                $  8,338          $   82          $ 3,297             $  133               $ 1,698
   Units Outstanding (in thousands)              598               6              224                 11                   191
   Investment Income Ratio *                    3.50%           0.09%            6.06%              0.04%                 0.00%

Period ended December 31, 2005
   Net Assets (in thousands)                $  9,362          $  113          $ 3,731             $   73               $ 1,948
   Units Outstanding (in thousands)              684               9              276                  7                   228
   Investment Income Ratio *                    3.52%           1.96%            6.49%              1.55%                 0.00%

Period ended December 31, 2004
   Net Assets (in thousands)                $ 10,522          $    5          $ 4,804             $   25               $ 2,370
   Units Outstanding (in thousands)              775               -              356                  2                   306
   Investment Income Ratio *                    1.49%           0.15%            2.00%              1.62%                 0.00%

Period ended December 31, 2003
   Net Assets (in thousands)                $ 12,170             n/a          $ 5,242                n/a               $ 2,829
   Units Outstanding (in thousands)              922             n/a              414                n/a                   427
   Investment Income Ratio *                    1.19%            n/a             9.25%               n/a                  0.00%

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations January 16, 2007.

(b) For 2007, the period is from January 1, 2007 through acquisition April 27, 2007.

(c) For 2007, the period is from January 1, 2007 through acquisition November 30, 2007.

(d)   Commencement of operations December 3, 2007.

(e)   Commencement of operations April 30, 2004.

(f)   Commencement of operations October 1, 2004.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                           JNL/S&P               JNL/                JNL/             JNL/S&P
                                                         Competitive       S&P Disciplined     S&P Disciplined      Disciplined
                                         JNL/S&P 4        Advantage            Growth              Moderate           Moderate
                                       Portfolio(b)      Portfolio(b)        Portfolio(a)        Portfolio(a)    Growth Portfolio(a)
                                      --------------    --------------     ---------------     ---------------   -------------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                         $ 9.917437        $ 9.913348         $ 10.483291         $ 10.532508         $ 10.502980
   Total Return *                          -0.83%***         -0.87%***            4.83%***            5.33%***            5.03%***
   Ratio of Expenses **                     1.65%             1.65%               1.65%               1.65%               1.65%

Period ended December 31, 2006
   Unit Value                                n/a               n/a                n/a                  n/a                 n/a
   Total Return *                            n/a               n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                      n/a               n/a                n/a                  n/a                 n/a

Period ended December 31, 2005
   Unit Value                                n/a               n/a                n/a                  n/a                 n/a
   Total Return *                            n/a               n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                      n/a               n/a                n/a                  n/a                 n/a

Period ended December 31, 2004
   Unit Value                                n/a               n/a                n/a                  n/a                 n/a
   Total Return *                            n/a               n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                      n/a               n/a                n/a                  n/a                 n/a

Period ended December 31, 2003
   Unit Value                                n/a               n/a                n/a                  n/a                 n/a
   Total Return *                            n/a               n/a                n/a                  n/a                 n/a
   Ratio of Expenses **                      n/a               n/a                n/a                  n/a                 n/a

                                          JNL/S&P                               JNL/                 JNL/
                                     Dividend Income      JNL/S&P           S&P Managed          S&P Managed            JNL/
                                        & Growth       Intrinsic Value       Aggressive          Conservative       S&P Managed
                                       Portfolio(b)      Portfolio(b)    Growth Portfolio(c)     Portfolio(d)    Growth Portfolio(c)
                                     ---------------   ---------------   -------------------   ---------------   -------------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                         $ 9.763603        $ 9.916059          $ 14.438856        $ 11.449966          $ 13.941125
   Total Return *                          -2.36%***         -0.84%***             7.37%              4.55%                6.91%
   Ratio of Expenses **                     1.65%             1.65%                1.65%              1.65%                1.65%

Period ended December 31, 2006
   Unit Value                                n/a               n/a          $ 13.447220        $ 10.952060          $ 13.039680
   Total Return *                            n/a               n/a                13.68%              6.09%               12.28%
   Ratio of Expenses **                      n/a               n/a                 1.65%              1.65%                1.65%

Period ended December 31, 2005
   Unit Value                                n/a               n/a          $ 11.829029        $ 10.323558          $ 11.613237
   Total Return *                            n/a               n/a                 6.71%              3.24%***             5.68%
   Ratio of Expenses **                      n/a               n/a                 1.65%              1.65%                1.65%

Period ended December 31, 2004
   Unit Value                                n/a               n/a          $ 11.085648                n/a          $ 10.988834
   Total Return *                            n/a               n/a                10.86%***            n/a                 9.89%***
   Ratio of Expenses **                      n/a               n/a                 1.65%               n/a                 1.65%

Period ended December 31, 2003
   Unit Value                                n/a               n/a                  n/a                n/a                  n/a
   Total Return *                            n/a               n/a                  n/a                n/a                  n/a
   Ratio of Expenses **                      n/a               n/a                  n/a                n/a                  n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations April 30, 2004.

(d)   Commencement of operations October 1, 2004.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                            JNL/S&P              JNL/                JNL/              JNL/S&P
                                                          Competitive      S&P Disciplined     S&P Disciplined      Disciplined
                                         JNL/S&P 4         Advantage            Growth             Moderate           Moderate
                                       Portfolio(b)      Portfolio(b)        Portfolio(a)        Portfolio(a)    Growth Portfolio(a)
                                      --------------    --------------     ---------------     ---------------   -------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                                n/a               n/a         $ 10.498406         $ 10.547703         $ 10.518024
   Total Return *                            n/a               n/a                4.98%***            5.48%***            5.18%***
   Ratio of Expenses **                      n/a               n/a                1.50%               1.50%               1.50%

Period ended December 31, 2006
   Unit Value                                n/a               n/a                 n/a                 n/a                 n/a
   Total Return *                            n/a               n/a                 n/a                 n/a                 n/a
   Ratio of Expenses **                      n/a               n/a                 n/a                 n/a                 n/a

Period ended December 31, 2005
   Unit Value                                n/a               n/a                 n/a                 n/a                 n/a
   Total Return *                            n/a               n/a                 n/a                 n/a                 n/a
   Ratio of Expenses **                      n/a               n/a                 n/a                 n/a                 n/a

Period ended December 31, 2004
   Unit Value                                n/a               n/a                 n/a                 n/a                 n/a
   Total Return *                            n/a               n/a                 n/a                 n/a                 n/a
   Ratio of Expenses **                      n/a               n/a                 n/a                 n/a                 n/a

Period ended December 31, 2003
   Unit Value                                n/a               n/a                 n/a                 n/a                 n/a
   Total Return *                            n/a               n/a                 n/a                 n/a                 n/a
   Ratio of Expenses **                      n/a               n/a                 n/a                 n/a                 n/a

                                         JNL/S&P                                JNL/                 JNL/
                                     Dividend Income      JNL/S&P           S&P Managed          S&P Managed            JNL/
                                        & Growth       Intrinsic Value       Aggressive         Conservative        S&P Managed
                                       Portfolio(b)     Portfolio(b)     Growth Portfolio(c)     Portfolio(d)    Growth Portfolio(c)
                                     ---------------   ---------------   -------------------   ---------------   -------------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                                n/a               n/a         $ 14.518557         $ 11.504751          $ 14.018050
   Total Return *                            n/a               n/a                7.54%               4.70%                7.07%
   Ratio of Expenses **                      n/a               n/a                1.50%               1.50%                1.50%

Period ended December 31, 2006
   Unit Value                                n/a               n/a         $ 13.501070         $ 10.987910          $ 13.091890
   Total Return *                            n/a               n/a               13.85%               6.25%               12.45%
   Ratio of Expenses **                      n/a               n/a                1.50%               1.50%                1.50%

Period ended December 31, 2005
   Unit Value                                n/a               n/a         $ 11.858643         $ 10.341847          $ 11.642306
   Total Return *                            n/a               n/a                6.87%               3.42%***             5.84%
   Ratio of Expenses **                      n/a               n/a                1.50%               1.50%                1.50%

Period ended December 31, 2004
   Unit Value                                n/a               n/a         $ 11.096796                 n/a          $ 10.999877
   Total Return *                            n/a               n/a               10.97%***             n/a                10.00%***
   Ratio of Expenses **                      n/a               n/a                1.50%                n/a                 1.50%

Period ended December 31, 2003
   Unit Value                                n/a               n/a                 n/a                 n/a                  n/a
   Total Return *                            n/a               n/a                 n/a                 n/a                  n/a
   Ratio of Expenses **                      n/a               n/a                 n/a                 n/a                  n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations April 30, 2004.

(d)   Commencement of operations October 1, 2004.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                                               JNL/S&P            JNL/               JNL/              JNL/S&P
                                                             Competitive     S&P Disciplined    S&P Disciplined      Disciplined
                                            JNL/S&P 4         Advantage          Growth            Moderate            Moderate
                                          Portfolio(b)      Portfolio(b)      Portfolio(a)       Portfolio(a)    Growth Portfolio(a)
                                          ------------      ------------    ----------------    ---------------  -------------------
Portfolio data
Period ended December 31, 2007
   (1) Net Assets (in thousands)             $    -            $    -           $   64            $    4              $  105
   (1) Units Outstanding (in thousands)           -                 -                6                 0                  10
   Investment Income Ratio *                   0.00%             0.00%            0.00%             0.00%               0.00%

Period ended December 31, 2006
   Net Assets (in thousands)                    n/a               n/a              n/a               n/a                 n/a
   Units Outstanding (in thousands)             n/a               n/a              n/a               n/a                 n/a
   Investment Income Ratio *                    n/a               n/a              n/a               n/a                 n/a

Period ended December 31, 2005
   Net Assets (in thousands)                    n/a               n/a              n/a               n/a                 n/a
   Units Outstanding (in thousands)             n/a               n/a              n/a               n/a                 n/a
   Investment Income Ratio *                    n/a               n/a              n/a               n/a                 n/a

Period ended December 31, 2004
   Net Assets (in thousands)                    n/a               n/a              n/a               n/a                 n/a
   Units Outstanding (in thousands)             n/a               n/a              n/a               n/a                 n/a
   Investment Income Ratio *                    n/a               n/a              n/a               n/a                 n/a

Period ended December 31, 2003
   Net Assets (in thousands)                    n/a               n/a              n/a               n/a                 n/a
   Units Outstanding (in thousands)             n/a               n/a              n/a               n/a                 n/a
   Investment Income Ratio *                    n/a               n/a              n/a               n/a                 n/a

                                             JNL/S&P                               JNL/              JNL/
                                         Dividend Income      JNL/S&P          S&P Managed        S&P Managed           JNL/
                                            & Growth      Intrinsic Value      Aggressive        Conservative        S&P Managed
                                           Portfolio(b)     Portfolio(b)   Growth Portfolio(c)   Portfolio(d)    Growth Portfolio(c)
                                         ---------------  ---------------  -------------------   ------------    -------------------
Portfolio data
Period ended December 31, 2007
   (1) Net Assets (in thousands)             $    -           $    -            $  9,019           $   701         $ 20,966
   (1) Units Outstanding (in thousands)           -                -                 622                61            1,498
   Investment Income Ratio *                   0.00%            0.00%               1.84%             3.37%            1.53%

Period ended December 31, 2006
   Net Assets (in thousands)                    n/a              n/a            $  9,228           $    92         $ 24,044
   Units Outstanding (in thousands)             n/a              n/a                 684                 8            1,839
   Investment Income Ratio *                    n/a              n/a                 n/a              1.33%            0.94%

Period ended December 31, 2005
   Net Assets (in thousands)                    n/a              n/a            $ 10,113           $    51         $ 26,093
   Units Outstanding (in thousands)             n/a              n/a                 853                 5            2,243
   Investment Income Ratio *                    n/a              n/a                0.71%             0.33%            1.07%

Period ended December 31, 2004
   Net Assets (in thousands)                    n/a              n/a            $ 12,541               n/a         $ 30,322
   Units Outstanding (in thousands)             n/a              n/a               1,131               n/a            2,757
   Investment Income Ratio *                    n/a              n/a                0.11%              n/a             0.53%

Period ended December 31, 2003
   Net Assets (in thousands)                    n/a              n/a                 n/a               n/a              n/a
   Units Outstanding (in thousands)             n/a              n/a                 n/a               n/a              n/a
   Investment Income Ratio *                    n/a              n/a                 n/a               n/a              n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations January 16, 2007.

(b)   Commencement of operations December 3, 2007.

(c)   Commencement of operations April 30, 2004.

(d)   Commencement of operations October 1, 2004.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                              JNL/                JNL/
                                          S&P Managed         S&P Managed           JNL/S&P           JNL/S&P            JNL/S&P
                                            Moderate            Moderate        Retirement 2015   Retirement 2020    Retirement 2025
                                         Portfolio(c)     Growth Portfolio(b)     Portfolio(d)      Portfolio(d)      Portfolio(d)
                                        ---------------   -------------------   ---------------   ---------------   ----------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                           $ 12.205632         $ 13.401109         $ 11.631073       $ 11.797068        $ 11.940644
   Total Return *                              5.96%               6.87%               7.40%             7.66%              8.29%
   Ratio of Expenses **                        1.65%               1.65%               1.65%             1.65%              1.65%

Period ended December 31, 2006
   Unit Value                           $ 11.518820         $ 12.540050         $ 10.829290       $ 10.957280        $ 11.026170
   Total Return *                              8.59%              10.34%               8.29%***          9.57%***          10.26%***
   Ratio of Expenses **                        1.65%               1.65%               1.65%             1.65%              1.65%

Period ended December 31, 2005
   Unit Value                           $ 10.607730         $ 11.364627                 n/a               n/a                n/a
   Total Return *                              6.08%***            4.68%                n/a               n/a                n/a
   Ratio of Expenses **                        1.65%               1.65%                n/a               n/a                n/a

Period ended December 31, 2004
   Unit Value                                   n/a         $ 10.856953                 n/a               n/a                n/a
   Total Return *                               n/a                8.57%***             n/a               n/a                n/a
   Ratio of Expenses **                         n/a                1.65%                n/a               n/a                n/a

Period ended December 31, 2003
   Unit Value                                   n/a                 n/a                 n/a               n/a                n/a
   Total Return *                               n/a                 n/a                 n/a               n/a                n/a
   Ratio of Expenses **                         n/a                 n/a                 n/a               n/a                n/a

                                              JNL/
                                         S&P Retirement         JNL/S&P            JNL/Select        JNL/Select           JNL/
                                             Income           Total Yield           Balanced        Money Market      Select Value
                                          Portfolio(d)        Portfolio(a)        Portfolio(b)       Portfolio        Portfolio(b)
                                        ---------------   -------------------   ---------------   ---------------   ----------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                           $ 11.117828         $ 10.061649         $ 13.305930         $ 10.994884      $ 15.337839
   Total Return *                              5.15%               0.62%***            5.72%               3.02%            6.07%
   Ratio of Expenses **                        1.65%               1.65%               1.65%               1.65%            1.65%

Period ended December 31, 2006
   Unit Value                           $ 10.573330                 n/a         $ 12.585430         $ 10.672320      $ 14.459570
   Total Return *                              5.73%***             n/a               11.80%               2.81%           18.95%
   Ratio of Expenses **                        1.65%                n/a                1.65%               1.65%            1.65%

Period ended December 31, 2005
   Unit Value                                   n/a                 n/a         $ 11.257107         $ 10.380233      $ 12.156259
   Total Return *                               n/a                 n/a                3.58%               1.03%            6.39%
   Ratio of Expenses **                         n/a                 n/a                1.65%               1.65%            1.65%

Period ended December 31, 2004
   Unit Value                                   n/a                 n/a         $ 10.867896         $ 10.274101      $ 11.426394
   Total Return *                               n/a                 n/a                8.68%***           -0.87%           14.26%***
   Ratio of Expenses **                         n/a                 n/a                1.65%               1.65%            1.65%

Period ended December 31, 2003
   Unit Value                                   n/a                 n/a                 n/a         $ 10.363918              n/a
   Total Return *                               n/a                 n/a                 n/a               -1.18%             n/a
   Ratio of Expenses **                         n/a                 n/a                 n/a                1.65%             n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations December 3, 2007.

(b)   Commencement of operations April 30, 2004.

(c)   Commencement of operations October 1, 2004.

(d)   Commencement of operations January 17, 2006.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                       JNL/              JNL/
                                   S&P Managed       S&P Managed          JNL/S&P          JNL/S&P          JNL/S&P
                                     Moderate          Moderate        Retirement 2015  Retirement 2020  Retirement 2025
                                   Portfolio(c)   Growth Portfolio(b)    Portfolio(d)     Portfolio(d)     Portfolio(d)
                                 ---------------  -------------------  ---------------  ---------------  ---------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                    $ 12.247899        $ 13.475091        $ 11.665203      $ 11.831618      $ 11.975699
   Total Return *                       6.12%              7.03%              7.57%            7.83%            8.46%
   Ratio of Expenses **                 1.50%              1.50%              1.50%            1.50%            1.50%

Period ended December 31, 2006
   Unit Value                    $ 11.541280        $ 12.590260        $ 10.844690      $ 10.972860      $ 11.041870
   Total Return *                       8.75%             10.51%              8.45%***         9.73%***        10.42%***
   Ratio of Expenses **                 1.50%              1.50%              1.50%            1.50%            1.50%

Period ended December 31, 2005
   Unit Value                    $ 10.612531        $ 11.393083                n/a              n/a              n/a
   Total Return *                       6.13%***           4.83%               n/a              n/a              n/a
   Ratio of Expenses **                 1.50%              1.50%               n/a              n/a              n/a

Period ended December 31, 2004
   Unit Value                            n/a        $ 10.867863                n/a              n/a              n/a
   Total Return *                        n/a               8.68%***            n/a              n/a              n/a
   Ratio of Expenses **                  n/a              1.50%                n/a              n/a              n/a

Period ended December 31, 2003
   Unit Value                            n/a                n/a                n/a              n/a              n/a
   Total Return *                        n/a                n/a                n/a              n/a              n/a
   Ratio of Expenses **                  n/a                n/a                n/a              n/a              n/a

                                      JNL/
                                 S&P Retirement         JNL/S&P          JNL/Select        JNL/Select         JNL/
                                      Income          Total Yield         Balanced        Money Market    Select Value
                                   Portfolio(d)       Portfolio(a)      Portfolio(b)       Portfolio      Portfolio(b)
                                 ---------------      ------------     ---------------    ------------   ---------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                    $ 11.150353               n/a         $ 13.379399        $ 11.170196    $ 15.385875
   Total Return *                       5.31%              n/a                5.88%              3.18%          6.23%
   Ratio of Expenses **                 1.50%              n/a                1.50%              1.50%          1.50%

Period ended December 31, 2006
   Unit Value                    $ 10.588260               n/a         $ 12.635840        $ 10.826140    $ 14.483010
   Total Return *                       5.88%***           n/a               11.97%              2.97%         19.13%
   Ratio of Expenses **                 1.50%              n/a                1.50%              1.50%          1.50%

Period ended December 31, 2005
   Unit Value                            n/a               n/a         $ 11.285298        $ 10.514095    $ 12.157789
   Total Return *                        n/a               n/a                3.74%              1.18%          6.55%
   Ratio of Expenses **                  n/a               n/a                1.50%              1.50%          1.50%

Period ended December 31, 2004
   Unit Value                            n/a               n/a         $ 10.878820        $ 10.391043    $ 11.410747
   Total Return *                        n/a               n/a                8.79%***          -0.72%         14.11%***
   Ratio of Expenses **                  n/a               n/a                1.50%              1.50%          1.50%

Period ended December 31, 2003
   Unit Value                            n/a               n/a                 n/a        $ 10.466169            n/a
   Total Return *                        n/a               n/a                 n/a              -1.03%           n/a
   Ratio of Expenses **                  n/a               n/a                 n/a               1.50%           n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations December 3, 2007.

(b)   Commencement of operations April 30, 2004.

(c)   Commencement of operations October 1, 2004.

(d)   Commencement of operations January 17, 2006.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                               JNL/              JNL/
                                           S&P Managed       S&P Managed          JNL/S&P          JNL/S&P           JNL/S&P
                                             Moderate          Moderate        Retirement 2015  Retirement 2020  Retirement 2025
                                           Portfolio(c)   Growth Portfolio(b)    Portfolio(d)     Portfolio(d)     Portfolio(d)
                                          -------------   -------------------  ---------------  ---------------  ---------------
Portfolio data
Period ended December 31, 2007
   (1) Net Assets (in thousands)             $  577            $ 12,538            $    -           $   27           $    -
   (1) Units Outstanding (in thousands)          47                 932                 -                2                -
   Investment Income Ratio *                   2.93%               1.94%             0.00%            0.24%            0.00%

Period ended December 31, 2006
   Net Assets (in thousands)                 $  283            $ 13,497            $    -           $  146           $    -
   Units Outstanding (in thousands)              25               1,073                 -               13                -
   Investment Income Ratio *                   2.27%               1.19%             0.00%            0.00%            0.00%

Period ended December 31, 2005
   Net Assets (in thousands)                 $  202            $ 14,559               n/a              n/a              n/a
   Units Outstanding (in thousands)              19               1,279               n/a              n/a              n/a
   Investment Income Ratio *                   0.38%               1.60%              n/a              n/a              n/a

Period ended December 31, 2004
   Net Assets (in thousands)                    n/a            $ 15,440               n/a              n/a              n/a
   Units Outstanding (in thousands)             n/a               1,421               n/a              n/a              n/a
   Investment Income Ratio *                    n/a                0.97%              n/a              n/a              n/a

Period ended December 31, 2003
   Net Assets (in thousands)                    n/a                 n/a               n/a              n/a              n/a
   Units Outstanding (in thousands)             n/a                 n/a               n/a              n/a              n/a
   Investment Income Ratio *                    n/a                 n/a               n/a              n/a              n/a

                                               JNL/
                                          S&P Retirement         JNL/S&P          JNL/Select       JNL/Select          JNL/
                                              Income          Total Yield          Balanced       Money Market     Select Value
                                           Portfolio(d)       Portfolio(a)       Portfolio(b)      Portfolio       Portfolio(b)
                                          --------------      ------------       ------------     ------------     ------------
Portfolio data
Period ended December 31, 2007
   (1) Net Assets (in thousands)              $   42             $    -            $ 5,905          $ 2,642          $ 1,311
   (1) Units Outstanding (in thousands)            4                  -                442              237               85
   Investment Income Ratio *                    1.43%              0.00%              2.30%            4.64%            3.58%

Period ended December 31, 2006
   Net Assets (in thousands)                  $    5                n/a            $ 6,541          $ 1,920          $ 1,057
   Units Outstanding (in thousands)                -                n/a                518              178               73
   Investment Income Ratio *                    0.00%               n/a               2.63%            4.41%            4.61%

Period ended December 31, 2005
   Net Assets (in thousands)                     n/a                n/a            $ 6,001          $ 2,272          $   366
   Units Outstanding (in thousands)              n/a                n/a                532              217               30
   Investment Income Ratio *                     n/a                n/a               3.59%            2.63%            3.58%

Period ended December 31, 2004
   Net Assets (in thousands)                     n/a                n/a            $ 6,284          $ 2,483          $   157
   Units Outstanding (in thousands)              n/a                n/a                578              240               14
   Investment Income Ratio *                     n/a                n/a               0.23%            0.75%            0.56%

Period ended December 31, 2003
   Net Assets (in thousands)                     n/a                n/a                n/a          $ 3,139              n/a
   Units Outstanding (in thousands)              n/a                n/a                n/a              301              n/a
   Investment Income Ratio *                     n/a                n/a                n/a             0.48%             n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations December 3, 2007.

(b)   Commencement of operations April 30, 2004.

(c)   Commencement of operations October 1, 2004.

(d)   Commencement of operations January 17, 2006.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                         JNL/T.Rowe          JNL/T.Rowe         JNL/T.Rowe
                                     Price Established      Price Mid-Cap      Price Value
                                    Growth Portfolio(a)   Growth Portfolio     Portfolio(a)
                                    -------------------   ----------------   ----------------
Highest expense ratio
Period ended December 31, 2007
   Unit Value                         $ 13.820046           $ 16.657788       $ 13.794433
   Total Return *                            8.30%                15.29%            -0.81%
   Ratio of Expenses **                      1.65%                 1.65%             1.65%

Period ended December 31, 2006
   Unit Value                         $ 12.760390           $ 14.448520       $ 13.907270
   Total Return *                           11.84%                 5.05%            18.06%
   Ratio of Expenses **                      1.65%                 1.65%             1.65%

Period ended December 31, 2005
   Unit Value                         $ 11.409416           $ 13.753664       $ 11.779812
   Total Return *                            4.36%                12.23%             4.41%
   Ratio of Expenses **                      1.65%                 1.65%             1.65%

Period ended December 31, 2004
   Unit Value                         $ 10.933024           $ 12.254567       $ 11.281834
   Total Return *                            9.33%***             16.10%            12.82%***
   Ratio of Expenses **                      1.65%                 1.65%             1.65%

Period ended December 31, 2003
   Unit Value                                 n/a           $ 10.554887               n/a
   Total Return *                             n/a                 36.33%              n/a
   Ratio of Expenses **                       n/a                  1.65%              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2004.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                         JNL/T.Rowe          JNL/T.Rowe        JNL/T.Rowe
                                     Price Established      Price Mid-Cap      Price Value
                                    Growth Portfolio(a)   Growth Portfolio     Portfolio(a)
                                    -------------------   ----------------   ----------------
Lowest expense ratio
Period ended December 31, 2007
   Unit Value                         $ 13.896268           $ 16.740028       $ 13.870604
   Total Return *                            8.47%                15.46%            -0.66%
   Ratio of Expenses **                      1.50%                 1.50%             1.50%

Period ended December 31, 2006
   Unit Value                         $ 12.811430           $ 14.497970       $ 13.962980
   Total Return *                           12.01%                 5.21%            18.24%
   Ratio of Expenses **                      1.50%                 1.50%             1.50%

Period ended December 31, 2005
   Unit Value                         $ 11.437925           $ 13.780098       $ 11.809313
   Total Return *                            4.51%                12.40%             4.57%
   Ratio of Expenses **                      1.50%                 1.50%             1.50%

Period ended December 31, 2004
   Unit Value                         $ 10.943912           $ 12.259772       $ 11.293178
   Total Return *                            9.44%***             16.28%            12.93%***
   Ratio of Expenses **                      1.50%                 1.50%             1.50%

Period ended December 31, 2003
   Unit Value                                 n/a           $ 10.543542               n/a
   Total Return *                             n/a                 36.53%              n/a
   Ratio of Expenses **                       n/a                  1.50%              n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)   Commencement of operations April 30, 2004.

Jackson National Separate Account V
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

                                              JNL/T.Rowe          JNL/T.Rowe         JNL/T.Rowe
                                          Price Established     Price Mid-Cap       Price Value
                                         Growth Portfolio(a)   Growth Portfolio     Portfolio(a)
                                         -------------------   ----------------   ----------------
Portfolio data
Period ended December 31, 2007
   (1) Net Assets (in thousands)               $ 7,354             $  9,009           $  2,132
   (1) Units Outstanding (in thousands)            530                  539                154
   Investment Income Ratio *                      0.94%                1.47%              2.46%

Period ended December 31, 2006
   Net Assets (in thousands)                   $ 7,175             $  9,234           $  1,568
   Units Outstanding (in thousands)                561                  638                112
   Investment Income Ratio *                      0.42%                0.79%              1.36%

Period ended December 31, 2005
   Net Assets (in thousands)                   $ 7,262             $ 10,078           $  1,112
   Units Outstanding (in thousands)                635                  732                 94
   Investment Income Ratio *                      0.27%                0.26%              1.50%

Period ended December 31, 2004
   Net Assets (in thousands)                   $   569             $ 11,112           $  1,870
   Units Outstanding (in thousands)                 52                  906                166
   Investment Income Ratio *                      1.16%                0.00%              1.16%

Period ended December 31, 2003
   Net Assets (in thousands)                       n/a             $ 10,359                n/a
   Units Outstanding (in thousands)                n/a                  982                n/a
   Investment Income Ratio *                       n/a                 0.00%               n/a

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(1) Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a)   Commencement of operations April 30, 2004.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account V:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within Jackson National Separate Account V (Separate Account) as listed in Note 1 of the financial statements as of December 31, 2007, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2007 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts within Jackson National Separate Account V as listed in Note 1 of the financial statements as of December 31, 2007, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 25, 2008

                                                               [GRAPHIC OMITTED]


                                                 Jackson National Life Insurance
                                                        Company and Subsidiaries


                                               Consolidated Financial Statements

                                                               December 31, 2007

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2007

----------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                    1



Consolidated Balance Sheets                                                2



Consolidated Income Statements                                             3



Consolidated Statements of Stockholder's Equity and Comprehensive Income   4



Consolidated Statements of Cash Flows                                      5



Notes to Consolidated Financial Statements                                 6

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

--------------------------------------------------------------------------------
1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "Jackson") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent"), which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

     The  consolidated   financial   statements  include  the  accounts  of  the
     following:

     o Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York, Jackson National Life (Bermuda) LTD and Life Insurance Company of Georgia ("Life of Georgia") from May 31, 2005 to December 31, 2005, when it was merged with Jackson;

     o Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC, Curian Clearing, LLC and Curian Capital, LLC;

     o    Wholly owned insurance agency: JNL Southeast Agency, LLC;

     o    PGDS (US One) LLC, a wholly owned  subsidiary,  was created in 2006 to
          provide  information   technology  services  to  Jackson  and  certain
          affiliates;

     o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by Jackson. Jackson was the primary beneficiary of Tuscany until February 2007, when Tuscany was dissolved;

     o Other partnerships, limited liability companies and variable interest entities in which Jackson has a controlling interest or is deemed the primary beneficiary.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income.

     The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other-than-temporary; 2) assessments as to whether certain entities are variable interest entities and which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits;
     6) estimates related to establishment of loan loss reserves, liabilities for lawsuits and the liability for state guaranty fund assessments; and 7) assumptions and estimates associated with the Company's tax positions which impact the amount of recognized tax benefits recorded by the Company.

     CHANGES IN ACCOUNTING PRINCIPLES
     In February 2007, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("FAS") No. 159, "Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159, which is effective for fiscal years beginning after November 15, 2007, allows an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value, with changes in fair value recognized in the income statement. Adoption will not have an initial impact on the Company's consolidated financial statements.

     Effective January 1, 2007, the Company adopted FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109 ("FIN 48") concurrent with Prudential's adoption of FIN
     48. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. There was no change in the liability for unrecognized tax benefits resulting from the implementation of FIN 48 and, therefore, the Company did not recognize a cumulative effect adjustment to the balance of retained earnings as of January 1, 2007. The Company does not have a liability for tax exposure reserves as of December 31, 2007 and 2006, and does not anticipate any material change in the total amount of unrecognized tax benefits over the subsequent 12-month period. The adoption did not have an initial impact on the Company's consolidated financial statements.

     In September 2006, FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"), which establishes a framework for measuring fair value under current accounting pronouncements that require or permit fair value measurement. FAS 157 retains the exchange price notion, but clarifies that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk which would include the reporting entity's own credit risk. FAS 157 establishes a three-level fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs in situations where there is little or no market activity for the asset or liability. In addition, FAS 157 expands the disclosure requirements for annual and interim reporting to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs, and the effects of the measurements on earnings. FAS 157 will be applied prospectively and is effective for fiscal years beginning after November 15, 2007. Retrospective application is required for certain financial instruments as a cumulative effect adjustment to the opening balance of retained earnings. Jackson has not yet quantified the impact of adoption on the Company's consolidated financial statements.

     In April 2006, the FASB issued FASB Staff Position ("FSP") on Interpretation 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FIN 46(R)-6"). The FSP affects the identification of which entities are Variable Interest Entities ("VIE") through a "by design" approach in identifying and measuring the variable interests of the variable interest entity and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new variable interest entities. The new requirements need not be applied to entities that have previously been analyzed under FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" (revised) ("FIN 46R") unless a reconsideration event occurs. The adoption of this guidance did not have an initial impact on the Company's consolidated financial statements.

     In February 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"). This statement, effective for financial instruments acquired or issued after the beginning of an entity's first fiscal year after September 15, 2006, allows companies to include changes in fair value of certain hybrid financial instruments in earnings on an instrument-by-instrument basis. Further guidance issued in October 2006 provided an exemption from the provisions of FAS No. 133 for certain financial instruments that would have otherwise been required to recognize embedded derivatives arising as a result of prepayment risk in certain structured securities. As a result, adoption of FAS 155 did not have an initial impact on the Company's consolidated financial statements.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred
     Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for deferred acquisition costs on internal replacements other than those described in FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or (c) electing a feature or coverage within a contract. Contract modifications resulting in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue and deferred sales inducements must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have an initial impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued FAS No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 requires that, unless impracticable or absent explicit transition requirements specific to the newly adopted accounting principle, companies apply changes in accounting principles on a retrospective basis. FAS 154 is effective for accounting changes and corrections or errors made in fiscal years beginning after December 15, 2005. The adoption of FAS 154 did not have an initial impact on the Company's consolidated financial statements.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include high quality, non-asset-backed commercial paper and money market instruments, are carried at amortized cost. These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist primarily of bonds, notes, redeemable preferred stocks, asset-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Asset-backed and structured securities are amortized over the estimated redemption period. With regard to structured securities that are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $494.2 million and $504.9 million as of December 31, 2007 and 2006, respectively.

     All fixed maturities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other-than-temporary, the amortized cost basis of fixed maturities is reduced to fair value through an impairment charge included in net realized gains (losses) on investments. In determining whether an other-than-temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values.

     Equities, which include common stocks, non-redeemable preferred stocks and shares of mutual funds purchased as seed money supporting newly established variable funds are generally carried at fair value. Equities are reduced to fair value for declines in fair value considered to be other than temporary. Any impairment charges are included in net realized gains (losses) on investments.

     Trading securities primarily consist of private equity securities and investments in mutual funds that support liabilities of the Company's non-qualified voluntary deferred compensation plans. Trading securities are carried at fair value with changes in value included in net investment income. During 2007, 2006 and 2005, $44.6 million, $26.3 million and $5.4 million of investment income was recognized on trading securities held at December 31, 2007, 2006 and 2005, respectively.

     Commercial mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses represents the estimated risk of loss for individual mortgages in the portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, Jackson had an investment of $81.5 million and $72.7 million as of December 31, 2007 and 2006, respectively, in debt issued by a VIE structured to hold and manage investments in commercial loans, for which it is not the primary beneficiary.

     Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and sales inducements, are excluded from net income and included as a component of other comprehensive income (loss) and stockholder's equity.

     DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, forwards, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     The Company generally uses free-standing derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, index linked annuities and guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The Company generally does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount and are used for hedging purposes. Interest rate swaps are carried at fair value and included in other invested assets or other liabilities.

     Spread cap options, with maturities of up to five years, are used as a macro-economic hedge against declining interest rates. Jackson receives quarterly settlements based on the spread between the 2-year and the 10-year constant maturity swap rates in excess of a specified spread. Spread cap options are carried at fair value and included in other invested assets.

     Forwards consist of interest rate spreadlock agreements, in which the Company locks in the forward interest rate differential between a swap and the corresponding U.S. Treasury security. The forwards are held for investment purposes and are included in other invested assets. The Company had no forwards at December 31, 2007 or 2006.

     Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are entered into in conjunction with associated put-swaptions purchased from the same counterparties ("linked put-swaptions"). Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Due to the right of offset, linked put-swaptions are presented at net fair value in either other invested assets or other liabilities. Non-linked put-swaptions are carried at fair value and included in other invested assets.

     Equity index futures contracts and equity index call and put options, which are used to hedge the Company's obligations associated with its index linked annuities and guarantees in variable annuity products, are included in other invested assets or other liabilities. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

     Credit default swaps, with maturities up to five years, represent agreements under which the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a "default event" occurs in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value and are included in either other invested assets or other liabilities.

     Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are included at fair value in either other invested assets or other liabilities.

     Cross-currency swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated trust instruments supported by funding agreements. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included at fair value in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in risk management activity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred acquisition costs have been increased by $98.8 million and decreased by $43.2 million at December 31, 2007 and 2006, respectively, to reflect this adjustment.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on deferred fixed annuities and contract enhancements on index linked annuities and variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed, as defined in SOP 05-1. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income (loss). Deferred sales inducements have been increased by $13.7 million and decreased by $16.5 million at December 31, 2007 and 2006, respectively, to reflect this adjustment.

     VALUE OF ACQUIRED INSURANCE
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years and was fully amortized as of December 31, 2006.

     FEDERAL INCOME TAXES
     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions. With few exceptions, the Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2004.

     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     Jackson files a consolidated federal income tax return with Brooke Life, Jackson National Life Insurance Company of New York and Life Insurance Company of Georgia (for the period from May 19, 2005 through December 31,
     2005). Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of Jackson. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of Jackson. Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for index linked annuities is based on two components,
     1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     Jackson and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. Carrying values totaled $1.6 billion and $1.7 billion at December 31, 2007 and 2006, respectively.

     Jackson and Jackson National Life Global Funding have established a $9 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of Funding Agreements. The carrying values at December 31, 2007 and 2006 totaled $3.6 billion and $3.5 billion, respectively.

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

     FEDERAL HOME LOAN BANK ADVANCES
     Jackson is a member of the regional Federal Home Loan Bank of Indianapolis ("FHLB") primarily for the purpose of participating in its mortgage-collateralized loan advance program. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. Advances are in the form of short-term notes or funding agreements issued to FHLB. At December 31, 2007 and 2006, Jackson held $82.5 million and $30.0 million, respectively, in FHLB capital stock, supporting $1,650.0 million and $600.0 million, respectively, in funding agreements and short-term borrowings.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $29,758.4 million and $22,113.5 million at December 31, 2007 and 2006, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $153.8 million and $130.5 million at December 31, 2007 and 2006, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management and 12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

     The Company received $16.0 million from a class action settlement against certain underwriters of WorldCom securities. This settlement was recorded in other income in 2006.

3.   ACQUISITIONS

     On May 18, 2005, Brooke Life purchased, in exchange for $260.7 million in cash, 100% of the interest in Life of Georgia, a life insurance company domiciled in Georgia, from ING Groep, N.V. ("ING"). Direct costs of $4.4 million were capitalized in connection with the acquisition. On May 31, 2005, Brooke Life contributed 100% of its interest in Life of Georgia to Jackson. The acquisition expanded Jackson's life insurance base while taking advantage of Jackson's low cost structure. The results of Life of Georgia's operations have been included in these consolidated financial statements since acquisition. On December 31, 2005, Life of Georgia was merged into Jackson.

     The preliminary purchase price was subject to post-closing adjustments and was initially allocated to the assets acquired and liabilities assumed using management's best estimate of fair value as of the acquisition date. In 2006, an arbitrator ruled in Jackson's favor on certain purchase price adjustments. As a result of this determination and other previously settled amounts, the purchase price was reduced by $11.7 million within the purchase price allocation period.

     As of December 31, 2005, Jackson recorded in other assets the value of business acquired totaling $1.1 million. As a result of subsequent purchase price adjustments, this asset was reversed in 2006 and the remaining adjustment resulted in negative goodwill, which was recorded as an extraordinary gain of $8.9 million.

     The following table summarizes the fair value of the assets acquired and liabilities assumed, as adjusted (in thousands):

                                                                OPENING
                                                             BALANCE SHEET
                                                           -------------------
Cash and short-term investments                                      $ 86,670
Fixed maturities                                                    1,612,767
Other invested assets                                                  78,129
Accrued investment income                                              21,516
Deferred income taxes                                                   7,868
Other assets                                                           12,609
                                                           -------------------
                                                           -------------------
Total assets acquired                                             $ 1,819,559
                                                           ===================

Reserves for future policy benefits and claims payable              $ 881,083
Deposits on investment contracts                                      656,161
Other liabilities                                                      20,820
                                                           -------------------
                                                           -------------------
Total liabilities assumed                                         $ 1,558,064
                                                           ===================

Net assets acquired                                                 $ 261,495
                                                           ===================

Adjusted purchase price                                             $ 253,459
                                                           ===================
Extraordinary gain on purchase, net of tax benefit                    $ 8,944
                                                           ===================

The following table summarizes Jackson's unaudited pro forma results of operations for the year ended December 31, 2005, assuming the business acquisition had occurred at the beginning of 2005 (in thousands):

-------------------------------------------------------------------------
                                                      UNAUDITED PRO FORMA
-------------------------------------------------------------------------
Revenues                                             $ 4,013,031
-------------------------------------------------------------------------
Total benefits and expenses                            2,976,945
-------------------------------------------------------------------------
Pretax income from continuing operations               1,035,164
-------------------------------------------------------------------------
Net income                                               675,841
-------------------------------------------------------------------------

The 2005 pro forma amounts include the effects of certain non-recurring restructuring transactions effected by Life of Georgia prior to the acquisition. These transactions included transferring certain assets and liabilities to ING affiliates, resulting in revenue of $120.8 million, expenses of $17.0 million, pretax income from operations of $103.8 million and net income of $67.5 million.

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Estimates of fair value for fixed maturity securities are primarily based on or derived from observable valuation inputs, such as broker-dealer quotes, market interest rates, credit quality spreads and liquidity premiums. Market prices obtained from independent pricing services, if available, are used as estimates of fair value, otherwise estimates are developed internally.

     At December 31, 2007 and 2006, fixed maturity securities valued internally had an amortized cost of $5.8 billion and $5.7 billion, respectively, and an estimated fair value of $5.8 billion and $5.7 billion, respectively. Estimates of fair value for these fixed maturities are based on the observable valuation inputs described above, with the exception of certain very illiquid asset-backed securities, which are based on internally derived estimates of future cash flows discounted at current market rates. The amortized cost and fair value of these very illiquid asset-backed securities were $332.8 million and $339.8 million, respectively, at December 31, 2007 and $343.7 million and $344.4 million, respectively, at December 31, 2006.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values. Certain public stock positions are fair valued at a discount to their exchange-traded price due to lock-up trading restrictions imposed in connection with initial public offerings. A discount of 15% was applied to two positions at December 31, 2007 totaling $8.6 million and discounts of 10% and 15% were applied to two positions at December 31, 2006 totaling $3.3 million.

     COMMERCIAL MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows at current market rates. The fair value of mortgages approximated $5,755.9 million and $5,373.1 million at December 31, 2007 and 2006, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVE INSTRUMENTS:
     Fair values for interest rate swaps, cross-currency swaps, put-swaptions, spread cap options, forwards and total return swaps are determined using estimates of future cash flows discounted at current market rates. Fair values for futures are based on exchange-traded prices. Fair values for equity index call and put options are determined using Black-Scholes option valuation methodologies. Fair values for credit default swaps are based on quoted market prices.

     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions. Beginning in 2007, the Company offers a guaranteed minimum accumulation benefit on some variable annuity plans. Sales have been minimal as of December 31, 2007.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. The net settlement is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions.

     The nature of these embedded derivative cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     SEPARATE ACCOUNT ASSETS:
     Separate account assets are carried at the fair value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. The carrying value and fair value of the annuity reserves approximated $27.1 billion and $25.9 billion, respectively, at December 31, 2007 and $28.5 billion and $27.7 billion, respectively, at December 31, 2006.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.0 billion at both December 31, 2007 and 2006.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $5.2 billion at both December 31, 2007 and 2006.

     FEDERAL HOME LOAN BANK FUNDING AGREEMENTS:
     Fair value of the FHLB funding agreements is based on future cash flows discounted at current interest rates. The fair value of the FHLB funding agreements approximated $1,415.2 million and $597.4 million at December 31, 2007 and 2006, respectively.

     BORROWINGS:
     Carrying value of the short-term borrowings from Parent of $32.0 million at December 31, 2007 is considered a reasonable estimate for fair value due to the short-term maturity. Carrying value of the FHLB short-term notes of $250.0 million at December 31, 2007 is considered a reasonable estimate for fair value due to the short-term maturity and monthly interest rate reset. Fair value of other borrowings is based on future cash flows discounted at current interest rates. Carrying value and fair value approximated $270.4 million and $311.3 million, respectively, at December 31, 2007, and $402.3 million and $461.5 million, respectively, at December 31, 2006.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The aggregate fair value approximated $28.0 billion and $20.9 billion at December 31, 2007 and 2006, respectively.

5.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, utility and government bonds, asset-backed securities and mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2007, classified by rating categories as assigned by nationally recognized statistical rating organizations ("NRSRO"), the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's affiliated investment advisor. At December 31, 2007, the carrying value of investments rated by the Company's affiliated investment advisor totaled $756.0 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                   PERCENT OF TOTAL
                                                   FIXED MATURITIES
INVESTMENT RATING                                  DECEMBER 31, 2007
                                                 ----------------------
AAA                                                              25.2%
AA                                                                9.8%
A                                                                26.4%
BBB                                                              33.7%
                                                 ----------------------
                                                 ----------------------
Investment grade                                                 95.1%
                                                 ----------------------
BB                                                                3.8%
B and below                                                       1.1%
                                                 ----------------------
Below investment grade                                            4.9%
                                                 ----------------------
Total fixed maturities                                          100.0%
                                                 ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were zero and $0.1 million, respectively, at December 31, 2007. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2007 were zero and $0.1 million, respectively, and for the 12 months preceding December 31, 2006 were $4.0 million and $4.1 million, respectively.

     The cost or amortized cost, gross unrealized gains and losses and fair value of available for sale fixed maturities and equities were as follows (in thousands):

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2007                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities                          $ 11,664             $ 376                $ -         $ 12,040
Foreign governments                                  1,339               343                  -            1,682
Public utilities                                 2,066,395            50,330             17,537        2,099,188
Corporate securities                            23,639,876           417,174            534,342       23,522,708
Asset-backed securities                         11,600,864           131,850            317,688       11,415,026
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                        $ 37,320,138         $ 600,073          $ 869,567     $ 37,050,644
                                            ===============   ===============   ================  ===============

Equities                                         $ 299,050          $ 17,260              $ 580        $ 315,730
                                            ===============   ===============   ================  ===============

                                               COST OR            GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2006                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
Fixed Maturities
U.S. Treasury securities                          $ 11,693               $ -              $ 281         $ 11,412
Foreign governments                                  1,341               314                  -            1,655
Public utilities                                 2,753,801            62,651             26,298        2,790,154
Corporate securities                            25,220,870           530,472            351,648       25,399,694
Asset-backed securities                         10,035,281           122,647            120,937       10,036,991
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total fixed maturities                        $ 38,022,986         $ 716,084          $ 499,164     $ 38,239,906
                                            ===============   ===============   ================  ===============

Equities                                         $ 107,750          $ 13,843                $ -        $ 121,593
                                            ===============   ===============   ================  ===============

     The amortized cost and fair value of fixed maturities at December 31, 2007, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                              Amortized
                                              Cost                Fair Value
                                            ---------------   ----------------
Due in 1 year or less                            $ 787,333          $ 791,467
Due after 1 year through 5 years                 9,510,533          9,677,164
Due after 5 years through 10 years              11,808,524         11,583,356
Due after 10 years through 20 years              2,486,502          2,479,043
Due after 20 years                               1,126,382          1,104,588
Asset-backed securities                         11,600,864         11,415,026
                                            ---------------   ----------------
Total                                         $ 37,320,138       $ 37,050,644
                                            ===============   ================


     U.S. Treasury securities with a carrying value of $4.0 million and $10.7 million at December 31, 2007 and 2006, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

     The fair value and the amount of gross unrealized losses included in accumulated other comprehensive income (loss) in stockholder's equity were as follows (in thousands):

--------------------------------------------------------------------------------------------------------------------------
                                         LESS THAN 12 MONTHS            12 MONTHS OR LONGER         TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                      GROSS                          GROSS                        GROSS
                                   UNREALIZED                     UNREALIZED                   UNREALIZED
DECEMBER 31, 2007                    LOSSES        FAIR VALUE       LOSSES       FAIR VALUE      LOSSES        FAIR VALUE
--------------------------------------------------------------------------------------------------------------------------
Public utilities                       $ 885        $ 226,092     $ 16,652       $ 666,783     $ 17,537         $ 892,875
Corporate securities                 225,670        5,771,382      308,672       7,277,319      534,342        13,048,701
Asset-backed securities              177,235        3,358,791      140,453       3,154,953      317,688         6,513,744
  Subtotal - fixed maturities        403,790        9,356,265      465,777      11,099,055      869,567        20,455,320
Equities                                 580           68,174            -               -          580            68,174
Total temporarily impaired
  securities                       $ 404,370      $ 9,424,439    $ 465,777     $11,099,055     $870,147      $ 20,523,494
-------------------------------==============-================-============-===============-============-=================


--------------------------------------------------------------------------------------------------------------------------
                                    LESS THAN 12 MONTHS            12 MONTHS OR LONGER         TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                   GROSS                          GROSS                        GROSS
                                UNREALIZED                     UNREALIZED                   UNREALIZED
DECEMBER 31, 2006                 LOSSES        FAIR VALUE       LOSSES       FAIR VALUE      LOSSES        FAIR VALUE
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury securities            $ 27          $ 3,063        $ 254         $ 7,280        $ 281          $ 10,343
Public utilities                   2,182          513,145       24,116         964,937       26,298         1,478,082
Corporate securities              48,919        3,869,151      302,729      10,212,760      351,648        14,081,911
Asset-backed securities            8,642        2,129,328      112,295       3,740,046      120,937         5,869,374
  Subtotal - fixed maturities     59,770        6,514,687      439,394      14,925,023      499,164        21,439,710
Equities                               -                -            -               -            -                 -
Total temporarily impaired
  securities                    $ 59,770      $ 6,514,687    $ 439,394     $14,925,023     $499,164      $ 21,439,710
-------------------------------==============-================-============-===============-============-=================

     The Company defines its exposure to subprime mortgages as investments in securities collateralized by residential mortgage loans in which the underlying borrowers have a FICO score of 659 or lower. The Company's amortized cost and fair value of mortgage-backed securities collateralized by subprime mortgages were $496.2 million and $473.1 million, respectively, at December 31, 2007. All investments in subprime related mortgage-backed securities are AAA rated by at least one NRSRO. The Company's amortized cost and fair value of mortgage-backed securities collateralized by Alt-A mortgages were $1,397.7 million and $1,314.1 million, respectively, at December 31, 2007. All investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO.

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value, expectations for the amount and timing of a recovery in fair value and the Company's intent and ability to hold a security to recovery in fair value. If it is determined that a decline in fair value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income (loss) in stockholder's equity. If the decline is considered to be other-than-temporary, a realized loss is recognized in the consolidated income statements.

     Generally, securities with fair values that are less than 80% of amortized cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic and micro-economic outlooks for specific industries and issuers. Assessing the duration of asset-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

     Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, the likelihood of recovering the carrying value based on the near term prospects of the issuer and the Company's ability and intent to hold the security until such a recovery may occur. Unrealized losses that are considered to be primarily the result of market conditions are usually determined to be temporary, e.g., minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery. To the extent factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on other than high quality asset-backed securities are other-than-temporary. In general, the Company considers an asset-backed security as other than high quality if it is not rated investment grade by at least one NRSRO. The Company regularly updates estimates of cash flows on impaired other than high quality asset-backed securities and, in accordance with EITF 99-20, if there has been an adverse change, an impairment charge is recorded in the consolidated income statement.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other-than-temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income (loss) may be recognized in the consolidated income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other-than-temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity and realize a loss.

     Based on ratings by nationally recognized statistical rating organizations, of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2007, 79.7% were investment grade, 6.5% were below investment grade and 13.8% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 22.2% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2007, the industries representing the larger unrealized losses included financial services (16.6% of fixed maturities gross unrealized losses) and energy (6.7%). The largest unrealized loss related to a single corporate obligor was $21.8 million at December 31, 2007.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2007 were as follows (in thousands):

Less than one year                                                  $ 948
One to five years                                                 108,441
Five to ten years                                                 323,328
More than ten years                                               119,162
Asset-backed securities                                           317,688
                                                       ------------------
Total gross unrealized losses                                   $ 869,567
                                                       ==================


     COMMERCIAL MORTGAGE LOANS
     Commercial mortgage loans are reported net of allowance for loan losses of $13.4 million and $13.1 million at December 31, 2007 and 2006, respectively. At December 31, 2007, mortgage loans were collateralized by properties located in 37 states. Jackson's mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans.

     SECURITIZATIONS
     In November 2003, Jackson executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, Jackson contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. The transaction was recorded as a sale; however, Jackson retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. Piedmont is a Qualified Special Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. Jackson's carrying value in securities issued by Piedmont totaled $546.2 million and $636.6 million at December 31, 2007 and 2006, respectively, and was included in asset-backed securities.

     OTHER INVESTED ASSETS
     Other invested assets primarily include investments in 1) limited partnerships, 2) derivative instruments with positive fair values and 3) real estate. Investments in limited partnerships have carrying values of $651.1 million and $479.9 million at December 31, 2007 and 2006, respectively. Real estate totaling $118.9 million and $109.0 million at December 31, 2007 and 2006, respectively, includes foreclosed properties with a book value of $10.9 million and $10.5 million at December 31, 2007 and 2006, respectively. Limited partnership income recognized by the Company was $177.9 million, $120.3 million and $162.6 million in 2007, 2006 and 2005, respectively.

     The fair value of free-standing derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps, spread cap options and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.

     A summary of the aggregate contractual or notional amounts and fair values of freestanding derivative instruments outstanding is as follows (in thousands):

------------------------------------------------------------------------------------------------------------------
                                                     DECEMBER 31, 2007
                                    OTHER INVESTED ASSETS         OTHER LIABILITIES
------------------------------------------------------------------------------------------------------------------
                               CONTRACTUAL/                         CONTRACTUAL/                             NET
                                NOTIONAL             FAIR             NOTIONAL             FAIR              FAIR
                                 AMOUNT              VALUE             AMOUNT              VALUE             VALUE
------------------------------------------------------------------------------------------------------------------
Cross-currency swaps          $ 1,198,115         $ 230,759               $ -               $ -         $ 230,759
Credit default swaps                6,000               287            40,000              (797)             (510)
Equity index call
  options                       1,038,700            93,984            22,718           (17,130)           76,854
Equity index put
  options                       7,250,000            97,973                 -                 -            97,973
Spread cap options             10,000,000           229,887                 -                 -           229,887
Put-swaptions                  51,000,000            53,160         2,000,000                (1)           53,159
Futures                                 -                 -           738,600           (10,125)          (10,125)
Total return swaps                450,000            11,349                 -                 -            11,349
Interest rate swaps             3,400,000            58,877         7,140,000          (285,551)         (226,674)
------------------------------------------------------------------------------------------------------------------
Total                        $ 74,342,815         $ 776,276       $ 9,941,318        $ (313,603)        $ 462,673
--------------------------================--================--================--================--================
--------------------------================--================--================--================--================


------------------------------------------------------------------------------------------------------------------
                                                     DECEMBER 31, 2006
                                OTHER INVESTED ASSETS         OTHER LIABILITIES
------------------------------------------------------------------------------------------------------------------
                           CONTRACTUAL/                        CONTRACTUAL/                             NET
                             NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                              AMOUNT             VALUE            AMOUNT             VALUE             VALUE
------------------------------------------------------------------------------------------------------------------
Cross-currency swaps          $ 1,051,577         $ 215,382          $ 50,000          $ (1,789)        $ 213,593
Credit default swaps                    -                 -            36,000               (59)              (59)
Equity index call
  options                       1,140,750           108,472            22,718            (5,446)          103,026
Equity index put
  options                       5,300,000            32,837                 -                 -            32,837
Put-swaptions                  26,500,000             9,559        23,000,000              (459)            9,100
Futures                                 -                 -           535,650            (1,238)           (1,238)
Total return swaps                450,000            24,632           127,000           (13,470)           11,162
Interest rate swaps             4,710,105           104,899         3,890,000          (156,495)          (51,596)
------------------------------------------------------------------------------------------------------------------
Total                        $ 39,152,432         $ 495,781      $ 27,661,368        $ (178,956)        $ 316,825
--------------------------================--================--================--================--================

     SECURITIES LENDING
     The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2007 and 2006, the estimated fair value of loaned securities was $215.2 million and $306.5 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $225.5 million and $235.9 million at December 31, 2007 and 2006, respectively, was invested by the agent bank and included in short-term investments of the Company. Securities lending payable is included in liabilities for cash collateral received. Other collateral received, generally in the form of securities, totaled zero and $89.2 million at December 31, 2007 and 2006, respectively. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

6.   INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category were as follows (in thousands):

------------------------------------------------------------------------------
                                          YEARS ENDED DECEMBER 31,
                                   2007              2006               2005
------------------------------------------------------------------------------
Fixed maturities               $2,320,597        $2,363,953        $2,340,984
Commercial mortgage loans         328,830           329,047           317,468
Limited partnerships              177,941           120,320           162,550
Other investment income           158,062           137,363            95,229
  Total investment income       2,985,430         2,950,683         2,916,231
Less investment expenses          (39,914)          (45,896)          (36,791)
------------------------------------------------------------------------------
  Net investment income        $2,945,516        $2,904,787        $2,879,440
--------------------------================--================---===============

     Risk management activity, including gains (losses) and change in fair value of derivative instruments and embedded derivatives, was as follows (in thousands):

-----------------------------------------------------------------------------------------
                                                   YEARS ENDED DECEMBER 31,
                                               2007              2006               2005
-----------------------------------------------------------------------------------------
Interest rate swaps                       $ (167,141)        $ 106,907         $ 160,250
Forwards                                           -                 -             6,891
Put-swaptions                                 33,710           (10,572)           (3,093)
Futures                                       14,382           (40,993)            4,086
Equity index call options                       (850)           33,460             4,548
Equity index put options                      31,439           (64,046)          (19,757)
Total return swaps                            (9,180)           10,486                 -
Spread cap options                           194,444                 -                 -
Fixed index annuity embedded derivatives     (27,623)         (154,696)          (20,247)
Credit default swaps                            (653)            1,447                 -
Variable annuity embedded derivatives        (32,070)           12,780            37,149
-----------------------------------------------------------------------------------------
  Risk management activity                  $ 36,458        $ (105,227)        $ 169,827
------------------------------------------===========--================---===============
------------------------------------------===========--================---===============

     Net realized gains (losses) on investments and capital assets were as follows (in thousands):

------------------------------------------------------------------------------
                                         YEARS ENDED DECEMBER 31,
                               2007              2006               2005
------------------------------------------------------------------------------
Sales of fixed maturities
  Gross gains                $ 128,634        $ 96,911             $ 85,648
  Gross losses                (163,380)       (113,800)             (53,395)
Sales of equities
  Gross gains                      261           7,796               25,243
  Gross losses                    (44)          (1,562)                (93)
Sales of real estate
  Gross gains                       -                -                  19
Sales of capital assets         4,350                -                   -
Impairment losses             (60,395)         (47,055)            (44,438)
  Total                     $ (90,574)       $ (57,710)           $ 12,984
---------------------------===============--================---===============

     Net realized gains (losses) on investments, net of amounts allocated to minority interest, totaled $(93.1) million, $(66.7) million and $12.0 million in 2007, 2006 and 2005, respectively.

7.   VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force. The value of acquired insurance in-force was fully amortized as of December 31, 2006.

     The amortization of acquired insurance was as follows (in thousands):

                                                  2006              2005
--------------------------------------------------------------------------------
Value of acquired insurance:
Balance, beginning of year                      $ 23,578          $ 45,768
Interest, at rates varying from 6.5% to 9.5%       1,108             3,258
Amortization                                     (24,686)          (25,448)
Balance, end of year                            $ -               $ 23,578
-----------------------------------------------================--===============

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit ("GMDB")), annuitization (guaranteed minimum income benefit ("GMIB")), at specified dates during the accumulation period (guaranteed minimum withdrawal benefit ("GMWB")) or at the end of a specified period (guaranteed minimum accumulation benefit ("GMAB")).


     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Changes in liabilities for minimum guarantees are included in increase in reserves, net of reinsurance in the consolidated income statement, with the exception of changes in embedded derivatives, which are included in risk management activity. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     At December 31, 2007 and 2006, the Company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

                                                                                                                          Average
DECEMBER 31, 2007                                                                                                         Period
                                                                                                        Weighted          until
                                                           Minimum       Account     Net Amount          Average         Expected
                                                           Return         Value        at Risk        Attained Age     Annuitization
------------------------------------------------------------------------------------------------------------------------------------
Return of net deposits plus a minimum return
       GMDB                                                0% - 5%     $ 22,618.6    $ 1,234.5         63.6 years
       GMIB                                                0% - 6%      $ 2,650.7       $ 87.2                             6.7 years
       GMWB - Premium only                                              $ 5,646.3       $ 12.5
       GMWB - For life                                     0% - 5%      $ 1,032.9       $ 1.2
       GMAB - Premium only                                                 $ 19.1       $ 0.1
Highest specified anniversary account value minus
     withdrawals post-anniversary
       GMDB                                                             $ 4,791.8   $ 129.7  8         62.0 years
       GMWB - Highest anniversary only                                  $ 3,164.6    $ 65.7  6
       GMWB - For life                                                  $ 1,690.1   $ 37.5  .1
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
       GMDB                                                0% - 5%      $ 2,310.0    $ 48.4  0         64.1 years
       GMWB - For life                                     0% - 5%      $ 3,348.7       $ 81.7


                                                                                                                          Average
DECEMBER 31, 2006                                                                                                         Period
                                                                                                        Weighted           until
                                                           Minimum       Account     Net Amount          Average         Expected
                                                           Return         Value        at Risk        Attained Age     Annuitization
------------------------------------------------------------------------------------------------------------------------------------
Return of net deposits plus a minimum return
       GMDB                                                0% - 5%     $ 17,035.7    $ 1,218.4        63.3 years
       GMIB                                                0% - 6%      $ 2,521.8       $ 21.4                             7.4 years
       GMWB - Premium only                                              $ 4,927.9        $ 0.3
       GMWB - For life                                     0% - 5%        $ 996.7        $ 0.1
Highest specified anniversary account value minus
     withdrawals post-anniversary
       GMDB                                                             $ 3,265.8       $ 44.9         61.6 years
       GMWB - Highest anniversary only                                  $ 1,853.6        $ 1.2
       GMWB - For life                                                    $ 543.3        $ 0.2
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary
       GMDB                                                0% - 5%      $ 1,785.7        $ 4.8         63.8 years
       GMWB - For life                                     0% - 5%        $ 961.8        $ 0.3

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

-------------------------------------------------------------------------
                                                    DECEMBER 31,
-------------------------------------------------------------------------
-------------------------------------------------------------------------
FUND TYPE:                                       2007           2006
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Equity                                         $ 24,744.1     $ 18,937.5
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Bond                                              1,881.2        1,508.1
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Balanced                                          2,445.5        1,373.4
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Money market                                        651.2          269.1
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Total                                          $ 29,722.0     $ 22,088.1
---------------------------------------------=============--=============
---------------------------------------------=============--=============

     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):

                                                2007       2006         2005
                                           ----------- ---------- ------------
Balance at January 1                           $ 56.6     $ 37.0       $ 42.0
Incurred guaranteed benefits                     86.7       43.6         21.2
Paid guaranteed benefits                        (25.3)     (24.0)       (26.2)
                                           ----------- ---------- ------------
Balance at December 31                        $ 118.0     $ 56.6       $ 37.0
                                           =========== ========== ============
Balance at December 31, net of reinsurance      $ 4.6      $ 1.9        $ 0.8
                                           =========== ========== ============

     The GMDB liability is determined at each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. In 2007, the Company lowered lapse rate assumptions for policies with deep in-the-money GMDB benefits.

     The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2007 and 2006 (except where noted):

     1)   Use of a series of deterministic investment performance scenarios.
     2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
     3)   Mortality equal to 80.0% of the Annuity 2000 table.
     4) Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.5% to 50.0%, with an average of 6.0% during the surrender charge period and 11.0% thereafter at December 31, 2007 and from 2.0% to 50.0%, with an average of 7.0% during the surrender charge period and 13.0% thereafter at December 31, 2006.
     5)   Discount rate of 8.4%.

     Most GMWB reserves are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity. As the nature of the cash flows used to derive the fair value of these reserves may be quite varied, the fair value is calculated as the average of the results from 1,000 stochastic scenarios. These scenarios incorporate assumptions regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process. The negative GMWB reserve at December 31, 2007 and 2006 totaled $10.4 million and $56.0 million, respectively, and is included in other assets. GMAB benefits are offered on some variable annuity plans starting in 2007 and issues are minimal as of December 31, 2007.

8.   CERTAIN  NONTRADITIONAL   LONG-DURATION   CONTRACTS  AND  VARIABLE  ANNUITY
     GUARANTEES (CONTINUED)

     Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for these lifetime benefits are calculated as required by SOP 03-1. At December 31, 2007 and 2006, these SOP 03-1 reserves totaled $4.8 million and $4.6 million, respectively.

     The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the direct GMIB liability at December 31, 2007 and 2006, are consistent with those used for calculating the GMDB liability. These GMIB SOP 03-1 reserves are minimal at December 31, 2007 and 2006.

     OTHER LIABILITIES - INSURANCE AND ANNUITIZATION BENEFITS
     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life ("ISWL") plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. The total liability for this block is the low tier funding using the lower credited rate associated with surrenders, plus the SOP 03-1 annuitization reserve.

     Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:

-------------------------------------------------------------------------------------------------------------------
                                 DECEMBER 31, 2007                            DECEMBER 31, 2006
-------------------------------------------------------------------------------------------------------------------
Benefit Type                  Liability      Net Amount    Weighted        Liability     Net Amount      Weighted
                            (in millions)      at Risk     Average        (in millions)   at Risk         Average
                                           (in millions)*  Attained Age                 (in millions)*  Attained Age
-------------------------------------------------------------------------------------------------------------------
UL insurance benefit           $ 50.7        $ 5,332.3     54.4 years        $ 56.9       $ 4,992.5      54.5 years
Two-tier annuitization         $ 6.5          $ 34.6       61.5 years        $ 6.8        $ 36.5         60.7 years
ISWL account balance
adjustment                     $ 46.9           n/a          n/a             $ 39.7         n/a            n/a
-------------------------------------------------------------------------------------------------------------------

     * Net amount at risk ("NAR") for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero projected excess benefits.

     The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2007 and 2006:

     1)   Use of a series of deterministic premium persistency scenarios.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3) Discount rates equal to the credited interest rates, approximately 4% to 5% projected.

     The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2007 and 2006:

     1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.
     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.
     3) Discount rates are equal to credited interest rates, approximately 3% to 4%.

9.   BORROWINGS

     The aggregate carrying value and fair value of borrowings at December 31, 2007 and 2006 were as follows (in thousands):

---------------------------------------------------------------------------------------------------
                                                         DECEMBER 31,
                                               2007                              2006
---------------------------------------------------------------------------------------------------
                                     CARRYING                          CARRYING
                                       VALUE        FAIR VALUE          VALUE        FAIR VALUE
---------------------------------------------------------------------------------------------------
Surplus notes                           $ 249,280      $ 290,163         $ 249,265       $ 308,550
Tuscany notes                                   -              -           114,381         114,381
Mortgage loans                             17,416         17,416            34,866          34,866
VIE equity classes                          3,750          3,750             3,750           3,750
FHLB short-term notes                     250,000        250,000                 -               -
Short-term borrowings from Parent          32,020         32,020                 -               -
---------------------------------------------------------------------------------------------------
Total                                   $ 552,466      $ 593,349         $ 402,262       $ 461,547
-----------------------------------==============================---===============================
-----------------------------------==============================---===============================

Long-term borrowings                    $ 270,446      $ 311,329         $ 287,881       $ 347,166
Short-term borrowings                     250,000        250,000           114,381         114,381
Short-term borrowings from Parent          32,020         32,020                 -               -
---------------------------------------------------------------------------------------------------
Total                                   $ 552,466      $ 593,349         $ 402,262       $ 461,547
-----------------------------------==============================---===============================

Due in 2008                             $ 299,436      $ 299,436
Due after 5 years                         253,030        293,913
---------------------------------------------------------------------------------------------------
Total                                   $ 552,466      $ 593,349
-----------------------------------==============================----------------------------------

     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250.0 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, for statutory reporting purposes, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in each of 2007, 2006 and 2005.

     TUSCANY NOTES
     On December 19, 2001, Tuscany CDO, Limited ("Tuscany"), a VIE in which Jackson was the primary beneficiary, issued $900.0 million of senior and subordinated notes. At issuance, the most senior notes, initially totaling $450.0 million, due February 25, 2010 were sold to unrelated parties with the remaining senior and subordinated notes retained by the Company. The most senior notes were paid in full by August 2006. In 2003, the second most senior notes, initially totaling $129.0 million, due February 25, 2015 were sold to unrelated parties. The remaining outstanding notes were paid in full by February 2007 and Tuscany was liquidated and dissolved. The most senior notes bore interest at LIBOR plus .38% and the second most senior notes bore interest at LIBOR plus .47% (collectively, "Tuscany Notes"). At December 31, 2006, the weighted average rate on the Tuscany Notes was 5.93%. Interest paid totaled $3.5 million, $11.0 million and $6.8 million in 2007, 2006 and 2005, respectively.

     MORTGAGE LOANS
     At December 31, 2007 and 2006, certain consolidated real estate VIEs, have outstanding mortgage loans at a weighted average interest rate of 6.77% and 6.53%, respectively, with maturities through 2008 and 2016, respectively. Interest paid totaled $1.2 million, $2.8 million and $273 thousand in 2007, 2006 and 2005, respectively.

     VIE EQUITY CLASSES
     Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt maturing in November 2013. Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrued interest at a weighted average interest rate of 6.99% and 7.12% at December 31, 2007 and 2006, respectively. Interest paid on the notes in 2007, 2006 and 2005 totaled $384 thousand, $20.0 million and $664 thousand, respectively.

     FHLB SHORT-TERM NOTES
     On December 15, 2007, Jackson entered into a short-term note program with the FHLB. The FHLB short-term notes mature on March 11, 2008. Interest rates reset monthly and are based on the FHLB Cost of Funds Index plus 19 basis points (4.45% per annum at December 31, 2007). Jackson paid $92 thousand of interest on these notes during 2007.

     SHORT-TERM BORROWINGS FROM PARENT
     On December 21, 2007, Jackson entered into an unsecured cash advance facility with Prudential. The $32 million advance is due December 26, 2008 or earlier upon demand. Interest, at 4.4% per annum, is due on the repayment date.

10.  REVERSE REPURCHASE AGREEMENTS

     During 2007 and 2006, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $14.2 million and $33.9 million during 2007 and 2006, respectively, at weighted average interest rates of 5.05% and 4.53%, respectively. There was no outstanding balance as of December 31, 2007 or 2006. Interest paid totaled $0.7 million, $1.5 million and $0.4 million in 2007, 2006 and 2005, respectively. The highest level of short-term borrowings at any month end was $100.0 million in 2007 and $230.0 million in 2006.

11.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $2.0 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     In connection with the purchase of Life of Georgia, Jackson acquired certain lines of business that were wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

     With the approval of the Michigan Commissioner of Insurance, Jackson cedes the guaranteed minimum death benefit coverage associated with certain variable annuities issued prior to 2002 to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential.

     The effect of reinsurance on premiums was as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                           2007              2006              2005
------------------------------------------------------------------------------------------------------------
Direct premiums:
Life                                                    $ 328,787         $ 345,020         $ 347,831
Accident and health                                        20,211            22,018            14,855
Plus reinsurance assumed:
Life                                                       21,834            23,444            12,629
Accident and health                                         1,744             2,101             1,232
Less reinsurance ceded:
Life                                                     (131,537)         (137,715)         (134,258)
Accident and health                                       (21,955)          (24,119)          (16,087)
Guaranteed annuity benefits                               (28,784)          (34,548)          (27,141)
------------------------------------------------------------------------------------------------------------
Total net premiums                                       $ 190,300         $ 196,201         $ 199,061
--------------------------------------------------------================--================--================

     Premiums ceded for guaranteed annuity benefits included $17.2 million, $24.5 million and $19.4 million premiums ceded to PARC during 2007, 2006 and 2005, respectively.

     Components of the reinsurance recoverable asset were as follows (in thousands):

--------------------------------------------------------------------------------------------
                                                                       DECEMBER 31,
                                                                 2007              2006
--------------------------------------------------------------------------------------------
Reserves:
Life                                                          $ 785,467         $ 735,904
Accident and health                                              27,231            32,560
Guaranteed annuity benefits                                     140,473            70,675
Claims liability                                                 57,205            37,997
Other                                                            13,865             9,831
--------------------------------------------------------------------------------------------
Total                                                        $1,024,241         $ 886,967
--------------------------------------------------------================--================--

     Reserves reinsured through Brooke Life were $54.9 million and $56.8 million at December 31, 2007 and 2006, respectively. Reserves reinsured through PARC were $113.3 million and $54.7 million at December 31, 2007 and 2006, respectively.

12.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes were as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                      YEARS ENDED DECEMBER 31,
                                                             2007              2006              2005
------------------------------------------------------------------------------------------------------------
Current tax expense                                           $ 202,037         $ 240,858         $ 174,180
Deferred tax expense                                             50,254            22,558           141,115
------------------------------------------------------------------------------------------------------------
Federal income tax expense                                    $ 252,291         $ 263,416         $ 315,295
--------------------------------------------------------================--================--================

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2007, 2006 and 2005 were as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                       YEARS ENDED DECEMBER 31,
                                                             2007              2006              2005
------------------------------------------------------------------------------------------------------------
Income taxes at statutory rate                                $ 305,050         $ 278,612         $ 318,279
Dividends received deduction                                    (48,896)          (15,156)           (3,437)
Other                                                            (3,863)              (40)              453
------------------------------------------------------------------------------------------------------------
Provision for federal income taxes                            $ 252,291         $ 263,416         $ 315,295
--------------------------------------------------------================--================--================
Effective tax rate                                                28.9%             33.1%             34.7%
--------------------------------------------------------================--================--================

     Federal income taxes paid were $126.0 million, $214.0 million and $165.1 million in 2007, 2006 and 2005, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

------------------------------------------------------------------------------------------------------------
                                                                                         December 31,
                                                                                   2007              2006
------------------------------------------------------------------------------------------------------------
GROSS DEFERRED TAX ASSET
Difference between financial reporting and the tax basis of:
  Policy reserves and other insurance items                                     $ 917,329         $ 860,143
  Investments                                                                     117,960           138,758
  Deferred compensation                                                            67,737            56,866
  Net unrealized losses on available for sale securities                           88,501                 -
  Other, net                                                                      100,599            48,543
------------------------------------------------------------------------------------------------------------
Total gross deferred tax asset                                                  1,292,126         1,104,310
------------------------------------------------------------------------------------------------------------

GROSS DEFERRED TAX LIABILITY
Difference between financial reporting and the tax basis of:
  Deferred acquisition costs and sales inducements                             (1,152,693)         (976,968)
  Other assets                                                                    (50,607)           (3,354)
  Net unrealized gains on available for sale securities                                 -           (80,579)
  Other, net                                                                      (13,217)          (27,249)
------------------------------------------------------------------------------------------------------------
Total gross deferred tax liability                                             (1,216,517)       (1,088,150)
------------------------------------------------------------------------------------------------------------

Net deferred tax asset                                                     $      75,609     $      16,160
--------------------------------------------------------------------------================--================

     Management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize the gross deferred tax asset.

     At December 31, 2007, the Company had no federal tax capital loss carryforwards available for future use.

     In August, 2007, the IRS issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS' intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied. As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. During 2007 and 2006, the Company recognized an income tax benefit of $48.9 million and $15.2 million, respectively, related to the separate account DRD.

13.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2007 and 2006, Jackson had recorded accruals totaling $35.0 million and $11.0 million, respectively. Additionally, in connection with the purchase of Life of Georgia, Jackson assumed a $9.4 million liability related to a class action lawsuit. This liability has been fully indemnified by ING Groep, N.V. ("ING") and an indemnification receivable equal to the liability has been included in other assets. The liability and indemnification receivable are reduced as payments are made by ING and totaled $2.0 million and $9.4 million at December 31, 2007 and 2006, respectively.

     The Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $281.4 million at December 31, 2007. Unfunded fixed-rate commercial mortgage loan commitments and available lines of credit totaled $206.8 million and $18.6 million, respectively, at December 31, 2007.

     The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates, lease abatements and other incentives and, as a result, at December 31, 2007, Jackson recorded a liability of $9.9 million for future lease payments. Lease expense was $17.1 million, $23.0 million and $28.5 million in 2007, 2006 and 2005, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

     2008                    $ 8,043
     2009                      6,648
     2010                      5,935
     2011                      6,100
     2012                      6,155
     Thereafter               31,126
                      ---------------
     Total                   $ 64,007
                      ===============

     Jackson subleased office space under several operating leases that expire at various dates through 2008. Total future lease income to be received on the subleased property is $0.8 million. Lease income for the subleased property totaled $0.7 million per year in 2007, 2006 and 2005.

14.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net income less realized gains or 10% of the Company's statutory surplus for the prior year. In 2008, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $490.0 million.

     The  Company  received  capital  contributions  from  its  parent  of $30.6 million, $49.7 million and $292.3 million in 2007, 2006 and 2005, respectively. The capital contributions included $30.6 million, $29.1 million and $31.6 million in 2007, 2006 and 2005, respectively, from Brooke Life's forgiveness of an intercompany tax liability. Contributions received in 2006 also included the transfer of $6.9 million in net assets of an affiliate. Contributions received in 2005 also included common stock of $260.7 million in Life of Georgia. Dividend payments were $246.0 million, $209.1 million and $410.8 million in 2007, 2006 and 2005, respectively. Dividends paid in 2005 include $260.8 million paid to Brooke Life to fund the purchase of Life of Georgia.

     Statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.0 billion and $3.7 billion at December 31, 2007 and 2006, respectively. Statutory net income of the Company, as reported in its Annual Statement, was $490.0 million, $412.3 million and $565.1 million in 2007, 2006 and 2005, respectively. Statutory net income included pre-acquisition Life of Georgia net income of $112.1 million in 2005, in accordance with statutory guidelines.

15.  OTHER RELATED PARTY TRANSACTIONS

     The  Company's  investment  portfolio  is  managed  by  PPM  America,  Inc.
     ("PPMA"), a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $34.1 million, $35.9 million and $35.6 million to PPM for investment advisory services during 2007, 2006 and 2005, respectively.

     Jackson has entered into shared  services  administrative  agreements  with affiliates National Planning Holdings, Inc. and PPMA. Under the shared services administrative agreements, Jackson charged $5.0 million, $5.2 million and $5.0 million of certain management and corporate services expenses to affiliates in 2007, 2006 and 2005, respectively.

     Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures on September 9, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2007 or 2006. The highest outstanding loan balance during 2007 and 2006 was $26.0 million and $11.5 million, respectively. Interest and commitment fees totaled $524 thousand, $175 thousand and $306 thousand during 2007, 2006 and 2005, respectively.

16.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible to participate in the Company's contribution, an employee must have attained the age of 21, have completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches up to 6 percent of a participant's elective contribution to the plan during the year. The Company's expense related to this plan was $12.3 million, $8.9 million and $7.2 million in 2007, 2006 and 2005, respectively.

     The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2007 and 2006, the liability for such plans totaled $194.0 million and $162.4 million, respectively and is included in other liabilities. Jackson invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans, including a match of elective deferrals for the agents' deferred compensation plan, was $18.4 million, $21.5 million and $18.6 million in 2007, 2006 and 2005, respectively. Investment income on the mutual funds totaled $15.0 million, $18.3 million and $9.7 million in 2007, 2006 and 2005, respectively.

             Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Jackson National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2007 and 2006, and the related consolidated income statements and the consolidated statements of stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2007 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois
March 5, 2008

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                    DECEMBER 31,
ASSETS                                                                                      2007                   2006
--------------------------------------------------------------------------------------------------------------------------------
  Investments:
    Cash and short-term investments                                                      $ 642,600              $ 946,386
    Securities available for sale, at fair value:
      Fixed maturities (amortized cost: 2007, $37,320,138; 2006, $38,022,986)           37,050,644             38,239,906
      Equities (cost: 2007, $299,050; 2006, $107,750)                                      315,730                121,593
    Trading securities, at fair value                                                      622,470                549,300
    Commercial mortgage loans                                                            5,475,604              5,290,788
    Policy loans                                                                           829,493                815,725
    Other invested assets                                                                1,617,957              1,168,929
--------------------------------------------------------------------------------------------------------------------------------
Total investments                                                                       46,554,498             47,132,627
--------------------------------------------------------------------------------------------------------------------------------

    Accrued investment income                                                              455,208                533,887
    Deferred acquisition costs                                                           3,438,686              3,065,327
    Deferred sales inducements                                                             359,857                297,051
    Reinsurance recoverable                                                              1,024,241                886,967
    Income taxes receivable from Parent                                                      7,459                 53,799
    Deferred income taxes                                                                   75,609                 16,160
    Other assets                                                                           189,117                220,016
    Separate account assets                                                             29,912,139             22,243,997
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                          $ 82,016,814           $ 74,449,831
-------------------------------------------------------------------------------------====================---====================

LIABILITIES AND STOCKHOLDER'S EQUITY
  LIABILITIES
    Policy reserves and liabilities:
      Reserves for future policy benefits and claims payable                           $ 2,505,096            $ 2,485,338
      Deposits on investment contracts                                                  33,323,783             34,634,715
      Guaranteed investment contracts                                                    1,950,925              1,995,013
    Trust instruments supported by funding agreements                                    5,189,453              5,204,275
    Federal Home Loan Bank funding agreements                                            1,403,203                601,397
    Short-term borrowings from Parent                                                       32,020                      -
    Short-term borrowings                                                                  250,000                114,381
    Long-term borrowings                                                                   270,446                287,881
    Securities lending payable                                                             225,516                235,888
    Other liabilities                                                                    1,525,170              1,402,440
    Separate account liabilities                                                        29,912,139             22,243,997
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       76,587,751             69,205,325
--------------------------------------------------------------------------------------------------------------------------------
Minority interest                                                                          131,210                148,495
--------------------------------------------------------------------------------------------------------------------------------

STOCKHOLDER'S EQUITY
    Common stock, $1.15 par value; authorized 50,000 shares;
      issued and outstanding 12,000 shares                                                  13,800                 13,800
    Additional paid-in capital                                                           2,934,881              2,904,276
    Accumulated other comprehensive income (loss), net of
      tax of $(49,127) in 2007 and $59,665 in 2006                                        (91,235)               110,807
    Retained earnings                                                                    2,440,407              2,067,128
--------------------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                               5,297,853              5,096,011
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                            $ 82,016,814           $ 74,449,831
-------------------------------------------------------------------------------------====================---====================

CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                               YEARS ENDED DECEMBER 31,
                                                                      2007              2006               2005
---------------------------------------------------------------------------------------------------------------
REVENUES
  Premiums                                                         $ 190,300         $ 196,201         $ 199,061
  Net investment income                                            2,945,516         2,904,787         2,879,440
  Net realized gains (losses) on investments and capital assets     (90,574)          (57,710)           12,984
  Risk management activity                                            36,458          (105,227)          169,827
  Fee income                                                       1,000,661           711,584           509,376
  Other income                                                        27,783            62,532            38,815
    Total revenues                                                 4,110,144         3,712,167         3,809,503
BENEFITS AND EXPENSES
  Death and other policy benefits                                    488,280           490,527           428,162
  Interest credited on deposit liabilities                         1,409,771         1,450,048         1,434,807
  Interest expense on trust instruments supported
    by funding agreements                                            278,604           269,577           217,917
  Interest expense on Federal Home Loan Bank advances, notes
    and reverse repurchase agreements                                 66,647            52,817            50,249
  Increase (decrease) in reserves, net of reinsurance                (29,437)          (37,266)           19,466
  Commissions                                                        796,876           663,176           537,303
  General and administrative expenses                                468,582           387,011           341,793
  Deferral of policy acquisition costs                              (777,230)         (675,098)         (556,564)
  Deferral of sales inducements                                     (140,722)         (101,525)          (92,381)
  Amortization of acquisition costs:
    Attributable to operations                                       552,626           318,443           364,907
    Attributable to risk management activity                          17,182            (3,302)           64,962
    Attributable to net realized gains (losses) on investments       (23,142)          (10,501)            2,671
  Amortization of deferred sales inducements:
    Attributable to operations                                        95,102           109,043            55,639
    Attributable to risk management activity                          15,979           (35,058)            7,632
    Attributable to net realized gains (losses) on investments        (2,940)           (2,576)              459
  Amortization of acquired insurance                                     -            23,578            22,190
    Total benefits and expenses                                    3,216,178         2,898,894         2,899,212
    Pretax income before minority interest                           893,966           813,273           910,291
  Minority interest                                                  (22,396)          (17,236)             (922)
    Pretax income                                                    871,570           796,037           909,369
  Federal income tax expense                                         252,291           263,416           315,295
    Income before extraordinary gain                                 619,279           532,621           594,074
  Extraordinary gain, net of tax benefit of $908                          -             8,944                 -
NET INCOME                                                         $ 619,279         $ 541,565         $ 594,074
-------------------------------------------------------------------=============---===============---===============

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                   YEARS ENDED DECEMBER 31,
                                                         2007                    2006                   2005
--------------------------------------------------------------------------------------------------------------
COMMON STOCK, BEGINNING AND END OF YEAR                $ 13,800               $ 13,800               $ 13,800
ADDITIONAL PAID-IN-CAPITAL
Beginning of year                                     2,904,276              2,854,533              2,562,214
  Capital contributions                                  30,605                 49,743                292,319
End of year                                           2,934,881              2,904,276              2,854,533


ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                       110,807                263,203                745,430
  Net unrealized investment losses, net of
    reclassification adjustment and net of tax         (202,042)              (152,396)              (482,227)
End of year                                             (91,235)               110,807                263,203

RETAINED EARNINGS
Beginning of year                                     2,067,128              1,734,621              1,551,347
  Net income                                            619,279                541,565                594,074
  Dividends paid to stockholder                        (246,000)              (209,058)              (410,800)
End of year                                           2,440,407              2,067,128              1,734,621
--------------------------------------------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                          $ 5,297,853            $ 5,096,011            $ 4,866,157
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                            YEARS ENDED DECEMBER 31,
                                                              2007                    2006                   2005
-------------------------------------------------------------------------------------------------------------------------
Net income                                                  $ 619,279              $ 541,565              $ 594,074
Net unrealized holding losses arising during
  the period, net of tax of $(102,737) in 2007; $(86,061)
  in 2006 and $(243,143) in 2005                            (190,798)              (159,828)              (451,661)
Reclassification adjustment for losses (gains) included in
  net income, net of tax of $(6,055) in 2007; $4,001
  in 2006 and $(16,459) in 2005                              (11,244)                 7,432                (30,566)
-------------------------------------------------------------------------------------------------------------------------
COMPREHENSIVE INCOME                                        $ 417,237              $ 389,169              $ 111,847
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)
----------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                   YEARS ENDED DECEMBER 31,
                                                                        2007                  2006                 2005
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                          $ 619,279             $ 541,565          $ 594,074
  Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
      Net realized (gains) losses on investments                         90,574                57,710            (12,984)
      Unrealized (gains) losses on trading portfolio                      6,496               (10,937)              (565)
      Risk management activity                                          (36,458)              105,227           (169,827)
      Interest credited on deposit liabilities                        1,409,771             1,450,048          1,434,807
      Interest expense on trust instruments supported
        by funding agreements                                           278,604               269,577            217,917
      Interest expense on Federal Home Loan Bank funding
        agreements                                                       50,178                18,147                209
      Mortality, expense and surrender charges                         (298,384)             (282,931)          (245,877)
      Amortization of discount and premium on investments                65,787                76,919            (72,853)
      Deferred income tax provision                                      50,254                22,558            141,115
      Change in (net of effects of contribution of subsidiary in 2006):
        Accrued investment income                                        78,679                19,233             (7,630)
        Deferred sales inducements and acquisition costs               (263,145)             (401,934)          (154,653)
        Trading portfolio activity, net                                 (91,761)              (25,082)           (13,522)
        Value of acquired insurance                                           -                23,578             22,190
        Income taxes receivable from Parent                              46,340                (3,166)           (22,523)
        Other assets and liabilities, net                              (147,951)               50,624            348,543
-------------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                             1,858,263             1,911,136          2,058,421
-------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Sales of fixed maturities and equities available for sale           4,810,384             5,384,731          2,889,975
  Principal repayments, maturities, calls and redemptions:
    Fixed maturities available for sale                               3,074,597             2,593,502          2,956,801
    Commercial mortgage loans                                           845,333               770,151            914,758
  Purchases of:
    Fixed maturities and equities available for sale                 (7,542,552)           (6,300,678)        (6,676,587)
    Commercial mortgage loans                                        (1,031,580)           (1,067,685)        (1,278,434)
  Other investing activities                                           (143,207)             (543,162)          (419,823)
-------------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                      12,975               836,859         (1,613,310)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                         13,262,218            11,232,706          9,355,451
    Withdrawals                                                      (8,425,907)           (8,095,806)        (6,598,525)
  Net transfers to separate accounts                                 (6,915,504)           (5,363,753)        (3,564,891)
  Proceeds from borrowings                                              250,000                     -                  -
  Payments on borrowings                                               (131,831)             (119,543)            (3,747)
  Proceeds from short-term borrowings from Parent                        32,000                     -                  -
  Payment of cash dividends to Parent                                  (246,000)             (209,058)          (410,800)
  Capital contribution                                                        -                24,150             86,670
-------------------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                (2,175,024)           (2,531,304)        (1,135,842)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS             (303,786)              216,691           (690,731)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                      946,386               729,695          1,420,426
-------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                  $ 642,600             $ 946,386          $ 729,695
--------------------------------------------------------------------============----==================---==================
--------------------------------------------------------------------============----==================---==================

          See accompanying notes to consolidated financial statements.

PART C.       OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

        (a) Financial Statements:

                  (1) Financial statements and schedules included in Part A:

                             Not Applicable

                  (2) Financial statements and schedules included in Part B:

                      Jackson National Separate Account V:

                             Report of Independent Registered Public Accounting
                               Firm
                             Statements of Assets and Liabilities as of
                               December 31, 2007
                             Statements of Operations for the period ended
                               December 31, 2007
                             Statement of Changes in Net Assets for the periods
                               ended December 31, 2007 and 2006
                             Notes to Financial Statements

                      Jackson National Life Insurance Company:

                             Report of Independent Registered Public Accounting
                               Firm
                             Consolidated Balance Sheets as of December 31,
                               2007 and 2006
                             Consolidated Income Statements for the years ended
                               December 31, 2007, 2006, and 2005
                             Consolidated Statements of Stockholder's Equity and
                               Comprehensive Income for the years ended
                               December 31, 2007, 2006, and 2005
                             Consolidated Statements of Cash Flows for the years
                               ended December 31, 2007, 2006, and 2005
                             Notes to Consolidated Financial Statements

Item 24.(b)        Exhibits

Exhibit      Description
No.

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Registration Statement filed on January 15, 1999 (File Nos. 333-70697 and 811-09119).

2.   Not Applicable

3.

a. General Distributor Agreement, incorporated by reference to Registrant's Pre-Effective Amendment Number 1 filed on August 13, 1999 (File Nos. 333-70697 and 811-09119).

b. Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

4.

a. Form of the Perspective Advantage Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Registration Statement filed on January 15, 1999 (File Nos. 333-70697 and 811-09119).

b. Form of the Perspective Advantage Fixed and Variable Annuity Contract (Unisex Tables), incorporated by reference to the Registrant's Registration Statement filed on January 15, 1999 (File Nos. 333-70697 and 811-09119).

c. Form of Spousal Continuation Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on April 29, 2002 (File Nos. 333-70697 and 811-09119).

d. Form of Preselected Death Benefit Option Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on April 29, 2002 (File Nos. 333-70697 and 811-09119).

e.   Specimen  of  Charitable  Remainder  Trust  Endorsement,   incorporated  by
     reference to Registrant's Pre-Effective Amendment No. 1 filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

f. Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

g.   Specimen  of the 6%  Guaranteed  Minimum  Withdrawal  Benefit  With  Annual
     Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

h. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

i. Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

j. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

k. Specimen of the 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post- Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

l.   Specimen  of the  7%  Guaranteed  Minimum  Withdrawal  Benefit  With 5 Year
     Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

m. Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

n. Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

o. Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

p. Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

q. Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

r. For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

s. Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

t. Specimen of the For Life GMWB With bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

u. Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

v. Specimen of the Joint For Life GMWB with Bonus, guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement, incorporated by reference to the Registrant's Post-effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

w. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto.

x. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto.

y. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached hereto.

5.

a. Form of the Perspective Advantage Fixed and Variable Annuity Application, incorporated by reference to Registrant's Pre-Effective Amendment Number 1 filed on August 13, 1999 (File Nos. 333-70697 and 811-09119).

b. Form of the Perspective Advantage Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 3 filed on October 10, 2001 (File Nos. 333-70697 and 811-09119).

c. Form of the Perspective Advantage Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post- Effective Amendment No. 13, filed on April 26, 2007 (File Nos. 333-70697 and 811-09119).

d. Form of the Perspective Advantage Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post- Effective Amendment No. 16, filed on November 29, 2007 (File Nos. 333-70697 and 811-09119).

e. Form of the Perspective Advantage Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post- Effective Amendment No. 17, filed on March 26, 2008 (File Nos. 333-70697 and 811-09119).

f. Form of the Perspective Advantage Fixed and Variable Annuity Application, attached hereto.

6.

a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Registration Statement filed on January 15, 1999 (File Nos. 333-70697 and 811-09119).

b. By-laws of Depositor, incorporated by reference to the Registrant's Registration Statement filed on January 15, 1999 (File Nos. 333-70697 and 811-09119).

7. Specimen of Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on December 15, 2003 (File Nos. 333-70697 and 811-09119).

8.   Not Applicable

9.   Opinion and Consent of Counsel, attached hereto.

10.  Consent of Independent Registered Public Accounting Firm, attached hereto.

11.  Not Applicable

12.  Not Applicable

Item 25.       Directors and Officers of the Depositor


Name and Principal Business Address     Positions and Offices with Depositor

Richard D. Ash                          Vice President -
1 Corporate Way                         Actuary & Appointed Actuary
Lansing, MI 48951

John B. Banez                           Vice President
1 Corporate Way
Lansing, MI 48951

Maureen Bernacchi                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

James P. Binder                         Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

Steve Binioris                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michele Binkley                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Barrett Bonemer                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Pamela L. Bottles                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

John H. Brown                           Vice President
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                       Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                          Vice President
1 Corporate Way
Lansing, MI 48951

Michael Costello                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

James B. Croom                          Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett                       Assistant Vice President & Illustration
7601 Technology Way                     Officer
Denver, CO 80237

Robert H. Dearman                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Lisa C. Drake                           Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                     Vice President
1 Corporate Way
Lansing, MI 48951

Charles F. Field                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Terence M. Finan                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dana Malesky Flegler                    Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                        Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                       Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                        Vice President & Assistant Secretary
1 Corporate Way
Lansing, MI 48951

John A. Gorgenson                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Robert W. Hajdu                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Cliff S. Hale, M.D.                     Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert L. Hill                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                       Executive Vice President, Chief
1 Corporate Way                         Financial Officer & Director
Lansing, MI 48951

H. Dean Hosfield                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Stephen A. Hrapkiewicz, Jr.             Senior Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Hruska                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Julie A. Hughes                         Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Roger G. Hutchison                      Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                        Executive Vice President & Chief
7601 Technology Way                     Distribution Officer
Denver, CO 80237

Daniel W. Koors                         Assistant Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Everett W. Kunzelman                    Vice President
1 Corporate Way
Lansing, MI 48951

Lynn W. Lopes                           Vice President
1 Corporate Way
Lansing, MI 48951

Ab B. Manning                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                   President, Chief Executive Officer,
1 Corporate Way                         & Director
Lansing, MI 48951

Thomas J. Meyer                         Senior Vice President, General Counsel &
1 Corporate Way                         Secretary
Lansing, MI 48951

Dean M. Miller                          Vice President
1 Corporate Way
Lansing, MI 48951

Keith R. Moore                          Vice President
1 Corporate Way
Lansing, MI 48951

Jacky Morin                             Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                           Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                       Executive Vice President & Chief
1 Corporate Way                         Administration Officer
Lansing, MI 48951

Mark D. Nerud                           Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Timothy J. Padot                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Russell E. Peck                         Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                      Vice President
1 Corporate Way
Lansing, Michigan 48951

Dana S. Rapier                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Susan S. Rhee                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

William R. Schulz                       Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad S. Shami                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Christian J. Shiemke                    Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                       Vice President
1 Corporate Way
Lansing, MI 48951

Gary L. Stone                           Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                       Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                          Executive Vice President & Director
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                   Vice President
1 Corporate Way
Lansing, MI 48951

Marcia L. Wadsten                       Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                        Chief Operating Officer
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

David A. Zyble                          Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Patrick W. Garcy                        Assistant Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Blue                             Assistant Vice President
1 Corporate Way
Lansing, MI 48951


Item 26.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

Equestrian Pointe            Illinois                   100% Jackson National      Real Estate Investment
Investors, L.L.C.                                       Life Insurance Company

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company/
                                                        Life Insurance Company     Jackson Inveestment

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson Investment           Michigan                   100% Brooke Holdings       Investment Adviser
Management LLC

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Meadows NRH Associates,      Texas                      100% Meadows NRH, Inc.     Real Estate Investment
L.P.

Meadows NRH, Inc.            Texas                      100% Jackson National      Real Estate Investment
                                                        Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities


PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential Four Limited      United Kingdom             100% Prudential            Holding Company
                                                        Corporation Holdings,      Activities
                                                        Limited


Prudential (US Holdco 1) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) Limited          Activities

Prudential (US Holdco 2) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 1) BV               Activities

Prudential (US Holdco 3) BV  Netherlands                100% Prudential (US        Holding Company
                                                        Holdco 2) BV               Activities

Prudential (US Holdco 1)     United Kingdom             100% Brooke LLC            Holding Company
Limited                                                                            Activities

Prudential (US Holdco 2)     Gibraltar                  100% Holborn Delaware      Holding Company
Limited                                                 LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Squire Reassurance           Michigan                   100% Jackson National      Special Purpose
Company LLC                                             Life Insurance             Financial Captive
                                                        Company                    Insurance Company

Squire Capital I LLC         Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Squire Capital II LLC       Michigan                    100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Item 27.   Number of Contract Owners as of July 31, 2008

           Qualified - 1,519
           Non-Qualified - 1,378

Item 28.         Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.         Principal Underwriter

     (a) Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

     (b)  Directors and Officers of Jackson National Life Distributors LLC:


Name and Business Address        Positions and Offices with Underwriter

Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Janice Blanchard                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Assistant Vice President
7601 Technology Way
Denver, CO 80237

(Christian) Alex Bremer          Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger             Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett                   Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and Deputy General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler                     Vice President
7601 Technology Way
Denver, CO 80237

Brian Lane                       Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manger and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kenneth Naes                     Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road, Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Justin Rafferty                  Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed                      Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Sharon Santella                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer Seamount                Vice President
7601 Technology Way
Denver, CO 80237

David Sprague                    Divisional Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Stephanie Valentine              Assistant Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Assistant Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott                  Assistant Vice President
7601 Technology Way
Denver, CO 80237


         (c)

Name of Principal       Net Underwriting      Compensation on      Brokerage             Compensation
Underwriter             Discounts and         Redemption or        Commissions
                        Commissions           Annuitization

Jackson National Life   Not Applicable        Not Applicable       Not Applicable        Not Applicable
Distributors LLC

Item. 30.        Location of Accounts and Records

           Jackson National Life Insurance Company
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           Institutional Marketing Group Service Center
           1 Corporate Way
           Lansing, Michigan 48951

           Jackson National Life Insurance Company
           7601 Technology Way
           Denver, Colorado 80237

           Jackson National Life Insurance Company
           225 West Wacker Drive, Suite 1200
           Chicago, IL  60606

Item. 31.        Management Services

           Not Applicable

Item. 32.        Undertakings and Representations

     a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

     e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS
          Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 6th day of October, 2008.

Jackson National Separate Account - V
(Registrant)

Jackson National Life Insurance Company


By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, Secretary, and
     General Counsel

Jackson National Life Insurance Company
(Depositor)


By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, Secretary, and
     General Counsel

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


*THOMAS J. MEYER                                        October 6, 2008
Clark P. Manning, Jr., President, Chief
Executive Officer and Director


*THOMAS J. MEYER                                        October 6, 2008
Michael A. Wells, Director


*THOMAS J. MEYER                                        October 6, 2008
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director


*THOMAS J. MEYER                                        October 6, 2008
Robert A. Fritts, Senior Vice President
and Controller


*THOMAS J. MEYER                                        October 6, 2008
James R. Sopha, Executive Vice President and Director


* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel, and Attorney-in-Fact pursuant to Power of Attorney executed on January 2, 2008

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee, and Anthony L. Dowling (each with power to act without the others) his attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNL Separate Account - I (033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128 and 333-136472), JNL Separate
Account III  (333-41153),  JNL Separate  Account IV (333-108433 and 333-118131),
and JNL Separate Account V (333-70697), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2008.

CLARK P. MANNING, JR.
______________________________________
Clark P. Manning, Jr., President, Chief
Executive Officer and Director

MICHAEL A. WELLS
______________________________________
Michael A. Wells, Chief Operating Officer and Director

ANDREW B. HOPPING
______________________________________
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

ROBERT A. FRITTS
______________________________________
Robert A. Fritts, Senior Vice President and
Controller

JAMES R. SOPHA
______________________________________
James R. Sopha, Executive Vice President, and Director



                                  EXHIBIT LIST

Exhibit No.  Description

4.

w. Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached as EX-4.w.

x. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached EX-4.x.

y. Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, attached EX-4.y.

5.

f. Form of the Perspective Advantage Fixed and Variable Annuity Application, attached as EX-5.f.

9.   Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.